GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 66.2%
Collateralized Mortgage Obligations – 5.7%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
$239,484	0.603	%(b)	03/15/44	$ 20,390
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,151,598	4.000		08/25/50	239,060
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
366,766	0.650	(b)	05/25/47	38,797
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
149,280	0.500	(b)	02/25/42	12,014
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
122,111	0.647	(b)(c)	10/20/43	5,062
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
66,128	0.747	(b)(c)	11/20/45	6,538
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
100,738	0.147	(b)(c)	09/20/44	6,582
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
332,618	0.747	(b)(c)	09/20/48	34,381
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
74,544	0.597	(b)(c)	01/20/49	7,112
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
67,410	0.597	(b)(c)	01/20/49	6,328
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
85,199	0.147	(b)(c)	11/20/44	6,302
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
137,728	0.797	(b)(c)	09/20/45	14,197
Government National Mortgage Association REMICS Series 2016-27, Class IA
115,070	4.000	(c)	06/20/45	16,086
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
222,180	0.747	(b)(c)	09/20/48	22,689
Government National Mortgage Association REMICS Series 2019-153, Class EI
1,012,693	4.000	(c)	12/20/49	206,782

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$358,959	0.797	%(b)(c)	02/20/40	$ 33,128
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
109,804	0.797	(b)(c)	08/20/45	11,340
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
176,644	0.647	(b)(c)	11/20/43	15,548
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
82,427	0.797	(b)(c)	11/20/45	8,032

				710,368

Sequential Fixed Rate – 1.1%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
459,984	5.943	(c)(d)(e)	12/01/63	458,546
Federal National Mortgage Association REMICS Series 2012- 111, Class B
13,237	7.000		10/25/42	13,916
Federal National Mortgage Association REMICS Series 2012- 153, Class B
36,299	7.000		07/25/42	38,773
Federal National Mortgage Association REMICS Series 2011-52, Class GB
146,620	5.000		06/25/41	145,094
Federal National Mortgage Association REMICS Series 2005-70, Class PA
18,620	5.500		08/25/35	18,702
Government National Mortgage Association REMICS Series 2021-135, Class A
2,531,342	2.000	(c)	08/20/51	2,027,079
OBX Trust Series 2024-NQM1, Class A1
990,919	5.928	(c)(d)(e)	11/25/63	988,747
OBX Trust Series 2024-NQM1, Class A2
92,179	6.253	(c)(d)(e)	11/25/63	92,097

				3,782,954

Sequential Floating Rate(c) – 4.4%
Angel Oak Mortgage Trust Series 2021-6, Class A1
226,389	1.458	(b)(d)	09/25/66	183,333
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
150,000	6.000	(b)(d)	02/25/55	147,876
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
225,000	5.500	(b)(d)	02/25/55	214,526
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
100,000	6.000	(b)(d)	02/25/55	98,729
CIM Trust Series 2019-INV3, Class A15
53,074	3.500	(b)(d)	08/25/49	46,190

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
$1,086,491	5.960	%(b)	11/25/36	$ 897,217
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
754,000	10.135	(b)(d)	10/25/50	862,935
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA4, Class B1 (1 mo. USD Term SOFR + 5.364%)
390,929	10.700	(b)(d)	09/25/50	437,740
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
1,027,749	6.585	(b)(d)	03/25/44	1,029,597
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
640,665	6.585	(b)(d)	03/25/44	642,028
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
300,000	7.335	(b)(d)	03/25/44	301,281
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,010,939	6.535	(b)(d)	05/25/44	1,012,109
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
142,434	9.235	(b)(d)	04/25/43	152,574
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
130,000	8.435	(b)(d)	06/25/43	137,353
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (1 mo. USD Term SOFR + 2.500%)
120,000	7.835	(b)(d)	10/25/43	123,589
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
330,000	8.885	(b)(d)	10/25/43	344,686
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
350,000	8.035	(b)(d)	01/25/44	355,587
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
225,000	7.135	(b)(d)	01/25/44	227,540
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
575,000	7.135	(b)(d)	02/25/44	578,170

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$250,000	6.974	%(b)(d)	05/25/44	$ 250,551
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
250,000	7.285	(b)(d)	03/25/44	251,413
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
200,000	8.135	(b)(d)	03/25/44	202,153
GCAT Trust Series 2019-NQM3, Class M1
500,000	3.450	(b)(d)	11/25/59	435,835
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
113,584	5.780	(b)	12/25/36	103,136
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
760,881	2.520	(b)(d)	05/25/52	617,708
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
662,730	5.990	(b)(d)	07/25/64	667,290
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,016,311	3.000	(b)(d)	05/25/54	889,172
JP Morgan Mortgage Trust Series 2024-5, Class A6
475,000	6.000	(b)(d)	11/25/54	472,617
Mill City Mortgage Loan Trust Series 2017-2, Class A3
98,405	3.250	(b)(d)	07/25/59	93,765
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(b)(d)	08/25/59	641,015
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(b)(d)	11/25/60	641,317
Residential Mortgage Loan Trust Series 2019-2, Class B1
300,000	4.713	(b)(d)	05/25/59	287,364
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
950,000	3.000	(b)(d)	04/25/60	876,241
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.916	(b)(d)	07/25/57	87,223
Verus Securitization Trust Series 2022-INV1, Class A1
81,317	5.041	(d)(e)	08/25/67	80,882
Vista Point Securitization Trust Series 2020-2, Class M1
500,000	3.401	(b)(d)	04/25/65	453,418
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
24,681	3.500	(b)(d)	07/25/49	21,588

				14,865,748

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 19,359,070

Commercial Mortgage-Backed Securities – 7.4%
Sequential Fixed Rate – 3.3%
Bank Series 2021-BN35, Class A5
$950,000	2.285	%(c)	06/15/64	$ 780,441
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,026,203

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Bank Series 2017-BNK6, Class A5
$525,000	3.518	%(c)	07/15/60	$ 495,941
Benchmark Mortgage Trust Series 2023-B39, Class A5
700,000	5.754	(c)	07/15/56	722,131
BMO Mortgage Trust Series 2022-C3, Class A5
150,000	5.313	(c)	09/15/54	149,353
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	950,715
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(d)	05/10/41	915,884
GS Mortgage Securities Trust Series 2017-GS7, Class A4
550,000	3.430	(c)	08/10/50	513,352
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	528,583
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
598,000	3.024	(d)	01/05/39	534,262
Manhattan West Mortgage Trust Series 2020-1MW, Class A
750,000	2.130	(d)	09/10/39	667,469
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	380,609
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	841,650
One Bryant Park Trust Series 2019-OBP, Class A
580,000	2.516	(d)	09/15/54	492,335
SLG Office Trust Series 2021-OVA, Class A
600,000	2.585	(d)	07/15/41	490,992
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,053,563
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
825,000	2.626	(c)	04/15/54	692,150

				11,235,633

Sequential Floating Rate(b) – 4.1%
Bank Series 2022-BNK44, Class A5
500,000	5.936	(c)	11/15/55	516,567
Bank5 Series 2023-5YR4, Class AS
200,000	7.274	(c)	12/15/56	210,878
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
325,000	6.248	(d)	03/15/37	307,332
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
225,000	6.497	(d)	03/15/37	206,182
BBCMS Mortgage Trust Series 2024-5C25, Class C
475,000	6.643	(c)	03/15/57	478,931
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
375,000	6.647	(d)	03/15/37	335,435
BBCMS Mortgage Trust Series 2024-C26, Class C
400,000	6.000	(c)	05/15/57	388,898

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
$625,000	6.671	%(d)	03/15/41	$ 620,321
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,083,453	6.771	(d)	02/15/39	1,079,877
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
551,415	6.721	(d)	03/15/41	548,848
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
625,000	6.870	(d)	03/15/34	622,499
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
518,693	7.780	(d)	08/15/39	517,400
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,050,000	6.971	(d)	02/15/41	1,046,599
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
850,000	7.170	(d)	04/15/26	847,658
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
500,000	7.869	(d)	04/15/26	498,622
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,025,000	7.141	(d)	06/15/41	1,020,084
DC Trust Series 2024-HLTN, Class A
350,000	5.934	(d)	04/13/28	345,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
552,251	6.004	(c)	02/25/33	552,597
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
279,253	5.996	(c)	11/25/29	278,414
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
575,000	6.394	(d)	01/15/36	550,646
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
500,000	7.070	(d)	04/15/41	496,504
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(c)	04/15/55	730,688
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
875,000	5.308	(d)	07/15/35	861,118

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$550,000	5.743	%(d)	07/15/35	$ 541,678

				13,603,504

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES				$ 24,839,137

Federal Agencies – 53.1%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC 1 yr. Treasury + 1.772%)
$16,609	6.018%		09/01/35	$ 16,940

Federal Home Loan Mortgage Corp. – 0.5%
27,123	6.000		08/01/27	27,220
5,440	5.000		08/01/33	5,399
828	5.000		09/01/33	822
1,217	5.000		10/01/33	1,208
1,264	5.000		11/01/34	1,255
49,234	5.000		12/01/34	48,880
1,732	5.000		07/01/35	1,719
2	5.000		11/01/35	2
18,398	5.000		03/01/39	18,293
1,530	5.000		05/01/39	1,522
1,239	5.000		08/01/40	1,241
13,545	4.000		02/01/41	12,809
1,251	5.000		06/01/41	1,253
332,243	4.000		03/01/48	309,196
339,027	4.000		04/01/48	315,352
948,520	4.500		08/01/48	914,367

				1,660,538

Government National Mortgage Association – 24.5%
9,882	5.500		11/15/32	9,959
3,117	5.500		01/15/33	3,136
14,763	5.500		02/15/33	14,920
14,901	5.500		03/15/33	15,049
19,102	5.500		07/15/33	19,261
7,207	5.500		08/15/33	7,276
3,004	5.500		09/15/33	3,024
7,440	5.500		04/15/34	7,514
6,263	5.500		05/15/34	6,322
70,302	5.500		09/15/34	71,297
66,760	5.500		12/15/34	67,764
57,621	5.500		01/15/35	58,516
167	5.500		05/15/36	169
2,427	4.000		02/20/41	2,305
3,876	4.000		11/20/41	3,677
648	4.000		01/20/42	615
2,060	4.000		04/20/42	1,953
1,302	4.000		10/20/42	1,234
329,201	4.000		08/20/43	311,541
1,837	4.000		03/20/44	1,737
2,266	4.000		05/20/44	2,143
157,702	4.000		11/20/44	148,394
37,969	4.000		12/20/44	35,728

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$10,312	4.000%	05/20/45	$ 9,703
37,126	4.000	07/20/45	34,888
203,096	4.000	01/20/46	190,855
651,285	4.500	05/20/48	628,001
984,260	4.500	08/20/48	947,842
112,814	5.000	08/20/48	111,393
689,527	4.500	09/20/48	664,013
820,924	5.000	10/20/48	809,039
452,857	5.000	11/20/48	446,300
459,536	5.000	12/20/48	452,308
1,059,206	4.500	01/20/49	1,017,697
856,840	5.000	01/20/49	843,364
419,888	4.000	02/20/49	392,350
874,086	4.500	02/20/49	839,832
22,286	4.500	03/20/49	21,413
272,927	4.000	03/20/49	254,857
75,793	5.000	03/20/49	74,696
465,554	4.000	04/20/49	434,731
602,750	3.000	08/20/49	529,464
266,214	4.500	10/20/49	256,364
275,046	4.500	12/20/49	264,267
1,176,027	3.000	03/20/50	1,031,978
252,343	4.000	01/20/51	234,295
289,378	2.500	09/20/51	240,444
537,518	2.500	11/20/51	447,463
925,883	3.000	11/20/51	799,419
307,269	2.500	12/20/51	255,789
1,724,972	4.500	09/20/52	1,641,897
2,893,087	7.000	01/20/54	2,946,518
4,000,000	2.500	TBA-30yr(f)	3,363,958
3,000,000	2.000	TBA-30yr(f)	2,429,209
3,000,000	3.500	TBA-30yr(f)	2,696,348
22,000,000	4.500	TBA-30yr(f)	20,912,560
1,000,000	5.500	TBA-30yr(f)	992,150
6,000,000	6.000	TBA-30yr(f)	6,025,783
16,000,000	6.500	TBA-30yr(f)	16,222,179
12,000,000	7.000	TBA-30yr(f)	12,216,846

			82,473,747

Uniform Mortgage-Backed Security – 28.1%
4,785	4.500	02/01/39	4,650
1,564	4.500	04/01/39	1,523
3,446	4.500	08/01/39	3,358
44,065	4.500	12/01/39	42,936
36,299	4.500	06/01/40	35,255
17,155	4.500	08/01/41	16,692
30,025	3.000	12/01/42	27,000
72,568	3.000	01/01/43	65,044
20,248	3.000	02/01/43	18,146
6,972	3.000	03/01/43	6,290
121,916	3.000	04/01/43	108,827
18,654	3.000	05/01/43	16,590
27,505	3.000	06/01/43	24,486
7,917	3.000	07/01/43	7,048
10,076	5.000	06/01/44	9,963

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$11,981	3.500%	03/01/45	$ 10,851
856,190	4.500	04/01/45	828,559
313,095	3.000	04/01/45	274,819
105,712	4.500	05/01/45	102,201
391,375	4.500	06/01/45	378,496
171,189	4.000	11/01/45	159,880
57,851	4.000	03/01/46	53,992
31,844	4.000	06/01/46	29,704
9,306	4.000	08/01/46	8,681
75,625	4.000	10/01/46	70,542
56,577	4.000	06/01/47	52,847
309,676	4.500	07/01/47	297,843
139,175	4.500	11/01/47	133,857
181,678	4.000	12/01/47	169,927
504,857	4.000	01/01/48	472,202
529,298	4.000	02/01/48	495,063
363,561	4.000	03/01/48	340,046
441,081	4.500	05/01/48	421,608
513,804	4.000	06/01/48	480,250
243,473	4.500	09/01/48	234,398
1,072,947	5.000	11/01/48	1,060,194
79,568	4.500	06/01/49	76,085
1,621,200	3.000	09/01/49	1,410,340
32,075	4.500	10/01/49	30,608
754,610	4.500	01/01/50	721,507
1,957,583	4.000	03/01/50	1,821,789
4,596,135	4.500	03/01/50	4,412,129
850,468	2.500	09/01/50	710,311
5,549,452	2.000	10/01/50	4,375,562
6,424,249	3.000	10/01/50	5,568,063
1,991,358	3.000	11/01/50	1,725,819
5,550,516	2.000	11/01/50	4,374,897
2,357,040	3.000	12/01/50	2,045,317
2,707,702	2.500	02/01/51	2,225,323
3,030,795	2.000	03/01/51	2,390,504
535,172	2.000	04/01/51	420,768
10,366,285	2.000	05/01/51	8,147,482
4,262,472	2.500	05/01/51	3,530,352
967,313	2.500	08/01/51	803,970
5,635,938	2.500	09/01/51	4,665,639
3,043,970	6.000	11/01/52	3,090,299
549,070	6.000	12/01/52	559,142
2,811,998	4.500	05/01/53	2,679,948
2,802,623	6.500	09/01/53	2,870,517
963,772	6.500	12/01/53	994,950
2,000,000	2.500	TBA-30yr(f)	1,633,438
3,000,000	3.000	TBA-30yr(f)	2,552,814
4,000,000	3.500	TBA-30yr(f)	3,540,310
4,000,000	5.500	TBA-30yr(f)	3,945,156

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$17,000,000	6.000%		TBA-30yr(f)	$ 17,047,823

				94,834,630

TOTAL FEDERAL AGENCIES				$178,985,855

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $229,367,596)				$223,184,062

Corporate Obligations – 37.7%
Aerospace & Defense – 1.3%
Boeing Co. (c)
$1,400,000	3.450%		11/01/28	$ 1,267,168
1,350,000	5.150		05/01/30	1,296,081
15,000	3.600		05/01/34	12,066
80,000	3.250		02/01/35	61,108
15,000	3.375		06/15/46	9,557
25,000	3.750		02/01/50	16,403
137,000	6.858	(d)	05/01/54	140,463
Howmet Aerospace, Inc.
60,000	5.900		02/01/27	60,767
5,000	3.000	(c)	01/15/29	4,544
RTX Corp. (c)
65,000	3.125		05/04/27	61,638
1,385,000	6.100		03/15/34	1,458,405

				4,388,200

Agriculture – 0.0%
Altria Group, Inc.
25,000	3.400	(c)	02/04/41	17,996
5,000	4.250		08/09/42	3,975
10,000	4.450	(c)	05/06/50	7,675
BAT Capital Corp. (c)
45,000	2.259		03/25/28	40,312
10,000	4.758		09/06/49	7,871
Philip Morris International, Inc.
25,000	5.625	(c)	11/17/29	25,530
10,000	4.375		11/15/41	8,422
10,000	4.500		03/20/42	8,549
10,000	4.125		03/04/43	8,036
Reynolds American, Inc. (c)
5,000	5.700		08/15/35	4,884
15,000	5.850		08/15/45	13,871

				147,121

Automotive – 0.4%
Aptiv PLC(c)
25,000	3.100		12/01/51	15,254
Cummins, Inc.(c)
30,000	2.600		09/01/50	18,217
Ford Motor Credit Co. LLC (c)
500,000	5.850		05/17/27	500,460
General Motors Co.
25,000	6.600	(c)	04/01/36	26,194

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
$10,000	6.250%		10/02/43	$ 9,960
5,000	5.400	(c)	04/01/48	4,478
General Motors Financial Co., Inc.(c)
300,000	4.300		07/13/25	295,977
75,000	2.400		10/15/28	66,299
500,000	2.350		01/08/31	410,130

				1,346,969

Banks – 9.5%
Banco do Brasil SA(b)(c) (10 yr. CMT + 4.398%)
200,000	8.748		10/15/24	203,688
Banco Mercantil del Norte SA (b)(c)(d) (5 yr. CMT + 4.643%)
260,000	5.875		01/24/27	243,473
Banco Santander SA
800,000	2.746		05/28/25	779,216
600,000	4.250		04/11/27	580,494
200,000	2.749		12/03/30	166,488
600,000	6.921		08/08/33	627,144
Bank of America Corp.(c)
925,000	4.183		11/25/27	892,884
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	(b)	02/13/31	64,806
(3 mo. USD Term SOFR + 1.322%)
45,000	3.559	(b)	04/23/27	43,519
(3 mo. USD Term SOFR + 1.332%)
5,000	3.970	(b)	03/05/29	4,780
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	(b)	07/23/29	722,490
(3 mo. USD Term SOFR + 1.582%)
20,000	4.078	(b)	04/23/40	16,984
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	(b)	01/20/28	506,163
(3 mo. USD Term SOFR + 3.412%)
5,000	4.083	(b)	03/20/51	3,994
(5 yr. CMT + 1.200%)
475,000	2.482	(b)	09/21/36	379,278
(Secured Overnight Financing Rate + 0.910%)
70,000	1.658	(b)	03/11/27	65,634
(Secured Overnight Financing Rate + 0.960%)
45,000	1.734	(b)	07/22/27	41,699
(Secured Overnight Financing Rate + 1.050%)
65,000	2.551	(b)	02/04/28	60,662
(Secured Overnight Financing Rate + 1.060%)
20,000	2.087	(b)	06/14/29	17,746
(Secured Overnight Financing Rate + 1.220%)
550,000	2.651	(b)	03/11/32	465,580
(Secured Overnight Financing Rate + 1.330%)
325,000	2.972	(b)	02/04/33	275,132
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898	(b)	07/23/31	493,884
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202	(b)	04/25/29	1,597,168
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571	(b)	04/27/33	259,374

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.930%)
$10,000	2.676	%(b)	06/19/41	$ 6,992
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948	(b)	07/22/28	545,495
Bank of New York Mellon Corp. (b)(c) (Secured Overnight Financing Rate + 1.598%)
65,000	6.317		10/25/29	67,928
(Secured Overnight Financing Rate + 1.802%)
20,000	5.802		10/25/28	20,381
Barclays PLC(b)(c) (1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	890,584
(Secured Overnight Financing Rate + 2.714%)
825,000	2.852		05/07/26	804,301
BNP Paribas SA(d)
346,000	3.375		01/09/25	341,533
(Secured Overnight Financing Rate + 1.004%)
725,000	1.323	(b)(c)	01/13/27	676,947
(Secured Overnight Financing Rate + 2.074%)
350,000	2.219	(b)(c)	06/09/26	338,397
BPCE SA(d)
525,000	4.625		09/12/28	507,680
Citigroup, Inc.
125,000	4.300		11/20/26	122,028
(Secured Overnight Financing Rate + 0.765%)
65,000	1.122	(b)(c)	01/28/27	60,645
(Secured Overnight Financing Rate + 0.770%)
70,000	1.462	(b)(c)	06/09/27	64,893
(Secured Overnight Financing Rate + 1.146%)
40,000	2.666	(b)(c)	01/29/31	34,797
(Secured Overnight Financing Rate + 1.280%)
15,000	3.070	(b)(c)	02/24/28	14,158
(Secured Overnight Financing Rate + 1.422%)
550,000	2.976	(b)(c)	11/05/30	489,863
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	769,136
Citizens Financial Group, Inc.(b)(c) (Secured Overnight Financing Rate + 2.010%)
30,000	5.841		01/23/30	29,900
Credit Agricole SA(b)(c)(d) (5 yr. USD Swap + 4.319%)
250,000	6.875		09/23/24	249,117
(Secured Overnight Financing Rate + 1.676%)
375,000	1.907		06/16/26	360,990
Deutsche Bank AG(b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	427,090
Fifth Third Bancorp(c)
375,000	2.375		01/28/25	367,800
(Secured Overnight Financing Rate + 2.192%)
65,000	6.361	(b)	10/27/28	66,414
First Horizon Corp.(c)
700,000	4.000		05/26/25	686,490

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First-Citizens Bank & Trust Co.(b)(c) (3 mo. USD Term SOFR + 1.715%)
$600,000	2.969%		09/27/25	$ 593,682
Huntington Bancshares, Inc.(c)
825,000	4.000		05/15/25	811,321
ING Groep NV(b)(c)(d) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	909,938
JPMorgan Chase & Co.(c)
425,000	3.625		12/01/27	406,597
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	464,032
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	175,278
(Secured Overnight Financing Rate + 0.885%)
25,000	1.578	(b)	04/22/27	23,343
(Secured Overnight Financing Rate + 1.015%)
60,000	2.069	(b)	06/01/29	53,366
(Secured Overnight Financing Rate + 1.170%)
60,000	2.947	(b)	02/24/28	56,519
(Secured Overnight Financing Rate + 1.580%)
25,000	3.328	(b)	04/22/52	17,626
(Secured Overnight Financing Rate + 1.800%)
901,000	4.586	(b)	04/26/33	857,256
(Secured Overnight Financing Rate + 1.890%)
55,000	2.182	(b)	06/01/28	50,489
(Secured Overnight Financing Rate + 2.440%)
30,000	3.109	(b)	04/22/51	20,443
M&T Bank Corp. (b)(c) (Secured Overnight Financing Rate + 2.260%)
35,000	6.082		03/13/32	34,885
Macquarie Group Ltd. (b)(c)(d) (Secured Overnight Financing Rate +1.069%)
450,000	1.340		01/12/27	421,281
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	27,049
Morgan Stanley
174,000	3.950		04/23/27	168,051
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	193,346
(Secured Overnight Financing Rate + 0.720%)
70,000	0.985	(b)(c)	12/10/26	65,484
(Secured Overnight Financing Rate + 0.858%)
40,000	1.512	(b)(c)	07/20/27	36,990
(Secured Overnight Financing Rate + 0.879%)
70,000	1.593	(b)(c)	05/04/27	65,248
(Secured Overnight Financing Rate + 1.034%)
790,000	1.794	(b)(c)	02/13/32	634,955
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	635,542
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	119,866
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,390,159
NatWest Group PLC(b)(c) (5 yr. CMT + 2.100%)
200,000	3.754		11/01/29	198,018

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (b)(c) (Secured Overnight Financing Rate + 2.140%)
$30,000	6.037%		10/28/33	$ 30,923
Santander Holdings USA, Inc. (b)(c)
(Secured Overnight Financing Rate + 2.500%)
10,000	6.174		01/09/30	10,086
(Secured Overnight Financing Rate + 3.280%)
25,000	7.660		11/09/31	27,079
State Street Corp.(b)(c) (Secured Overnight Financing Rate + 1.484%)
65,000	5.684		11/21/29	66,481
Toronto-Dominion Bank
625,000	4.456		06/08/32	588,981
Truist Financial Corp.(b)(c)
(Secured Overnight Financing Rate + 0.609%)
35,000	1.267		03/02/27	32,530
(Secured Overnight Financing Rate + 0.862%)
70,000	1.887		06/07/29	61,310
(Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	151,053
U.S. Bancorp(b)(c)
(5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	588,198
(Secured Overnight Financing Rate + 0.730%)
25,000	2.215		01/27/28	23,114
(Secured Overnight Financing Rate + 1.020%)
10,000	2.677		01/27/33	8,267
(Secured Overnight Financing Rate + 1.230%)
5,000	4.653		02/01/29	4,895
(Secured Overnight Financing Rate + 2.020%)
55,000	5.775		06/12/29	55,840
(Secured Overnight Financing Rate + 2.090%)
5,000	5.850		10/21/33	5,079
UBS Group AG
307,000	4.550		04/17/26	301,744
2,025,000	4.282	(c)(d)	01/09/28	1,942,117
(5 yr. CMT + 4.758%)
200,000	9.250	(b)(c)(d)	11/13/33	223,970
(Secured Overnight Financing Rate + 1.560%)
302,000	2.593	(b)(c)(d)	09/11/25	300,043
Wells Fargo & Co.
675,000	3.000		10/23/26	641,284
600,000	4.300		07/22/27	584,256
75,000	4.150	(c)	01/24/29	72,089
(3 mo. USD Term SOFR + 1.262%)
30,000	2.572	(b)(c)	02/11/31	25,955
(3 mo. USD Term SOFR + 1.432%)
60,000	3.196	(b)(c)	06/17/27	57,461
10,000	2.879	(b)(c)	10/30/30	8,866
(3 mo. USD Term SOFR + 4.502%)
25,000	5.013	(b)(c)	04/04/51	22,792
(Secured Overnight Financing Rate + 1.980%)
400,000	4.808	(b)(c)	07/25/28	394,196
(Secured Overnight Financing Rate + 2.100%)
75,000	2.393	(b)(c)	06/02/28	69,103

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
$932,000	4.897	%(b)(c)	07/25/33	$ 897,190

				32,081,505

Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.(c)
35,000	4.900		02/01/46	32,019
Anheuser-Busch InBev Worldwide, Inc.
80,000	8.200		01/15/39	101,723
Coca-Cola Consolidated, Inc.(c)
228,000	5.450		06/01/34	230,034
Constellation Brands, Inc.(c)
500,000	3.600		02/15/28	473,855
325,000	2.250		08/01/31	266,750
JDE Peet’s NV(c)(d)
375,000	1.375		01/15/27	339,244
Keurig Dr Pepper, Inc.(c)
575,000	4.597		05/25/28	563,414
925,000	2.250		03/15/31	769,609
PepsiCo, Inc.(c)
10,000	1.625		05/01/30	8,371

				2,785,019

Biotechnology(c) – 0.9%
Amgen, Inc.
1,278,000	5.250		03/02/30	1,287,406
800,000	5.250		03/02/33	797,640
Biogen, Inc.
25,000	3.150		05/01/50	16,114
CSL Finance PLC(d)
100,000	3.850		04/27/27	96,456
Royalty Pharma PLC
425,000	1.200		09/02/25	403,622
461,000	5.400		09/02/34	448,747
10,000	3.300		09/02/40	7,221
10,000	3.550		09/02/50	6,718

				3,063,924

Building Materials(c) – 0.6%
Carrier Global Corp.
1,180,000	5.900		03/15/34	1,232,345
35,000	3.577		04/05/50	25,418
Fortune Brands Innovations, Inc.
5,000	4.500		03/25/52	3,933
Masco Corp.
325,000	1.500		02/15/28	284,889
Masterbrand, Inc.(d)
135,000	7.000		07/15/32	136,509
Smyrna Ready Mix Concrete LLC(d)
475,000	8.875		11/15/31	503,913

				2,187,007

Chemicals – 1.4%
Albemarle Corp.(c)
15,000	5.650		06/01/52	13,303

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Ashland Services BV(c)
EUR	650,000	2.000%		01/30/28	$ 640,428
Axalta Coating Systems LLC(c)(d)
	$475,000	3.375		02/15/29	426,009
Celanese U.S. Holdings LLC(c)
	30,000	6.165		07/15/27	30,448
	735,000	6.350		11/15/28	755,029
	40,000	6.330		07/15/29	41,150
Dow Chemical Co.(c)
	35,000	6.300		03/15/33	36,925
Huntsman International LLC(c)
	350,000	4.500		05/01/29	331,573
	250,000	2.950		06/15/31	204,613
Ingevity Corp.(c)(d)
	360,000	3.875		11/01/28	327,020
International Flavors & Fragrances, Inc.(c)
	650,000	1.832	(d)	10/15/27	580,606
	10,000	5.000		09/26/48	8,592
LYB International Finance BV
	20,000	5.250		07/15/43	18,145
OCP SA(c)(d)
	420,000	6.750		05/02/34	431,025
PPG Industries, Inc.(c)
	5,000	1.200		03/15/26	4,657
Sherwin-Williams Co.(c)
	500,000	3.450		06/01/27	476,475
SNF Group SACA(c)(d)
	590,000	3.375		03/15/30	509,329

					4,835,327

Commercial Services(c) – 0.5%
Ashtead Capital, Inc.(d)
	301,000	5.800		04/15/34	298,857
Brink’s Co.(d)
	125,000	6.500		06/15/29	126,353
	280,000	6.750		06/15/32	282,416
CoStar Group, Inc.(d)
	625,000	2.800		07/15/30	528,637
Global Payments, Inc.
	15,000	3.200		08/15/29	13,486
	15,000	5.950		08/15/52	14,456
Quanta Services, Inc.
	30,000	3.050		10/01/41	21,099
TriNet Group, Inc.(d)
	500,000	7.125		08/15/31	507,455

					1,792,759

Computers(c) – 0.2%
Dell International LLC/EMC Corp.
	268,000	6.020		06/15/26	270,822
	75,000	5.300		10/01/29	75,412
	50,000	6.200		07/15/30	52,464
	10,000	8.100		07/15/36	11,914
	35,000	8.350		07/15/46	44,294

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – (continued)
Hewlett Packard Enterprise Co.
$15,000	6.350%		10/15/45	$ 15,756
Western Digital Corp.
30,000	2.850		02/01/29	25,996
10,000	3.100		02/01/32	8,133

				504,791

Diversified Financial Services(c) –1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
295,000	6.500		07/15/25	297,543
675,000	3.000		10/29/28	613,474
275,000	3.400		10/29/33	230,857
Air Lease Corp.
225,000	3.375		07/01/25	219,872
875,000	3.750		06/01/26	845,259
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	679,980
American Express Co.(b) (Secured Overnight Financing Rate + 1.280%)
10,000	5.282		07/27/29	10,016
Aviation Capital Group LLC(d)
375,000	1.950		01/30/26	352,879
Avolon Holdings Funding Ltd.(d)
675,000	2.875		02/15/25	661,399
175,000	4.250		04/15/26	169,920
Brookfield Finance, Inc.
20,000	3.500		03/30/51	13,848
Capital One Financial Corp.(b)
(Secured Overnight Financing Rate + 0.855%)
35,000	1.878		11/02/27	32,095
(Secured Overnight Financing Rate + 1.790%)
65,000	3.273		03/01/30	58,619
Charles Schwab Corp.(b)
(5 yr. CMT + 4.971%)
322,000	5.375		06/01/25	318,442
(Secured Overnight Financing Rate + 1.878%)
65,000	6.196		11/17/29	67,561
(Secured Overnight Financing Rate + 2.210%)
10,000	5.643		05/19/29	10,129
(Secured Overnight Financing Rate + 2.500%)
5,000	5.853		05/19/34	5,095
Discover Financial Services
65,000	4.100		02/09/27	62,477
(Secured Overnight Financing Rate + 3.370%)
10,000	7.964	(b)	11/02/34	11,246
Intercontinental Exchange, Inc.(d)
190,000	3.625		09/01/28	179,223
Jefferies Financial Group, Inc.
45,000	2.625		10/15/31	36,371
Macquarie Airfinance Holdings Ltd.(d)
70,000	6.400		03/26/29	71,244
Mastercard, Inc.
5,000	3.300		03/26/27	4,799
10,000	3.850		03/26/50	7,888

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
OneMain Finance Corp.
$475,000	7.500%	05/15/31	$ 480,866
Synchrony Financial
25,000	2.875	10/28/31	20,071
VFH Parent LLC/Valor Co.-Issuer, Inc.(d)
845,000	7.500	06/15/31	848,963

			6,310,136

Electrical(c) – 0.9%
Ameren Corp.
125,000	3.500	01/15/31	112,650
American Electric Power Co., Inc.
20,000	2.300	03/01/30	17,028
Appalachian Power Co.
30,000	3.700	05/01/50	20,727
Constellation Energy Generation LLC
15,000	5.600	06/15/42	14,475
Duke Energy Corp.
10,000	3.500	06/15/51	6,745
40,000	5.000	08/15/52	34,771
Edison International
20,000	6.950	11/15/29	21,251
Emera U.S. Finance LP
10,000	4.750	06/15/46	8,225
Entergy Louisiana LLC
25,000	4.750	09/15/52	21,507
Exelon Corp.
30,000	4.450	04/15/46	24,766
NextEra Energy Capital Holdings, Inc.
70,000	3.550	05/01/27	66,854
525,000	1.900	06/15/28	464,174
Pacific Gas & Electric Co.
250,000	2.100	08/01/27	225,783
5,000	4.500	07/01/40	4,121
125,000	3.300	08/01/40	88,886
5,000	4.000	12/01/46	3,594
30,000	4.950	07/01/50	24,776
PacifiCorp
30,000	4.150	02/15/50	22,907
660,000	5.800	01/15/55	639,454
Public Service Co. of Colorado
35,000	4.500	06/01/52	28,388
Southern California Edison Co.
450,000	4.200	03/01/29	430,173
25,000	4.875	03/01/49	21,694
Southern Power Co.
30,000	4.950	12/15/46	26,086
Xcel Energy, Inc.
900,000	3.350	12/01/26	858,717

			3,187,752

Electrical Components & Equipment(c)(d) – 0.1%
WESCO Distribution, Inc.
195,000	6.375	03/15/29	195,780

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Components & Equipment(c)(d) – (continued)
$145,000	6.625%		03/15/32	$ 146,631

				342,411

Electronics(c) – 0.3%
Allegion U.S. Holding Co., Inc.
256,000	5.600		05/29/34	256,120
Amphenol Corp.
5,000	2.800		02/15/30	4,452
Atkore, Inc.(d)
945,000	4.250		06/01/31	836,344
Flex Ltd.
10,000	4.875		06/15/29	9,685
Jabil, Inc.
30,000	3.600		01/15/30	27,065

				1,133,666

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Power II Ltd.
173,500	4.300		12/13/28	158,319

Engineering & Construction(c) – 0.3%
MasTec, Inc.(d)
610,000	4.500		08/15/28	581,690
Mexico City Airport Trust
200,000	4.250		10/31/26	192,218
250,000	3.875	(d)	04/30/28	234,687

				1,008,595

Entertainment(c) – 0.8%
Merlin Entertainments Group U.S. Holdings, Inc.(d)
505,000	7.375		02/15/31	514,696
Warnermedia Holdings, Inc.
775,000	6.412		03/15/26	774,829
450,000	4.054		03/15/29	415,589
1,228,000	4.279		03/15/32	1,071,528

				2,776,642

Environmental(c)(d) – 0.3%
Veralto Corp.
980,000	5.450		09/18/33	977,236

Food & Drug Retailing – 0.7%
Campbell Soup Co.(c)
380,000	5.400		03/21/34	377,705
Conagra Brands, Inc.(c)
65,000	1.375		11/01/27	57,257
5,000	5.300		11/01/38	4,707
J M Smucker Co.(c)
449,000	5.900		11/15/28	462,461
725,000	6.200		11/15/33	761,264
Kellanova
50,000	7.450		04/01/31	55,925
Kraft Heinz Foods Co.
30,000	6.875		01/26/39	33,289
Kroger Co.(c)
10,000	2.200		05/01/30	8,502

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc.(c)(d)
$498,000	5.625%	01/15/28	$ 490,435
Sysco Corp.(c)
50,000	6.600	04/01/40	54,100
25,000	4.500	04/01/46	21,035
Tyson Foods, Inc.(c)
15,000	3.550	06/02/27	14,341
20,000	5.100	09/28/48	17,444

			2,358,465

Gas(c) – 0.1%
East Ohio Gas Co.(d)
150,000	1.300	06/15/25	143,866
NiSource, Inc.
100,000	3.600	05/01/30	91,776

			235,642

Hand/Machine Tools(c) – 0.0%
Stanley Black & Decker, Inc.
70,000	2.300	03/15/30	59,604

Healthcare Providers & Services – 1.3%
Adventist Health System(c)
235,000	5.757	12/01/34	234,805
Baxter International, Inc.(c)
179,000	1.915	02/01/27	164,037
Centene Corp.(c)
165,000	4.250	12/15/27	157,542
60,000	3.375	02/15/30	53,240
CommonSpirit Health(c)
635,000	3.910	10/01/50	482,276
610,000	6.461	11/01/52	673,982
Elevance Health, Inc.(c)
5,000	2.875	09/15/29	4,498
10,000	2.250	05/15/30	8,566
25,000	6.100	10/15/52	26,231
HCA, Inc.(c)
25,000	4.125	06/15/29	23,677
420,000	5.450	04/01/31	419,635
15,000	5.250	06/15/49	13,362
15,000	3.500	07/15/51	10,028
685,000	5.900	06/01/53	666,847
Laboratory Corp. of America Holdings(c)
70,000	1.550	06/01/26	65,025
Quest Diagnostics, Inc.(c)
10,000	2.950	06/30/30	8,866
Revvity, Inc.(c)
20,000	3.300	09/15/29	18,200
Solventum Corp.(c)(d)
700,000	5.400	03/01/29	697,837
345,000	5.600	03/23/34	338,611
STERIS Irish FinCo UnLtd Co.(c)
218,000	2.700	03/15/31	185,721
UnitedHealth Group, Inc.
10,000	2.000	05/15/30	8,499

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
$10,000	6.875%		02/15/38	$ 11,447
25,000	4.250	(c)	06/15/48	20,672

				4,293,604

Household Products(c) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	6,655

Insurance(c) – 0.3%
Acrisure LLC/Acrisure Finance, Inc.(d)
536,000	4.250		02/15/29	487,165
American International Group, Inc.
250,000	3.400		06/30/30	227,460
10,000	4.750		04/01/48	8,823
Aon Corp.
10,000	2.800		05/15/30	8,769
Aon Corp./Aon Global Holdings PLC
20,000	3.900		02/28/52	14,787
Berkshire Hathaway Finance Corp.
35,000	3.850		03/15/52	27,083
Brighthouse Financial, Inc.
10,000	4.700		06/22/47	7,761
Brown & Brown, Inc.
20,000	2.375		03/15/31	16,526
Progressive Corp.
5,000	3.200		03/26/30	4,557
Willis North America, Inc.
70,000	2.950		09/15/29	62,718

				865,649

Internet – 1.0%
Amazon.com, Inc.(c)
10,000	3.875		08/22/37	8,830
Expedia Group, Inc.(c)
260,000	4.625		08/01/27	255,216
200,000	3.250		02/15/30	180,338
81,000	2.950		03/15/31	70,128
Meta Platforms, Inc.(c)
2,000	3.850		08/15/32	1,861
Netflix, Inc.
495,000	6.375		05/15/29	521,562
1,275,000	4.875	(c)(d)	06/15/30	1,254,205
Prosus NV(c)(d)
200,000	3.832		02/08/51	131,688
Uber Technologies, Inc.(c)(d)
880,000	4.500		08/15/29	838,490

				3,262,318

Iron/Steel – 0.3%
ArcelorMittal SA
15,000	6.750		03/01/41	15,344
Cleveland-Cliffs, Inc.(c)(d)
435,000	7.000		03/15/32	430,720
Nucor Corp.(c)
5,000	3.125		04/01/32	4,327

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Steel Dynamics, Inc.(c)
$150,000	2.400%		06/15/25	$ 145,329
275,000	1.650		10/15/27	245,283
Vale Overseas Ltd.(c)
200,000	6.400		06/28/54	196,712

				1,037,715

Leisure Time(c) – 0.0%
Brunswick Corp.
65,000	5.850		03/18/29	65,009

Lodging(c) – 0.9%
Choice Hotels International, Inc.
262,000	5.850		08/01/34	258,044
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(d)
125,000	4.875		07/01/31	110,511
Hyatt Hotels Corp.
475,000	1.800		10/01/24	470,026
630,000	5.500		06/30/34	612,946
Marriott International, Inc.
475,000	5.000		10/15/27	473,727
221,000	4.875		05/15/29	218,200
MGM Resorts International
605,000	6.500		04/15/32	602,193
Sands China Ltd.
200,000	5.400		08/08/28	195,887

				2,941,534

Machinery-Diversified(c) – 0.2%
AGCO Corp.
210,000	5.800		03/21/34	209,084
Ingersoll Rand, Inc.
177,000	5.314		06/15/31	177,896
204,000	5.450		06/15/34	205,656

				592,636

Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
98,000	4.908		07/23/25	97,164
35,000	5.375		04/01/38	30,557
15,000	6.484		10/23/45	13,720
Comcast Corp.
562,000	5.300	(c)	06/01/34	563,141
6,000	6.500		11/15/35	6,553
75,000	3.750	(c)	04/01/40	60,947
Fox Corp.(c)
20,000	5.476		01/25/39	19,063
NBCUniversal Media LLC
458,000	4.450		01/15/43	395,469
Time Warner Cable LLC
15,000	6.750		06/15/39	14,526
5,000	5.875	(c)	11/15/40	4,349

				1,205,489

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – 0.3%
Alcoa Nederland Holding BV(d)
$230,000	7.125%		03/15/31	$ 236,396
Freeport-McMoRan, Inc.
15,000	5.450		03/15/43	14,150
Glencore Funding LLC(d)
450,000	1.625		04/27/26	420,696
250,000	2.625		09/23/31	205,775

				877,017

Miscellaneous Manufacturing – 0.2%
3M Co.(c)
70,000	2.375		08/26/29	61,169
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	212,168
Hillenbrand, Inc.(c)
309,000	6.250		02/15/29	310,706

				584,043

Multi-National(c)(d) – 0.1%
African Export-Import Bank
270,000	2.634		05/17/26	252,852
240,000	3.798		05/17/31	204,679

				457,531

Office & Business Equipment(c) – 0.0%
CDW LLC/CDW Finance Corp.
60,000	3.250		02/15/29	54,139

Oil & Gas(c) – 0.0%
Apache Corp.
15,000	5.100		09/01/40	12,803
BP Capital Markets America, Inc.
50,000	3.588		04/14/27	48,101

				60,904

Oil Field Services – 1.5%
Aker BP ASA(c)(d)
404,000	2.000		07/15/26	375,910
Crescent Energy Finance LLC(c)(d)
605,000	9.250		02/15/28	639,080
Devon Energy Corp.(c)
165,000	5.600		07/15/41	153,536
Diamondback Energy, Inc.(c)
30,000	6.250		03/15/33	31,381
Ecopetrol SA(c)
90,000	8.625		01/19/29	94,734
40,000	6.875		04/29/30	38,460
230,000	8.875		01/13/33	237,475
EQT Corp.(c)
145,000	3.900		10/01/27	138,566
50,000	7.000		02/01/30	53,046
610,000	3.625	(d)	05/15/31	537,684
Halliburton Co.
5,000	6.700		09/15/38	5,496
Hess Corp.
5,000	5.600		02/15/41	4,989

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(c)
$5,000	6.500%		03/01/41	$ 5,202
Occidental Petroleum Corp.
20,000	8.875	(c)	07/15/30	23,056
278,000	7.875		09/15/31	311,232
Permian Resources Operating LLC(c)(d)
471,000	7.000		01/15/32	484,061
Shell International Finance BV
40,000	6.375		12/15/38	44,080
Southwestern Energy Co.(c)
855,000	5.375		02/01/29	829,076
Sunoco LP(c)(d)
235,000	7.000		05/01/29	240,934
180,000	7.250		05/01/32	186,097
Sunoco LP/Sunoco Finance Corp.(c)(d)
510,000	7.000		09/15/28	522,842
TotalEnergies Capital International SA(c)
50,000	2.829		01/10/30	44,836
15,000	3.127		05/29/50	10,140

				5,011,913

Packaging(c) – 0.2%
Berry Global, Inc.
375,000	1.570		01/15/26	352,414
Sealed Air Corp.(d)
400,000	6.500		07/15/32	398,116

				750,530

Pharmaceuticals(c) – 1.2%
AbbVie, Inc.
800,000	4.500		05/14/35	754,448
225,000	4.450		05/14/46	195,208
AdaptHealth LLC(d)
595,000	5.125		03/01/30	521,024
Becton Dickinson & Co.
5,000	3.700		06/06/27	4,812
20,000	1.957		02/11/31	16,390
10,000	4.298		08/22/32	9,373
Bristol-Myers Squibb Co.
15,000	3.200		06/15/26	14,462
15,000	4.125		06/15/39	13,013
255,000	6.250		11/15/53	273,913
Cardinal Health, Inc.
247,000	5.125		02/15/29	246,434
Cigna Group
184,000	2.400		03/15/30	159,222
200,000	5.125		05/15/31	198,520
5,000	4.800		08/15/38	4,593
25,000	3.400		03/15/50	17,025
CVS Health Corp.
1,388,000	4.780		03/25/38	1,239,290
15,000	2.700		08/21/40	9,961
Merck & Co., Inc.
75,000	1.700		06/10/27	68,844
10,000	3.400		03/07/29	9,440

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – (continued)
PRA Health Sciences, Inc.(d)
$200,000	2.875%		07/15/26	$ 189,866
Viatris, Inc.
20,000	4.000		06/22/50	13,478

				3,959,316

Pipelines – 1.4%
Cheniere Energy Partners LP(c)
230,000	5.950		06/30/33	232,877
DCP Midstream Operating LP(c)
455,000	3.250		02/15/32	389,039
Enbridge Energy Partners LP
10,000	7.500		04/15/38	11,425
Energy Transfer LP(c)
725,000	5.500		06/01/27	727,284
550,000	5.250		04/15/29	549,158
5,000	6.125		12/15/45	4,900
75,000	5.400		10/01/47	67,092
5,000	6.000		06/15/48	4,825
20,000	6.250		04/15/49	19,924
Galaxy Pipeline Assets Bidco Ltd.(d)
200,000	2.625		03/31/36	162,937
Global Partners LP/GLP Finance Corp.(c)(d)
250,000	8.250		01/15/32	256,687
Hess Midstream Operations LP(c)(d)
190,000	6.500		06/01/29	192,546
Kinder Morgan, Inc.
500	7.750		01/15/32	565
27,000	5.450	(c)	08/01/52	24,857
Kinetik Holdings LP(c)(d)
435,000	6.625		12/15/28	441,895
MPLX LP(c)
225,000	4.800		02/15/29	220,687
200,000	4.500		04/15/38	174,568
10,000	4.700		04/15/48	8,266
Targa Resources Corp.(c)
235,000	4.200		02/01/33	211,502
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
60,000	4.875		02/01/31	57,214
20,000	4.000		01/15/32	17,964
Venture Global LNG, Inc.(c)(d)
495,000	8.375		06/01/31	513,261
Western Midstream Operating LP(c)
20,000	5.250		02/01/50	17,403
Williams Cos., Inc.
425,000	5.650	(c)	03/15/33	429,186
5,000	6.300		04/15/40	5,183
20,000	5.300	(c)	08/15/52	18,521

				4,759,766

Real Estate Investment Trust(c) – 1.4%
Alexandria Real Estate Equities, Inc.
350,000	3.375		08/15/31	308,367
15,000	3.000		05/18/51	9,030

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
American Homes 4 Rent LP
$180,000	2.375%	07/15/31	$ 146,196
American Tower Corp.
55,000	3.125	01/15/27	52,128
5,000	3.550	07/15/27	4,746
5,000	3.950	03/15/29	4,721
10,000	2.100	06/15/30	8,377
20,000	2.300	09/15/31	16,312
Boston Properties LP
25,000	2.750	10/01/26	23,324
40,000	3.400	06/21/29	35,555
Brixmor Operating Partnership LP
5,000	3.900	03/15/27	4,803
Crown Castle, Inc.
45,000	4.000	03/01/27	43,486
CubeSmart LP
90,000	2.500	02/15/32	73,588
Equinix, Inc.
45,000	2.900	11/18/26	42,489
20,000	2.500	05/15/31	16,744
GLP Capital LP/GLP Financing II, Inc.
60,000	5.375	04/15/26	59,520
Host Hotels & Resorts LP
40,000	3.375	12/15/29	35,714
224,000	2.900	12/15/31	186,648
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	265,602
Kilroy Realty LP
397,000	4.750	12/15/28	375,375
10,000	3.050	02/15/30	8,430
NNN REIT, Inc.
400,000	4.000	11/15/25	391,756
Omega Healthcare Investors, Inc.
5,000	4.500	04/01/27	4,841
15,000	3.625	10/01/29	13,392
Public Storage Operating Co.
40,000	1.950	11/09/28	35,236
Regency Centers LP
700,000	2.950	09/15/29	628,222
Retail Opportunity Investments Partnership LP
550,000	6.750	10/15/28	569,283
Simon Property Group LP
60,000	3.300	01/15/26	58,144
UDR, Inc.
150,000	2.100	08/01/32	117,278
VICI Properties LP
15,000	5.625	05/15/52	13,431
VICI Properties LP/VICI Note Co., Inc.(d)
590,000	3.750	02/15/27	560,760
Welltower OP LLC
55,000	4.125	03/15/29	52,554
Weyerhaeuser Co.
5,000	4.000	11/15/29	4,696
WP Carey, Inc.
105,000	4.000	02/01/25	103,700

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
$425,000	3.850%		07/15/29	$ 396,750

				4,671,198

Retailing – 1.0%
1011778 BC ULC/New Red Finance, Inc.(c)(d)
745,000	6.125		06/15/29	747,444
Arko Corp.(c)(d)
470,000	5.125		11/15/29	409,455
AutoNation, Inc.(c)
317,000	4.500		10/01/25	311,893
450,000	4.750		06/01/30	430,272
AutoZone, Inc.(c)
5,000	3.750		04/18/29	4,708
CK Hutchison International 20 Ltd.(c)(d)
200,000	2.500		05/08/30	172,882
Cougar JV Subsidiary LLC(c)(d)
165,000	8.000		05/15/32	170,504
Dollar General Corp.(c)
10,000	3.500		04/03/30	9,134
Home Depot, Inc.
45,000	5.875		12/16/36	47,691
10,000	5.950	(c)	04/01/41	10,572
LCM Investments Holdings II LLC(c)(d)
490,000	8.250		08/01/31	511,849
Lowe’s Cos., Inc.(c)
425,000	1.700		09/15/28	371,390
McDonald’s Corp.
45,000	3.500	(c)	07/01/27	43,123
30,000	6.300		03/01/38	32,172

				3,273,089

Semiconductors(c) – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
25,000	3.875		01/15/27	24,199
Broadcom, Inc.(d)
65,000	4.000		04/15/29	61,922
302,000	4.150		04/15/32	278,223
490,000	2.600		02/15/33	396,714
640,000	3.469		04/15/34	545,433
651,000	3.137		11/15/35	521,204
650,000	3.500		02/15/41	498,030
Intel Corp.
60,000	3.900		03/25/30	56,380
159,000	5.150		02/21/34	156,998
Micron Technology, Inc.
50,000	6.750		11/01/29	53,167
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	248,963
Qorvo, Inc.
20,000	4.375		10/15/29	18,872
QUALCOMM, Inc.
35,000	4.650		05/20/35	34,040

				2,894,145

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – 1.7%
Autodesk, Inc.(c)
$10,000	2.850%		01/15/30	$ 8,914
Fiserv, Inc.(c)
60,000	3.200		07/01/26	57,593
MSCI, Inc.(c)(d)
760,000	3.875		02/15/31	683,491
Oracle Corp.
10,000	2.650	(c)	07/15/26	9,476
2,239,000	2.950	(c)	04/01/30	1,990,292
500,000	4.650	(c)	05/06/30	489,815
490,000	2.875	(c)	03/25/31	423,277
5,000	6.125		07/08/39	5,180
30,000	3.600	(c)	04/01/40	23,059
5,000	5.375		07/15/40	4,750
10,000	4.125	(c)	05/15/45	7,827
10,000	4.000	(c)	07/15/46	7,625
10,000	3.950	(c)	03/25/51	7,392
467,000	6.900	(c)	11/09/52	521,999
Roper Technologies, Inc.(c)
20,000	2.950		09/15/29	17,988
Salesforce, Inc.(c)
10,000	2.900		07/15/51	6,443
SS&C Technologies, Inc.(c)(d)
685,000	6.500		06/01/32	691,124
Take-Two Interactive Software, Inc.(c)
360,000	3.700		04/14/27	346,169
VMware LLC(c)
5,000	3.900		08/21/27	4,796
175,000	1.800		08/15/28	153,228
Workday, Inc.(c)
225,000	3.500		04/01/27	215,210
150,000	3.800		04/01/32	134,779

				5,810,427

Telecommunication Services – 2.2%
AT&T, Inc.(c)
336,000	2.300		06/01/27	310,854
100,000	1.650		02/01/28	88,812
500,000	2.750		06/01/31	428,225
175,000	4.900		08/15/37	163,317
450,000	3.500		06/01/41	344,254
65,000	4.750		05/15/46	56,268
100,000	5.150		11/15/46	92,849
35,000	4.500		03/09/48	28,860
British Telecommunications PLC
40,000	9.625		12/15/30	48,841
Cisco Systems, Inc.
20,000	5.900		02/15/39	21,249
Deutsche Telekom International Finance BV
50,000	8.750		06/15/30	58,278
Motorola Solutions, Inc.(c)
55,000	2.750		05/24/31	46,620
Rogers Communications, Inc.(c)
1,215,000	3.200		03/15/27	1,152,816
25,000	4.350		05/01/49	19,887

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telefonica Emisiones SA
$10,000	7.045%		06/20/36	$ 10,893
T-Mobile USA, Inc.(c)
375,000	1.500		02/15/26	352,076
5,000	2.625		04/15/26	4,759
225,000	3.750		04/15/27	216,286
275,000	2.050		02/15/28	246,867
520,000	2.875		02/15/31	450,554
1,500,000	3.500		04/15/31	1,348,095
350,000	5.200		01/15/33	346,381
5,000	4.375		04/15/40	4,333
450,000	3.000		02/15/41	321,592
Verizon Communications, Inc.
467,000	4.329		09/21/28	454,041
975,000	2.550	(c)	03/21/31	828,214
80,000	2.875	(c)	11/20/50	50,317

				7,495,538

Telecommunications – 0.2%
AT&T, Inc.(c)
694,000	2.550		12/01/33	551,633
Verizon Communications, Inc.
10,000	4.812		03/15/39	9,274

				560,907

Toys/Games/Hobbies(c) –0.0%
Hasbro, Inc.
10,000	3.900		11/19/29	9,225

Transportation – 0.0%
Canadian National Railway Co.(c)
40,000	2.450		05/01/50	23,931
Canadian Pacific Railway Co.
25,000	5.950		05/15/37	25,859
FedEx Corp.(c)
5,000	4.550		04/01/46	4,169
5,000	4.050		02/15/48	3,888

				57,847

TOTAL CORPORATE OBLIGATIONS (Cost $132,033,577)				$127,239,234

Asset-Backed Securities(c) – 15.4%
Automotive(d) –0.3%
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3
$1,100,000	5.410%		05/17/27 $	1,100,492

Collateralized Loan Obligations – 9.8%
1988 CLO 4 Ltd. Series 2024-4A, Class B(b)(d) (3 mo. USD Term SOFR + 2.100%)
500,000	7.400		04/15/37	503,875
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b)(d) (3 mo. USD Term SOFR + 1.540%)
675,000	6.865		07/15/37	675,000

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(d) (3 mo. USD Term SOFR + 5.500%)
$600,000	10.867%	01/15/34	$ 612,088
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(d) (3 mo. USD Term SOFR + 1.562%)
1,300,000	6.890	01/15/33	1,301,576
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(d) (3 mo. USD Term SOFR + 1.272%)
452,890	6.601	04/30/31	453,236
ARES LXIV CLO Ltd. Series 2022-64A, Class A1(b)(d) (3 mo. USD Term SOFR + 1.440%)
1,925,000	6.769	04/15/35	1,926,120
Barings CLO Ltd. Series 2022-4A, Class A(b)(d) (3 mo. USD Term SOFR + 1.990%)
650,000	7.315	10/20/34	652,254
Carlyle U.S. CLO Ltd. Series 2024-1A, Class A(b)(d) (3 mo. USD Term SOFR + 1.530%)
1,450,000	6.824	04/15/37	1,460,421
CBAM Ltd. Series 2017-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.769	07/17/34	2,001,980
CIFC Funding Ltd. Series 2023-3A, Class E(b)(d) (3 mo. USD Term SOFR + 7.650%)
500,000	12.966	01/20/37	514,464
CIFC Funding Ltd. Series 2023-3A, Class B(b)(d) (3 mo. USD Term SOFR + 2.300%)
400,000	7.616	01/20/37	404,178
Crown City CLO IV Series 2022-4A, Class C1R(b)(d) (3 mo. USD Term SOFR + 4.500%)
650,000	9.824	04/20/37	658,769
Dryden 68 CLO Ltd. Series 2019-68A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.432%)
2,200,000	6.760	07/15/35	2,201,650
Empower CLO Ltd. Series 2022-1A, Class A1(b)(d) (3 mo. USD Term SOFR + 2.200%)
900,000	7.525	10/20/34	903,722
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.570%)
1,000,000	6.891	07/20/37	1,003,877
HalseyPoint CLO 5 Ltd. Series 2021-5A, Class A1A(b)(d) (3 mo. USD Term SOFR + 1.472%)
1,300,000	6.801	01/30/35	1,300,052
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(b)(d) (3 mo. USD Term SOFR + 2.250%)
1,750,000	7.575	07/20/36	1,768,277
Hayfin U.S. XII Ltd. Series 2018-8A, Class A(b)(d) (3 mo. USD Term SOFR + 1.382%)
196,650	6.706	04/20/31	196,729
Invesco CLO Ltd. Series 2021-2A, Class A(b)(d) (3 mo. USD Term SOFR + 1.382%)
400,000	6.710	07/15/34	400,462
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(d) (1 mo. USD Term SOFR + 1.600%)
281,126	6.934	05/25/54	282,886

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Katayma CLO I Ltd. Series 2023-1A, Class B(b)(d) (3 mo. USD Term SOFR + 2.650%)
$600,000	7.975%	10/20/36	$ 608,114
MidOcean Credit CLO VIII Series 2018-8X, Class A2(b) (3 mo. USD Term SOFR + 1.562%)
500,000	6.887	02/20/31	500,366
Mountain View CLO LLC Series 2016-1A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.622%)
1,200,000	6.950	04/14/33	1,201,200
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.460%)
675,000	6.789	04/15/34	675,000
Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class D(b)(d) (3 mo. USD Term SOFR + 3.112%)
550,000	8.439	10/16/34	551,450
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b)(d) (3 mo. USD Term SOFR + 1.392%)
460,000	6.720	10/14/35	460,367
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.432%)
900,000	6.756	01/20/35	900,577
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(b)(d) (3 mo. USD Term SOFR + 1.830%)
900,000	7.155	04/20/35	906,283
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(d) (3 mo. USD Term SOFR + 1.150%)
1,000,000	6.475	07/20/30	1,000,000
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(d) (3 mo. USD Term SOFR + 2.950%)
500,000	8.287	08/08/32	500,890
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(d) (3 mo. USD Term SOFR + 1.462%)
900,000	6.785	10/25/34	901,064
Southwick Park CLO LLC Series 2019-4A, Class A1R(b)(d) (3 mo. USD Term SOFR + 1.322%)
1,000,000	6.646	07/20/32	1,001,290
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(d)
95,607	5.750	12/20/50	96,173
TCW CLO Ltd. Series 2023-1A, Class A1N(b)(d) (3 mo. USD Term SOFR + 2.070%)
1,800,000	7.395	04/28/36	1,811,792
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(d) (3 mo. USD Term SOFR + 1.430%)
1,450,000	6.755	01/20/34	1,447,596
Voya CLO Ltd. Series 2019-2A, Class AR(b)(d) (3 mo. USD Term SOFR + 1.200%)
1,350,000	6.525	07/20/32	1,350,389

			33,134,167

Home Equity(b) – 0.4%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
181,706	6.135	10/25/35	175,406

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Home Equity(b) – (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
$339	5.099%	01/25/32	$ 323
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	6.060	11/25/32	231
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
411,884	5.690	04/25/37	388,487
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,414,964	5.900	04/25/37	597,065

			1,161,512

Student Loan(b) – 4.9%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
250,535	5.825	09/26/33	246,959
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(d) (3 mo. USD Term SOFR + 1.420%)
1,525,000	6.745	04/20/36	1,532,030
CIFC Falcon Ltd. Series 2019-FAL, Class A(d) (3 mo. USD Term SOFR + 1.262%)
1,000,000	6.586	01/20/33	1,000,000
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR 1,000,000	4.822	05/14/32	1,069,503
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.830%)
$600,000	7.159	01/15/37	605,312
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(d) (3 mo. USD Term SOFR + 1.380%)
1,100,000	6.661	05/20/36	1,101,684
Katayma CLO II Ltd. Series 2024-2A, Class B(d) (3 mo. USD Term SOFR + 2.150%)
600,000	7.438	04/20/37	602,898
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2(d) (3 mo. USD Term SOFR + 1.150%)
929,057	6.475	07/20/30	929,224
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(d) (3 mo. USD Term SOFR + 1.200%)
1,477,891	6.525	01/20/32	1,478,490
Navient Student Loan Trust Series 2017-2A, Class A(d) (1 mo. USD Term SOFR + 1.164%)
2,210,881	6.500	12/27/66	2,217,022
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(d) (3 mo. USD Term SOFR + 1.530%)
1,000,000	6.853	04/20/38	1,007,331
OCP CLO Ltd. Series 2016-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.420%)
1,175,000	6.741	04/26/36	1,175,127
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(d) (3 mo. USD Term SOFR + 1.400%)
1,000,000	6.729	04/15/31	1,000,883

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(d) (1 mo. USD Term SOFR + 1.264%)
	$503,182	6.600%	09/25/65	$ 503,874
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	1,500,000	5.356	07/15/35	1,603,288
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR(d) (3 mo. USD Term SOFR + 4.500%)
	$500,000	9.825	01/20/37	509,830

				16,583,455

TOTAL ASSET-BACKED SECURITIES (Cost $52,059,018)				$ 51,979,626

Bank Loans(g) – 3.8%
Aerospace & Defense(h) – 0.2%
Bleriot U.S. Bidco, Inc.
	$698,237	0.000%	10/31/30	$ 701,030

Automotive - Parts(h) – 0.7%
Adient U.S. LLC
	2,370,750	0.000	01/31/31	2,383,599

Commercial Services(h) – 1.0%
Anticimex International AB
	3,366,562	0.000	11/16/28	3,380,601

Consumer Cyclical Services(b) – 0.2%
IRB Holding Corp. (1 mo. USD Term SOFR + 2.750%)
	673,312	8.194	12/15/27	672,585

Entertainment(b) – 0.1%
SeaWorld Parks & Entertainment, Inc. (1 mo. USD Term SOFR + 2.500%)
	248,750	7.844	08/25/28	248,439

Lodging(h) – 0.2%
Travel & Leisure Co.
	675,000	0.000	12/14/29	676,688

Machinery(b) – 0.2%
Chart Industries, Inc. (3 mo. USD Term SOFR + 3.250%)
	675,000	7.824	03/15/30	676,688

Midstream(h) – 0.9%
AL GCX Holdings LLC
	522,310	0.000	05/17/29	521,004
CQP Holdco LP
	2,375,000	0.000	12/31/30	2,374,145

				2,895,149

Technology - Software – 0.1%
Epicor Software Corp.(h)
	353,522	0.000	05/23/31	354,798
	41,478	0.000	05/30/31	41,628

				396,426

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Transportation Services(b) – 0.2%
MH Sub I LLC (1 mo. USD Term SOFR + 4.250%)
	$673,300	9.594%	05/03/28	$ 672,175

TOTAL BANK LOANS (Cost $12,730,477)				$ 12,703,380

Municipal Debt Obligations – 0.9%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(c)
	$210,000	7.550%	04/01/39	$ 249,630
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
	900,000	5.874	06/01/40	938,327

				1,187,957

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	723,022	7.350	07/01/35	$ 772,767
Illinois State GO Bonds Taxable-Pension Series 2003
	498,823	5.100	06/01/33	489,451

				1,262,218

New York – 0.1%
Metropolitan Transportation Authority Revenue Taxable Series 2020
	60,000	5.175	11/15/49	54,118
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810	10/15/65	347,476

				401,594

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	235,000	6.270	02/15/50	248,971

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,228,401)				$ 3,100,740

Sovereign Debt Obligations – 0.8%
Euro – 0.1%
Ivory Coast Government International Bonds
EUR	120,000	4.875%	01/30/32	$ 107,791
	130,000	6.625	03/22/48	107,724
Romania Government International Bonds
	10,000	2.875	03/11/29	9,943
	190,000	3.624 (d)	05/26/30	186,821
	70,000	3.375	01/28/50	49,783
	80,000	3.375 (d)	01/28/50	56,894

				518,956

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – 0.7%
Dominican Republic International Bonds(c)
$150,000	7.050%	02/03/31	$ 154,406
150,000	6.600 (d)	06/01/36	149,475
Ecuador Government International Bonds(d)(i)
41,572	0.000	07/31/30	19,877
Hungary Government International Bonds
400,000	6.125	05/22/28	407,500
Ivory Coast Government International Bonds
200,000	6.125	06/15/33	176,250
Mexico Government International Bonds(c)
624,000	3.771	05/24/61	383,760
289,000	3.750	04/19/71	173,544
Panama Government International Bonds(c)
200,000	4.500	01/19/63	127,800
Peru Government International Bonds(c)
20,000	2.780	12/01/60	11,219
100,000	3.230 (j)	07/28/21	56,250
Republic of Poland Government International Bonds(c)
290,000	5.125	09/18/34	285,331
350,000	5.500	03/18/54	339,528
Romania Government International Bonds
70,000	6.375	01/30/34	70,294

			2,355,234

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,459,145)			$ 2,874,190

U.S. Treasury Obligations – 0.7%
U.S. Treasury Inflation-Indexed Bonds(k)
$2,742,168	1.500%	02/15/53	$ 2,304,600
U.S. Treasury Notes
2,600	3.500	04/30/30	2,486

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,205,639)			$ 2,307,086

Shares	Dividend Rate		Value

Investment Company(l) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,265,206	5.213%		$ 4,265,206
(Cost $4,265,206)

TOTAL INVESTMENTS – 126.8% (Cost $439,349,059)			$427,653,524

LIABILITIES IN EXCESS OF OTHER ASSETS – (26.8)%			(90,312,976)

NET ASSETS – 100.0%			$337,340,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $93,578,574 which represents approximately 27.9% of net assets as of June 30, 2024.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is July 28, 2121.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	2,179,206	NZD	2,384,712	07/05/24	$1,403
	AUD	11,831,607	NZD	12,865,629	07/25/24	61,864
	AUD	3,521,503	USD	2,308,162	07/25/24	42,671
	AUD	6,843,726	USD	4,544,601	09/18/24	30,245
	AUD	1,103,232	USD	732,411	09/26/24	5,200
	AUD	179,440	USD	117,695	09/27/24	2,280
	AUD	931,328	USD	609,530	10/02/24	13,224
	AUD	1,267,168	USD	838,232	11/07/24	9,633
	CAD	1,249,199	EUR	839,000	09/18/24	12,866
	CAD	1,829,463	USD	1,332,822	07/31/24	5,404
	CHF	531,166	EUR	552,000	09/18/24	3,470
	CHF	889,300	USD	987,740	08/19/24	8,175
	COP	1,055,011,689	USD	248,912	10/15/24	1,113
	EUR	2,594,521	CHF	2,490,369	07/05/24	5,734
	EUR	1,804,249	CHF	1,710,100	07/25/24	25,312
	EUR	1,746,754	CHF	1,646,616	09/18/24	27,466
	EUR	550,123	CZK	13,747,310	07/12/24	1,649
	EUR	2,929,238	CZK	72,881,290	07/25/24	23,619
	EUR	1,971,469	GBP	1,668,468	07/05/24	2,658
	EUR	1,762,957	GBP	1,491,204	07/25/24	5,011
	EUR	1,999,925	SEK	22,650,480	07/05/24	4,776
	EUR	1,806,217	SEK	20,239,010	07/25/24	24,754
	EUR	1,967,110	USD	2,101,961	07/01/24	4,812
	EUR	15,628,762	USD	16,708,648	07/05/24	32,821
	EUR	3,258,174	USD	3,484,693	07/12/24	6,634
	EUR	686,030	USD	733,332	07/24/24	2,226
	EUR	1,585,995	USD	1,700,504	07/29/24	413
	EUR	1,536,254	USD	1,646,097	08/01/24	1,641
	EUR	568,787	USD	611,930	10/21/24	584
	GBP	349,741	USD	441,841	07/02/24	272
	GBP	919,280	USD	1,161,862	07/05/24	234
	GBP	439,380	USD	555,415	09/27/24	367
	GBP	2,343,776	USD	2,916,548	10/17/24	48,588
	GBP	729,456	USD	922,616	11/04/24	350
	HUF	335,442,592	USD	901,243	10/21/24	4,947
	INR	42,218,793	USD	505,735	07/22/24	289
	MXN	4,481,432	USD	244,573	07/05/24	201
	MXN	10,416,435	USD	558,466	07/12/24	9,850
	MXN	9,733,305	USD	527,608	07/15/24	3,180
	NOK	13,509,579	USD	1,230,578	07/25/24	35,562
	NZD	1,011,280	USD	612,938	07/05/24	3,031
	PLN	7,868,580	EUR	1,813,580	07/25/24	9,485
	PLN	3,747,791	USD	928,333	08/27/24	2,032
	SEK	57,514,110	USD	5,303,882	07/24/24	129,134
	SGD	2,889,558	USD	2,128,996	07/05/24	2,460
	USD	1,464,400	AUD	2,180,919	09/18/24	6,514
	USD	3,343,472	BRL	18,360,137	07/02/24	59,760
	USD	1,080,336	BRL	6,042,857	10/18/24	12,476
	USD	496,961	BRL	2,723,345	10/28/24	16,221
	USD	4,026,857	CHF	3,568,612	09/18/24	16,559
	USD	1,924,993	CNH	13,893,446	09/19/24	10,065
	USD	465,000	CNH	3,328,601	10/15/24	5,277

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	248,383	COP	984,589,895	07/12/24	$11,771
	USD	248,912	COP	1,020,039,614	07/22/24	4,201
	USD	248,912	COP	1,024,768,934	07/26/24	3,236
	USD	2,076,869	COP	8,404,077,554	10/15/24	85,209
	USD	5,681,566	EUR	5,290,099	07/01/24	15,872
	USD	839,503	EUR	776,762	07/03/24	7,515
	USD	591,002	EUR	551,416	07/05/24	327
	USD	2,614,284	EUR	2,420,806	07/10/24	20,504
	USD	6,302,679	EUR	5,871,746	07/12/24	10,755
	USD	1,075,278	EUR	977,524	07/17/24	27,543
	USD	1,820,384	EUR	1,664,011	07/24/24	36,241
	USD	800,536	EUR	746,351	07/29/24	104
	USD	14,676,594	EUR	13,575,385	07/30/24	116,811
	USD	2,417,597	EUR	2,220,175	08/06/24	35,698
	USD	863,927	EUR	800,680	09/18/24	3,140
	USD	2,936,581	EUR	2,677,455	09/19/24	57,993
	USD	3,640,838	EUR	3,359,924	10/21/24	22,612
	USD	1,662,446	EUR	1,530,917	10/28/24	13,222
	USD	1,797,776	GBP	1,421,070	07/05/24	1,349
	USD	3,643,427	GBP	2,870,197	07/08/24	15,039
	USD	6,675,464	GBP	5,271,274	07/12/24	11,566
	USD	1,191,861	GBP	937,279	09/18/24	6,352
	USD	213,482	HUF	76,410,527	07/03/24	6,325
	USD	453,550	HUF	167,005,090	07/05/24	818
	USD	1,369,380	HUF	500,694,865	10/21/24	16,765
	USD	901,069	JPY	140,277,276	07/29/24	25,207
	USD	248,286	MXN	4,510,238	07/12/24	2,209
	USD	480,039	MXN	8,443,412	10/18/24	26,343
	USD	614,235	NZD	1,008,067	07/05/24	223
	USD	2,394,338	NZD	3,909,122	07/08/24	13,298
	USD	2,915,456	NZD	4,779,435	07/10/24	4,307
	USD	4,080,122	NZD	6,651,720	07/12/24	28,562
	USD	1,052,790	NZD	1,718,704	08/26/24	5,918
	USD	1,909,337	NZD	3,113,442	09/18/24	12,962
	USD	487,153	PLN	1,961,036	09/18/24	484
	USD	2,147,396	SEK	22,302,741	09/18/24	34,567
	USD	2,477,904	SGD	3,351,753	07/05/24	5,515
	USD	6,701,502	SGD	9,056,377	07/25/24	14,542
	ZAR	27,898,711	USD	1,472,391	09/06/24	53,130
	ZAR	4,405,454	USD	239,881	09/18/24	801

TOTAL						$1,503,548

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	876,270	USD	588,000	09/26/24	$(2,133)
	BRL	18,360,137	USD	3,361,360	07/02/24	(77,647)
	BRL	8,067,668	USD	1,452,161	08/02/24	(14,539)
	BRL	8,309,582	USD	1,560,485	10/18/24	(92,062)
	BRL	4,105,740	USD	783,090	10/28/24	(58,321)
	CAD	727,116	USD	532,509	09/18/24	(6)
	CHF	5,521,140	EUR	5,810,971	07/25/24	(66,566)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	CHF	4,393,409	EUR	4,628,769	09/18/24	$(39,071)
	CHF	528,557	USD	596,000	09/18/24	(2,023)
	CLP	94,241,582	USD	100,142	09/23/24	(52)
	CNH	4,311,144	USD	593,971	07/12/24	(2,812)
	CNH	16,170,423	USD	2,255,008	10/15/24	(21,660)
	CNH	5,602,548	USD	778,889	10/16/24	(5,047)
	COP	5,296,046,826	USD	1,319,676	07/15/24	(47,611)
	COP	1,031,489,546	USD	248,912	07/22/24	(1,455)
	COP	1,021,385,348	USD	245,348	07/31/24	(652)
	COP	7,931,085,561	USD	2,003,230	10/15/24	(123,663)
	CZK	24,457,970	EUR	980,009	07/12/24	(4,306)
	CZK	40,332,012	EUR	1,624,627	07/25/24	(16,937)
	EUR	2,745,233	PLN	12,006,256	07/25/24	(38,078)
	EUR	441,000	PLN	1,922,033	09/18/24	(2,884)
	EUR	557,000	SEK	6,325,272	07/05/24	(263)
	EUR	3,322,989	USD	3,592,151	07/01/24	(33,231)
	EUR	7,534,936	USD	8,095,499	07/03/24	(24,845)
	EUR	2,575,985	USD	2,804,733	07/10/24	(44,685)
	EUR	6,460,832	USD	6,934,583	07/12/24	(11,419)
	EUR	4,069,977	USD	4,407,007	07/17/24	(44,707)
	EUR	1,656,532	USD	1,809,793	07/24/24	(33,668)
	EUR	10,190,838	USD	11,014,644	07/30/24	(84,832)
	EUR	2,534,781	USD	2,745,945	08/06/24	(26,523)
	EUR	4,533,344	USD	4,923,404	09/18/24	(49,741)
	EUR	6,181,978	USD	6,750,257	09/19/24	(103,887)
	EUR	3,620,568	USD	3,920,814	10/21/24	(21,903)
	EUR	839,278	USD	918,590	10/23/24	(14,694)
	GBP	4,510,939	EUR	5,351,034	07/25/24	(34,496)
	GBP	334,708	USD	426,607	07/02/24	(3,497)
	GBP	919,797	USD	1,162,761	07/05/24	(12)
	GBP	1,832,377	USD	2,344,296	07/08/24	(27,879)
	GBP	5,835,576	USD	7,404,137	07/12/24	(26,853)
	GBP	2,840,089	USD	3,592,144	08/01/24	(1,303)
	GBP	525,193	USD	670,077	09/18/24	(5,791)
	HUF	167,005,090	USD	453,589	07/03/24	(821)
	HUF	632,225,380	USD	1,763,769	10/21/24	(55,827)
	JPY	115,466,534	USD	741,698	07/29/24	(20,749)
	JPY	329,774,657	USD	2,129,283	09/18/24	(54,550)
	MXN	34,127,969	USD	1,914,158	10/18/24	(80,335)
	NOK	16,663,507	USD	1,566,475	09/18/24	(2,704)
	NZD	8,931,958	AUD	8,252,357	07/25/24	(68,496)
	NZD	978,018	AUD	906,000	09/18/24	(9,933)
	NZD	1,822,248	USD	1,110,724	07/05/24	(796)
	NZD	3,909,122	USD	2,412,417	07/08/24	(31,377)
	NZD	2,956,847	USD	1,828,813	07/10/24	(27,801)
	NZD	9,033,300	USD	5,531,170	07/12/24	(28,992)
	NZD	2,502,803	USD	1,526,710	07/22/24	(2,245)
	NZD	1,692,494	USD	1,036,735	08/26/24	(5,828)
	NZD	3,034,929	USD	1,858,894	09/13/24	(10,330)
	PLN	2,296,319	USD	574,257	09/18/24	(4,380)
	SEK	56,107,538	EUR	4,993,635	07/25/24	(53,991)
	SGD	2,544,143	USD	1,884,989	07/05/24	(8,325)
	SGD	4,865,579	USD	3,617,045	07/25/24	(24,446)
	SGD	1,486,450	USD	1,102,835	09/18/24	(2,510)
	USD	612,822	AUD	919,102	07/05/24	(386)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,325,511	AUD	3,547,971	07/25/24	$(42,992)
	USD	2,372,259	AUD	3,637,863	09/26/24	(59,985)
	USD	1,005,437	AUD	1,508,533	11/07/24	(3,925)
	USD	1,312,839	CAD	1,802,034	07/31/24	(5,323)
	USD	2,576,965	CAD	3,528,560	09/18/24	(7,174)
	USD	1,055,184	CHF	950,022	08/19/24	(8,734)
	USD	7,230,860	EUR	6,758,175	07/03/24	(7,807)
	USD	3,691,443	EUR	3,450,430	07/05/24	(4,644)
	USD	2,358,259	EUR	2,201,512	07/10/24	(558)
	USD	9,408,578	EUR	8,782,000	07/12/24	(1,855)
	USD	1,030,509	EUR	961,745	07/17/24	(312)
	USD	3,743,684	EUR	3,494,743	09/18/24	(13,409)
	USD	3,091,640	EUR	2,890,666	09/19/24	(16,174)
	USD	1,879,225	EUR	1,751,374	10/21/24	(6,790)
	USD	1,137,879	GBP	900,693	07/02/24	(700)
	USD	715,456	GBP	565,985	09/27/24	(472)
	USD	2,819,857	GBP	2,258,331	10/17/24	(37,182)
	USD	243,984	HUF	90,594,563	07/03/24	(1,628)
	USD	1,696,906	INR	142,176,909	09/18/24	(4,019)
	USD	807,497	MXN	15,253,048	09/18/24	(15,967)
	USD	1,212,156	NOK	13,307,332	07/25/24	(35,029)
	USD	1,229,913	NZD	2,022,497	07/05/24	(1,987)
	USD	922,160	PLN	3,718,980	08/27/24	(1,053)
	USD	5,118,930	SEK	55,508,534	07/24/24	(124,630)
	USD	597,000	SGD	810,648	07/05/24	(967)
	USD	245,348	ZAR	4,467,297	07/05/24	(102)
	USD	1,596,679	ZAR	30,233,896	09/06/24	(56,533)
	USD	1,207,760	ZAR	22,313,158	09/18/24	(11,265)
	ZAR	2,804,840	USD	154,570	07/12/24	(544)
	ZAR	3,628,702	USD	198,724	09/06/24	(304)

TOTAL						$(2,178,640)

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA -30yr	08/20/24	$(1,000,000)	$(872,377)
Government National Mortgage Association	3.000	TBA -30yr	07/20/24	(1,000,000)	(871,986)
Government National Mortgage Association	5.000	TBA -30yr	07/20/24	(1,000,000)	(973,643)
Uniform Mortgage-Backed Security	2.000	TBA -30yr	07/01/24	(3,000,000)	(2,346,328)
Uniform Mortgage-Backed Security	4.000	TBA -30yr	07/01/24	(1,000,000)	(914,844)
Uniform Mortgage-Backed Security	4.500	TBA -30yr	07/01/24	(39,000,000)	(36,762,063)
Uniform Mortgage-Backed Security	5.000	TBA -30yr	07/01/24	(14,000,000)	(13,530,230)
Uniform Mortgage-Backed Security	6.500	TBA -30yr	07/01/24	(12,000,000)	(12,212,806)
Uniform Mortgage-Backed Security	7.000	TBA -30yr	07/01/24	(4,000,000)	(4,112,529)

(PROCEEDS RECEIVED: $(72,778,633))					$(72,596,806)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	238	09/19/24	$26,176,281	$(102,687)
2 Year U.S. Treasury Notes	32	09/30/24	6,535,000	(3,387)
20 Year U.S. Treasury Bonds	102	09/19/24	12,067,875	141,122
5 Year U.S. Treasury Notes	454	09/30/24	48,386,469	232,080
Ultra 10-Year U.S. Treasury Note	5	09/19/24	567,656	(2,822)
Ultra Long U.S. Treasury Bonds	191	09/19/24	23,940,656	134,689

Total				$398,995

Short position contracts:
10 Year U.K. Long Gilt	(1)	09/26/24	(123,338)	(457)
5 Year German Euro-Oat	(1)	09/06/24	(131,855)	1,648
Euro-Buxl	(1)	09/06/24	(139,481)	(2,037)

Total				$(846)

TOTAL FUTURES CONTRACTS				$398,149

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	12.060%(b)	01/02/25	BRL	4,500	$(4,281)	$48,324	$(52,605)
1M BID Average(b)	12.064(b)	01/02/25		5,320	4,022	56,904	(52,882)
1M BID Average(b)	10.850(b)	01/02/26		16,520	(50,535)	2,927	(53,462)
9.750%(b)	1M BID Average(b)	01/02/26		1,520	6,891	4,619	2,272
12M EURO(c)	2.250(c)	02/17/26	EUR	20,280	(125,822)	(53,388)	(72,434)
3.750(c)	12M SOFR(c)	02/18/26		$17,470	102,082	69,784	32,298
4.223(c)	12M SOFR(c)	04/11/26		7,370	2,139	(50)	2,189
4.426(c)	12M SOFR(c)	04/16/26		9,830	(16,651)	3,802	(20,453)
2.980(c)	6M EURO(d)	04/24/26	EUR	19,180	(3,178)	(70,424)	67,246
4.172(c)	12M SOFR(c)	05/20/26		$6,130	338	341	(3)
6M CLICP(d)	4.500(d)	06/21/26	CLP	300,720	(4,870)	(3,092)	(1,778)
12M SOFR(e)	4.730(e)	06/30/26		$30,130	126,660	11,406	115,254
10.000(b)	Mexico Interbank TIIE 28 Days(b)	09/16/26	MXN	17,570	1,062	6,383	(5,321)
3M CNRR(f)	1.750(f)	09/18/26	CNY	7,040	(844)	(1,500)	656
1.250(e)	12M CHFOR(e)	09/18/26	CHF	17,820	(158,904)	(105,380)	(53,524)
2.250(e)	12M EURO(e)	09/18/26	EUR	6,990	90,544	67,038	23,506
6.500(d)	12M MIBOR(d)	09/18/26	INR	103,040	238	309	(71)
3.750(e)	12M SOFR(e)	09/18/26		$29,560	362,302	343,843	18,459
3M STIBOR(f)	3.000(e)	09/18/26	SEK	362,340	154,416	(15,701)	170,117
12M CDOR(d)	3.500(d)	09/18/26	CAD	40,100	(162,988)	(155,813)	(7,175)
4.000(f)	3M AUDOR(f)	09/18/26	AUD	111,650	457,377	(169,942)	627,319
12M GBP(e)	4.000(e)	09/18/26	GBP	34,710	(295,024)	(302,628)	7,604
6M NIBOR(d)	4.250(e)	09/18/26	NOK	348,500	(41,048)	51,099	(92,147)
4.250(e)	6M PRIBO(d)	09/18/26	CZK	28,120	(7,177)	(7,037)	(140)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

5.500%(e)	6M WIBOR(d)	09/18/26	PLN	5,380	$(6,637)	$(4,204)	$(2,433)
4.250(e)	12M GBP(e)	09/26/26	GBP	3,350	7,676	(220)	7,896
4.250(e)	12M SOFR(e)	09/26/26		$4,750	12,176	5,447	6,729
4.000(f)	3M AUDOR(f)	09/26/26	AUD	6,000	24,197	7,597	16,600
3.000(e)	6M EURO(d)	09/26/26	EUR	3,710	5,368	1	5,367
11.230(b)	1M BID Average(b)	01/04/27	BRL	2,840	13,702	4,554	9,148
10.286(b)	1M BID Average(b)	01/04/27		3,450	21,475	—	21,475
12M SOFR(e)	3.350%(e)	10/06/27		$52,180	(474,374)	(306,392)	(167,982)
12M SOFR(e)	3.804(e)	04/13/28		15,780	18,250	4,289	13,961
6M EURO(d)	2.500(e)	05/14/28	EUR	21,530	(66,039)	(32,249)	(33,790)
12M SOFR(e)	3.696(e)	09/22/28		$36,080	5,336	(76,498)	81,834
4.301(e)	12M SOFR(e)	11/30/28		59,050	(563,449)	(15,614)	(547,835)
11.500(b)	1M BID Average(b)	01/02/29	BRL	2,750	7,727	(11,507)	19,234
10.250(b)	1M BID Average(b)	01/02/29		12,060	114,533	77,428	37,105
2.250(e)	12M EURO(e)	09/18/29	EUR	10,160	195,404	188,701	6,703
0.500(e)	12M JYOR(e)	09/18/29	JPY	10,534,400	744,159	689,472	54,687
6.500(d)	12M MIBOR(d)	09/18/29	INR	74,770	(3,168)	(1,696)	(1,472)
3.500(e)	12M SOFR(e)	09/18/29		$1,890	41,022	35,736	5,286
3M STIBOR(f)	2.750(e)	09/18/29	SEK	51,160	50,421	48,703	1,718
12M CDOR(d)	3.000(d)	09/18/29	CAD	3,060	(35,447)	(37,539)	2,092
12M GBP(e)	3.750(e)	09/18/29	GBP	4,210	(36,268)	(35,334)	(934)
2.000(f)	3M CNRR(f)	09/18/29	CNY	8,560	(3,497)	2,027	(5,524)
6M NIBOR(d)	4.000(e)	09/18/29	NOK	92,830	39,322	84,167	(44,845)
3M NZDOR(f)	4.500(d)	09/18/29	NZD	9,340	27,735	2,202	25,533
2.500(e)	6M EURO(d)	09/18/29	EUR	1,030	16,308	16,191	117
12M SOFR(e)	4.024(e)	04/16/30		$17,040	145,365	(73,670)	219,035
6M EURO(d)	2.710(e)	04/24/30	EUR	14,680	(7,092)	(33,580)	26,488
2.680(e)	12M SOFR(e)	07/28/32		$10,090	421,643	125,890	295,753
6M EURO(d)	3.000(e)	11/10/33	EUR	7,030	75,417	57,475	17,942
12M EURO(e)	2.370(e)	01/19/34		13,880	(227,968)	(12,593)	(215,375)
2.535(e)	6M EURO(d)	01/19/34		13,880	192,107	13,930	178,177
12M SOFR(e)	3.789(e)	05/21/34		$10,250	(8,115)	4,170	(12,285)
5.000(d)	6M CLICP(d)	06/21/34	CLP	81,440	2,546	1,985	561
9.250(b)	Mexico Interbank TIIE 28 Days(b)	09/06/34	MXN	6,180	2,104	7,667	(5,563)
12M CHFOR(e)	1.250(e)	09/18/34	CHF	770	22,203	8,771	13,432
3M JIBAR(f)	10.000(f)	09/18/34	ZAR	5,290	13,179	7,172	6,007
3.500(e)	12M GBP(e)	09/18/34	GBP	460	16,115	15,688	427
3.750(e)	12M SOFR(e)	09/18/34		$850	11,380	8,566	2,814
6M EURO(d)	2.500(e)	09/18/34	EUR	7,110	(204,624)	(176,191)	(28,433)
3M STIBOR(f)	2.750(e)	09/18/34	SEK	20,620	29,728	30,804	(1,076)
12M CDOR(d)	3.250(d)	09/18/34	CAD	1,960	(18,238)	(21,929)	3,691
12M SOFR(e)	3.750(e)	09/18/34		$1,090	(14,595)	(7,015)	(7,580)
4.750(d)	3M NZDOR(f)	09/18/34	NZD	160	(2,137)	(2,141)	4
6M PRIBO(d)	4.000(e)	09/18/34	CZK	6,820	2,958	(315)	3,273
6M AUDOR(d)	4.500(d)	09/18/34	AUD	1,350	(3,573)	(678)	(2,895)
6M WIBOR(d)	5.500(e)	09/18/34	PLN	1,010	7,592	4,888	2,704
2.500(e)	6M EURO(d)	09/18/34	EUR	3,260	93,822	87,157	6,665
3.750(e)	6M NIBOR(d)	09/18/34	NOK	17,790	1,825	(10,228)	12,053
3M KWCDC(f)	3.250(f)	09/19/34	KRW	641,710	4,466	(2,431)	6,897
3.992(e)	12M SOFR(e)	04/16/35		$9,420	(115,635)	52,306	(167,941)
2.740(e)	6M EURO(d)	04/24/35	EUR	7,840	22,501	(35,878)	58,379
3.240(e)	12M SOFR(e)	10/06/35		$12,040	534,187	66,758	467,429
3.781(e)	12M SOFR(e)	09/22/36		8,140	12,691	119,870	(107,179)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(e)	2.910%(e)	07/28/37		$27,130	$(917,566)	$(375,955)	$(541,611)
6M EURO(d)	2.152(e)	08/09/37	EUR	6,920	(209,265)	(678,655)	469,390
12M SOFR(e)	3.391(e)	05/10/38		$4,080	(74,369)	(98,070)	23,701
6M EURO(d)	3.000(e)	01/25/39	EUR	7,960	23,991	21,178	2,813
1.451%(e)	6M EURO(d)	08/10/42		17,610	749,223	(645,692)	1,394,915
2.500(e)	6M EURO(d)	01/25/44		19,040	11,348	(2,459)	13,807
2.080(e)	12M SOFR(e)	07/28/47		$26,920	838,270	432,164	406,106
6M EURO(d)	1.051(e)	08/11/47	EUR	10,280	(339,501)	(814,862)	475,361
6M EURO(d)	2.000(e)	01/25/49		11,360	(6,273)	(11,408)	5,135
2.564(e)	12M SOFR(e)	05/11/53		$3,950	101,709	(5,484)	107,193
2.000(e)	6M EURO(d)	05/17/53	EUR	4,660	74,927	23,706	51,221
2.500(e)	6M EURO(d)	11/10/53		3,790	(123,302)	(170,178)	46,876
3.380(e)	12M SOFR(e)	04/11/54		$4,350	1,475	(2,594)	4,069
3.343(e)	12M SOFR(e)	05/20/54		5,860	12,576	5,304	7,272
2.500(e)	6M EURO(d)	09/18/54	EUR	3,270	19,027	(1,172)	20,199

TOTAL					$1,764,803	$(1,660,643)	$3,425,446

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made at monthly.
(c)	Payments made at maturity.
(d)	Payments made semi-annually.
(e)	Payments made annually.
(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.375%	JPMorgan Securities, Inc.	12/15/56	$2,000	$(278,670)	$(255,618)	$(23,052)

(a)	Payments made at monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 42	1.000%	0.538%	06/20/29	$31,170	$646,170	$636,440	$9,730
General Electric Co., 6.750%, 03/15/32	1.000	0.103	06/20/26	1,525	26,457	8,185	18,272

TOTAL					$672,627	$644,625	$28,002

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	BNP Paribas SA	2.250%	11/10/2025	17,170,000	$17,170,000	$38,887	$45,150	$(6,263)
1Y IRS	Capital Securities Corp.	2.500	05/29/2025	16,910,000	16,910,000	30,734	22,163	8,571
6M IRS	Capital Securities Corp.	2.375	11/28/2025	17,140,000	17,140,000	47,823	38,194	9,629
1Y IRS	Citibank NA	2.500	05/09/2025	16,910,000	16,910,000	27,485	34,101	(6,616)

Total purchased option contracts				68,130,000	$68,130,000	$144,929	$139,608	$5,321

Written option contracts
Calls
7M IRS	BNP Paribas SA	2.316	11/10/2025	(1,910,000)	(1,910,000)	(36,252)	(45,168)	8,916
1M IRS	BofA Securities LLC	2.773	07/26/2024	(2,450,000)	(2,450,000)	(14,242)	(20,182)	5,940
1Y IRS	Capital Securities Corp.	2.333	05/29/2025	(1,880,000)	(1,880,000)	(25,675)	(22,122)	(3,553)
6M IRS	Capital Securities Corp.	2.398	11/28/2025	(1,910,000)	(1,910,000)	(42,155)	(38,182)	(3,973)
1M IRS	Citibank NA	2.796	07/10/2024	(2,420,000)	(2,420,000)	(9,581)	(19,103)	9,522
1M IRS	Citibank NA	2.738	07/17/2024	(2,470,000)	(2,470,000)	(8,457)	(20,569)	12,112
1M IRS	Citibank NA	3.915	07/29/2024	(2,550,000)	(2,550,000)	(235)	(23,496)	23,261
1Y IRS	Citibank NA	2.355	05/09/2025	(1,880,000)	(1,880,000)	(25,190)	(34,055)	8,865
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(2,580,000)	(2,580,000)	(12,009)	(24,155)	12,146
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(2,530,000)	(2,530,000)	(30,220)	(21,458)	(8,762)
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(2,580,000)	(2,580,000)	(12,776)	(22,898)	10,122
1M IRS	UBS AG (London)	2.764	07/03/2024	(2,430,000)	(2,430,000)	(2,529)	(19,157)	16,628

				(27,590,000)	$(27,590,000)	$(219,321)	$(310,545)	$91,224

Puts
1M IRS	BofA Securities LLC	2.773	07/26/2024	(2,450,000)	(2,450,000)	(26,848)	(20,182)	(6,666)
1M IRS	Citibank NA	2.796	07/10/2024	(2,420,000)	(2,420,000)	(18,154)	(19,103)	949
1M IRS	Citibank NA	2.738	07/17/2024	(2,470,000)	(2,470,000)	(29,933)	(20,569)	(9,364)
1M IRS	Citibank NA	3.915	07/29/2024	(2,550,000)	(2,550,000)	(235)	(23,496)	23,261
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(2,580,000)	(2,580,000)	(29,999)	(24,155)	(5,844)
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(2,530,000)	(2,530,000)	(6,227)	(21,458)	15,231
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(2,580,000)	(2,580,000)	(36,328)	(22,898)	(13,430)
1M IRS	UBS AG (London)	2.764	07/03/2024	(2,430,000)	(2,430,000)	(18,828)	(19,157)	329

				(20,010,000)	$(20,010,000)	$(166,552)	$(171,018)	$4,466

Total written option contracts				(47,600,000)	$(47,600,000)	$(385,873)	$(481,563)	$95,690

TOTAL				20,530,000	$20,530,000	$(240,944)	$(341,955)	$101,011

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	4,756,000	$4,756,000	$137,957	$110,672	$27,285
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	2,319,000	2,319,000	149,608	57,952	91,656
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	2,391,000	2,391,000	92,704	56,762	35,942
Call EUR/Put USD	BNP Paribas SA	1.089	08/02/2024	550,000	550,000	1,408	11,042	(9,634)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	4,657,000	4,657,000	263,237	122,395	140,842
Call USD/Put ZAR	Citibank NA	20.860	09/04/2024	9,494,000	9,494,000	18,637	141,769	(123,132)
Call USD/Put ZAR	Citibank NA	19.270	09/04/2024	1,078,530	1,078,530	9,713	9,232	481
Call USD/Put CNH	Deutsche Bank AG (London)	7.239	10/10/2024	2,329,000	2,329,000	20,351	21,893	(1,542)
Call USD/Put HUF	Deutsche Bank AG (London)	379.000	10/17/2024	2,775,000	2,775,000	42,835	66,017	(23,182)
Call USD/Put MXN	Deutsche Bank AG (London)	18.550	07/11/2024	2,381,000	2,381,000	17,767	42,913	(25,146)
Call USD/Put MXN	Deutsche Bank AG (London)	17.623	10/16/2024	2,317,000	2,317,000	139,050	56,120	82,930
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	2,673,000	2,673,000	45,693	45,858	(165)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	2,327,500	2,327,500	18,411	23,554	(5,143)
Call EUR/Put USD	MS & Co. Int. PLC	1.101	07/22/2024	1,076,000	1,076,000	280	17,807	(17,527)
Call EUR/Put USD	MS & Co. Int. PLC	1.083	10/24/2024	1,625,000	1,625,000	19,606	27,236	(7,630)
Call USD/Put CNH	MS & Co. Int. PLC	7.235	10/10/2024	2,362,000	2,362,000	21,308	22,125	(817)
Call EUR/Put USD	UBS AG (London)	1.106	07/15/2024	1,076,000	1,076,000	58	17,553	(17,495)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	4,781,000	4,781,000	159,509	109,332	50,177
Call USD/Put ZAR	UBS AG (London)	19.270	09/04/2024	1,187,000	1,187,000	10,690	9,579	1,111

				52,155,030	$52,155,030	$1,168,822	$969,811	$199,011

Puts
Put AUD/Call USD	Barclays Bank PLC	0.621	09/24/2024	9,014,000	9,014,000	9,892	46,963	(37,071)
Put EUR/Call USD	Barclays Bank PLC	1.089	09/16/2024	2,169,000	2,169,000	42,314	26,635	15,679
Put GBP/Call USD	Barclays Bank PLC	1.260	07/30/2024	7,535,000	7,535,000	49,597	51,423	(1,826)
Put EUR/Call USD	BNP Paribas SA	1.089	08/02/2024	550,000	550,000	9,996	11,042	(1,046)
Put EUR/Call USD	BNP Paribas SA	1.061	09/16/2024	6,507,000	6,507,000	47,833	33,974	13,859
Put EUR/Call USD	BNP Paribas SA	1.086	09/17/2024	2,164,000	2,164,000	38,979	24,292	14,687
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	2,175,000	2,175,000	20,454	24,577	(4,123)
Put GBP/Call USD	BNP Paribas SA	1.270	07/04/2024	5,605,000	5,605,000	37,715	27,479	10,236

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put GBP/Call USD	BNP Paribas SA	$1.254	10/31/2024	1,885,000	$1,885,000	$27,212	$27,331	$(119)
Put AUD/Call USD	BofA Securities LLC	0.622	09/25/2024	9,110,000	9,110,000	10,811	46,520	(35,709)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	4,410,000	4,410,000	27,662	23,315	4,347
Put EUR/Call USD	BofA Securities LLC	1.067	07/25/2024	2,256,000	2,256,000	12,701	14,157	(1,456)
Put NZD/Call USD	BofA Securities LLC	0.613	07/04/2024	7,753,000	7,753,000	36,919	27,173	9,746
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	7,774,000	7,774,000	44,226	29,900	14,326
Put NZD/Call USD	BofA Securities LLC	0.604	07/18/2024	7,868,000	7,868,000	22,318	28,569	(6,251)
Put EUR/Call USD	Deutsche Bank AG (London)	1.075	07/01/2024	6,553,000	6,553,000	35,314	28,695	6,619
Put GBP/Call USD	HSBC Bank PLC	1.233	10/15/2024	4,977,000	4,977,000	36,251	94,508	(58,257)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.085	07/08/2024	6,625,000	6,625,000	93,073	32,850	60,223
Put EUR/Call USD	MS & Co. Int. PLC	1.101	07/22/2024	1,076,000	1,076,000	31,234	17,807	13,427
Put EUR/Call USD	MS & Co. Int. PLC	1.083	10/24/2024	1,625,000	1,625,000	28,960	27,236	1,724
Put AUD/Call USD	UBS AG (London)	0.623	09/30/2024	9,073,000	9,073,000	12,196	45,052	(32,856)
Put EUR/Call USD	UBS AG (London)	1.106	07/15/2024	1,076,000	1,076,000	36,784	17,553	19,231
Put EUR/Call USD	UBS AG (London)	1.071	07/15/2024	6,654,000	6,654,000	41,339	45,249	(3,910)
Put EUR/Call USD	UBS AG (London)	1.066	07/30/2024	4,453,000	4,453,000	24,936	28,264	(3,328)
Put EUR/Call USD	UBS AG (London)	1.058	09/17/2024	6,493,000	6,493,000	43,148	34,363	8,785
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	2,175,000	2,175,000	20,454	19,586	868
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	2,164,000	2,164,000	41,723	25,710	16,013
Put NZD/Call USD	UBS AG (London)	0.607	09/11/2024	7,789,000	7,789,000	64,593	63,395	1,198

				137,508,000	$137,508,000	$948,634	$923,618	$25,016

Total purchased option contracts				189,663,030	$189,663,030	$2,117,456	$1,893,429	$224,027

Written option contracts
Calls
Call EUR/Put GBP	Barclays Bank PLC	0.852	07/04/2024	(1,981,000)	(1,981,000)	(1,640)	(8,595)	6,955
Call EUR/Put PLN	Barclays Bank PLC	4.260	07/01/2024	(982,000)	(982,000)	(12,593)	(5,855)	(6,738)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(2,319,000)	(2,319,000)	(149,608)	(99,230)	(50,378)
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(1,625,000)	(1,625,000)	(19,606)	(30,070)	10,464
Call AUD/Put NZD	BofA Securities LLC	1.077	07/09/2024	(3,258,000)	(3,258,000)	(36,620)	(10,150)	(26,470)
Call EUR/Put CHF	BofA Securities LLC	0.982	07/01/2024	(1,966,000)	(1,966,000)	(4)	(12,410)	12,406
Call USD/Put SGD	BofA Securities LLC	1.349	07/09/2024	(2,163,000)	(2,163,000)	(12,967)	(9,225)	(3,742)
Call USD/Put SGD	BofA Securities LLC	1.349	07/18/2024	(2,175,000)	(2,175,000)	(14,277)	(9,250)	(5,027)
Call USD/Put SGD	BofA Securities LLC	1.355	07/30/2024	(2,140,000)	(2,140,000)	(9,134)	(9,658)	524
Call AUD/Put NZD	Citibank NA	1.093	07/30/2024	(3,240,000)	(3,240,000)	(14,466)	(11,632)	(2,834)
Call AUD/Put NZD	Citibank NA	1.096	08/09/2024	(3,222,000)	(3,222,000)	(14,530)	(13,482)	(1,048)
Call EUR/Put CHF	Citibank NA	0.959	07/25/2024	(2,030,000)	(2,030,000)	(16,994)	(16,190)	(804)
Call EUR/Put CZK	Citibank NA	24.620	07/09/2024	(994,000)	(994,000)	(18,842)	(4,590)	(14,252)
Call EUR/Put GBP	Citibank NA	0.846	07/18/2024	(2,025,000)	(2,025,000)	(14,855)	(14,524)	(331)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put ZAR	Citibank NA	$19.270	09/04/2024	(4,748,000)	$(4,748,000)	$(42,760)	$(177,419)	$134,659
Call USD/Put MXN	Deutsche Bank AG (London)	19.429	07/11/2024	(2,381,000)	(2,381,000)	(2,876)	(16,567)	13,691
Call EUR/Put PLN	HSBC Bank PLC	4.340	07/15/2024	(998,000)	(998,000)	(2,986)	(7,679)	4,693
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.095	08/01/2024	(3,218,000)	(3,218,000)	(13,119)	(12,032)	(1,087)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(2,673,000)	(2,673,000)	(45,693)	(43,265)	(2,428)
Call AUD/Put NZD	MS & Co. Int. PLC	1.077	07/15/2024	(3,255,548)	(3,255,548)	(37,192)	(11,188)	(26,004)
Call EUR/Put CHF	MS & Co. Int. PLC	0.956	07/22/2024	(2,022,000)	(2,022,000)	(20,873)	(17,739)	(3,134)
Call EUR/Put SEK	MS & Co. Int. PLC	11.350	07/04/2024	(1,976,000)	(1,976,000)	(7,070)	(14,000)	6,930
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(4,657,000)	(4,657,000)	(263,237)	(190,074)	(73,163)

				(56,048,548)	$(56,048,548)	$(771,942)	$(744,824)	$(27,118)

Puts
Put EUR/Call GBP	Barclays Bank PLC	0.852	07/04/2024	(1,981,000)	(1,981,000)	(13,003)	(8,595)	(4,408)
Put EUR/Call PLN	Barclays Bank PLC	4.260	07/01/2024	(982,000)	(982,000)	(1)	(5,855)	5,854
Put GBP/Call USD	Barclays Bank PLC	1.270	07/04/2024	(5,605,000)	(5,605,000)	(37,715)	(46,093)	8,378
Put EUR/Call USD	BNP Paribas SA	1.075	07/01/2024	(2,162,490)	(2,162,490)	(11,654)	(5,234)	(6,420)
Put EUR/Call USD	BNP Paribas SA	1.089	09/16/2024	(2,169,000)	(2,169,000)	(42,314)	(27,199)	(15,115)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	(4,350,000)	(4,350,000)	(40,907)	(67,499)	26,592
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(1,625,000)	(1,625,000)	(28,960)	(30,070)	1,110
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(4,977,000)	(4,977,000)	(36,251)	(89,783)	53,532
Put AUD/Call NZD	BofA Securities LLC	1.077	07/09/2024	(3,258,000)	(3,258,000)	(37)	(10,150)	10,113
Put AUD/Call USD	BofA Securities LLC	0.648	09/25/2024	(3,644,000)	(3,644,000)	(15,735)	(44,043)	28,308
Put EUR/Call CHF	BofA Securities LLC	0.982	07/01/2024	(1,966,000)	(1,966,000)	(43,445)	(12,410)	(31,035)
Put EUR/Call USD	BofA Securities LLC	1.085	07/08/2024	(4,438,764)	(4,438,764)	(62,359)	(50,044)	(12,315)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	(4,410,000)	(4,410,000)	(27,662)	(31,190)	3,528
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	(7,774,000)	(7,774,000)	(44,226)	(50,168)	5,942
Put USD/Call SGD	BofA Securities LLC	1.349	07/09/2024	(2,163,000)	(2,163,000)	(1,947)	(9,225)	7,278
Put USD/Call SGD	BofA Securities LLC	1.349	07/18/2024	(2,175,000)	(2,175,000)	(4,335)	(9,250)	4,915
Put USD/Call SGD	BofA Securities LLC	1.355	07/30/2024	(2,140,000)	(2,140,000)	(10,587)	(9,658)	(929)
Put AUD/Call NZD	Citibank NA	1.093	07/30/2024	(3,240,000)	(3,240,000)	(8,352)	(11,632)	3,280
Put AUD/Call NZD	Citibank NA	1.096	08/09/2024	(3,222,000)	(3,222,000)	(12,638)	(13,482)	844
Put EUR/Call CHF	Citibank NA	0.959	07/25/2024	(2,030,000)	(2,030,000)	(14,070)	(16,190)	2,120
Put EUR/Call CZK	Citibank NA	24.620	07/09/2024	(994,000)	(994,000)	(97)	(4,590)	4,493
Put EUR/Call GBP	Citibank NA	0.846	07/18/2024	(2,025,000)	(2,025,000)	(8,642)	(14,524)	5,882
Put EUR/Call PLN	HSBC Bank PLC	4.340	07/15/2024	(998,000)	(998,000)	(9,168)	(7,679)	(1,489)
Put EUR/Call USD	HSBC Bank PLC	1.071	07/15/2024	(2,218,000)	(2,218,000)	(13,777)	(14,561)	784
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.095	08/01/2024	(3,218,000)	(3,218,000)	(10,659)	(12,032)	1,373
Put AUD/Call USD	JPMorgan Securities, Inc.	0.621	09/24/2024	(9,014,000)	(9,014,000)	(9,892)	(70,348)	60,456

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put EUR/Call USD	JPMorgan Securities, Inc.	$1.085	07/08/2024	(2,186,250)	$(2,186,250)	$(30,714)	$(15,443)	$(15,271)
Put AUD/Call NZD	MS & Co. Int. PLC	1.077	07/15/2024	(3,255,548)	(3,255,548)	(313)	(11,188)	10,875
Put EUR/Call CHF	MS & Co. Int. PLC	0.956	07/22/2024	(2,022,000)	(2,022,000)	(10,422)	(17,739)	7,317
Put EUR/Call SEK	MS & Co. Int. PLC	11.350	07/04/2024	(1,976,000)	(1,976,000)	(7,144)	(14,000)	6,856
Put EUR/Call USD	MS & Co. Int. PLC	1.058	09/17/2024	(6,493,000)	(6,493,000)	(43,148)	(88,999)	45,851
Put EUR/Call USD	Securities, Inc.	1.061	09/16/2024	(6,507,000)	(6,507,000)	(47,833)	(91,251)	43,418
Put AUD/Call USD	UBS AG (London)	0.648	09/30/2024	(3,629,000)	(3,629,000)	(16,741)	(42,813)	26,072
Put EUR/Call USD	UBS AG (London)	1.075	07/01/2024	(4,390,325)	(4,390,325)	(23,660)	(41,361)	17,701
Put EUR/Call USD	UBS AG (London)	1.086	09/17/2024	(2,164,000)	(2,164,000)	(38,979)	(27,241)	(11,738)
Put NZD/Call USD	UBS AG (London)	0.613	07/04/2024	(7,753,000)	(7,753,000)	(36,919)	(42,405)	5,486

				(123,155,377)	$(123,155,377)	$(764,306)	$(1,063,944)	$299,638

Total written option contracts				(179,203,925)	$(179,203,925)	$(1,536,248)	$(1,808,768)	$272,520

TOTAL				10,459,105	$10,459,105	$581,208	$84,661	$496,547

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CNRR	— China Fixing Repo Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 50.8%
Collateralized Mortgage Obligations – 3.5%
Sequential Fixed Rate – 1.1%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
$5,639,398	5.943	%(a)(b)(c)	12/01/63	$ 5,621,781
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
73,959	6.500		02/15/36	76,356
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
169,651	5.000		02/15/34	168,726
Federal National Mortgage Association REMICS Series 2011-99, Class DB
317,789	5.000		10/25/41	314,375
Federal National Mortgage Association REMICS Series 2012- 111, Class B
57,361	7.000		10/25/42	60,301
Federal National Mortgage Association REMICS Series 2012- 153, Class B
205,696	7.000		07/25/42	219,716
Federal National Mortgage Association REMICS Series 2011-52, Class GB
338,856	5.000		06/25/41	335,329
Government National Mortgage Association REMICS Series 2021-135, Class A
13,684,476	2.000	(a)	08/20/51	10,958,423
OBX Trust Series 2024-NQM1, Class A1
5,761,156	5.928	(a)(b)(c)	11/25/63	5,748,527
OBX Trust Series 2024-NQM1, Class A2
322,625	6.253	(a)(b)(c)	11/25/63	322,338

				23,825,872

Sequential Floating Rate(a) – 2.4%
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,333,754	1.458	(b)(d)	09/25/66	1,080,094
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
800,000	6.000	(b)(d)	02/25/55	788,674
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
1,300,000	5.500	(b)(d)	02/25/55	1,239,486
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
425,000	6.000	(b)(d)	02/25/55	419,599
CSMC Trust Series 2020-AFC1, Class M1
1,650,000	2.841	(b)(d)	02/25/50	1,347,618
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
378,472	6.985	(b)(d)	01/25/34	380,986
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (1 mo. USD Term SOFR + 2.000%)
404,936	7.335	(b)(d)	04/25/42	410,295
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
6,117,555	6.585	(b)(d)	03/25/44	6,128,555
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
4,049,916	6.585	(b)(d)	03/25/44	4,058,533

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
$1,550,000	7.335	%(b)(d)	03/25/44	$ 1,556,620
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
6,450,751	6.535	(b)(d)	05/25/44	6,458,218
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
924,601	6.885	(b)(d)	10/25/41	930,101
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
884,000	6.985	(b)(d)	12/25/41	889,790
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
739,908	9.235	(b)(d)	04/25/43	792,580
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
730,000	8.435	(b)(d)	06/25/43	771,287
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (1 mo. USD Term SOFR + 2.500%)
690,000	7.835	(b)(d)	10/25/43	710,637
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,300,000	7.135	(b)(d)	01/25/44	1,314,677
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
3,525,000	7.135	(b)(d)	02/25/44	3,544,435
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
40,199	5.933	(d)	01/19/36	43,044
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
33,657	6.180	(d)	10/25/34	31,961
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,122,156	2.520	(b)(d)	05/25/52	2,534,668
JP Morgan Mortgage Trust Series 2024-1, Class A2
6,166,343	6.000	(b)(d)	06/25/54	6,119,614
JP Morgan Mortgage Trust Series 2024-4, Class A5A
2,125,000	6.000	(b)(d)	10/25/54	2,086,723
JP Morgan Mortgage Trust Series 2024-5, Class A6
2,950,000	6.000	(b)(d)	11/25/54	2,935,203
Mill City Mortgage Loan Trust Series 2017-2, Class A3
237,934	3.250	(b)(d)	07/25/59	226,714
Residential Mortgage Loan Trust Series 2019-2, Class B1
2,492,000	4.713	(b)(d)	05/25/59	2,387,034
Verus Securitization Trust Series 2022-INV1, Class A1
235,819	5.041	(b)(c)	08/25/67	234,559

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
$8,125	5.543	%(d)	02/25/33	$ 7,637
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
80,626	3.500	(b)(d)	07/25/49	70,520

				49,499,862

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				73,325,734

Commercial Mortgage-Backed Securities – 4.0%
Sequential Fixed Rate – 1.5%
Bank Series 2019-BN21, Class A5
$950,000	2.851	%(a)	10/17/52	$ 837,545
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(a)	08/15/56	3,437,782
Bank5 Series 2024-5YR7, Class A3
3,950,000	5.769	(a)	06/15/57	4,014,781
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,325,000	5.754	(a)	07/15/56	1,366,892
BMO Mortgage Trust Series 2022-C3, Class A5
850,000	5.313	(a)	09/15/54	846,336
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(a)	06/15/56	4,530,429
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(a)	12/15/56	3,169,048
BX Trust Series 2022-CLS, Class A
2,400,000	5.760	(b)	10/13/27	2,373,696
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(b)	05/10/41	3,871,692
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)	10/25/33	3,446,179
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
3,678,000	3.024	(b)	01/05/39	3,285,977

				31,180,357

Sequential Floating Rate(d) – 2.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
2,526,000	2.778		11/15/54	2,070,249
BBCMS Mortgage Trust Series 2024-C26, Class B
4,040,000	5.943	(a)	05/15/57	4,072,562
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
6,303,725	6.771	(b)	02/15/39	6,282,922
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
3,284,515	6.721	(b)	03/15/41	3,269,226
BX Commercial Mortgage Trust Series 2024-MDHS, Class A (1 mo. USD Term SOFR + 1.641%)
2,050,000	6.970	(b)	05/15/41	2,043,593
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
1,350,000	7.090	(b)	10/15/36	1,326,501

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
$1,436,382	7.780	%(b)	08/15/39	$ 1,432,801
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
6,275,000	6.971	(b)	02/15/41	6,254,673
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
1,450,000	7.419	(b)	03/15/41	1,448,187
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
500,000	8.368	(b)	03/15/41	499,375
DC Trust Series 2024-HLTN, Class A
2,050,000	5.934	(b)	04/13/28	2,024,976
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)	11/25/32	3,341,627
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
2,393,089	6.004	(a)	02/25/33	2,394,586
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)	10/25/28	1,358,243
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
3,025,000	7.070	(b)	04/15/41	3,003,847
TYSN Mortgage Trust Series 2023-CRNR, Class A
4,410,000	6.799	(b)	12/10/33	4,550,096
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	(a)	04/15/55	2,831,416
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
4,150,000	5.308	(b)	07/15/35	4,084,159

				52,289,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 83,469,396

Federal Agencies – 43.3%
Adjustable Rate Federal National Mortgage Association(d) – 0.0%
(1 yr. CMT + 2.169%)
$948	6.935%		06/01/33	$ 957
(RFUCC 1 yr. Treasury + 1.645%)
113,691	5.895%		07/01/34	115,792
(RFUCC 1 yr. Treasury + 1.568%)
457,127	6.033%		09/01/34	464,688
(RFUCC 1 yr. Treasury + 1.739%)
214,006	6.714%		05/01/35	218,030
(RFUCC 1 yr. Treasury + 1.233%)
115,585	6.338%		06/01/35	116,610

				916,077

Federal Home Loan Mortgage Corp. – 0.1%
2,790	5.500%		10/01/25	2,785
6,777	7.500		12/01/30	7,104
3,386	7.500		01/01/31	3,548

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$3,729	5.000%	10/01/33	$ 3,702
480	5.000	04/01/35	476
5,921	5.000	07/01/35	5,878
34,746	5.000	12/01/35	34,722
85,154	5.000	01/01/38	84,809
169,333	5.000	01/01/39	168,519
69,563	5.000	06/01/39	69,167
7,162	4.000	06/01/40	6,775
3,681	5.000	08/01/40	3,688
1,072	4.500	11/01/40	1,043
46,981	4.000	02/01/41	44,428
3,718	5.000	06/01/41	3,722
4,000	4.000	11/01/41	3,796
948,520	4.500	08/01/48	914,367

			1,358,529

Federal National Mortgage Association – 0.0%
5,541	8.000	02/01/31	5,617
10,412	7.000	03/01/31	10,835

			16,452

Government National Mortgage Association – 17.5%
4,122	6.000	11/15/38	4,231
36,310	5.000	07/15/40	36,324
2,427	4.000	02/20/41	2,305
3,876	4.000	11/20/41	3,677
648	4.000	01/20/42	615
2,060	4.000	04/20/42	1,953
1,302	4.000	10/20/42	1,234
19,621	4.000	08/20/43	18,568
1,837	4.000	03/20/44	1,737
2,266	4.000	05/20/44	2,143
157,702	4.000	11/20/44	148,394
10,312	4.000	05/20/45	9,704
1,384,714	4.000	07/20/45	1,301,256
22,106	4.000	10/20/45	20,773
107,570	4.500	02/20/48	103,994
285,775	4.500	04/20/48	275,737
759,252	4.500	05/20/48	732,108
723,036	5.000	07/20/48	713,924
1,227,765	4.500	08/20/48	1,182,337
648,683	5.000	08/20/48	640,507
5,245,797	4.500	09/20/48	5,051,698
5,331	3.500	09/20/48	4,836
820,924	5.000	10/20/48	809,039
2,557,877	5.000	11/20/48	2,520,845
4,687,521	4.500	12/20/48	4,509,684
1,447,244	5.000	12/20/48	1,424,481
2,685,188	4.500	01/20/49	2,579,959
2,340,235	5.000	01/20/49	2,303,428
1,819,514	4.000	02/20/49	1,700,185
582,724	4.500	02/20/49	559,888
464,160	4.500	03/20/49	445,970
1,648,307	4.000	03/20/49	1,539,176
829,836	5.000	03/20/49	817,821
7,606	3.500	04/20/49	6,898
1,862,218	4.000	04/20/49	1,738,924

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$577,730	4.000%	05/20/49		$539,480
18,398	3.500	08/20/49		16,646
3,014,053	3.000	08/20/49		2,647,584
2,036,935	5.000	08/20/49		2,011,264
691,022	4.500	10/20/49		665,453
14,679,623	3.000	10/20/49		12,886,621
549,978	3.500	12/20/49		497,614
1,613,864	3.500	02/20/50		1,460,208
5,488,126	3.000	03/20/50		4,815,897
151,447	3.500	06/20/50		136,748
353,582	3.500	07/20/50		319,918
1,009,371	4.000	01/20/51		937,180
702,746	3.000	07/20/51		613,183
1,447,635	2.500	09/20/51		1,202,839
1,724,650	2.500	10/20/51		1,437,322
7,632,552	3.000	11/20/51		6,624,419
2,686,788	2.500	11/20/51		2,236,649
6,380,203	3.000	12/20/51		5,566,567
3,266,866	2.500	12/20/51		2,724,945
34,267,695	4.500	09/20/52		32,617,358
1,793,847	3.500	02/20/53		1,619,075
18,619,239	7.000	01/20/54		18,963,110
1,992,759	7.000	02/20/54		2,029,562
16,000,000	2.500	TBA-30yr	(e)	13,455,830
14,000,000	2.000	TBA-30yr	(e)	11,336,307
8,000,000	3.500	TBA-30yr	(e)	7,190,261
66,000,000	4.500	TBA-30yr	(e)	62,737,679
8,000,000	5.500	TBA-30yr	(e)	7,937,198
34,000,000	6.000	TBA-30yr	(e)	34,146,101
67,000,000	6.500	TBA-30yr	(e)	67,930,375
30,000,000	7.000	TBA-30yr	(e)	30,542,115

				369,059,861

Uniform Mortgage-Backed Security – 25.7%
5,286	7.000	08/01/27		5,318
281	6.500	09/01/27		281
17,783	7.000	03/01/28		17,966
776	6.500	05/01/28		782
4,148	4.500	04/01/39		4,040
3,483	4.500	05/01/39		3,394
4,161	4.500	07/01/39		4,054
14,200	4.500	08/01/39		13,836
116,859	4.500	12/01/39		113,866
8,013	4.500	04/01/41		7,775
233,902	4.500	05/01/41		226,940
36,217	4.500	08/01/41		35,239
10,750	3.000	11/01/42		9,597
259,523	3.000	12/01/42		232,598
377,901	3.000	01/01/43		338,787
56,374	3.000	02/01/43		50,520
428,161	3.000	03/01/43		382,495
755,357	3.000	04/01/43		674,150
501,314	3.000	05/01/43		447,001
53,684	3.000	06/01/43		47,791
435,677	3.000	07/01/43		388,213
256,964	5.000	05/01/44		255,064
1,284,285	4.500	04/01/45		1,242,839
158,567	4.500	05/01/45		153,301

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$391,375	4.500%	06/01/45	$378,496
3,116,681	4.000	08/01/45	2,933,598
57,851	4.000	03/01/46	53,992
31,844	4.000	06/01/46	29,704
9,306	4.000	08/01/46	8,681
75,625	4.000	10/01/46	70,542
113,154	4.000	06/01/47	105,694
1,463,277	4.500	07/01/47	1,407,366
371,133	4.500	11/01/47	356,953
181,678	4.000	12/01/47	169,927
673,142	4.000	01/01/48	629,603
1,928,433	4.000	02/01/48	1,801,327
45,256	4.500	02/01/48	43,315
1,393,148	4.000	03/01/48	1,300,464
75,178	4.500	05/01/48	71,859
1,027,609	4.000	06/01/48	960,500
12,803	4.500	06/01/48	12,238
10,927	4.500	07/01/48	10,441
967,030	4.000	07/01/48	903,344
1,642,908	4.000	08/01/48	1,531,510
7,840	4.500	08/01/48	7,491
899,736	4.500	09/01/48	863,465
2,830,603	5.000	11/01/48	2,796,957
1,602,013	4.500	11/01/48	1,530,530
1,118,454	4.500	12/01/48	1,068,029
1,382,138	4.500	01/01/49	1,319,910
992,176	4.500	02/01/49	947,465
810,748	3.000	02/01/49	710,031
3,569	4.500	03/01/49	3,407
477,719	4.500	06/01/49	456,779
1,846,362	4.500	07/01/49	1,762,120
182,727	3.500	07/01/49	164,627
928,980	4.500	08/01/49	886,766
5,944,399	3.000	09/01/49	5,171,246
2,661,932	5.000	10/01/49	2,616,981
1,155,300	3.000	10/01/49	1,005,037
1,648,512	3.000	12/01/49	1,426,270
116,239	4.500	02/01/50	111,144
21,082,455	4.500	03/01/50	20,225,499
8,613,365	4.000	03/01/50	8,015,872
2,353,250	5.000	03/01/50	2,310,570
15,301	4.500	04/01/50	14,592
1,414,836	4.500	05/01/50	1,349,265
2,551,405	2.500	09/01/50	2,130,934
21,272,898	2.000	10/01/50	16,772,986
19,986,549	3.000	10/01/50	17,322,861
5,793,041	3.000	11/01/50	5,020,565
21,276,980	2.000	11/01/50	16,770,437
2,826,289	2.500	11/01/50	2,349,919
7,660,380	3.000	12/01/50	6,647,282
10,373,825	2.500	01/01/51	8,522,466
4,512,837	2.500	02/01/51	3,708,872
184,212	4.500	03/01/51	175,691
933,144	2.000	03/01/51	736,007
16,253,190	2.500	05/01/51	13,453,745
12,811,355	2.000	05/01/51	10,069,208
33,855,962	2.500	08/01/51	28,138,963
532,398	2.000	08/01/51	417,920

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$23,360,315	2.500%	09/01/51		$ 19,339,173
2,498,563	2.000	09/01/51		1,963,863
495,262	4.500	10/01/51		468,654
3,431,810	2.000	10/01/51		2,693,525
58,410,113	2.000	02/01/52		45,769,494
160,081	4.500	03/01/52		151,133
607,819	2.000	03/01/52		475,624
9,087,690	2.500	03/01/52		7,432,780
2,872,593	2.000	04/01/52		2,246,725
4,703,816	4.500	04/01/52		4,445,803
12,242,204	2.500	04/01/52		10,003,823
1,367,366	4.500	05/01/52		1,291,264
4,959,676	2.500	05/01/52		4,056,771
5,319,302	5.500	09/01/52		5,303,676
12,853,759	6.000	11/01/52		13,049,394
4,971,426	6.000	12/01/52		5,054,527
5,195,595	5.500	04/01/53		5,150,542
2,723,393	6.000	04/01/53		2,766,283
16,871,987	4.500	05/01/53		16,079,688
6,539,455	6.500	09/01/53		6,697,872
2,891,318	6.500	12/01/53		2,984,852
12,296,581	2.500	01/01/54		10,057,998
27,000,000	2.500	TBA-30yr	(e)	22,051,408
65,000,000	3.000	TBA-30yr	(e)	55,310,970
17,000,000	3.500	TBA-30yr	(e)	15,046,319
5,000,000	4.000	TBA-30yr	(e)	4,574,219
73,000,000	6.000	TBA-30yr	(e)	73,205,356

				542,109,046

TOTAL FEDERAL AGENCIES				$ 913,459,965

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,107,004,399)				$1,070,255,095

Corporate Obligations – 30.7%
Aerospace & Defense(a) – 0.7%
Boeing Co.
$1,575,000	3.450%	11/01/28		$ 1,425,564
300,000	3.250	02/01/35		229,155
163,000	3.375	06/15/46		103,847
100,000	3.625	03/01/48		64,330
100,000	3.850	11/01/48		66,718
2,725,000	5.805	05/01/50		2,460,321
1,563,000	6.858 (b)	05/01/54		1,602,513
RTX Corp.
8,450,000	6.100	03/15/34		8,897,850
550,000	4.050	05/04/47		432,399

				15,282,697

Agriculture(a) – 0.2%
BAT Capital Corp.
2,000,000	2.259	03/25/28		1,791,620
3,124,000	6.000	02/20/34		3,157,864

				4,949,484

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 1.2%
Ford Motor Credit Co. LLC(a)
$2,830,000	5.850%		05/17/27	$ 2,832,604
General Motors Co.
550,000	4.000		04/01/25	542,867
General Motors Financial Co., Inc.(a)
2,425,000	4.300		07/13/25	2,392,481
3,200,000	1.500		06/10/26	2,963,840
2,825,000	2.350		01/08/31	2,317,234
Hyundai Capital America(a)(b)
1,975,000	5.700		06/26/30	1,999,352
8,815,000	6.200		09/21/30	9,154,289
3,730,000	5.400		06/24/31	3,697,847

				25,900,514

Banks – 8.1%
Banco Santander SA
2,400,000	2.746		05/28/25	2,337,648
400,000	4.250		04/11/27	386,996
800,000	3.306		06/27/29	731,976
800,000	2.749		12/03/30	665,952
4,400,000	6.921		08/08/33	4,599,056
Bank of America Corp.
150,000	4.183	(a)	11/25/27	144,792
237,000	6.110		01/29/37	246,276
(3 mo. USD Term SOFR + 1.252%)
225,000	2.496	(a)(d)	02/13/31	194,418
(3 mo. USD Term SOFR + 1.632%)
1,550,000	3.593	(a)(d)	07/21/28	1,475,135
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(d)	09/21/36	75,057
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(d)	03/11/32	1,163,951
245,000	2.299	(a)(d)	07/21/32	200,643
(Secured Overnight Financing Rate + 1.330%)
250,000	2.972	(a)(d)	02/04/33	211,640
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(d)	10/24/31	2,574,306
(Secured Overnight Financing Rate + 1.530%)
3,725,000	1.898	(a)(d)	07/23/31	3,066,196
(Secured Overnight Financing Rate + 1.630%)
10,680,000	5.202	(a)(d)	04/25/29	10,661,096
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(d)	04/27/33	4,715,900
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(d)	04/29/31	4,516,020
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(d)	07/22/33	1,063,920
Bank of New York Mellon Corp.(a)(d) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	307,733
Barclays PLC(a)(d)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,850,735
(Secured Overnight Financing Rate + 2.714%)
800,000	2.852		05/07/26	779,928
BNP Paribas SA(b)
900,000	3.375		01/09/25	888,381

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.004%)
$1,600,000	1.323	%(a)(d)	01/13/27	$ 1,493,952
(Secured Overnight Financing Rate + 2.074%)
1,325,000	2.219	(a)(d)	06/09/26	1,281,076
BPCE SA(b)
1,150,000	4.625		09/12/28	1,112,062
(Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277	(a)(d)	01/20/32	1,332,425
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,460,225
3,175,000	3.400		05/01/26	3,065,939
2,450,000	4.450		09/29/27	2,388,358
(Secured Overnight Financing Rate + 1.351%)
3,725,000	3.057	(a)(d)	01/25/33	3,158,837
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(d)	11/05/30	1,224,658
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(d)	05/24/33	2,398,743
Credit Agricole SA(b)
1,050,000	3.250		10/04/24	1,043,123
(5 yr. USD Swap + 4.319%)
600,000	6.875	(a)(d)	09/23/24	597,882
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,211,288
First-Citizens Bank & Trust Co.(a)(d) (3 mo. USD Term SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,484,205
HSBC Holdings PLC
600,000	4.950		03/31/30	589,644
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,598,057
ING Groep NV(a)(b)(d) (1 yr. CMT + 1.100%)
3,400,000	1.400		07/01/26	3,256,622
JPMorgan Chase & Co.(a)(d) (3 mo. USD Term SOFR + 1.507%)
2,275,000	3.960		01/29/27	2,222,470
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,071,460
(3 mo. USD Term SOFR + 1.622%)
800,000	3.882		07/24/38	686,472
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	591,563
(3 mo. USD Term SOFR + 3.790%)
275,000	4.493		03/24/31	265,150
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	2,962,298
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586		04/26/33	3,512,753
(Secured Overnight Financing Rate + 2.040%)
75,000	2.522		04/22/31	64,823
(Secured Overnight Financing Rate + 2.080%)
2,480,000	4.912		07/25/33	2,409,146
Kreditanstalt fuer Wiederaufbau (f)
13,520,000	3.375		08/23/24	13,478,764
M&T Bank Corp.(a)(d)
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,109,502

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.800%)
$1,930,000	7.413%		10/30/29	$ 2,030,456
Morgan Stanley
1,631,000	3.950		04/23/27	1,575,236
(3 mo. USD Term SOFR + 1.890%)
325,000	4.431	(a)(d)	01/23/30	314,187
(Secured Overnight Financing Rate + 0.720%)
5,100,000	0.985	(a)(d)	12/10/26	4,770,948
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(d)	02/13/32	2,109,817
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(d)	01/22/31	3,418,779
(Secured Overnight Financing Rate + 1.152%)
1,050,000	2.720	(a)(d)	07/22/25	1,047,953
(Secured Overnight Financing Rate + 1.295%)
3,205,000	5.050	(a)(d)	01/28/27	3,187,372
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(d)	09/16/36	2,512,727
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(d)	04/20/29	4,305,010
(Secured Overnight Financing Rate + 2.076%)
2,470,000	4.889	(a)(d)	07/20/33	2,381,376
(Secured Overnight Financing Rate + 3.120%)
1,100,000	3.622	(a)(d)	04/01/31	1,008,777
NatWest Group PLC(a)(d) (5 yr. CMT + 2.100%)
500,000	3.754		11/01/29	495,045
Royal Bank of Canada
4,750,000	5.000		02/01/33	4,681,410
Shinhan Bank Co. Ltd.(b)
540,000	4.500		04/12/28	530,550
State Street Corp.(a)(d) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	90,387
Toronto-Dominion Bank
150,000	4.456		06/08/32	141,356
Truist Bank(a)
1,250,000	2.250		03/11/30	1,042,338
Truist Financial Corp.(a)(d) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	100,702
U.S. Bancorp(a)(d) (Secured Overnight Financing Rate + 2.020%)
4,940,000	5.775		06/12/29	5,015,434
UBS AG
1,175,000	2.950		04/09/25	1,151,336
4,135,000	1.250		08/07/26	3,799,031
UBS Group AG
276,000	3.750		03/26/25	272,073
2,550,000	4.125	(b)	09/24/25	2,500,785
683,000	4.550		04/17/26	671,307
(3 mo. USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(d)	01/12/29	1,579,827
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(d)	11/13/33	778,296
(Secured Overnight Financing Rate + 0.980%)
315,000	1.305	(a)(b)(d)	02/02/27	293,580
(Secured Overnight Financing Rate + 1.560%)
1,982,000	2.593	(a)(b)(d)	09/11/25	1,969,157

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.730%)
$1,545,000	3.091	%(a)(b)(d)	05/14/32	$ 1,318,472
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(d)	11/15/33	2,080,229
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,565,135
4,150,000	4.300		07/22/27	4,041,104
(Secured Overnight Financing Rate + 2.100%)
288,000	4.897	(a)(d)	07/25/33	277,243
Westpac Banking Corp.(a)(d) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	646,954

				170,633,641

Beverages – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,583,000	4.700		02/01/36	2,461,263
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	743,845
1,350,000	5.450	(a)	01/23/39	1,368,589
Coca-Cola Consolidated, Inc.(a)
1,421,000	5.450		06/01/34	1,433,675
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,356,465
50,000	3.600		02/15/28	47,386
50,000	3.150		08/01/29	45,360
1,900,000	2.250		08/01/31	1,559,463
JDE Peet’s NV(a)(b)
1,650,000	1.375		01/15/27	1,492,672
Keurig Dr Pepper, Inc.(a)
1,968,000	2.250		03/15/31	1,637,396

				12,146,114

Biotechnology(a) – 0.7%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,394,803
4,225,000	4.200		03/01/33	3,913,575
3,418,000	5.250		03/02/33	3,407,917
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,400,808
2,844,000	5.400		09/02/34	2,768,406

				14,885,509

Building Materials(a) – 0.5%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,160,181
3,570,000	5.900		03/15/34	3,728,365
3,545,000	6.200		03/15/54	3,803,289

				10,691,835

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	961,896
Huntsman International LLC
850,000	4.500		05/01/29	805,247
International Flavors & Fragrances, Inc.(b)
2,300,000	1.832		10/15/27	2,054,452

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
$950,000	3.268%		11/15/40	$ 671,717

				4,493,312

Coal(a) – 0.0%
Teck Resources Ltd.
655,000	3.900		07/15/30	607,702

Commercial Services – 0.3%
Ashtead Capital, Inc.(a)(b)
650,000	1.500		08/12/26	592,676
2,087,000	5.800		04/15/34	2,072,141
DP World Ltd.
100,000	6.850	(b)	07/02/37	108,750
600,000	5.625		09/25/48	570,750
Global Payments, Inc.(a)
875,000	2.650		02/15/25	857,614
PayPal Holdings, Inc.(a)
2,375,000	1.650		06/01/25	2,292,279

				6,494,210

Computers(a) – 0.3%
Dell International LLC/EMC Corp.
607,000	5.850		07/15/25	608,050
1,661,000	6.020		06/15/26	1,678,490
451,000	5.300		10/01/29	453,476
200,000	6.200		07/15/30	209,856
540,000	8.100		07/15/36	643,367
Hewlett Packard Enterprise Co.
1,782,000	4.900		10/15/25	1,768,350

				5,361,589

Diversified Financial Services – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
965,000	6.500		07/15/25	973,318
5,125,000	2.450		10/29/26	4,781,471
1,725,000	3.000		10/29/28	1,567,766
700,000	3.300		01/30/32	601,538
375,000	3.400		10/29/33	314,805
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,201,062
1,625,000	3.375		07/01/25	1,587,966
625,000	2.875		01/15/26	599,625
2,200,000	3.750		06/01/26	2,125,222
American Express Co.(a)(d) (Secured Overnight Financing Rate + 1.835%)
4,785,000	5.043		05/01/34	4,679,204
Aviation Capital Group LLC(a)(b)
450,000	1.950		01/30/26	423,455
Avolon Holdings Funding Ltd.(a)(b)
2,125,000	2.875		02/15/25	2,082,181
1,050,000	4.250		04/15/26	1,019,518
Capital One Financial Corp.(a)
1,110,000	3.300		10/30/24	1,100,620
Charles Schwab Corp.(a)(d) (Secured Overnight Financing Rate + 2.500%)
95,000	5.853		05/19/34	96,813
Intercontinental Exchange, Inc.(a)(b)
1,070,000	3.625		09/01/28	1,009,310

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Macquarie Airfinance Holdings Ltd.(a)(b)
$415,000	6.400%		03/26/29	$ 422,375
Nomura Holdings, Inc.
950,000	2.608		07/14/31	781,575
REC Ltd.(b)
200,000	5.625		04/11/28	200,688

				26,568,512

Electrical – 0.9%
Alliant Energy Finance LLC(a)(b)
225,000	4.250		06/15/28	215,557
Ameren Corp.(a)
400,000	3.500		01/15/31	360,480
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	723,707
Arizona Public Service Co.(a)
425,000	2.950		09/15/27	395,730
Avangrid, Inc.(a)
50,000	3.200		04/15/25	48,959
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,186,056
Dominion Energy, Inc. (c)
575,000	3.071		08/15/24	572,821
Entergy Corp.(a)
1,025,000	2.950		09/01/26	972,161
Exelon Corp.(a)
1,000,000	4.050		04/15/30	939,090
NextEra Energy Capital Holdings, Inc.(a)
1,180,000	1.900		06/15/28	1,043,285
Ohio Power Co.(a)
675,000	2.600		04/01/30	587,547
Pacific Gas & Electric Co.(a)
500,000	3.300		08/01/40	355,545
PacifiCorp(a)
3,130,000	5.800		01/15/55	3,032,563
Southern Co.(a)
1,730,000	3.250		07/01/26	1,663,412
Vistra Operations Co. LLC(a)(b)
3,350,000	3.550		07/15/24	3,345,645
Xcel Energy, Inc.(a)
2,925,000	3.350		12/01/26	2,790,830

				18,233,388

Electronics(a) – 0.1%
Allegion U.S. Holding Co., Inc.
1,593,000	5.600		05/29/34	1,593,749

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	384,436
440,000	3.875	(b)	04/30/28	413,050
200,000	5.500	(b)	10/31/46	165,812
420,000	5.500		07/31/47	347,944
340,000	5.500	(b)	07/31/47	281,669

				1,592,911

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – 0.6%
Warnermedia Holdings, Inc.
$4,100,000	6.412%	03/15/26	$ 4,099,098
5,050,000	4.054	03/15/29	4,663,826
3,400,000	4.279	03/15/32	2,966,772

			11,729,696

Environmental – 0.3%
Nature Conservancy
60,000	0.944	07/01/26	54,687
75,000	1.304	07/01/28	64,338
Veralto Corp.(a)(b)
5,840,000	5.450	09/18/33	5,823,531

			5,942,556

Food & Drug Retailing(a) – 0.9%
Campbell Soup Co.
4,018,000	5.400	03/21/34	3,993,731
J M Smucker Co.
2,498,000	5.900	11/15/28	2,572,890
6,235,000	6.200	11/15/33	6,546,875
3,535,000	6.500	11/15/53	3,794,822
Kraft Heinz Foods Co.
2,056,000	3.750	04/01/30	1,920,119
Sysco Corp.
225,000	6.600	04/01/40	243,450
75,000	6.600	04/01/50	83,527

			19,155,414

Gas(a) – 0.0%
East Ohio Gas Co.(b)
525,000	1.300	06/15/25	503,533
NiSource, Inc.
325,000	3.600	05/01/30	298,272

			801,805

Healthcare Providers & Services(a) – 1.8%
Adventist Health System
540,000	2.952	03/01/29	484,862
1,345,000	5.757	12/01/34	1,343,885
Banner Health
3,235,000	2.338	01/01/30	2,805,718
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	933,694
Centene Corp.
1,755,000	4.250	12/15/27	1,675,674
2,100,000	2.625	08/01/31	1,718,409
CommonSpirit Health
2,385,000	3.910	10/01/50	1,811,383
2,655,000	6.461	11/01/52	2,933,480
HCA, Inc.
1,590,000	3.500	09/01/30	1,434,291
2,485,000	5.450	04/01/31	2,482,838
3,960,000	5.900	06/01/53	3,855,060
Humana, Inc.
785,000	5.950	03/15/34	802,662
Rush Obligated Group
1,320,000	3.922	11/15/29	1,251,972

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Solventum Corp.(b)
	$4,135,000	5.400%		03/01/29	$ 4,122,223
	3,040,000	5.450		03/13/31	3,002,395
	2,050,000	5.600		03/23/34	2,012,034
STERIS Irish FinCo UnLtd Co.
	501,000	2.700		03/15/31	426,817
Stryker Corp.
	475,000	3.375		11/01/25	462,337
	75,000	1.950		06/15/30	63,156
Sutter Health
	605,000	2.294		08/15/30	518,574
UnitedHealth Group, Inc.
	3,750,000	5.350		02/15/33	3,798,900

					37,940,364

Home Builders(a) – 0.1%
Lennar Corp.
	1,235,000	4.750		11/29/27	1,217,722

Insurance – 0.1%
Arch Capital Finance LLC(a)
	1,200,000	4.011		12/15/26	1,161,252
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	339,033
Willis North America, Inc.(a)
	700,000	2.950		09/15/29	627,179

					2,127,464

Internet – 0.9%
Amazon.com, Inc.(a)
	500,000	4.800		12/05/34	496,445
Expedia Group, Inc.(a)
	1,212,000	4.625		08/01/27	1,189,699
	825,000	3.800		02/15/28	785,235
	875,000	3.250		02/15/30	788,979
	331,000	2.950		03/15/31	286,573
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,101,835
	6,329,000	5.375	(b)	11/15/29	6,386,278
	5,345,000	4.875	(a)(b)	06/15/30	5,257,823
Prosus NV(a)
	200,000	3.257	(b)	01/19/27	186,710
	420,000	3.680	(b)	01/21/30	372,619
	690,000	3.680		01/21/30	612,159
EUR	100,000	2.031	(b)	08/03/32	86,873
	$230,000	4.027	(b)	08/03/50	157,119
	210,000	3.832	(b)	02/08/51	138,272

					19,846,619

Investment Companies(a)(b) – 0.0%
JAB Holdings BV
	500,000	2.200		11/23/30	402,505

Iron/Steel – 0.1%
POSCO(b)
	260,000	5.750		01/17/28	263,088
Steel Dynamics, Inc.(a)
	490,000	2.400		06/15/25	474,741

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
$1,075,000	1.650%	10/15/27	$ 958,835

			1,696,664

Lodging(a) – 0.7%
Choice Hotels International, Inc.
1,639,000	5.850	08/01/34	1,614,251
Hyatt Hotels Corp.
2,000,000	1.800	10/01/24	1,979,060
5,295,000	5.500	06/30/34	5,151,665
Marriott International, Inc.
2,100,000	5.000	10/15/27	2,094,372
1,307,000	4.875	05/15/29	1,290,440
2,625,000	2.850	04/15/31	2,247,315

			14,377,103

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
2,375,000	2.200	05/13/26	2,227,821

Machinery-Diversified(a) – 0.1%
AGCO Corp.
1,298,000	5.800	03/21/34	1,292,341
Ingersoll Rand, Inc.
1,270,000	5.700	08/14/33	1,299,489

			2,591,830

Media(a) – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,017,000	4.908	07/23/25	1,999,795
6,675,000	3.750	02/15/28	6,207,416
Comcast Corp.
1,300,000	3.950	10/15/25	1,279,512
1,173,000	3.300	02/01/27	1,124,309
5,725,000	4.800	05/15/33	5,565,158
3,511,000	5.300	06/01/34	3,518,127
100,000	3.750	04/01/40	81,262
275,000	4.700	10/15/48	243,466
Time Warner Cable LLC
275,000	5.875	11/15/40	239,212

			20,258,257

Mining(a)(b) – 0.2%
Glencore Funding LLC
1,850,000	1.625	04/27/26	1,729,528
2,175,000	2.625	09/23/31	1,790,243

			3,519,771

Miscellaneous Manufacturing – 0.0%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418	11/15/35	373,600
General Electric Co.
700,000	5.875	01/14/38	719,348

			1,092,948

Multi-National(a)(b) – 0.1%
African Export-Import Bank
740,000	2.634	05/17/26	693,003

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Multi-National(a)(b) – (continued)
$830,000	3.798%	05/17/31	$ 707,849

			1,400,852

Oil Field Services – 0.2%
Aker BP ASA(a)(b)
639,000	2.000	07/15/26	594,570
Devon Energy Corp.(a)
180,000	5.600	07/15/41	167,494
Marathon Petroleum Corp.(a)
600,000	3.625	09/15/24	597,000
375,000	3.800	04/01/28	357,323
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,157,604
Phillips 66(a)
375,000	3.850	04/09/25	369,956
725,000	1.300	02/15/26	678,832
QatarEnergy(a)(b)
410,000	3.300	07/12/51	286,488
Reliance Industries Ltd. (b)
480,000	2.875	01/12/32	408,091
250,000	3.750	01/12/62	171,172

			4,788,530

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570	01/15/26	1,386,161

Pharmaceuticals(a) – 1.2%
AbbVie, Inc.
3,150,000	4.950	03/15/31	3,141,715
1,709,000	4.500	05/14/35	1,611,690
638,000	4.300	05/14/36	586,533
2,795,000	4.050	11/21/39	2,425,445
Bristol-Myers Squibb Co.
2,459,000	5.200	02/22/34	2,454,377
1,440,000	6.250	11/15/53	1,546,805
Cigna Group
1,263,000	2.400	03/15/30	1,092,924
1,190,000	5.125	05/15/31	1,181,194
1,025,000	4.800	08/15/38	941,586
CVS Health Corp.
7,749,000	4.780	03/25/38	6,918,772
Perrigo Finance Unlimited Co.
2,975,000	4.375	03/15/26	2,882,388
Pfizer Investment Enterprises Pte. Ltd.
1,150,000	5.300	05/19/53	1,109,934
Zoetis, Inc.
100,000	4.450	08/20/48	85,192

			25,978,555

Pipelines – 1.3%
Abu Dhabi Crude Oil Pipeline LLC(b)
1,190,000	4.600	11/02/47	1,066,537
Cheniere Energy Partners LP(a)
1,185,000	5.950	06/30/33	1,199,824
Columbia Pipelines Operating Co. LLC(a)(b)
3,620,000	6.036	11/15/33	3,698,663

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enbridge, Inc.(a)
$1,547,000	5.700%		03/08/33	$ 1,559,469
2,300,000	2.500		08/01/33	1,825,188
Energy Transfer LP(a)
50,000	4.950		06/15/28	49,343
1,225,000	5.250		04/15/29	1,223,126
375,000	5.300		04/15/47	332,025
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	83,983
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.625	(b)	03/31/36	162,938
2,783,971	2.940		09/30/40	2,241,097
320,000	3.250	(b)	09/30/40	244,400
Kinder Morgan, Inc.(a)
4,835,000	5.200		06/01/33	4,694,978
MPLX LP(a)
1,300,000	2.650		08/15/30	1,120,561
275,000	4.500		04/15/38	240,031
645,000	5.500		02/15/49	595,851
Plains All American Pipeline LP/PAA Finance Corp.(a)
875,000	3.800		09/15/30	799,636
Sabine Pass Liquefaction LLC(a)
660,000	5.625		03/01/25	658,706
275,000	5.000		03/15/27	272,767
Targa Resources Corp.(a)
1,010,000	4.200		02/01/33	909,010
Western Midstream Operating LP(a)
1,125,000	3.100		02/01/25	1,106,044
475,000	3.950		06/01/25	466,322
225,000	5.450		04/01/44	201,440
Williams Cos., Inc.(a)
850,000	3.900		01/15/25	841,526
800,000	4.000		09/15/25	784,920
1,800,000	5.650		03/15/33	1,817,730

				28,196,115

Real Estate Investment Trust(a) – 0.9%
American Homes 4 Rent LP
723,000	4.900		02/15/29	706,458
American Tower Corp.
1,750,000	2.400		03/15/25	1,708,560
CubeSmart LP
600,000	4.000		11/15/25	586,242
370,000	2.500		02/15/32	302,527
Host Hotels & Resorts LP
952,000	2.900		12/15/31	793,254
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,150,942
3,595,000	2.000		08/15/31	2,851,087
NNN REIT, Inc.
1,150,000	4.000		11/15/25	1,126,298
Prologis LP
3,037,000	1.750		07/01/30	2,512,267
Realty Income Corp.
400,000	3.950		08/15/27	385,568
1,200,000	3.400		01/15/30	1,092,948
Retail Opportunity Investments Partnership LP
2,975,000	6.750		10/15/28	3,079,303

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
UDR, Inc.
$475,000	2.100%	08/01/32	$ 371,379
Ventas Realty LP
975,000	3.500	02/01/25	960,482
WP Carey, Inc.
445,000	4.000	02/01/25	439,491
1,000,000	3.850	07/15/29	933,530
725,000	2.400	02/01/31	601,344

			19,601,680

Retailing(a) – 0.3%
AutoNation, Inc.
1,404,000	4.500	10/01/25	1,381,382
500,000	1.950	08/01/28	433,385
825,000	4.750	06/01/30	788,832
CK Hutchison International 20 Ltd.(b)
200,000	2.500	05/08/30	172,882
Dollar Tree, Inc.
975,000	4.000	05/15/25	960,736
Home Depot, Inc.
625,000	3.250	04/15/32	554,375
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,040,850
McDonald’s Corp.
650,000	4.200	04/01/50	518,511

			6,850,953

Savings & Loans(a)(b)(d) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	902,158

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
1,284,000	4.150	04/15/32	1,182,911
2,770,000	2.600	02/15/33	2,242,647
1,156,000	3.419	04/15/33	996,310
975,000	3.469	04/15/34	830,934
4,175,000	3.137	11/15/35	3,342,588
161,000	3.187	11/15/36	127,338
1,725,000	3.500	02/15/41	1,321,695
Intel Corp.
2,750,000	5.200	02/10/33	2,745,353
934,000	5.150	02/21/34	922,241
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	746,889
3,125,000	2.500	05/11/31	2,617,656
2,250,000	2.650	02/15/32	1,870,628

			18,947,190

Software(a) – 1.3%
Constellation Software, Inc.(b)
1,366,000	5.461	02/16/34	1,365,180
Fiserv, Inc.
75,000	4.200	10/01/28	72,092
MSCI, Inc.(b)
2,625,000	4.000	11/15/29	2,447,576
Oracle Corp.
2,000,000	4.500	05/06/28	1,964,160

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
$1,881,000	2.950%		04/01/30	$ 1,672,059
2,550,000	4.650		05/06/30	2,498,056
5,625,000	2.875		03/25/31	4,859,044
2,211,000	4.900		02/06/33	2,145,798
350,000	3.600		04/01/40	269,017
3,965,000	5.550		02/06/53	3,749,740
ServiceNow, Inc.
3,400,000	1.400		09/01/30	2,760,324
Take-Two Interactive Software, Inc.
1,495,000	3.700		04/14/27	1,437,562
VMware LLC
700,000	1.800		08/15/28	612,913
Workday, Inc.
50,000	3.700		04/01/29	46,933
675,000	3.800		04/01/32	606,508

				26,506,962

Telecommunication Services – 2.1%
AT&T, Inc.(a)
2,375,000	2.750		06/01/31	2,034,069
1,165,000	4.900		08/15/37	1,087,225
2,355,000	4.850		03/01/39	2,157,368
1,325,000	3.500		06/01/41	1,013,638
450,000	5.150		11/15/46	417,821
British Telecommunications PLC
3,265,000	9.625		12/15/30	3,986,663
Rogers Communications, Inc.(a)
7,170,000	3.200		03/15/27	6,803,039
Telefonica Emisiones SA
425,000	4.665		03/06/38	374,319
T-Mobile USA, Inc.(a)
1,320,000	3.500		04/15/25	1,297,837
1,350,000	1.500		02/15/26	1,267,475
5,004,000	3.750		04/15/27	4,810,195
700,000	4.750		02/01/28	689,374
125,000	2.050		02/15/28	112,213
2,333,000	3.875		04/15/30	2,181,052
2,205,000	2.875		02/15/31	1,910,522
2,150,000	3.500		04/15/31	1,932,269
6,025,000	5.200		01/15/33	5,962,701
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,653,715
2,251,000	4.016	(a)	12/03/29	2,127,060
100,000	1.750	(a)	01/20/31	80,932
1,500,000	2.550	(a)	03/21/31	1,274,175

				45,173,662

Telecommunications(a) – 0.1%
AT&T, Inc.
2,750,000	2.550		12/01/33	2,185,865

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,739,000	5.250		07/01/29	1,724,827

TOTAL CORPORATE OBLIGATIONS (Cost $678,390,848)				$ 648,007,216

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 10.2%
Automotive – 0.5%
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(c)
$4,900,000	4.870%	08/15/36	$ 4,857,217
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(b)
4,700,000	5.340	06/15/28	4,705,760
Hyundai Auto Receivables Trust Series 2023-A, Class A2A
1,427,247	5.190	12/15/25	1,425,702

			10,988,679

Collateralized Loan Obligations(b) – 7.4%
1988 CLO 4 Ltd. Series 2024-4A, Class B(d) (3 mo. USD Term SOFR + 2.100%)
3,250,000	7.400	04/15/37	3,275,188
1988 CLO 5 Ltd. Series 2024-5A, Class A1(d) (3 mo. USD Term SOFR + 1.540%)
4,175,000	6.865	07/15/37	4,175,000
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(d) (3 mo. USD Term SOFR + 1.462%)
4,000,000	6.790	10/15/34	4,002,108
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(d) (3 mo. USD Term SOFR + 1.362%)
5,600,000	6.690	04/15/34	5,602,957
Allegro CLO VIII Ltd. Series 2018-2A, Class A(d) (3 mo. USD Term SOFR + 1.362%)
3,050,562	6.690	07/15/31	3,052,084
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(d) (3 mo. USD Term SOFR + 1.272%)
2,530,857	6.601	04/30/31	2,532,788
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(d) (3 mo. USD Term SOFR + 1.482%)
4,000,000	6.810	04/15/33	4,000,000
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR(d) (3 mo. USD Term SOFR + 2.912%)
2,100,000	8.236	04/22/31	2,100,832
Cedar Funding IX CLO Ltd. Series 2018-9A, Class A1(d) (3 mo. USD Term SOFR + 1.242%)
2,890,920	6.566	04/20/31	2,893,438
CIFC Funding Ltd. Series 2018-2A, Class A1(d) (3 mo. USD Term SOFR + 1.302%)
3,184,238	6.626	04/20/31	3,188,836
CIFC Funding Ltd. Series 2023-3A, Class A(d) (3 mo. USD Term SOFR + 1.600%)
4,750,000	6.916	01/20/37	4,779,835
CIFC Funding Ltd. Series 2023-3A, Class B(d) (3 mo. USD Term SOFR + 2.300%)
3,775,000	7.616	01/20/37	3,814,426
Crown City CLO I Series 2020-1A, Class A2R(d) (3 mo. USD Term SOFR + 2.012%)
4,600,000	7.336	07/20/34	4,600,874
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1A(d) (3 mo. USD Term SOFR + 1.502%)
5,250,000	6.830	07/15/36	5,259,350
Empower CLO Ltd. Series 2022-1A, Class A1(d) (3 mo. USD Term SOFR + 2.200%)
5,800,000	7.525	10/20/34	5,823,989
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2(d) (3 mo. USD Term SOFR + 1.562%)
4,401,277	6.890	07/15/31	4,406,651

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(d) (3 mo. USD Term SOFR + 1.712%)
$6,250,000	7.041%	11/30/32	$ 6,252,550
HalseyPoint CLO 7 Ltd. Series 2023-7A, Class A(d) (3 mo. USD Term SOFR + 2.250%)
5,200,000	7.575	07/20/36	5,254,309
Hayfin U.S. XII Ltd. Series 2018-8A, Class A(d) (3 mo. USD Term SOFR + 1.382%)
2,523,673	6.706	04/20/31	2,524,692
Katayma CLO I Ltd. Series 2023-1A, Class B(d) (3 mo. USD Term SOFR + 2.650%)
4,400,000	7.975	10/20/36	4,459,501
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(d) (3 mo. USD Term SOFR + 1.530%)
4,475,000	6.852	04/15/37	4,505,193
Mountain View CLO LLC Series 2016-1A, Class AR(d) (3 mo. USD Term SOFR + 1.622%)
3,500,000	6.950	04/14/33	3,503,500
OCP CLO Ltd. Series 2019-16A, Class AR(d) (3 mo. USD Term SOFR + 1.262%)
3,489,826	6.559	04/10/33	3,491,679
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.432%)
4,700,000	6.756	01/20/35	4,703,013
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR(d) (3 mo. USD Term SOFR + 1.402%)
2,150,000	6.726	07/02/35	2,151,718
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A(d) (3 mo. USD Term SOFR + 1.712%)
2,000,000	7.039	04/18/33	2,000,882
Palmer Square CLO Ltd. Series 2019-1A, Class A1R(d) (3 mo. USD Term SOFR + 1.412%)
6,000,000	6.734	11/14/34	6,009,330
Park Blue CLO Ltd. Series 2023-3A, Class A1(d) (3 mo. USD Term SOFR + 2.000%)
3,000,000	7.325	04/20/36	3,021,222
Post CLO Ltd. Series 2018-1A, Class A(d) (3 mo. USD Term SOFR + 1.312%)
1,166,350	6.639	04/16/31	1,167,498
Recette CLO Ltd. Series 2015-1A, Class ARR(d) (3 mo. USD Term SOFR + 1.342%)
7,000,000	6.666	04/20/34	7,000,000
RR 26 Ltd. Series 2023-26A, Class A1(d) (3 mo. USD Term SOFR + 1.780%)
2,800,000	7.109	04/15/38	2,809,271
Southwick Park CLO LLC Series 2019-4A, Class A1R(d) (3 mo. USD Term SOFR + 1.322%)
4,500,000	6.646	07/20/32	4,505,805
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
406,328	5.750	12/20/50	408,737
TCW CLO Ltd. Series 2023-1A, Class A1N(d) (3 mo. USD Term SOFR + 2.070%)
4,500,000	7.395	04/28/36	4,529,479
Venture 32 CLO Ltd. Series 2018-32A, Class A1(d) (3 mo. USD Term SOFR + 1.362%)
4,029,290	6.689	07/18/31	4,030,668

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(d) (3 mo. USD Term SOFR + 1.430%)
$8,644,000	6.755%	01/20/34	$ 8,629,668
Voya CLO Ltd. Series 2019-2A, Class AR(d) (3 mo. USD Term SOFR + 1.200%)
8,050,000	6.525	07/20/32	8,052,318
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(d) (3 mo. USD Term SOFR + 1.612%)
3,250,000	6.937	07/28/32	3,252,074

			155,771,463

Credit Card – 0.9%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,325,231
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,950,000	3.490	05/15/27	2,899,760
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,178,317
Discover Card Execution Note Trust Series 2023-A1, Class A
4,300,000	4.310	03/15/28	4,236,416

			19,639,724

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3
2,270,000	4.275	02/01/36	2,114,532

Student Loan(d) – 1.3%
AccessLex Institute Series 2004-1, Class A2 (3 mo. USD Term SOFR + 0.472%)
421,819	5.825	09/26/33	415,799
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
5,124,557	6.596	04/20/31	5,128,621
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R (b) (3 mo. USD Term SOFR + 1.200%)
4,827,779	6.525	01/20/32	4,829,734
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
5,500,000	6.853	04/20/38	5,540,320
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
4,625,000	6.729	04/15/31	4,629,084
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
988,392	6.600	09/25/65	989,753
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1(b) (3 mo. USD Term SOFR + 1.630%)
4,950,000	6.887	04/15/37	4,994,283

			26,527,594

TOTAL ASSET-BACKED SECURITIES (Cost $214,634,777)			$ 215,041,992

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Agency Debentures – 1.1%
Sovereign – 1.1%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850%		03/28/34	$ 6,007,446
	11,930,000	2.900		04/12/32	10,564,373
	3,840,000	3.300		05/19/32	3,479,846
	2,500,000	3.500		09/01/32	2,304,900

TOTAL AGENCY DEBENTURES (Cost $25,217,096)					$ 22,356,565

Sovereign Debt Obligations – 0.8%
Euro – 0.0%
Mexico Government International Bonds(a)
EUR	839,000	1.450%		10/25/33	$ 681,196
Romania Government International Bonds (b)
	360,000	3.375		01/28/50	256,024

					937,220

United States Dollar – 0.8%
Export-Import Bank of Korea
	$390,000	5.125		01/11/33	391,825
Hungary Government International Bonds
	1,700,000	6.125		05/22/28	1,731,875
Israel Government AID Bonds(g)
	4,700,000	5.500		09/18/33	4,986,136
Israel Government International Bonds(h)
	200,000	4.500		04/03/20	140,688
Mexico Government International Bonds
	200,000	3.750		01/11/28	189,125
	240,000	3.250	(a)	04/16/30	210,900
	200,000	4.750	(a)	04/27/32	184,875
	1,746,000	3.500	(a)	02/12/34	1,420,371
	1,960,000	3.771	(a)	05/24/61	1,205,400
	600,000	3.750	(a)	04/19/71	360,300
Panama Government International Bonds(a)
	360,000	6.875		01/31/36	352,238
	800,000	6.853		03/28/54	734,400
	210,000	4.500		01/19/63	134,190
Peru Government International Bonds(a)
	10,000	2.780		12/01/60	5,609
	100,000	3.230	(i)	07/28/21	56,250
Republic of Poland Government International Bonds(a)
	2,600,000	5.125		09/18/34	2,558,140
Romania Government International Bonds
	770,000	3.000	(b)	02/27/27	716,100
	690,000	5.125		06/15/48	575,719
	580,000	4.000		02/14/51	400,562

					16,354,703

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $19,766,944)					$ 17,291,923

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 0.4%
California(a) – 0.2%
California State GO Bonds Build America Taxable Series 2009
$2,600,000	7.550%	04/01/39	$ 3,057,865

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154	07/01/30	504,147

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,502,528	7.350	07/01/35	1,608,026
Illinois State GO Bonds Taxable-Pension Series 2003
1,101,176	5.100	06/01/33	1,080,485

			2,688,511

New York – 0.0%
Metropolitan Transportation Authority Revenue Series 2010
395,000	5.989	11/15/30	403,582
Metropolitan Transportation Authority Revenue Taxable Series 2020
210,000	5.175	11/15/49	189,413

			592,995

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,545,000	6.270	02/15/50	1,636,854

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,223,996)			$ 8,480,372

U.S. Treasury Obligations – 23.0%
U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$ 6,381,034
75,750,000	4.250	11/15/40	73,359,141
210,000	3.375	05/15/44	174,956
15,240,000	2.875	11/15/46	11,439,525
51,100,000	3.000	02/15/47	39,163,359
7,580,000	2.375	11/15/49	5,033,594
7,925,500	4.000	11/15/52	7,220,874
5,220,000	4.750	11/15/53	5,397,806
U.S. Treasury Inflation-Indexed Bonds
5,610,897	1.500	02/15/53	4,715,565
1,358,622	2.125	02/15/54	1,321,419
U.S. Treasury Notes
3,651,800	0.750	04/30/26	3,396,317
22,680,000	0.750	05/31/26	21,033,928
59,493,500	4.375 (j)	08/15/26	59,103,074
24,880,000	0.750	08/31/26	22,883,769
22,370,000	1.375	08/31/26	20,854,782
25,100,000	2.625	05/31/27	23,803,820
25,680,000	0.500	06/30/27	22,821,094
54,030,000	0.625	11/30/27	47,495,747
53,290,000	1.250	03/31/28	47,453,080
16,320,000	3.500	04/30/28	15,785,775
1,000,000	4.625	09/30/28	1,008,437
18,310,000	4.250	06/30/29	18,233,470

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$2,590,000	3.875%	09/30/29	$ 2,530,916
3,831,000	3.625	03/31/30	3,689,133
2,512,700	0.625	05/15/30	2,030,968
18,360,000	4.250	06/30/31	18,256,725

TOTAL U.S. TREASURY OBLIGATIONS (Cost $528,831,872)			$ 484,588,308

Shares	Dividend Rate		Value

Investment Company(k) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
16,390,908	5.213%		$ 16,390,908
(Cost $16,390,908)

TOTAL INVESTMENTS – 117.8% (Cost $2,598,460,840)			$2,482,412,379

OTHER ASSETS IN EXCESS OF LIABILITIES – (17.8)%			(375,380,630)

NET ASSETS – 100.0%			$2,107,031,749

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $405,464,138 which represents approximately 19.2% of net assets as of June 30, 2024.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $13,478,764, which represents approximately 1% of the Fund’s net assets as of June 30, 2024.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $4,986,136, which represents approximately 0.3% of the Fund’s net assets as of June 30, 2024

(h)	Actual maturity date is April 03, 2120.

(i)	Actual maturity date is July 28, 2121.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(13,000,000)	$(11,340,902)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(12,000,000)	(10,463,838)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/24	(5,000,000)	(4,868,214)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/24	(39,000,000)	(30,502,267)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(154,000,000)	(145,163,018)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/24	(50,000,000)	(48,322,250)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	07/15/24	(10,000,000)	(9,862,890)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/24	(43,000,000)	(43,762,553)
Uniform Mortgage-Backed Security	7.000	TBA - 30yr	07/15/24	(8,000,000)	(8,225,058)

(PROCEEDS RECEIVED: $(313,433,672))					$(312,510,990)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	761	09/19/24	$83,698,109	$(328,883)
20 Year U.S. Treasury Bonds	93	09/19/24	11,003,063	42,879
30 Year German Euro-Buxl	5	09/06/24	697,403	8,367
5 Year German Euro-Bund	5	09/06/24	704,793	6,900
5 Year U.S. Treasury Notes	1,787	09/30/24	190,455,109	1,023,219
Ultra Long U.S. Treasury Bonds	785	09/19/24	98,394,844	612,701

Total				$1,365,183

Short position contracts:
5 Year German Euro-Oat	(2)	09/06/24	(263,711)	3,295
Ultra 10-Year U.S. Treasury Note	(126)	09/19/24	(14,304,938)	(36,971)

Total				$(33,676)

TOTAL FUTURES CONTRACTS				$1,331,507

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	12M SOFR(a)	04/19/25		$2,700		$45,550	$(2,014)	$47,564
12M SOFR(b)	4.746%(b)	03/31/26		94,550		46,765	(41,072)	87,837
4.224(a)	12M SOFR(a)	04/11/26		16,350	(c)	4,744	(45)	4,789
4.427(a)	12M SOFR(a)	04/16/26		21,630	(c)	(36,639)	8,315	(44,954)
2.980(d)	6M EURO(a)	04/24/26	EUR	43,440	(c)	(7,197)	(160,404)	153,207
4.172(a)	12M SOFR(a)	05/20/26		$13,770	(c)	759	925	(166)
12M SOFR(b)	4.730(b)	06/30/26		68,560	(c)	288,213	25,954	262,259
2.250(b)	12M EURO(b)	09/18/26	EUR	11,820	(c)	153,109	138,027	15,082
3.750(b)	12M SOFR(b)	09/18/26		$51,390	(c)	629,861	603,189	26,672
3M STIBOR(b)	3.000(e)	09/18/26	SEK	618,520	(c)	263,590	132,653	130,937
12M CDOR(d)	3.500(d)	09/18/26	CAD	41,930	(c)	(170,427)	(162,924)	(7,503)
4.000(e)	3M AUDOR(e)	09/18/26	AUD	175,630	(c)	719,473	(59,863)	779,336
12M GBP(b)	4.000(b)	09/18/26	GBP	40,380	(c)	(343,217)	(355,092)	11,875
6M NIBOR(b)	4.250(e)	09/18/26	NOK	750,480	(c)	(88,396)	108,164	(196,560)
4.250(b)	12M GBP(b)	09/26/26	GBP	7,460	(c)	17,094	(490)	17,584
4.250(b)	12M SOFR(b)	09/26/26		$9,340	(c)	23,942	10,710	13,232
4.000(e)	3M AUDOR(e)	09/26/26	AUD	13,250	(c)	53,435	16,777	36,658
3.000(d)	6M EURO(b)	09/26/26	EUR	8,160	(c)	11,807	2	11,805
12M SOFR(b)	3.350(b)	10/06/27		$116,840	(c)	(1,062,204)	(365,123)	(697,081)
4.335(b)	12M SOFR(b)	11/30/27		49,360		(83,663)	49,260	(132,923)
4.291(b)	12M SOFR(b)	03/31/28		49,100		(99,446)	53,118	(152,564)
12M SOFR(b)	3.805(b)	04/13/28		34,980	(c)	40,454	9,472	30,982
6M EURO(b)	2.500(e)	05/14/28	EUR	48,980	(c)	(150,237)	(72,494)	(77,743)
12M SOFR(b)	3.696(b)	09/22/28		$75,640	(c)	11,187	(159,945)	171,132
4.301(b)	12M SOFR(b)	11/30/28		134,280	(c)	(1,281,286)	(35,509)	(1,245,777)
0.500(b)	12M JYOR(b)	09/18/29	JPY	19,418,700	(c)	1,371,753	1,283,611	88,142
12M GBP(b)	3.750(b)	09/18/29	GBP	12,830	(c)	(110,528)	(110,337)	(191)
3M NZDOR(d)	4.500(e)	09/18/29	NZD	21,160	(c)	62,834	5,166	57,668
12M SOFR(b)	4.025(b)	04/16/30		$37,480	(c)	319,735	(163,299)	483,034
6M EURO(b)	2.710(e)	04/24/30	EUR	32,870	(c)	(15,880)	(73,781)	57,901
2.680(b)	12M SOFR(b)	07/28/32		$20,070	(c)	838,689	279,326	559,363
6M EURO(b)	3.000(e)	11/10/33	EUR	16,000	(c)	171,645	132,439	39,206
12M EURO(b)	2.370(b)	01/19/34		29,480	(c)	(484,185)	(26,746)	(457,439)
2.535(d)	6M EURO(b)	01/19/34		29,480	(c)	408,019	29,585	378,434
12M SOFR(b)	3.790(b)	05/21/34		$23,060	(c)	(18,257)	8,577	(26,834)
12M JYOR(b)	1.000(b)	09/18/34	JPY	47,000	(c)	(2,445)	(2,770)	325
12M CHFOR(b)	1.250(b)	09/18/34	CHF	1,400	(c)	40,370	15,948	24,422
3.500(b)	12M GBP(b)	09/18/34	GBP	2,090	(c)	73,218	71,277	1,941
3.750(b)	12M SOFR(b)	09/18/34		$2,800	(c)	37,492	25,073	12,419
6M EURO(b)	2.500(e)	09/18/34	EUR	15,720	(c)	(452,417)	(389,145)	(63,272)
3M STIBOR(b)	2.750(e)	09/18/34	SEK	41,210	(c)	59,412	60,882	(1,470)
12M CDOR(d)	3.250(d)	09/18/34	CAD	6,890	(c)	(64,113)	(77,086)	12,973
12M SOFR(b)	3.750(b)	09/18/34		$2,370	(c)	(31,734)	(15,303)	(16,431)
4.750(e)	3M NZDOR(d)	09/18/34	NZD	660	(c)	(8,816)	(8,831)	15
6M AUDOR(d)	4.500(d)	09/18/34	AUD	2,510	(c)	(6,643)	(1,261)	(5,382)
2.500(d)	6M EURO(b)	09/18/34	EUR	7,660	(c)	220,453	203,724	16,729
3.750(d)	6M NIBOR(b)	09/18/34	NOK	31,940	(c)	3,277	(18,362)	21,639
3.992(b)	12M SOFR(b)	04/16/35		$20,710	(c)	(254,225)	114,198	(368,423)
2.740(d)	6M EURO(b)	04/24/35	EUR	17,550	(c)	50,369	(79,638)	130,007
3.240(b)	12M SOFR(b)	10/06/35		$27,820	(c)	1,234,309	154,829	1,079,480
3.782(b)	12M SOFR(b)	09/22/36		17,850	(c)	27,830	276,951	(249,121)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	2.910%(b)	07/28/37		$48,890	(c)	$(1,653,514)	$(652,894)	$(1,000,620)
6M EURO(b)	2.152(e)	08/09/37	EUR	15,320	(c)	(463,285)	(1,359,405)	896,120
12M SOFR(b)	3.391(b)	05/10/38		$9,020	(c)	(164,414)	(258,481)	94,067
6M EURO(b)	3.000(e)	01/25/39	EUR	17,960	(c)	54,131	46,211	7,920
1.451%(d)	6M EURO(b)	08/10/42		38,910	(c)	1,655,439	(723,500)	2,378,939
2.500(d)	6M EURO(b)	01/25/44		42,930	(c)	25,586	(132)	25,718
2.080(b)	12M SOFR(b)	07/28/47		$48,510	(c)	1,510,567	808,586	701,981
6M EURO(b)	1.051(e)	08/11/47	EUR	22,770	(c)	(751,989)	(1,684,181)	932,192
6M EURO(b)	2.000(e)	01/25/49		25,590	(c)	(14,131)	(28,277)	14,146
2.564(b)	12M SOFR(b)	05/11/53		$8,730	(c)	224,788	(16,980)	241,768
2.000(d)	6M EURO(b)	05/17/53	EUR	10,590	(c)	170,273	57,440	112,833
2.500(d)	6M EURO(b)	11/10/53		8,630	(c)	(280,764)	(386,527)	105,763
3.380(b)	12M SOFR(b)	04/11/54		$9,660	(c)	3,274	(5,532)	8,806
3.344(b)	12M SOFR(b)	05/20/54		13,180	(c)	28,285	12,576	15,709
2.500(d)	6M EURO(b)	09/18/54	EUR	6,520	(c)	37,938	(2,337)	40,275

TOTAL						$2,839,617	$(2,756,815)	$5,596,432

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 40	1.000%	0.422%	06/20/28	$106,631	$2,272,559	$751,417	$1,521,142
CDX.NA.IG Index 42	1.000	0.538	06/20/29	139,225	2,886,011	2,841,627	44,384
General Electric Co. 6.750%, 03/15/32	1.000	0.103	06/20/26	3,875	67,011	20,797	46,214
Nordstrom, Inc., 6.950%, 03/15/28	1.000	0.399	12/20/24	1,950	6,171	(5,978)	12,149
Republic of Chile, 3.24%, 2/6/2028	1.000	0.579	06/20/29	5,440	103,890	110,730	(6,840)
Republic of Peru, 8.750%, 11/21/2033	1.000	0.773	06/20/29	5,160	53,606	57,035	(3,429)
Republic of the Philippines, 9.500%, 2/2/2030	1.000	0.698	06/20/29	5,150	70,603	67,301	3,302

TOTAL					$5,459,851	$3,842,929	$1,616,922

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	BNP Paribas SA	2.250%	11/10/2025	38,800,000	$38,800,000	$87,876	$102,028	$(14,152)
1Y IRS	Capital Securities Corp.	2.500	05/29/2025	37,890,000	37,890,000	68,865	49,660	19,205
6M IRS	Capital Securities Corp.	2.375	11/28/2025	38,400,000	38,400,000	107,142	85,569	21,573
1Y IRS	Citibank NA	2.500	05/09/2025	38,210,000	38,210,000	62,106	77,055	(14,949)

Total purchased option contracts				153,300,000	$153,300,000	$325,989	$314,312	$11,677

Written option contracts
Calls
7M IRS	BNP Paribas SA	2.316	11/10/2025	(4,310,000)	(4,310,000)	(81,805)	(101,923)	20,118
1M IRS	BofA Securities LLC	2.773	07/26/2024	(5,580,000)	(5,580,000)	(32,437)	(45,967)	13,530
1Y IRS	Capital Securities Corp.	2.333	05/29/2025	(4,220,000)	(4,220,000)	(57,632)	(49,656)	(7,976)
6M IRS	Capital Securities Corp.	2.398	11/28/2025	(4,280,000)	(4,280,000)	(94,461)	(85,560)	(8,901)
1M IRS	Citibank NA	2.796	07/10/2024	(5,470,000)	(5,470,000)	(21,656)	(43,179)	21,523
1M IRS	Citibank NA	2.738	07/17/2024	(5,610,000)	(5,610,000)	(19,209)	(46,717)	27,508
1M IRS	Citibank NA	3.915	07/29/2024	(5,800,000)	(5,800,000)	(534)	(53,441)	52,907
1Y IRS	Citibank NA	2.355	05/09/2025	(4,250,000)	(4,250,000)	(56,945)	(76,986)	20,041
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(5,850,000)	(5,850,000)	(27,230)	(54,771)	27,541
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(5,690,000)	(5,690,000)	(67,965)	(48,258)	(19,707)
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(5,820,000)	(5,820,000)	(28,821)	(51,653)	22,832
1M IRS	UBS AG (London)	2.764	07/03/2024	(5,480,000)	(5,480,000)	(5,704)	(43,202)	37,498

				(62,360,000)	$(62,360,000)	$(494,399)	$(701,313)	$206,914

Puts
1M IRS	BofA Securities LLC	2.773	07/26/2024	(5,580,000)	(5,580,000)	(61,147)	(45,966)	(15,181)
1M IRS	Citibank NA	2.796	07/10/2024	(5,470,000)	(5,470,000)	(41,034)	(43,179)	2,145
1M IRS	Citibank NA	2.738	07/17/2024	(5,610,000)	(5,610,000)	(67,986)	(46,717)	(21,269)
1M IRS	Citibank NA	3.915	07/29/2024	(5,800,000)	(5,800,000)	(534)	(53,441)	52,907
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(5,850,000)	(5,850,000)	(68,021)	(54,771)	(13,250)
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(5,690,000)	(5,690,000)	(14,005)	(48,258)	34,253
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(5,820,000)	(5,820,000)	(81,950)	(51,653)	(30,297)
1M IRS	UBS AG (London)	2.764	07/03/2024	(5,480,000)	(5,480,000)	(42,459)	(43,202)	743

				(45,300,000)	$(45,300,000)	$(377,136)	$(387,187)	$10,051

Total written option contracts				(107,660,000)	$(107,660,000)	$(871,535)	$(1,088,500)	$216,965

TOTAL				45,640,000	$45,640,000	$(545,546)	$(774,188)	$228,642

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 88.7%
Collateralized Mortgage Obligations – 12.2%
Interest Only(a) – 1.2%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$3,444,862	0.653	%(b)	05/15/45	$ 320,689
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,679,314	4.000		09/25/50	353,098
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
570,371	3.000		08/25/50	95,287
Federal National Mortgage Association REMICS Series 2011-100, Class S (-1X 1 mo. USD Term SOFR + 6.336%)
2,040,393	1.000	(b)	10/25/41	185,807
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 1 mo. USD Term SOFR + 6.556%)
1,948,202	1.220	(b)	07/25/42	159,743
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
826,161	0.700	(b)	01/25/48	86,069
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,627,843	0.227	(b)(c)	03/20/40	182,556
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
3,255,842	0.697	(b)(c)	07/20/43	265,816
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,678,800	0.697	(b)(c)	04/20/43	208,249
Government National Mortgage Association REMICS Series 2014-11, Class NI
859,471	4.500	(c)	12/16/42	39,954
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
3,488,135	0.647	(b)(c)	10/20/43	144,587
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
6,553,278	0.747	(b)(c)	11/20/45	647,933
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,485,220	4.000	(c)	08/20/44	330,106
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,164,190	0.247	(b)(c)	09/20/45	90,960
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
1,503,483	0.247	(b)(c)	09/20/45	117,274
Government National Mortgage Association REMICS Series 2015-129, Class IC
908,184	4.500	(c)	09/16/45	172,980

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
$3,200,872	0.747	%(b)(c)	08/20/45	$ 323,777
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
3,857,208	0.247	(b)(c)	10/20/45	255,905
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
2,063,690	0.747	(b)(c)	09/20/45	208,748
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
4,875,579	0.197	(b)(c)	01/20/46	312,304
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
938,777	0.207	(b)(c)	07/20/47	76,585
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,047,128	0.247	(b)(c)	01/20/48	88,955
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,554,885	0.747	(b)(c)	05/20/48	160,025
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,367,687	0.747	(b)(c)	09/20/48	138,469
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
661,093	0.747	(b)(c)	09/20/48	68,334
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
936,587	0.697	(b)(c)	10/20/48	90,506
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
365,387	0.597	(b)(c)	01/20/49	34,863
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
1,037,068	0.597	(b)(c)	01/20/49	97,357
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
647,842	0.647	(b)(c)	06/20/49	60,190
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,298,932	3.500	(c)	10/20/49	396,960
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,830,876	0.597	(b)(c)	02/20/50	294,418

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class SF (-1X 1 mo. USD Term SOFR + 6.326%)
$4,358,497	0.987	%(b)(c)	07/20/43	$ 418,519
Government National Mortgage Association REMICS Series 2020-78, Class DI
3,281,666	4.000	(c)	06/20/50	670,506
Government National Mortgage Association REMICS Series 2020-146, Class KI
8,409,162	2.500	(c)	10/20/50	1,220,702
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,162,249	2.500	(c)	10/20/50	162,730

				8,480,961

Regular Floater(b) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (1 mo. USD Term SOFR + 0.484%)
151,357	5.818		03/15/41	150,376
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (1 mo. USD Term SOFR + 0.464%)
126,429	5.798		10/15/36	124,834
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (1 mo. USD Term SOFR + 0.514%)
78,540	5.848		12/15/36	77,349
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
134,993	6.048	(c)	09/15/37	133,688
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
37,661	6.298		06/15/39	37,856
Federal National Mortgage Association REMICS Series 2006-45, Class TF (1 mo. USD Term SOFR + 0.514%)
245,063	5.850		06/25/36	242,428
Federal National Mortgage Association REMICS Series 2006-76, Class QF (1 mo. USD Term SOFR + 0.514%)
290,076	5.850		08/25/36	286,636
Federal National Mortgage Association REMICS Series 2006-79, Class PF (1 mo. USD Term SOFR + 0.514%)
290,335	5.850		08/25/36	286,798
Federal National Mortgage Association REMICS Series 2007-75, Class VF (1 mo. USD Term SOFR + 0.564%)
101,502	5.900		08/25/37	100,628
Federal National Mortgage Association REMICS Series 2009-84, Class WF (1 mo. USD Term SOFR + 1.214%)
33,716	6.550		10/25/39	34,133

				1,474,726

Sequential Fixed Rate(c) – 1.4%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
1,931,931	5.943	(d)(e)	12/01/63	1,925,896
OBX Trust Series 2024-NQM1, Class A1
1,981,838	5.928	(d)(e)	11/25/63	1,977,493
OBX Trust Series 2024-NQM1, Class A2
115,223	6.253	(d)(e)	11/25/63	115,121
OBX Trust Series 2024-NQM5, Class A1
1,241,451	5.988	(d)(e)	12/01/64	1,242,451

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(c) – (continued)
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1A13
$308,152	6.000%		06/25/36	$ 243,574
Residential Accredit Loans, Inc. Trust Series 2006-QS9, Class 1A11
563,812	6.500		07/25/36	446,046
Residential Accredit Loans, Inc. Trust Series 2006-QS2, Class 1A9
196,352	5.500		02/25/36	152,607
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	406,973
RFMSI Trust Series 2007-S9, Class 1A1
1,621,707	6.000		10/25/37	891,585
Verus Securitization Trust Series 2022-2, Class A1
1,498,227	4.260	(d)(e)	02/25/67	1,398,394
Verus Securitization Trust Series 2024-1, Class A2
1,070,421	5.915	(d)(e)	01/25/69	1,062,607

				9,862,747

Sequential Floating Rate(c) – 9.4%
Angel Oak Mortgage Trust Series 2021-6, Class A1
452,778	1.458	(b)(d)	09/25/66	366,666
Angel Oak Mortgage Trust Series 2020-4, Class A3
713,612	2.805	(b)(d)	06/25/65	670,670
Angel Oak Mortgage Trust Series 2020-2, Class M1
654,000	4.500	(b)(d)	01/26/65	596,063
Banc of America Funding Trust Series 2007-2, Class 2A1
19,835	4.126	(b)	03/25/37	18,256
BINOM Securitization Trust Series 2022-INV1, Class A1
793,846	4.441	(b)(d)	08/25/57	756,409
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
350,000	6.000	(b)(d)	02/25/55	345,045
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
450,000	5.500	(b)(d)	02/25/55	429,053
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
175,000	6.000	(b)(d)	02/25/55	172,776
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,669,956	5.960	(b)	08/25/37	1,088,300
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
239,591	5.500	(b)	07/25/35	162,789
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
271,031	5.500	(b)	12/25/35	228,289
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
252,031	5.860	(b)	08/25/37	163,384
CSMC Trust Series 2022-NQM1, Class A1
745,896	2.265	(b)(d)	11/25/66	649,535
CSMC Trust Series 2020-AFC1, Class M1
550,000	2.841	(b)(d)	02/25/50	449,206
Federal Home Loan Mortgage Corp. STACR Debt Notes Series 2017-HQA3, Class M2 (1 mo. USD Term SOFR + 2.464%)
1,839,058	7.800	(b)	04/25/30	1,906,948

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA2, Class B1 (1 mo. USD Term SOFR + 4.214%)
$2,000,000	9.550	%(b)(d)	03/25/50	$ 2,260,862
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (1 mo. USD Term SOFR + 4.800%)
1,533,000	10.135	(b)(d)	10/25/50	1,754,482
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (1 mo. USD Term SOFR + 5.650%)
600,000	10.985	(b)(d)	12/25/50	680,823
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
746,493	7.135	(b)(d)	01/25/51	756,195
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (1 mo. USD Term SOFR + 2.050%)
440,166	7.385	(b)(d)	12/25/33	450,024
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B1 (1 mo. USD Term SOFR + 3.400%)
137,000	8.735	(b)(d)	10/25/41	141,945
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
1,895,401	8.835	(b)(d)	03/25/42	1,990,533
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA4, Class B1 (1 mo. USD Term SOFR + 5.364%)
708,508	10.700	(b)(d)	09/25/50	793,347
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
2,079,969	6.585	(b)(d)	03/25/44	2,083,709
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
3,180,443	6.585	(b)(d)	03/25/44	3,187,210
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
625,000	7.335	(b)(d)	03/25/44	627,669
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1, Class M1 (1 mo. USD Term SOFR + 1.350%)
2,711,586	6.685	(b)(d)	02/25/44	2,720,558
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
2,094,087	6.535	(b)(d)	05/25/44	2,096,511
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (1 mo. USD Term SOFR + 2.164%)
459,111	7.500	(b)(d)	04/25/49	468,119
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA3, Class M2 (1 mo. USD Term SOFR + 1.964%)
49,084	7.300	(b)(d)	09/25/49	49,903

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R01, Class 2M2 (1 mo. USD Term SOFR + 2.564%)
$21,265	7.900	%(b)(d)	07/25/31	$ 21,303
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
279,000	8.335	(b)(d)	04/25/42	288,818
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
508,336	9.235	(b)(d)	04/25/43	544,523
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
250,000	8.435	(b)(d)	06/25/43	264,139
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (1 mo. USD Term SOFR + 2.700%)
230,000	8.035	(b)(d)	07/25/43	239,181
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02, Class 2M1 (1 mo. USD Term SOFR + 0.900%)
216,257	6.235	(b)(d)	11/25/41	216,317
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (1 mo. USD Term SOFR + 2.500%)
610,000	7.835	(b)(d)	10/25/43	628,244
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1B1 (1 mo. USD Term SOFR + 3.550%)
2,185,000	8.885	(b)(d)	10/25/43	2,282,241
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1B1 (1 mo. USD Term SOFR + 2.700%)
700,000	8.035	(b)(d)	01/25/44	711,173
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	7.135	(b)(d)	01/25/44	455,080
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2M1 (1 mo. USD Term SOFR + 1.150%)
2,145,859	6.485	(b)(d)	03/25/44	2,148,587
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1B1 (1 mo. USD Term SOFR + 2.200%)
975,000	7.524	(b)(d)	05/25/44	975,801
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
550,000	6.974	(b)(d)	05/25/44	551,213
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	7.285	(b)(d)	03/25/44	502,826

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2B1 (1 mo. USD Term SOFR + 2.800%)
$425,000	8.135	%(b)(d)	03/25/44	$ 429,574
GCAT Trust Series 2020-NQM2, Class M1
825,000	3.589	(b)(d)	04/25/65	713,995
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
4,660,187	0.787	(b)	05/20/53	231,709
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,258,113	2.520	(b)(d)	05/25/52	1,021,377
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
430,896	3.520	(b)(d)	07/25/52	366,327
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,591,358	5.000	(b)(d)	07/25/53	1,522,358
JP Morgan Mortgage Trust Series 2023-10, Class A6
642,537	6.000	(b)(d)	05/25/54	637,930
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
1,574,397	4.625	(b)(d)	07/25/63	1,480,562
JP Morgan Mortgage Trust Series 2024-1, Class A2
2,116,804	6.000	(b)(d)	06/25/54	2,100,763
JP Morgan Mortgage Trust Series 2024-2, Class A5A
600,000	6.000	(b)(d)	08/25/54	591,828
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
1,350,006	5.990	(b)(d)	07/25/64	1,359,294
JP Morgan Mortgage Trust Series 2024-3, Class A4
2,226,206	3.000	(b)(d)	05/25/54	1,947,710
JP Morgan Mortgage Trust Series 2024-VIS1, Class A2
1,816,371	6.192	(b)(d)	07/25/64	1,826,546
JP Morgan Mortgage Trust Series 2023-DSC2, Class A1
679,414	5.250	(b)(d)	11/25/63	665,648
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
908,483	4.750	(b)(d)	01/25/63	847,395
JP Morgan Mortgage Trust Series 2024-4, Class A5A
725,000	6.000	(b)(d)	10/25/54	711,941
JP Morgan Mortgage Trust Series 2024-5, Class A6
975,000	6.000	(b)(d)	11/25/54	970,109
MFA Trust Series 2020-NQM3, Class B1
800,000	3.661	(b)(d)	01/26/65	693,010
Mill City Mortgage Loan Trust Series 2017-2, Class A3
351,025	3.250	(b)(d)	07/25/59	334,474
OBX Trust Series 2022-NQM1, Class A2
500,000	3.001	(b)(d)	11/25/61	362,027
OBX Trust Series 2022-J2, Class A1
1,064,510	3.500	(b)(d)	08/25/52	918,972
OBX Trust Series 2024-NQM4, Class A1
1,916,280	6.067	(d)(e)	01/25/64	1,921,274
Residential Accredit Loans, Inc. Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
60,447	5.870	(b)	09/25/46	58,409
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(b)(d)	05/25/60	140,876
Residential Mortgage Loan Trust Series 2019-2, Class B1
700,000	4.713	(b)(d)	05/25/59	670,515
Starwood Mortgage Residential Trust Series 2020-2, Class B1E
1,875,000	3.000	(b)(d)	04/25/60	1,729,423

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Towd Point Mortgage Trust Series 2020-1, Class A2A
$550,000	3.100	%(b)(d)	01/25/60	$ 477,895
Verus Securitization Trust Series 2021-8, Class A1
594,085	1.824	(b)(d)	11/25/66	516,648
Verus Securitization Trust Series 2021-5, Class A3
911,167	1.373	(b)(d)	09/25/66	770,414
Verus Securitization Trust Series 2021-7, Class A2
709,108	2.137	(b)(d)	10/25/66	599,276
Verus Securitization Trust Series 2022-1, Class A3
1,162,991	3.288	(b)(d)	01/25/67	1,024,394
Visio Trust Series 2020-1, Class M1
500,000	4.450	(b)(d)	08/25/55	459,363

				65,996,761

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 85,815,195

Commercial Mortgage-Backed Securities – 8.7%
Sequential Fixed Rate – 3.0%
Bank Series 2021-BN38, Class A5
$1,050,000	2.521	%(c)	12/15/64	$ 869,513
Bank Series 2021-BN38, Class B
250,000	2.885	(c)	12/15/64	196,607
Bank5 Series 2024-5YR7, Class A3
1,325,000	5.769	(c)	06/15/57	1,346,730
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,650,584
BBCMS Mortgage Trust Series 2019-C3, Class C
865,000	4.178	(c)	05/15/52	729,212
BBCMS Mortgage Trust Series 2024-5C25, Class D
1,050,000	4.000	(c)(d)	03/15/57	892,992
BBCMS Mortgage Trust Series 2024-5C27, Class A3
1,375,000	6.014	(c)	07/15/57	1,409,041
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	984,700
Benchmark Mortgage Trust Series 2020-B21, Class A5
1,000,000	1.978	(c)	12/17/53	814,998
BMO Mortgage Trust Series 2024-5C3, Class D
1,350,000	4.000	(c)(d)	02/15/57	1,130,685
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	715,460
DOLP Trust Series 2021-NYC, Class A
1,600,000	2.956	(d)	05/10/41	1,332,195
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B
1,550,000	3.460	(c)	08/15/49	1,353,486
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,349,000	3.024	(d)	01/05/39	1,205,216
Manhattan West Mortgage Trust Series 2020-1MW, Class A
2,350,000	2.130	(d)	09/10/39	2,091,402
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,656,998
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	561,911

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$1,500,000	2.626	%(c)	04/15/54	$ 1,258,454
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class D
825,000	3.000	(c)(d)	01/15/52	608,979

				20,809,163

Sequential Floating Rate(b) – 5.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
1,050,000	2.778		11/15/54	860,555
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(c)	02/15/55	2,048,344
Bank Series 2017-BNK5, Class C
575,000	4.325	(c)	06/15/60	534,966
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,400,000	6.248	(d)	03/15/37	1,323,890
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
750,000	6.497	(d)	03/15/37	687,275
BBCMS Mortgage Trust Series 2024-5C25, Class B
1,575,000	6.151	(c)	03/15/57	1,582,014
BBCMS Mortgage Trust Series 2024-5C25, Class C
875,000	6.643	(c)	03/15/57	882,241
BBCMS Mortgage Trust Series 2018-TALL, Class C (1 mo. USD Term SOFR + 1.318%)
750,000	6.647	(d)	03/15/37	670,870
BBCMS Mortgage Trust Series 2024-C26, Class C
775,000	6.000	(c)	05/15/57	753,489
Benchmark Mortgage Trust Series 2022-B32, Class A5
1,800,000	3.002		01/15/55	1,500,079
BLP Commercial Mortgage Trust Series 2023-IND, Class A (1 mo. USD Term SOFR + 1.692%)
700,000	7.021	(d)	03/15/40	698,815
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.973		07/15/54	1,324,683
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,174,754	6.721	(d)	03/15/41	1,169,285
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1 mo. USD Term SOFR + 1.541%)
1,250,000	6.870	(d)	03/15/34	1,244,998
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,835,377	7.780	(d)	08/15/39	1,830,802
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,425,000	6.971	(d)	02/15/41	1,420,384
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
500,000	7.419	(d)	03/15/41	499,375
BX Trust Series 2024-PAT, Class B (1 mo. USD Term SOFR + 3.039%)
150,000	8.368	(d)	03/15/41	149,812
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
1,975,000	7.170	(d)	04/15/26	1,969,559

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BX Trust Series 2024-BRVE, Class B (1 mo. USD Term SOFR + 2.540%)
$1,700,000	7.869	%(d)	04/15/26	$ 1,695,316
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
2,075,000	7.141	(d)	06/15/41	2,065,049
CSAIL Commercial Mortgage Trust Series 2018-CX12, Class AS
1,750,000	4.463	(c)	08/15/51	1,643,026
DC Trust Series 2024-HLTN, Class A
750,000	5.934	(d)	04/13/28	740,845
DC Trust Series 2024-HLTN, Class B
1,625,000	6.686	(d)	04/13/28	1,618,514
HTL Commercial Mortgage Trust Series 2024-T53, Class A
1,300,000	6.072	(d)	05/10/39	1,296,064
HTL Commercial Mortgage Trust Series 2024-T53, Class B
800,000	6.774	(d)	05/10/39	800,142
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,195,942	6.436	(d)	04/15/37	1,138,039
Morgan Stanley Capital I Trust Series 2019-L3, Class B
875,000	3.771	(c)	11/15/52	762,548
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
125,000	3.920	(c)	04/15/55	112,273
One New York Plaza Trust Series 2020-1NYP, Class A (1 mo. USD Term SOFR + 1.064%)
1,650,000	6.394	(d)	01/15/36	1,580,115
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
1,025,000	7.070	(d)	04/15/41	1,017,833
WB Commercial Mortgage Trust Series 2024-HQ, Class A
425,000	6.134	(d)	03/15/40	423,886
WB Commercial Mortgage Trust Series 2024-HQ, Class B
1,600,000	6.634	(d)	03/15/40	1,598,265
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,750,000	5.308	(d)	07/15/35	1,722,236
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,100,000	5.743	(d)	07/15/35	1,083,355

				40,448,942

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 61,258,105

Federal Agencies – 67.8%
Federal Home Loan Mortgage Corp. – 0.0%
$5,788	5.000%		01/01/33	$ 5,744
264	5.000		03/01/33	262
3,666	5.000		04/01/33	3,638
438	5.000		05/01/33	435
1,490	5.000		06/01/33	1,479
9,549	5.000		07/01/33	9,478
14,552	5.000		08/01/33	14,449
1,532	5.000		09/01/33	1,523
3,312	5.000		10/01/33	3,287
5,903	5.000		11/01/33	5,858
3,112	5.000		12/01/33	3,089
2,825	5.000		01/01/34	2,804

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$9,448	5.000%	02/01/34		$ 9,378
5,290	5.000	03/01/34		5,252
7,677	5.000	04/01/34		7,621
10,644	5.000	05/01/34		10,564
155,323	5.000	06/01/34		154,160
4,252	5.000	11/01/34		4,222
37,887	5.000	04/01/35		37,603
11	5.000	11/01/35		11

				280,857

Government National Mortgage Association – 38.0%
7,457,420	4.500	12/20/48		7,174,497
2,767,697	5.000	12/20/48		2,724,167
4,277,308	4.500	01/20/49		4,109,687
1,724,650	2.500	10/20/51		1,437,322
2,149,270	2.500	11/20/51		1,789,185
2,958,785	2.500	12/20/51		2,468,479
8,822,831	7.000	01/20/54		8,985,776
2,050,364	7.000	02/20/54		2,088,231
3,000,000	2.500	TBA-30yr	(f)	2,522,968
8,000,000	2.000	TBA-30yr	(f)	6,477,890
78,000,000	4.500	TBA-30yr	(f)	74,144,530
2,000,000	5.500	TBA-30yr	(f)	1,984,300
40,000,000	6.000	TBA-30yr	(f)	40,171,884
76,000,000	6.500	TBA-30yr	(f)	77,055,351
34,000,000	7.000	TBA-30yr	(f)	34,614,397

				267,748,664

Uniform Mortgage-Backed Security – 29.8%
14,494	4.500	08/01/37		14,107
2,904	4.500	04/01/39		2,829
4,585	4.000	08/01/39		4,332
2,036	4.000	09/01/39		1,923
16,397	4.500	10/01/39		15,988
2,118	4.500	05/01/41		2,059
8,530	4.500	06/01/41		8,303
8,310	4.500	08/01/41		8,081
2,554	4.500	10/01/41		2,485
639	4.500	11/01/42		622
11,181	4.500	12/01/43		10,817
432,545	4.500	11/01/48		413,179
78,883	4.500	01/01/49		75,326
508,040	4.500	06/01/49		485,206
391,952	4.500	08/01/49		374,037
5,065,361	5.000	10/01/49		4,979,824
367,462	4.500	01/01/50		351,378
7,136,574	4.500	03/01/50		6,850,862
4,477,972	5.000	03/01/50		4,396,757
7,132,890	6.000	01/01/53		7,203,265
1,837,251	5.500	04/01/53		1,828,409
2,723,393	6.000	04/01/53		2,766,283
24,000,000	3.000	TBA-30yr	(f)	20,422,512
76,000,000	5.500	TBA-30yr	(f)	75,635,159
58,000,000	6.000	TBA-30yr	(f)	58,522,005

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$25,000,000	7.000%	TBA-30yr(f)	$ 25,703,308

			210,079,056

TOTAL FEDERAL AGENCIES			$ 478,108,577

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $628,948,367)			$ 625,181,877

Asset-Backed Securities – 28.0%
Automotive(c) – 2.6%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$1,129,198	5.850%	08/17/26	$ 1,129,869
Citizens Auto Receivables Trust Series 2024-1, Class A2A(d)
2,300,000	5.430	10/15/26	2,297,168
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,075,000	5.630	10/15/26	1,073,938
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
2,165,951	5.680	09/15/26	2,166,003
GM Financial Consumer Automobile Receivables Trust Series 2024-1, Class A2A
2,250,000	5.120	02/16/27	2,243,760
GM Financial Revolving Receivables Trust Series 2024-1, Class A(d)
1,550,000	4.980	12/11/36	1,543,930
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
1,181,952	6.080	05/17/27	1,183,483
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
1,167,583	5.710	02/16/27	1,167,013
SBNA Auto Receivables Trust Series 2024-A, Class A2(d)
2,000,000	5.700	03/15/27	1,998,578
Tesla Auto Lease Trust Series 2024-A, Class A3(d)
800,000	5.300	06/21/27	797,642
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3
2,650,000	4.710	02/15/28	2,623,772

			18,225,156

Collateralized Loan Obligations – 18.4%
1988 CLO 3 Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
2,500,000	7.329	10/15/38	2,529,647
1988 CLO 4 Ltd. Series 2024-4A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.600%)
2,100,000	7.900	04/15/37	2,101,103
1988 CLO 4 Ltd. Series 2024-4A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
2,700,000	9.550	04/15/37	2,732,705
1988 CLO 5 Ltd. Series 2024-5A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.300%)
1,900,000	8.625	07/15/37	1,900,000
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.462%)
1,400,000	6.790	10/15/34	1,400,738
AB BSL CLO 4 Ltd. Series 2023-4A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.500%)
2,600,000	7.825	04/20/36	2,631,850

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.482%)
	$2,600,000	6.810%	04/15/33	$ 2,600,000
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.250%)
	2,700,000	6.573	04/18/33	2,711,669
Bain Capital Credit CLO Ltd. Series 2024-3A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.200%)
	1,950,000	8.443	07/16/37	1,953,286
Ballyrock CLO 23 Ltd. Series 2023-23A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.980%)
	2,600,000	7.304	04/25/36	2,619,388
Barings CLO Ltd. Series 2020-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.962%)
	1,000,000	9.286	01/20/32	1,000,963
Barings CLO Ltd. Series 2023-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.750%)
	2,700,000	7.075	04/20/36	2,717,736
Barings CLO Ltd. Series 2022-4A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.990%)
	1,325,000	7.315	10/20/34	1,329,595
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.250%)
	2,000,000	9.562	01/25/36	2,036,376
Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.100%)
	1,000,000	11.431	04/25/37	987,089
Birch Grove CLO 7 Ltd. Series 2023-7A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	2,070,000	7.178	10/20/36	2,084,413
Bridgepoint CLO 2 DAC Series 2X, Class D(b)(c) (3 mo. EUR EURIBOR + 3.000%)
EUR	800,000	6.906	04/15/35	847,925
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.050%)
	$2,000,000	7.377	10/18/36	2,025,408
Captree Park CLO Ltd. Series 2024-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.000%)
	625,000	11.333	07/20/37	627,564
Carval CLO X-C Ltd. Series 2024-2A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
	2,100,000	7.336	07/20/37	2,100,000
Carval CLO X-C Ltd. Series 2024-2A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 1.800%)
	1,400,000	7.336	07/20/37	1,400,000
Cathedral Lake VII Ltd. Series 2021-7RA, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 2.150%)
	2,000,000	7.492	01/15/32	2,000,000
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.650%)
	1,025,000	12.966	01/20/37	1,054,652
CIFC Funding Ltd. Series 2023-3A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 2.300%)
	1,300,000	7.616	01/20/37	1,313,577
CIFC Funding Ltd. Series 2022-3A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.410%)
	2,000,000	6.735	04/21/35	2,001,778

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
$2,000,000	6.776%	07/20/34	$ 2,000,400
Crown City CLO IV Series 2022-4A, Class C1R(b)(c)(d) (3 mo. USD Term SOFR + 4.500%)
1,300,000	9.824	04/20/37	1,317,538
Crown City CLO V Series 2023-5A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
1,700,000	6.922	04/20/37	1,705,549
Elmwood CLO 29 Ltd. Series 2024-5A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.700%)
1,325,000	7.021	04/20/37	1,332,370
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.570%)
2,000,000	6.891	07/20/37	2,007,754
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.200%)
700,000	8.515	07/25/37	701,199
HalseyPoint CLO 5 Ltd. Series 2021-5A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.462%)
2,000,000	7.791	01/30/35	2,000,850
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.690%)
800,000	11.015	10/20/34	809,678
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1(b)(c)(d) (3 mo. USD Term SOFR + 1.612%)
9,400,000	6.936	01/20/33	9,405,405
Halseypoint CLO II Ltd. Series 2020-2A, Class D1R(b)(c)(d) (-1X 3 mo. USD Term SOFR + 3.600%)
1,425,000	1.000	07/20/37	1,425,000
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (1 mo. USD Term SOFR + 1.600%)
562,253	6.934	05/25/54	565,773
LCCM Trust Series 2021-FL2, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.314%)
892,717	6.643	12/13/38	872,800
Madison Park Funding LXI Ltd. Series 2023-61A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.730%)
1,000,000	7.037	01/20/37	1,009,015
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b)(c)(d) (3 mo. USD Term SOFR + 1.530%)
1,500,000	6.852	04/15/37	1,510,121
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
6,700,000	6.890	07/15/34	6,700,523
Marathon CLO XIII Ltd. Series 2019-1A, Class A2R2(b)(c)(d) (3 mo. USD Term SOFR + 1.950%)
2,050,000	7.284	04/15/32	2,052,294
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
1,134,794	6.546	07/16/36	1,125,565
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.460%)
1,700,000	6.789	04/15/34	1,700,000
Nissan Master Owner Trust Receivables Series 2024-B, Class A(c)(d)
2,725,000	5.050	02/15/29	2,715,914

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
North Westerly VII ESG CLO DAC Series VII-X, Class D(b)(c) (3 mo. EUR EURIBOR + 2.950%)
EUR	1,200,000	6.778%	05/15/34	$ 1,257,582
Ocean Trails CLO XI Series 2021-11A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.962%)
	$3,000,000	9.286	07/20/34	2,989,029
OZLM XVII Ltd. Series 2017-17A, Class A1RR(b)(c)(d) (3 mo. USD Term SOFR + 1.150%)
	3,000,000	6.475	07/20/30	3,000,000
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
	260,000	11.640	10/15/34	261,664
Palmer Square Loan Funding Ltd. Series 2022-3A, Class CR(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	3,000,000	8.329	04/15/31	3,004,947
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c)(d) (3 mo. USD Term SOFR + 2.950%)
	1,300,000	8.287	08/08/32	1,302,314
Park Blue CLO Ltd. Series 2022-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.450%)
	1,200,000	7.775	10/20/34	1,206,599
Park Blue CLO Ltd. Series 2023-3A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 2.000%)
	2,000,000	7.325	04/20/36	2,014,148
Park Blue CLO Ltd. Series 2024-5A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.200%)
	500,000	8.518	07/25/37	500,851
Park Blue CLO Ltd. Series 2023-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 5.400%)
	1,350,000	10.729	01/25/37	1,415,032
RRE 5 Loan Management DAC Series 5X, Class A2R(b)(c) (3 mo. EUR EURIBOR + 1.750%)
EUR	2,200,000	5.656	01/15/37	2,360,775
Silver Point CLO 3 Ltd. Series 2023-3A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 5.900%)
	$1,500,000	11.224	11/29/36	1,555,364
Sixth Street CLO XXI Ltd. Series 2022-21A, Class B(b)(c)(d) (3 mo. USD Term SOFR + 3.000%)
	1,720,000	8.329	10/15/35	1,731,017
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.600%)
	2,400,000	6.920	02/20/37	2,416,454
Sound Point CLO XXIX Ltd. Series 2021-1A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.562%)
	1,000,000	7.885	04/25/34	1,000,150
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
	1,727,324	3.967	10/15/41	1,593,379
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
	167,311	5.750	12/20/50	168,304
Trinitas CLO XXV Ltd. Series 2023-25A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.850%)
	1,870,000	7.181	01/23/37	1,883,352
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR(b)(c)(d) (3 mo. USD Term SOFR + 1.430%)
	2,925,000	6.755	01/20/34	2,920,150
Venture 49 CLO Ltd. Series 2024-49A, Class C1(b)(c)(d) (3 mo. USD Term SOFR + 2.650%)
	1,700,000	7.978	04/20/37	1,701,537

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Voya CLO Ltd. Series 2019-2A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.200%)
$2,725,000	6.525%	07/20/32	$ 2,725,785
Voya CLO Ltd. Series 2024-1A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.650%)
1,375,000	8.976	04/15/37	1,381,381
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.612%)
4,000,000	6.937	07/28/32	4,002,552

			130,057,576

Collateralized Mortgage Obligations(b)(c)(d) – 0.2%
Brookhaven Park CLO Ltd. Series 2024-1A, Class A (3 mo. USD Term SOFR + 1.500%)
1,700,000	6.794	04/19/37	1,707,358

Credit Card(c) – 1.1%
American Express Credit Account Master Trust Series 2022-2, Class A
1,950,000	3.390	05/15/27	1,915,434
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
4,100,000	6.233	08/15/28	4,123,999
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,347,301

			7,386,734

Home Equity(b)(c) – 0.2%
JP Morgan Mortgage Trust Series 2023-HE1, Class A1(d) (1 mo. USD Term SOFR + 1.750%)
1,101,251	7.084	11/25/53	1,110,971
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
61,794	6.254	03/25/37	59,288
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
656,592	5.800	11/25/36	112,183

			1,282,442

Student Loan(b)(c)(d) – 5.5%
AMMC CLO 30 Ltd. Series 2024-30A, Class E (3 mo. USD Term SOFR + 7.730%)
1,000,000	13.021	01/15/37	1,026,558
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
1,682,690	6.596	04/20/31	1,684,025
Bain Capital CLO Ltd. Series 2024-1A, Class D1 (3 mo. USD Term SOFR + 3.850%)
1,000,000	9.175	04/16/37	1,018,840
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
3,900,000	7.123	07/24/36	3,938,212
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
3,425,000	6.745	04/20/36	3,440,789
Barings CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 4.000%)
1,325,000	9.269	01/20/37	1,353,778

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b)(c)(d) – (continued)
Benefit Street Partners CLO XXX Ltd. Series 2023-30A, Class C (3 mo. USD Term SOFR + 3.550%)
$2,000,000	8.874%	04/25/36	$ 2,026,388
Carlyle U.S. CLO Ltd. Series 2024-1A, Class D (3 mo. USD Term SOFR + 3.900%)
1,250,000	9.194	04/15/37	1,268,118
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R (3 mo. USD Term SOFR + 1.830%)
3,900,000	7.159	01/15/37	3,934,527
Elmwood CLO 22 Ltd. Series 2023-1A, Class A (3 mo. USD Term SOFR + 1.800%)
1,249,000	7.117	04/17/36	1,256,358
Elmwood CLO 27 Ltd. Series 2024-3A, Class A (3 mo. USD Term SOFR + 1.520%)
2,875,000	6.846	04/18/37	2,883,625
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR (3 mo. USD Term SOFR + 1.380%)
2,300,000	6.661	05/20/36	2,303,521
Marathon Static CLO Ltd. Series 2022-18A, Class A1R2 (3 mo. USD Term SOFR + 1.150%)
2,482,796	6.475	07/20/30	2,483,240
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R (3 mo. USD Term SOFR + 1.530%)
2,000,000	6.853	04/20/38	2,014,662
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class D (3 mo. USD Term SOFR + 3.500%)
1,975,000	8.806	04/23/38	2,015,687
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A, Class E (3 mo. USD Term SOFR + 6.350%)
600,000	11.656	04/23/38	613,384
Parallel Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.200%)
2,000,000	7.525	07/20/36	2,017,076
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
1,325,000	9.825	01/20/37	1,351,049
Voya CLO Ltd. Series 2021-1A, Class D (3 mo. USD Term SOFR + 3.412%)
500,000	8.740	07/15/34	501,200
Wellington Management CLO 2 Ltd. Series 2024-2A, Class D (3 mo. USD Term SOFR + 3.900%)
1,650,000	9.214	04/20/37	1,671,374

			38,802,411

TOTAL ASSET-BACKED SECURITIES (Cost $197,185,691)			$ 197,461,677

Corporate Obligations – 21.3%
Advertising(c) – 0.1%
Lamar Media Corp.
$645,000	3.625%	01/15/31	$ 566,646
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
304,000	5.000	08/15/27	294,433

			861,079

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – 0.2%
TransDigm, Inc.
	$565,000	5.500%		11/15/27	$ 554,892
	955,000	6.750	(d)	08/15/28	967,644

					1,522,536

Airlines(c)(d) – 0.2%
American Airlines, Inc.
	1,100,000	7.250		02/15/28	1,100,000

Automotive(c)(d) – 0.2%
Phinia, Inc.
	445,000	6.750		04/15/29	451,751
ZF North America Capital, Inc.
	1,065,000	6.875		04/14/28	1,086,161

					1,537,912

Banks – 3.1%
AIB Group PLC(b)(c) (-1X 5 yr. EUR Swap + 6.629%)
EUR	372,000	6.250		06/23/25	398,394
Banco do Brasil SA
	$270,000	6.000	(d)	03/18/31	265,359
(10 yr. CMT + 4.398%)
	530,000	8.748	(b)(c)	10/15/24	539,772
Banco Mercantil del Norte SA(b)(c)(d) (5 yr. CMT + 4.643%)
	640,000	5.875		01/24/27	599,319
Bank of America Corp.(b)(c) (Secured Overnight Financing Rate + 1.570%)
	6,390,000	5.819		09/15/29	6,522,976
Citigroup, Inc.(b)(c) (Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,108,903
JPMorgan Chase & Co.(b)(c) (Secured Overnight Financing Rate + 1.570%)
	3,095,000	6.087		10/23/29	3,197,073
Morgan Stanley(b)(c) (Secured Overnight Financing Rate + 1.630%)
	6,390,000	5.449		07/20/29	6,427,957
Shinhan Bank Co. Ltd.(d)
	200,000	4.500		04/12/28	196,500
Societe Generale SA(b)(c) (5 yr. USD Swap + 3.929%)
	224,000	6.750		04/06/28	201,147
UBS Group AG(b)(c)(d) (5 yr. CMT + 4.745%)
	470,000	9.250		11/13/28	504,756

					21,962,156

Building Materials(c)(d) – 0.1%
Summit Materials LLC/Summit Materials Finance Corp.
	305,000	6.500		03/15/27	305,531
	318,000	5.250		01/15/29	308,202

					613,733

Chemicals(c) – 0.8%
Chemours Co.
	345,000	5.375		05/15/27	327,698
	540,000	5.750	(d)	11/15/28	498,901
Ingevity Corp.(d)
	1,756,000	3.875		11/01/28	1,595,133

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – (continued)
OCP SA(d)
$860,000	6.750%	05/02/34	$ 882,575
Olympus Water U.S. Holding Corp.(d)
1,095,000	7.250	06/15/31	1,088,955
WR Grace Holdings LLC(d)
1,580,000	5.625	08/15/29	1,452,731

			5,845,993

Commercial Services – 0.8%
ADT Security Corp.(c)(d)
1,830,000	4.125	08/01/29	1,688,028
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
28,000	6.625	07/15/26	27,922
DP World Crescent Ltd.
200,000	4.848	09/26/28	195,812
200,000	3.875	07/18/29	187,250
DP World Ltd.
200,000	5.625	09/25/48	190,250
Herc Holdings, Inc.(c)(d)
1,064,000	5.500	07/15/27	1,048,668
TriNet Group, Inc.(c)(d)
630,000	3.500	03/01/29	560,864
United Rentals North America, Inc.(c)
509,000	3.875	02/15/31	454,410
VT Topco, Inc.(c)(d)
1,339,000	8.500	08/15/30	1,405,803

			5,759,007

Computers(c) – 0.4%
KBR, Inc.(d)
598,000	4.750	09/30/28	559,758
McAfee Corp.(d)
1,890,000	7.375	02/15/30	1,745,094
Seagate HDD Cayman
515,000	8.250	12/15/29	552,337

			2,857,189

Diversified Financial Services(c) – 1.6%
AerCap Holdings NV(b) (5 yr. CMT + 4.535%)
508,000	5.875	10/10/79	505,770
AG Issuer LLC(d)
1,433,000	6.250	03/01/28	1,401,030
Freedom Mortgage Holdings LLC(d)
1,675,000	9.250	02/01/29	1,675,385
Midcap Financial Issuer Trust(d)
1,411,000	6.500	05/01/28	1,332,718
Navient Corp.
740,000	5.500	03/15/29	675,206
1,030,000	9.375	07/25/30	1,082,746
OneMain Finance Corp.
775,000	3.875	09/15/28	694,625
1,265,000	4.000	09/15/30	1,085,496
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(d)
1,790,000	2.875	10/15/26	1,669,479

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
StoneX Group, Inc.(d)
$820,000	7.875%		03/01/31	$ 845,838

				10,968,293

Electrical(c)(d) – 0.6%
Calpine Corp.
878,000	4.625		02/01/29	819,455
NRG Energy, Inc.
640,000	3.375		02/15/29	569,331
Pike Corp.
1,471,000	5.500		09/01/28	1,410,057
Vistra Operations Co. LLC
1,220,000	4.375		05/01/29	1,136,540

				3,935,383

Electronics(c)(d) – 0.5%
Imola Merger Corp.
595,000	4.750		05/15/29	556,611
Sensata Technologies BV
515,000	4.000		04/15/29	473,125
Sensata Technologies, Inc.
1,359,000	4.375		02/15/30	1,249,641
TTM Technologies, Inc.
1,250,000	4.000		03/01/29	1,147,025

				3,426,402

Energy-Alternate Sources(c)(d) – 0.0%
Greenko Dutch BV
182,000	3.850		03/29/26	171,819
Greenko Power II Ltd.
173,500	4.300		12/13/28	158,319

				330,138

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc.(d)
605,000	4.500		04/15/29	566,546
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	307,549
546,000	5.500		07/31/47	452,327

				1,326,422

Entertainment(c)(d) – 0.4%
Merlin Entertainments Group U.S. Holdings, Inc.
510,000	7.375		02/15/31	519,792
Motion Bondco DAC
567,000	6.625		11/15/27	551,254
WMG Acquisition Corp.
1,855,000	3.750		12/01/29	1,679,313

				2,750,359

Environmental(c)(d) – 1.0%
GFL Environmental, Inc.
2,760,000	3.500		09/01/28	2,544,803
Madison IAQ LLC
784,000	5.875		06/30/29	729,975
Stericycle, Inc.
615,000	3.875		01/15/29	574,422

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) – (continued)
Veralto Corp.
$2,300,000	5.450%		09/18/33	$ 2,293,514
Waste Pro USA, Inc.
1,284,000	5.500		02/15/26	1,264,560

				7,407,274

Food & Drug Retailing(c) – 0.8%
J M Smucker Co.
2,205,000	6.200		11/15/33	2,315,294
Lamb Weston Holdings, Inc.(d)
1,850,000	4.125		01/31/30	1,677,229
Performance Food Group, Inc.(d)
841,000	5.500		10/15/27	822,548
United Natural Foods, Inc.(d)
1,270,000	6.750		10/15/28	1,145,489

				5,960,560

Healthcare Providers & Services(c) – 0.8%
Charles River Laboratories International, Inc.(d)
1,240,000	3.750		03/15/29	1,133,422
Encompass Health Corp.
541,000	4.500		02/01/28	514,816
LifePoint Health, Inc.(d)
1,785,000	5.375		01/15/29	1,563,232
Medline Borrower LP(d)
1,507,000	5.250		10/01/29	1,436,261
Tenet Healthcare Corp.
711,000	6.125		10/01/28	707,182

				5,354,913

Holding Companies-Diversified(c)(d) – 0.1%
Benteler International AG
990,000	10.500		05/15/28	1,065,092

Insurance(c)(d) – 0.6%
Acrisure LLC/Acrisure Finance, Inc.
1,005,000	8.250		02/01/29	1,012,216
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
615,000	6.750		10/15/27	605,492
BroadStreet Partners, Inc.
1,494,000	5.875		04/15/29	1,393,305
HUB International Ltd.
705,000	7.375		01/31/32	715,201
USI, Inc.
385,000	7.500		01/15/32	391,372

				4,117,586

Internet(c) – 0.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)
625,000	3.500		03/01/29	564,431
ION Trading Technologies SARL(d)
1,063,000	9.500		05/30/29	1,082,793
Match Group Holdings II LLC(d)
1,184,000	4.625		06/01/28	1,109,491
Prosus NV
1,070,000	3.257		01/19/27	998,899
850,000	3.680	(d)	01/21/30	754,109
400,000	4.027	(d)	08/03/50	273,250

				4,782,973

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(c) – 0.1%
Vale Overseas Ltd.
$510,000	6.400%	06/28/54	$ 501,616

Leisure Time(c)(d) – 0.1%
Royal Caribbean Cruises Ltd.
425,000	6.250	03/15/32	428,209

Lodging(c) – 0.6%
Hilton Domestic Operating Co., Inc.
1,409,000	4.875	01/15/30	1,352,330
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(d)
1,518,000	5.000	06/01/29	1,415,550
MGM Resorts International
1,205,000	4.750	10/15/28	1,147,076
Travel & Leisure Co.(d)
630,000	4.500	12/01/29	579,449

			4,494,405

Machinery-Diversified(c)(d) – 0.3%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
705,000	9.000	02/15/29	730,063
TK Elevator Holdco GmbH
1,420,000	7.625	07/15/28	1,411,423

			2,141,486

Media(c) – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(d)
735,000	6.375	09/01/29	697,118
1,124,000	4.250	02/01/31	917,431
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(d)
605,000	5.875	08/15/27	569,329
iHeartCommunications, Inc.
221,665	8.375	05/01/27	79,381
News Corp.(d)
1,830,000	3.875	05/15/29	1,685,412
Nexstar Media, Inc.(d)
659,000	5.625	07/15/27	625,892
Sirius XM Radio, Inc.(d)
1,830,000	4.000	07/15/28	1,653,277

			6,227,840

Miscellaneous Manufacturing(c) – 0.1%
Hillenbrand, Inc.
521,000	6.250	02/15/29	523,876

Multi-National(c)(d) – 0.2%
African Export-Import Bank
550,000	2.634	05/17/26	515,070
850,000	3.798	05/17/31	724,905

			1,239,975

Oil Field Services – 1.1%
Civitas Resources, Inc.(c)(d)
520,000	8.375	07/01/28	545,594

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Ecopetrol SA(c)
	$120,000	8.625%		01/19/29	$ 126,312
	1,890,000	6.875		04/29/30	1,817,216
	290,000	8.875		01/13/33	299,425
Kodiak Gas Services LLC(c)(d)
	290,000	7.250		02/15/29	297,415
Nabors Industries, Inc.(c)(d)
	795,000	9.125		01/31/30	824,065
Petroleos Mexicanos
	110,000	6.500		01/23/29	99,275
	220,000	8.750	(c)	06/02/29	216,013
Reliance Industries Ltd.(d)
	310,000	3.625		01/12/52	217,194
Sunoco LP/Sunoco Finance Corp.(c)
	1,075,000	7.000	(d)	09/15/28	1,102,068
	595,000	4.500		05/15/29	557,277
Transocean, Inc.(c)(d)
	355,000	8.250		05/15/29	355,699
	360,000	8.500		05/15/31	359,644
USA Compression Partners LP/USA Compression Finance Corp.(c)(d)
	1,055,000	7.125		03/15/29	1,062,417

					7,879,614

Packaging(c) – 1.0%
ARD Finance SA(g)
(PIK 5.750%, Cash 5.000%)
EUR	236,165	5.000		06/30/27	54,823
(PIK 7.250%, Cash 6.500%)
	$2,318,594	6.500	(d)	06/30/27	587,207
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(d)
	515,000	3.250		09/01/28	452,330
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)
	684,000	5.250		08/15/27	421,228
Berry Global, Inc.(d)
	439,000	4.500		02/15/26	429,281
Crown Americas LLC
	2,473,000	5.250		04/01/30	2,391,342
LABL, Inc.(d)
	196,000	6.750		07/15/26	194,163
	206,000	10.500		07/15/27	201,610
Sealed Air Corp./Sealed Air Corp. U.S.(d)
	1,650,000	6.125		02/01/28	1,654,570
Trivium Packaging Finance BV(d)
	276,000	5.500		08/15/26	270,557
	353,000	8.500		08/15/27	350,949

					7,008,060

Pharmaceuticals(c)(d) – 0.3%
Jazz Securities DAC
	1,190,000	4.375		01/15/29	1,103,784
Organon & Co./Organon Foreign Debt Co.-Issuer BV
	1,185,000	4.125		04/30/28	1,100,581

					2,204,365

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)(d)
$575,000	5.375%		06/15/29	$ 557,894
Buckeye Partners LP(c)
879,000	3.950		12/01/26	836,254
1,285,000	6.875	(d)	07/01/29	1,289,497
CQP Holdco LP/BIP-V Chinook Holdco LLC(c)(d)
1,491,000	5.500		06/15/31	1,413,080
EnLink Midstream Partners LP(b)(c) (3 mo. USD Term SOFR + 4.372%)
1,195,000	9.711		07/29/24	1,183,050
Galaxy Pipeline Assets Bidco Ltd.
240,000	2.625	(d)	03/31/36	195,525
1,794,929	2.940		09/30/40	1,444,918
430,000	3.250	(d)	09/30/40	328,413
Genesis Energy LP/Genesis Energy Finance Corp.(c)
1,095,000	7.875		05/15/32	1,105,173
Prairie Acquiror LP(c)(d)
645,000	9.000		08/01/29	665,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(d)
855,000	7.375		02/15/29	859,215
Venture Global LNG, Inc.(c)(d)
1,570,000	9.500		02/01/29	1,719,433

				11,597,640

Real Estate Investment Trust(c) – 0.2%
Iron Mountain, Inc.(d)
550,000	7.000		02/15/29	560,136
MPT Operating Partnership LP/MPT Finance Corp.
1,083,000	4.625		08/01/29	795,756

				1,355,892

Retailing(c) – 0.8%
Asbury Automotive Group, Inc.(d)
615,000	4.625		11/15/29	569,564
CK Hutchison International 20 Ltd.(d)
200,000	2.500		05/08/30	172,882
CK Hutchison International 21 Ltd.(d)
230,000	2.500		04/15/31	194,042
Cougar JV Subsidiary LLC(d)
1,339,000	8.000		05/15/32	1,383,669
Group 1 Automotive, Inc.(d)
264,000	4.000		08/15/28	243,683
LCM Investments Holdings II LLC(d)
1,528,000	4.875		05/01/29	1,427,580
Lithia Motors, Inc.(d)
625,000	3.875		06/01/29	562,012
Penske Automotive Group, Inc.
792,000	3.500		09/01/25	771,408
Sonic Automotive, Inc.(d)
630,000	4.625		11/15/29	569,085

				5,893,925

Semiconductors(c)(d) – 0.1%
Entegris, Inc.
565,000	5.950		06/15/30	559,333

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – 0.5%
Camelot Finance SA(d)
$127,000	4.500%	11/01/26	$ 122,770
Castle U.S. Holding Corp.(d)
574,000	9.500	02/15/28	274,297
Clarivate Science Holdings Corp.(d)
610,000	3.875	07/01/28	567,050
Open Text Corp.(d)
1,905,000	3.875	12/01/29	1,706,956
Twilio, Inc.
630,000	3.625	03/15/29	568,033

			3,239,106

Telecommunication Services – 0.1%
Altice France SA(c)(d)
218,000	5.500	01/15/28	149,179
Hughes Satellite Systems Corp.
1,005,000	6.625	08/01/26	453,406

			602,585

Transportation(c)(d) – 0.1%
Rand Parent LLC
870,000	8.500	02/15/30	879,970

TOTAL CORPORATE OBLIGATIONS (Cost $150,539,125)			$ 150,262,897

Bank Loans(h) – 5.3%
Banks(b) – 0.2%
Nouryon Finance BV (3 mo. USD Term SOFR + 3.500%)
$1,276,186	8.826%	04/03/28	$ 1,278,100

Building & Construction(b) – 0.2%
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
1,462,500	8.208	09/22/28	1,463,027

Consumer Cyclical Services(b) – 0.3%
IRB Holding Corp. (1 mo. USD Term SOFR + 2.750%)
2,394,000	8.194	12/15/27	2,391,414

Diversified Financial Services(b) – 0.3%
VFH Parent LLC (1 mo. USD Term SOFR + 2.750%)
1,825,000	8.094	06/21/31	1,820,438

Energy(b) – 0.2%
WhiteWater DBR HoldCo LLC (3 mo. USD Term SOFR + 2.750%)
1,675,000	8.084	03/03/31	1,676,055

Healthcare(b) – 0.2%
LifePoint Health, Inc. (3 mo. USD Term SOFR + 4.750%)
1,700,000	10.056	11/16/28	1,708,075

Machinery(b) – 0.7%
Chart Industries, Inc. (3 mo. USD Term SOFR + 3.250%)
2,400,000	7.824	03/15/30	2,406,000
TK Elevator U.S. Newco, Inc. (3 mo. USD Term SOFR + 3.500%)
2,394,000	8.791	04/30/30	2,404,725

			4,810,725

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Media(b) – 0.3%
CSC Holdings LLC (1 mo. USD Term SOFR + 4.500%)
$1,899,618	9.829%		01/18/28	$ 1,822,285

Media - Non Cable(b) – 0.6%
Fleet Midco I Ltd. (1 mo. USD Term SOFR + 3.250%)
2,600,000	8.594		02/21/31	2,609,750
Getty Images, Inc. (3 mo. USD Term SOFR + 4.500%)
549,721	9.935		02/19/26	548,704
iHeartCommunications, Inc. (1 mo. USD Term SOFR + 3.000%)
1,300,000	8.458		05/01/26	1,003,301

				4,161,755

Metals & Mining(b) – 0.2%
Crosby U.S. Acquisition Corp. (1 mo. USD Term SOFR + 4.000%)
1,666,625	9.344		08/16/29	1,674,608

Packaging(b) – 0.1%
LC Ahab U.S. Bidco LLC (1 mo. USD Term SOFR + 3.500%)
525,000	8.845		05/01/31	525,331

Pipelines(b) – 0.3%
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
2,275,000	11.082		06/29/29	2,270,382

Retailers(b) – 0.3%
Harbor Freight Tools USA, Inc. (1 mo. USD Term SOFR + 2.500%)
2,425,000	7.844		06/05/31	2,416,464

Technology - Software – 1.1%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.250%)
1,720,611	8.594	(b)	02/15/29	1,713,092
BEP Intermediate Holdco LLC (1 mo. USD Term SOFR + 3.750%)
550,000	9.094	(b)	04/25/31	551,375
Camelot U.S. Acquisition LLC (1 mo. USD Term SOFR + 2.750%)
1,965,179	8.094	(b)	01/31/31	1,967,635
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
1,750,000	9.595	(b)	06/17/31	1,732,500
Epicor Software Corp. (i)
353,522	0.000		05/23/31	354,798
41,478	0.000		05/30/31	41,628
iSolved, Inc. (1 mo. USD Term SOFR + 3.500%)
639,500	8.844	(b)	10/15/30	640,101
McAfee LLC (1 mo. USD Term SOFR + 3.250%)
350,000	8.593	(b)	03/01/29	349,181
Travelport Finance (Luxembourg) SARL (3 mo. USD Term SOFR + 8.000%)
11,889	13.593	(b)	09/30/28	10,760
UKG, Inc. (1 mo. USD Term SOFR + 3.250%)
683,854	8.576	(b)	02/10/31	686,076

				8,047,146

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Transportation Services(b) – 0.3%
MH Sub I LLC (1 mo. USD Term SOFR + 4.250%)
	$1,720,655	9.594%	05/03/28	$ 1,717,781

TOTAL BANK LOANS (Cost $38,063,696)				$ 37,783,586

Sovereign Debt Obligations – 1.3%
Euro – 0.2%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$ 476,077
Romania Government International Bonds(d)
	1,250,000	3.624	05/26/30	1,229,083

				1,705,160

United States Dollar – 1.1%
Dominican Republic International Bonds(c)
	$236,000	7.050	02/03/31	242,932
	185,000	6.600 (d)	06/01/36	184,353
Export-Import Bank of Korea
	200,000	5.125	01/11/33	200,936
Hungary Government International Bonds
	2,680,000	6.125	05/22/28	2,730,250
Ivory Coast Government International Bonds
	566,000	6.125	06/15/33	498,787
Oman Government International Bonds
	1,410,000	4.750	06/15/26	1,382,241
	1,280,000	5.625	01/17/28	1,278,400
Republic of Poland Government International Bonds(c)
	590,000	5.125	09/18/34	580,501
	370,000	5.500	03/18/54	358,930

				7,457,330

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,634,801)				$ 9,162,490

Municipal Debt Obligations – 1.1%
Illinois – 1.1%
Illinois State GO Bonds Build America Series 2010
	$3,831,429	7.350%	07/01/35	$ 4,111,409
Illinois State GO Bonds Taxable-Pension Series 2003
	4,028,235	5.100	06/01/33	3,952,545

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,146,163)				$ 8,063,954

Shares		Description		Value

Common Stocks(j) – 0.2%
Media – 0.1%
	242,215	iHeartMedia, Inc. Class A		$ 264,014
Oil, Gas & Consumable Fuels – 0.1%
	24,684	Summit Midstream Partners LP		877,763

TOTAL COMMON STOCKS (Cost $1,306,955)				$ 1,141,777

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 7.7%
U.S. Treasury Inflation-Indexed Bonds
$14,786,613	1.500%		02/15/53	$ 12,427,109
U.S. Treasury Notes
35,580,000	4.250	(k)	10/15/25	35,242,268
6,571,400	3.875		11/30/29	6,418,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,150,190)				$ 54,088,300

TOTAL INVESTMENTS – 153.6% (Cost $1,087,974,988)				$1,083,146,558

LIABILITIES IN EXCESS OF OTHER ASSETS – (53.6)%				(378,015,448)

NET ASSETS – 100.0%				$ 705,131,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $417,254,304 which represents approximately 59.2% of net assets as of June 30, 2024.

(g)	Pay-in-kind securities.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Security is currently in default and/or non-income producing.

(k)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	10,361,052	NZD	11,338,160	07/05/24	$6,650
	AUD	55,340,649	NZD	60,177,159	07/25/24	289,349
	AUD	35,157,034	USD	23,350,213	09/18/24	151,321
	AUD	5,802,205	USD	3,845,226	09/26/24	34,080
	AUD	825,130	USD	541,202	09/27/24	10,484
	AUD	4,285,780	USD	2,804,941	10/02/24	60,851
	AUD	5,909,183	USD	3,908,925	11/07/24	44,920
	CAD	5,779,964	EUR	3,882,000	09/18/24	59,532
	CAD	5,971,674	USD	4,350,557	07/31/24	17,640
	CHF	2,457,607	EUR	2,554,000	09/18/24	16,055
	COP	4,913,384,191	USD	1,159,227	10/15/24	5,182
	EUR	12,152,881	CHF	11,665,072	07/05/24	26,812
	EUR	8,475,319	CHF	8,033,060	07/25/24	118,902
	EUR	9,625,670	CHF	9,073,849	09/18/24	151,351
	EUR	2,619,259	CZK	65,453,979	07/12/24	7,854
	EUR	13,635,044	CZK	339,252,351	07/25/24	109,764
	EUR	9,308,035	GBP	7,877,455	07/05/24	12,547
	EUR	8,288,331	GBP	7,010,718	07/25/24	23,561
	EUR	9,442,386	SEK	106,941,300	07/05/24	22,548
	EUR	8,491,716	SEK	95,151,295	07/25/24	116,375
	EUR	1,246,040	SEK	14,062,496	09/18/24	7,383
	EUR	9,147,626	USD	9,774,801	07/01/24	22,304
	EUR	72,836,937	USD	77,869,447	07/05/24	153,199
	EUR	15,207,921	USD	16,265,150	07/12/24	31,039
	EUR	3,112,638	USD	3,327,255	07/24/24	10,101
	EUR	7,430,836	USD	7,967,342	07/29/24	1,935
	EUR	39,963	USD	42,810	07/30/24	51
	EUR	7,319,374	USD	7,842,710	08/01/24	7,819
	EUR	2,648,717	USD	2,849,622	10/21/24	2,721
	GBP	1,324,411	USD	1,649,847	07/02/24	24,360
	GBP	4,388,174	USD	5,546,138	07/05/24	1,118
	GBP	10,869,335	USD	13,525,587	10/17/24	225,328
	GBP	3,481,266	USD	4,403,105	11/04/24	1,671
	HUF	1,562,014,111	USD	4,196,706	10/21/24	23,038
	INR	199,292,371	USD	2,387,307	07/22/24	1,362
	MXN	21,333,873	USD	1,164,290	07/05/24	958
	MXN	48,451,755	USD	2,597,687	07/12/24	45,817

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	MXN	45,388,024	USD	2,460,322	07/15/24	$14,827
	NZD	4,826,847	USD	2,925,557	07/05/24	14,468
	PLN	37,022,312	EUR	8,533,050	07/25/24	44,619
	PLN	17,457,480	USD	4,324,244	08/27/24	9,465
	SGD	13,477,859	USD	9,930,343	07/05/24	11,474
	USD	7,972,970	AUD	11,874,080	09/18/24	35,466
	USD	15,654,095	BRL	85,955,229	07/02/24	280,986
	USD	5,045,063	BRL	28,219,557	10/18/24	58,262
	USD	2,324,294	BRL	12,737,130	10/28/24	75,866
	USD	20,337,326	CHF	18,022,678	09/18/24	83,986
	USD	8,695,674	CNH	62,760,147	09/19/24	45,467
	USD	2,168,000	CNH	15,519,153	10/15/24	24,601
	USD	1,149,806	COP	4,557,830,786	07/12/24	54,489
	USD	1,159,227	COP	4,750,512,779	07/22/24	19,567
	USD	1,159,227	COP	4,772,538,094	07/26/24	15,069
	USD	9,659,106	COP	39,086,757,528	10/15/24	396,047
	USD	26,420,914	EUR	24,600,478	07/01/24	73,811
	USD	3,933,740	EUR	3,639,712	07/03/24	35,252
	USD	2,803,549	EUR	2,615,764	07/05/24	1,553
	USD	12,135,407	EUR	11,237,288	07/10/24	95,177
	USD	29,094,529	EUR	27,105,353	07/12/24	49,538
	USD	4,803,668	EUR	4,366,881	07/17/24	123,140
	USD	8,259,403	EUR	7,549,907	07/24/24	164,429
	USD	3,750,736	EUR	3,496,864	07/29/24	488
	USD	14,311,894	EUR	13,253,179	07/30/24	97,681
	USD	10,764,894	EUR	9,885,830	08/06/24	158,955
	USD	4,082,096	EUR	3,783,250	09/18/24	14,838
	USD	13,547,195	EUR	12,351,786	09/19/24	267,538
	USD	16,980,826	EUR	15,670,740	10/21/24	105,363
	USD	7,779,222	EUR	7,163,754	10/28/24	61,867
	USD	662,418	GBP	522,965	07/02/24	1,330
	USD	9,090,984	GBP	7,186,295	07/05/24	6,521
	USD	17,124,397	GBP	13,489,921	07/08/24	70,977
	USD	31,080,624	GBP	24,542,788	07/12/24	53,853
	USD	5,391,954	GBP	4,240,822	09/18/24	27,981
	USD	54,982	GBP	43,458	09/27/24	10
	USD	1,003,898	HUF	359,320,475	07/03/24	29,742
	USD	2,121,599	HUF	781,210,627	07/05/24	3,826
	USD	6,376,621	HUF	2,331,523,972	10/21/24	78,065
	USD	1,157,799	MXN	21,031,992	07/12/24	10,303
	USD	2,242,325	MXN	39,440,247	10/18/24	123,054
	USD	2,925,948	NZD	4,801,989	07/05/24	1,064
	USD	11,135,075	NZD	18,179,714	07/08/24	61,844
	USD	13,533,579	NZD	22,186,196	07/10/24	19,993
	USD	19,802,216	NZD	32,282,227	07/12/24	139,126
	USD	8,889,035	NZD	14,494,819	09/18/24	60,347
	USD	5,476,046	PLN	21,540,701	08/27/24	128,703
	USD	2,324,446	PLN	9,357,059	09/18/24	2,307
	USD	11,711,778	SEK	121,637,894	09/18/24	188,527
	USD	11,682,503	SGD	15,802,529	07/05/24	25,915
	USD	31,370,003	SGD	42,393,483	07/25/24	67,912
	ZAR	15,559,246	USD	820,439	07/10/24	34,120
	ZAR	125,992,595	USD	6,649,839	09/06/24	239,525
	ZAR	20,711,120	USD	1,127,737	09/18/24	3,765

TOTAL						$5,659,081

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	4,133,968	USD	2,774,000	09/26/24	$(10,064)
	BRL	85,955,229	USD	15,736,344	07/02/24	(363,234)
	BRL	37,952,299	USD	6,831,344	08/02/24	(68,415)
	BRL	38,804,939	USD	7,287,313	10/18/24	(429,923)
	BRL	19,202,611	USD	3,662,524	10/28/24	(272,774)
	CAD	3,958,806	USD	2,899,262	09/18/24	(32)
	CHF	25,719,600	EUR	27,069,760	07/25/24	(310,106)
	CHF	23,712,537	EUR	24,986,553	09/18/24	(214,859)
	CHF	2,460,984	USD	2,775,000	09/18/24	(9,421)
	CLP	483,502,242	USD	513,774	09/23/24	(266)
	CNH	20,063,401	USD	2,764,251	07/12/24	(13,085)
	CNH	75,123,559	USD	10,476,306	10/15/24	(100,758)
	CNH	26,064,186	USD	3,623,549	10/16/24	(23,480)
	COP	24,577,551,795	USD	6,124,123	07/15/24	(220,807)
	COP	4,803,837,227	USD	1,159,227	07/22/24	(6,774)
	COP	4,841,964,860	USD	1,163,095	07/31/24	(3,089)
	COP	36,826,668,258	USD	9,301,660	10/15/24	(574,212)
	CZK	114,104,220	EUR	4,572,055	07/12/24	(20,086)
	CZK	188,701,079	EUR	7,600,783	07/25/24	(78,868)
	CZK	19,264,171	USD	832,472	09/25/24	(7,308)
	EUR	12,768,007	PLN	55,840,793	07/25/24	(177,099)
	EUR	2,053,000	PLN	8,947,695	09/18/24	(13,428)
	EUR	2,652,000	SEK	30,116,017	07/05/24	(1,250)
	EUR	15,452,852	USD	16,704,533	07/01/24	(154,535)
	EUR	34,893,108	USD	37,490,318	07/03/24	(116,385)
	EUR	11,957,627	USD	13,019,464	07/10/24	(207,425)
	EUR	30,127,500	USD	32,336,520	07/12/24	(53,118)
	EUR	18,714,156	USD	20,260,971	07/17/24	(202,686)
	EUR	7,515,973	USD	8,211,343	07/24/24	(152,754)
	EUR	9,034,802	USD	9,746,068	07/30/24	(56,121)
	EUR	11,286,691	USD	12,226,941	08/06/24	(118,098)
	EUR	22,831,899	USD	24,779,835	09/18/24	(233,948)
	EUR	28,518,679	USD	31,140,270	09/19/24	(479,253)
	EUR	16,860,195	USD	18,258,370	10/21/24	(102,009)
	EUR	3,965,629	USD	4,340,381	10/23/24	(69,431)
	GBP	21,925,356	EUR	26,005,234	07/25/24	(164,034)
	GBP	4,360,376	USD	5,512,169	07/05/24	(55)
	GBP	8,392,249	USD	10,737,883	07/08/24	(128,736)
	GBP	27,239,930	USD	34,561,836	07/12/24	(125,363)
	GBP	13,532,920	USD	17,116,437	08/01/24	(6,210)
	GBP	2,486,526	USD	3,172,484	09/18/24	(27,420)
	HKD	6,401,081	USD	821,071	07/31/24	(578)
	HUF	781,210,627	USD	2,121,785	07/03/24	(3,840)
	HUF	2,958,180,789	USD	8,252,671	10/21/24	(261,216)
	JPY	1,496,334,686	USD	9,661,865	09/18/24	(247,873)
	MXN	159,416,062	USD	8,941,269	10/18/24	(375,251)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	NOK	90,888,070	USD	8,543,654	09/18/24	$(14,345)
	NZD	43,335,160	AUD	40,042,288	07/25/24	(335,222)
	NZD	4,555,448	AUD	4,220,000	09/18/24	(46,267)
	NZD	9,222,320	USD	5,621,506	07/05/24	(4,206)
	NZD	18,179,714	USD	11,219,153	07/08/24	(145,923)
	NZD	12,718,242	USD	7,871,238	07/10/24	(124,571)
	NZD	42,375,507	USD	25,947,060	07/12/24	(136,157)
	NZD	11,809,745	USD	7,203,944	07/22/24	(10,593)
	NZD	14,154,171	USD	8,669,430	09/13/24	(48,177)
	PLN	21,553,820	USD	5,479,381	08/27/24	(128,782)
	PLN	10,245,441	USD	2,562,151	09/18/24	(19,542)
	SEK	263,786,672	EUR	23,477,401	07/25/24	(253,928)
	SGD	11,947,925	USD	8,852,374	07/05/24	(39,098)
	SGD	22,680,949	USD	16,860,566	07/25/24	(113,626)
	SGD	7,217,512	USD	5,355,062	09/18/24	(12,399)
	USD	2,926,119	AUD	4,388,551	07/05/24	(1,843)
	USD	10,985,482	AUD	16,844,417	09/26/24	(276,553)
	USD	4,688,656	AUD	7,034,742	11/07/24	(18,303)
	USD	4,249,214	CAD	5,832,568	07/31/24	(17,229)
	USD	13,617,370	CAD	18,648,194	09/18/24	(39,625)
	USD	1,820,125	CHF	1,620,243	09/18/24	(655)
	USD	33,439,394	EUR	31,253,395	07/03/24	(36,052)
	USD	17,370,315	EUR	16,235,915	07/05/24	(21,534)
	USD	10,980,077	EUR	10,250,258	07/10/24	(2,597)
	USD	43,958,480	EUR	41,031,000	07/12/24	(8,667)
	USD	4,792,627	EUR	4,472,820	07/17/24	(1,450)
	USD	1,181,067	EUR	1,101,512	07/30/24	(319)
	USD	17,338,148	EUR	16,184,944	09/18/24	(61,799)
	USD	14,261,639	EUR	13,334,552	09/19/24	(74,611)
	USD	8,751,139	EUR	8,155,768	10/21/24	(31,622)
	USD	1,243,501	GBP	989,250	07/02/24	(7,023)
	USD	13,077,178	GBP	10,473,084	10/17/24	(172,435)
	USD	1,136,209	HUF	421,890,152	07/03/24	(7,580)
	USD	7,927,744	INR	664,233,893	09/18/24	(18,778)
	USD	3,755,726	MXN	70,943,204	09/18/24	(74,272)
	USD	5,870,382	NZD	9,653,392	07/05/24	(9,484)
	USD	4,328,767	PLN	17,457,480	08/27/24	(4,942)
	USD	2,832,000	SGD	3,845,488	07/05/24	(4,588)
	USD	1,163,095	ZAR	21,177,606	07/05/24	(484)
	USD	7,117,301	ZAR	134,777,286	09/06/24	(252,418)
	USD	5,543,196	ZAR	102,409,581	09/18/24	(51,703)
	ZAR	12,607,604	USD	694,783	07/12/24	(2,445)
	ZAR	16,310,815	USD	893,254	09/06/24	(1,367)

TOTAL						$(8,838,891)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(4,000,000)	$(3,489,508)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(4,000,000)	(3,487,946)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/24	(4,000,000)	(3,894,571)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/24	(8,000,000)	(6,256,875)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/15/24	(29,000,000)	(23,684,845)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	07/15/24	(6,000,000)	(5,310,466)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/24	(10,000,000)	(9,148,438)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(100,000,000)	(94,261,700)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/15/24	(98,000,000)	(94,711,610)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/15/24	(65,000,000)	(66,152,697)

(PROCEEDS RECEIVED: $(311,331,445))					$(310,398,656)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	966	09/19/24	$106,244,906	$(406,790)
30 Year German Euro-Buxl	1	09/06/24	139,481	1,669
5 Year German Euro-Bund	1	09/06/24	140,958	1,380
5 Year U.S. Treasury Notes	1,559	09/30/24	166,155,297	657,292
French Government Bonds	1	09/06/24	131,855	(1,672)
Ultra Long U.S. Treasury Bonds	153	09/19/24	19,177,594	(315,076)

Total				$(63,197)

Short position contracts:
10 Year U.K. Long Gilt	(1)	09/26/24	(123,338)	(457)
2 Year U.S. Treasury Notes	(1,032)	09/30/24	(210,753,750)	(616,715)
20 Year U.S. Treasury Bonds	(26)	09/19/24	(3,076,125)	3,386
Ultra 10-Year U.S. Treasury Note	(59)	09/19/24	(6,698,344)	(50,180)

Total				$(663,966)

TOTAL FUTURES CONTRACTS				$(727,163)

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24		$10		$(89)	$(1)	$(88)
1M BID Average(b)	12.060(b)	01/02/25	BRL	42,110		(40,058)	452,169	(492,227)
1M BID Average(b)	12.063(b)	01/02/25		37,210		28,128	397,972	(369,844)
1M BID Average(b)	10.850(b)	01/02/26		131,839		(403,294)	21,313	(424,607)
1M BID Average(b)	9.750(b)	01/02/26		28,430		(128,898)	(73,814)	(55,084)
6M EURO(c)	2.250(c)	02/17/26	EUR	109,110	(d)	(676,944)	(289,685)	(387,259)
3.750%(c)	12M SOFR(c)	02/18/26		$93,980	(d)	549,153	378,941	170,212
4.223(c)	12M SOFR(c)	04/11/26		39,490	(d)	11,460	(221)	11,681
4.426(c)	12M SOFR(c)	04/16/26		53,190	(d)	(90,099)	20,554	(110,653)
2.980(c)	6M EURO(e)	04/24/26	EUR	104,240	(d)	(17,270)	(392,609)	375,339
4.172(c)	12M SOFR(c)	05/20/26		$33,420	(d)	1,841	1,809	32
6M CLICP(e)	4.500(e)	06/21/26	CLP	2,496,450		(40,430)	(25,665)	(14,765)
12M SOFR(a)	4.730(a)	06/30/26		$163,600	(d)	687,742	61,945	625,797
10.000(b)	Mexico Interbank TIIE 28 Days(b)	09/16/26	MXN	194,190	(d)	11,742	70,551	(58,809)
3M CNY(f)	1.750(f)	09/18/26	CNY	81,070	(d)	(9,719)	(17,277)	7,558
3.750(a)	12M SOFR(a)	09/18/26		$160,560	(d)	1,967,904	1,867,297	100,607
3M STIBOR(f)	3.000(a)	09/18/26	SEK	1,903,040	(d)	811,005	(121,844)	932,849
6M CDOR(e)	3.500(e)	09/18/26	CAD	213,240	(d)	(866,723)	(911,420)	44,697
4.000(f)	3M AUDOR(f)	09/18/26	AUD	600,480	(d)	2,459,882	(939,510)	3,399,392
6M GBP(a)	4.000(a)	09/18/26	GBP	188,740	(d)	(1,604,229)	(1,644,717)	40,488
3M NIBOR(e)	4.250(a)	09/18/26	NOK	1,965,820	(d)	(231,546)	291,278	(522,824)
1.250(a)	6M CHFOR(a)	09/18/26	CHF	102,200	(d)	(911,331)	(597,075)	(314,256)
2.250(a)	6M EURO(a)	09/18/26	EUR	40,930	(d)	530,181	391,499	138,682
6.500(e)	6M MIBOR(e)	09/18/26	INR	555,350	(d)	1,283	1,665	(382)
4.250(a)	6M PRIBO(e)	09/18/26	CZK	235,520	(d)	(60,110)	(58,964)	(1,146)
5.500(a)	6M WIBOR(e)	09/18/26	PLN	43,360	(d)	(53,490)	(33,976)	(19,514)
4.250(a)	12M SOFR(a)	09/26/26		$23,200	(d)	59,471	26,603	32,868
4.000(f)	3M AUDOR(f)	09/26/26	AUD	32,330	(d)	130,381	40,935	89,446
3.000(a)	6M EURO(e)	09/26/26	EUR	19,790	(d)	28,633	4	28,629
4.250(a)	6M GBP(a)	09/26/26	GBP	18,170	(d)	41,635	(1,192)	42,827
3.490(a)	12M SOFR(a)	05/31/27		$10		248	(21)	269
2.500(a)	6M EURO(e)	09/18/27	EUR	2,790	(d)	37,277	39,497	(2,220)
12M SOFR(a)	3.350(a)	10/06/27		$283,790	(d)	(2,579,963)	(1,326,953)	(1,253,010)
12M SOFR(a)	3.804(a)	04/13/28		84,450	(d)	97,666	22,930	74,736
6M EURO(e)	2.500(a)	05/14/28	EUR	117,460	(d)	(360,286)	(174,272)	(186,014)
12M SOFR(a)	3.696(a)	09/22/28		$188,840	(d)	27,929	(432,375)	460,304
4.301(a)	12M SOFR(a)	11/30/28		319,510	(d)	(3,048,732)	(84,488)	(2,964,244)
1.250(e)	6M EURO(a)	12/19/28	EUR	2,630		178,300	(35,827)	214,127
11.500(b)	1M BID Average(b)	01/02/29	BRL	23,160		65,078	(95,911)	160,989
10.250(b)	1M BID Average(b)	01/02/29		126,880		1,204,971	775,883	429,088
3.500(a)	12M SOFR(a)	09/18/29		$1,670	(d)	36,247	31,576	4,671
3M STIBOR(f)	2.750(a)	09/18/29	SEK	278,080	(d)	274,061	264,724	9,337
6M CDOR(e)	3.000(e)	09/18/29	CAD	16,590	(d)	(192,180)	(203,518)	11,338
6M GBP(a)	3.750(a)	09/18/29	GBP	22,690	(d)	(195,471)	(190,075)	(5,396)
2.000(f)	3M CNY(f)	09/18/29	CNY	75,070	(d)	(30,668)	17,777	(48,445)
3M NIBOR(e)	4.000(a)	09/18/29	NOK	489,780	(d)	207,467	444,073	(236,606)
3M NZDOR(f)	4.500(e)	09/18/29	NZD	50,660	(d)	150,434	12,017	138,417

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.250%(a)	6M EURO(a)	09/18/29	EUR	55,690	(d)	$1,071,067	$1,034,328	$36,739
0.500(a)	6M JYOR(a)	09/18/29	JPY	60,688,700	(d)	4,287,099	3,911,392	375,707
6.500(e)	6M MIBOR(e)	09/18/29	INR	611,300	(d)	(25,897)	(13,870)	(12,027)
12M SOFR(a)	4.024%(a)	04/16/30		$92,160	(d)	786,199	(398,865)	1,185,064
6M EURO(e)	2.710(a)	04/24/30	EUR	79,090	(d)	(38,209)	(184,364)	146,155
2.680(a)	12M SOFR(a)	07/28/32		$52,460	(d)	2,192,209	247,142	1,945,067
6M EURO(e)	3.000(a)	11/10/33	EUR	38,230	(d)	410,124	313,633	96,491
6M EURO(a)	2.370(a)	01/19/34		72,760	(d)	(1,195,025)	(66,013)	(1,129,012)
2.535(a)	6M EURO(e)	01/19/34		72,760	(d)	1,007,037	73,020	934,017
12M SOFR(a)	3.789(a)	05/21/34		$55,900	(d)	(44,256)	23,084	(67,340)
5.000(e)	6M CLICP(e)	06/21/34	CLP	666,720		20,847	16,253	4,594
9.250(b)	Mexico Interbank TIIE 28 Days(b)	09/06/34	MXN	49,240	(d)	16,766	61,089	(44,323)
6M CHFOR(a)	1.250(a)	09/18/34	CHF	4,740	(d)	136,678	53,994	82,684
3M JIBAR(f)	10.000(f)	09/18/34	ZAR	38,060	(d)	94,821	51,600	43,221
3.750(a)	12M SOFR(a)	09/18/34		$5,690	(d)	76,189	53,649	22,540
6M EURO(e)	2.500(a)	09/18/34	EUR	39,410	(d)	(1,134,210)	(977,259)	(156,951)
3M STIBOR(f)	2.750(a)	09/18/34	SEK	117,060	(d)	168,763	175,376	(6,613)
6M CDOR(e)	3.250(e)	09/18/34	CAD	11,020	(d)	(102,544)	(123,294)	20,750
12M SOFR(a)	3.750(a)	09/18/34		$3,770	(d)	(50,480)	(25,182)	(25,298)
3.750(a)	3M NIBOR(e)	09/18/34	NOK	106,280	(d)	10,904	(61,101)	72,005
4.750(e)	3M NZDOR(f)	09/18/34	NZD	1,480	(d)	(19,767)	(19,802)	35
6M PRIBO(e)	4.000(a)	09/18/34	CZK	55,780	(d)	24,193	(2,579)	26,772
6M AUDOR(e)	4.500(e)	09/18/34	AUD	4,710	(d)	(12,464)	(2,365)	(10,099)
6M WIBOR(e)	5.500(a)	09/18/34	PLN	380	(d)	2,856	1,839	1,017
2.500(a)	6M EURO(e)	09/18/34	EUR	17,200	(d)	495,012	461,707	33,305
3.500(a)	6M GBP(a)	09/18/34	GBP	1,660	(d)	58,154	56,613	1,541
3M KWCDC(f)	3.250(f)	09/19/34	KRW	5,100,470	(d)	35,498	(19,321)	54,819
3.992(a)	12M SOFR(a)	04/16/35		$50,880	(d)	(624,577)	281,693	(906,270)
2.740(a)	6M EURO(e)	04/24/35	EUR	42,230	(d)	121,202	(195,109)	316,311
3.240(a)	12M SOFR(a)	10/06/35		$67,300	(d)	2,985,946	443,955	2,541,991
3.781(a)	12M SOFR(a)	09/22/36		42,590	(d)	66,402	657,657	(591,255)
12M SOFR(a)	2.910(a)	07/28/37		133,650	(d)	(4,520,190)	(1,116,306)	(3,403,884)
6M EURO(e)	2.152(a)	08/09/37	EUR	37,490	(d)	(1,133,718)	(3,698,001)	2,564,283
12M SOFR(a)	3.391(a)	05/10/38		$22,050	(d)	(401,921)	(630,758)	228,837
6M EURO(e)	3.000(a)	01/25/39	EUR	43,060	(d)	129,782	112,790	16,992
1.451(a)	6M EURO(e)	08/10/42		95,250	(d)	4,052,443	(5,322,038)	9,374,481
2.500(a)	6M EURO(e)	01/25/44		102,960	(d)	61,363	(7,073)	68,436
2.500(a)	6M EURO(e)	09/18/44		570	(d)	23,895	21,061	2,834
2.080(a)	12M SOFR(a)	07/28/47		$123,820	(d)	3,855,669	1,346,123	2,509,546
6M EURO(e)	1.051(a)	08/11/47	EUR	55,710	(d)	(1,839,847)	(4,588,570)	2,748,723
6M EURO(e)	2.000(a)	01/25/49		61,350	(d)	(33,876)	(64,609)	30,733
2.564(a)	12M SOFR(a)	05/11/53		$21,330	(d)	549,226	(29,941)	579,167
2.000(a)	6M EURO(e)	05/17/53	EUR	25,430	(d)	408,882	137,236	271,646
2.500(a)	6M EURO(e)	11/10/53		20,610	(d)	(670,514)	(924,143)	253,629
3.380(a)	12M SOFR(a)	04/11/54		$23,320	(d)	7,906	(13,738)	21,644
3.343(a)	12M SOFR(a)	05/20/54		32,010	(d)	68,693	28,971	39,722

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(a)	6M EURO(e)	09/18/54	EUR	19,060	(d)	$110,902	$(6,833)	$117,735

TOTAL						$9,547,821	$(10,945,327)	$20,493,148

(a)	Payments made annually.
(b)	Payments made at monthly.
(c)	Payments made at maturity.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(e)	Payments made semi-annually.
(f)	Payments made quarterly.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.375%	JPMorgan Securities, Inc.	12/15/56	$10,500	$(1,463,015)	$(1,341,993)	$(121,022)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 39	5.000%	2.955%	12/20/27	$21,750	$1,378,682	$1,487,395	$(108,713)
CDX.NA.IG Index 40	1.000	0.422	06/20/28	26,349	561,389	339,569	221,820
CDX.NA.IG Index 42	1.000	0.538	06/20/29	356,351	7,387,459	7,279,595	107,864
Republic of Chile, 3.24%, 02/06/28	1.000	0.579	06/20/29	5,200	99,307	106,430	(7,123)
Republic of Indonesia, 2.15%, 07/28/31	1.000	0.783	06/20/29	5,230	51,834	60,010	(8,176)
Republic of Peru, 8.75%, 11/21/33	1.000	0.773	06/20/29	5,190	53,902	79,476	(25,574)
Republic of the Philippines, 9.5%, 02/02/30	1.000	0.698	06/20/29	5,170	70,877	87,745	(16,868)

TOTAL					$9,603,450	$9,440,220	$163,230

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Value*

JPMBKTL3 Index	3M SOFR	JPMorgan Securities, Inc.	07/22/24	$61,502	$(865,747)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Payments made quarterly.

A basket (JPMBKTL3) of Corporate Obligations

Corporate Obligations	Sector	Shares	Value	Weight

Anheuser-Busch InBev Worldwide Inc	Consumer Staples	(181)	$(17,770)	1.7%
Kraft Heinz Foods Co	Consumer Staples	(223)	(17,770)	1.7
HCA Inc	Consumer Staples	(187)	(17,770)	1.7
Cigna Group/The	Consumer Staples	(198)	(17,770)	1.7
Novartis Capital Corp	Consumer Staples	(219)	(17,770)	1.7
Southern Co/The	Utilities	(219)	(17,770)	1.7
Walt Disney Co/The	Communications	(229)	(17,770)	1.7
Comcast Corp	Communications	(240)	(17,770)	1.7
Broadcom Inc	Technology	(241)	(17,770)	1.7
Oracle Corp	Technology	(195)	(17,770)	1.7
Siemens Financieringsmaatschappij NV	Industrials	(248)	(17,770)	1.7
FedEx Corp	Industrials	(213)	(17,770)	1.7
Wells Fargo & Co	Financials	(252)	(17,770)	1.7
Commonwealth Bank of Australia	Financials	(252)	(17,770)	1.7
BNP Paribas SA	Financials	(270)	(17,770)	1.7
Credit Agricole SA	Financials	(272)	(17,770)	1.7
National Australia Bank Ltd	Financials	(278)	(17,770)	1.7
BlackRock Funding Inc	Financials	(189)	(17,770)	1.7
Energy Transfer LP	Energy	(183)	(17,770)	1.7
DuPont de Nemours Inc	Materials	(192)	(17,770)	1.7
Cisco Systems Inc	Communications	(164)	(16,979)	1.6
RTX Corp	Industrials	(154)	(16,437)	1.6
Kinder Morgan Energy Partners LP	Energy	(157)	(16,624)	1.6
Enbridge Inc	Energy	(155)	(16,437)	1.6
Bristol-Myers Squibb Co	Consumer Staples	(201)	(16,083)	1.5
Morgan Stanley	Financials	(192)	(15,729)	1.5
TotalEnergies Capital SA	Energy	(162)	(15,645)	1.5
Molson Coors Beverage Co	Consumer Staples	(169)	(15,104)	1.4
Altria Group Inc	Consumer Staples	(154)	(15,020)	1.4
AbbVie Inc	Consumer Staples	(185)	(15,020)	1.4
CVS Health Corp	Consumer Staples	(153)	(14,562)	1.4
Equitable Holdings Inc	Financials	(164)	(14,125)	1.4
Medtronic Inc	Consumer Staples	(152)	(13,500)	1.3
Pfizer Investment Enterprises Pte Ltd	Consumer Staples	(141)	(13,062)	1.3
PacifiCorp	Utilities	(137)	(12,708)	1.2
Apple Inc	Technology	(163)	(12,520)	1.2
UBS Group AG	Financials	(177)	(12,270)	1.2
Philip Morris International Inc	Consumer Staples	(151)	(11,916)	1.1
NextEra Energy Capital Holdings Inc	Utilities	(133)	(11,916)	1.1
Pacific Gas and Electric Co	Utilities	(125)	(10,125)	1.0
MPLX LP	Energy	(114)	(10,312)	1.0
Honeywell International Inc	Industrials	(103)	(9,687)	0.9
UnitedHealth Group Inc	Consumer Staples	(97)	(8,625)	0.8
UnitedHealth Group Inc	Consumer Staples	(113)	(8,083)	0.8
Alphabet Inc	Communications	(155)	(8,271)	0.8
Microsoft Corp	Technology	(118)	(7,187)	0.7
BP Capital Markets America Inc	Energy	(121)	(7,291)	0.7
International Flavors & Fragrances Inc	Materials	(112)	(7,021)	0.7
Pfizer Inc	Consumer Staples	(84)	(6,750)	0.6

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPMBKTL3) of Corporate Obligations (continued)

Corporate Obligations	Sector	Shares	Value	Weight

Exxon Mobil Corp	Energy	(77)	$(6,666)	0.6%
Anheuser-Busch InBev Worldwide Inc	Consumer Staples	(75)	(7,305)	0.0
Kraft Heinz Foods Co	Consumer Staples	(92)	(7,305)	0.0
Bristol-Myers Squibb Co	Consumer Staples	(82)	(6,612)	0.0
Molson Coors Beverage Co	Consumer Staples	(70)	(6,209)	0.0
Altria Group Inc	Consumer Staples	(64)	(6,175)	0.0
HCA Inc	Consumer Staples	(77)	(7,305)	0.0
AbbVie Inc	Consumer Staples	(76)	(6,175)	0.0
CVS Health Corp	Consumer Staples	(63)	(5,986)	0.0
Medtronic Inc	Consumer Staples	(63)	(5,550)	0.0
Pfizer Investment Enterprises Pte Ltd	Consumer Staples	(58)	(5,370)	0.0
Philip Morris International Inc	Consumer Staples	(62)	(4,899)	0.0
UnitedHealth Group Inc	Consumer Staples	(40)	(3,546)	0.0
UnitedHealth Group Inc	Consumer Staples	(46)	(3,323)	0.0
Pfizer Inc	Consumer Staples	(34)	(2,775)	0.0
Cigna Group/The	Consumer Staples	(82)	(7,305)	0.0
Novartis Capital Corp	Consumer Staples	(90)	(7,305)	0.0
Southern Co/The	Utilities	(90)	(7,305)	0.0
PacifiCorp	Utilities	(56)	(5,224)	0.0
NextEra Energy Capital Holdings Inc	Utilities	(55)	(4,899)	0.0
Pacific Gas and Electric Co	Utilities	(51)	(4,162)	0.0
Walt Disney Co/The	Communications	(94)	(7,305)	0.0
Comcast Corp	Communications	(99)	(7,305)	0.0
Cisco Systems Inc	Communications	(67)	(6,980)	0.0
Alphabet Inc	Communications	(64)	(3,400)	0.0
Broadcom Inc	Technology	(99)	(7,305)	0.0
Apple Inc	Technology	(67)	(5,147)	0.0
Microsoft Corp	Technology	(49)	(2,955)	0.0
Oracle Corp	Technology	(80)	(7,305)	0.0
Siemens Financieringsmaatschappij NV	Industrials	(102)	(7,305)	0.0
RTX Corp	Industrials	(63)	(6,757)	0.0
Honeywell International Inc	Industrials	(42)	(3,982)	0.0
FedEx Corp	Industrials	(88)	(7,305)	0.0
Wells Fargo & Co	Financials	(103)	(7,305)	0.0
Commonwealth Bank of Australia	Financials	(104)	(7,305)	0.0
BNP Paribas SA	Financials	(111)	(7,305)	0.0
Credit Agricole SA	Financials	(112)	(7,305)	0.0
National Australia Bank Ltd	Financials	(114)	(7,305)	0.0
Morgan Stanley	Financials	(79)	(6,466)	0.0
Equitable Holdings Inc	Financials	(68)	(5,807)	0.0
UBS Group AG	Financials	(73)	(5,044)	0.0
BlackRock Funding Inc	Financials	(78)	(7,305)	0.0
Energy Transfer LP	Energy	(75)	(7,305)	0.0
Kinder Morgan Energy Partners LP	Energy	(65)	(6,834)	0.0
Enbridge Inc	Energy	(64)	(6,757)	0.0
TotalEnergies Capital SA	Energy	(66)	(6,432)	0.0
MPLX LP	Energy	(47)	(4,239)	0.0
BP Capital Markets America Inc	Energy	(50)	(2,997)	0.0
Exxon Mobil Corp	Energy	(32)	(2,741)	0.0
International Flavors & Fragrances Inc	Materials	(46)	(2,886)	0.0
DuPont de Nemours Inc	Materials	(79)	(7,305)	0.0

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	BNP Paribas SA	2.250%	11/10/2025	91,970,000	$91,970,000	$208,298	$241,844	$(33,546)
1Y IRS	Capital Securities Corp.	2.500	05/29/2025	91,610,000	91,610,000	166,502	120,066	46,436
6M IRS	Capital Securities Corp.	2.375	11/28/2025	92,850,000	92,850,000	259,065	206,903	52,162
1Y IRS	Citibank NA	2.500	05/09/2025	90,570,000	90,570,000	147,211	182,645	(35,434)

Total purchased option contracts				367,000,000	$367,000,000	$781,076	$751,458	$29,618

Written option contracts
Calls
7M IRS	BNP Paribas SA	2.316	11/10/2025	(10,220,000)	(10,220,000)	(193,978)	(241,683)	47,705
1M IRS	BofA Securities LLC	2.773	07/26/2024	(13,440,000)	(13,440,000)	(78,130)	(110,715)	32,585
1Y IRS	Capital Securities Corp.	2.333	05/29/2025	(10,200,000)	(10,200,000)	(139,301)	(120,022)	(19,279)
6M IRS	Capital Securities Corp.	2.398	11/28/2025	(10,350,000)	(10,350,000)	(228,429)	(206,903)	(21,526)
1M IRS	Citibank NA	2.796	07/10/2024	(13,080,000)	(13,080,000)	(51,783)	(103,250)	51,467
1M IRS	Citibank NA	2.738	07/17/2024	(13,440,000)	(13,440,000)	(46,019)	(111,920)	65,901
1M IRS	Citibank NA	3.915	07/29/2024	(14,020,000)	(14,020,000)	(1,292)	(129,181)	127,889
1Y IRS	Citibank NA	2.355	05/09/2025	(10,080,000)	(10,080,000)	(135,062)	(182,594)	47,532
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(14,060,000)	(14,060,000)	(65,444)	(131,637)	66,193
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(13,590,000)	(13,590,000)	(162,327)	(115,260)	(47,067)
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(13,980,000)	(13,980,000)	(69,228)	(124,073)	54,845
1M IRS	UBS AG (London)	2.764	07/03/2024	(13,100,000)	(13,100,000)	(13,635)	(103,276)	89,641

				(149,560,000)	$(149,560,000)	$(1,184,628)	$(1,680,514)	$495,886

Puts
1M IRS	BofA Securities LLC	2.773	07/26/2024	(13,440,000)	(13,440,000)	(147,278)	(110,715)	(36,563)
1M IRS	Citibank NA	2.796	07/10/2024	(13,080,000)	(13,080,000)	(98,121)	(103,251)	5,130
1M IRS	Citibank NA	2.738	07/17/2024	(13,440,000)	(13,440,000)	(162,875)	(111,920)	(50,955)
1M IRS	Citibank NA	3.915	07/29/2024	(14,020,000)	(14,020,000)	(1,292)	(129,180)	127,888
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(14,060,000)	(14,060,000)	(163,484)	(131,637)	(31,847)
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(13,590,000)	(13,590,000)	(33,450)	(115,260)	81,810
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(13,980,000)	(13,980,000)	(196,848)	(124,072)	(72,776)
1M IRS	UBS AG (London)	2.764	07/03/2024	(13,100,000)	(13,100,000)	(101,499)	(103,276)	1,777

				(108,710,000)	$(108,710,000)	$(904,847)	$(929,311)	$24,464

Total written option contracts				(258,270,000)	$(258,270,000)	$(2,089,475)	$(2,609,825)	$520,350

TOTAL				108,730,000	$108,730,000	$(1,308,399)	$(1,858,367)	$549,968

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put BRL	Barclays Bank PLC	$5.698	10/16/2024	22,662,000	$22,662,000	$657,357	$527,345	$130,012
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	10,846,000	10,846,000	699,719	271,042	428,677
Call USD/Put BRL	Barclays Bank PLC	5.590	10/24/2024	11,133,000	11,133,000	431,649	264,297	167,352
Call EUR/Put USD	BNP Paribas SA	1.089	08/02/2024	2,449,000	2,449,000	6,271	49,168	(42,897)
Call USD/Put COP	BofA Securities LLC	4,020.000	10/10/2024	21,624,000	21,624,000	1,222,297	568,322	653,975
Call USD/Put ZAR	Citibank NA	20.860	09/04/2024	42,682,000	42,682,000	83,785	637,349	(553,564)
Call USD/Put ZAR	Citibank NA	19.270	09/04/2024	4,847,932	4,847,932	43,660	41,498	2,162
Call USD/Put CNH	Deutsche Bank AG (London)	7.239	10/10/2024	10,812,000	10,812,000	94,475	101,633	(7,158)
Call USD/Put HUF	Deutsche Bank AG (London)	379.000	10/17/2024	12,922,000	12,922,000	199,464	307,414	(107,950)
Call USD/Put MXN	Deutsche Bank AG (London)	18.550	07/11/2024	11,103,000	11,103,000	82,851	200,109	(117,258)
Call USD/Put MXN	Deutsche Bank AG (London)	17.623	10/16/2024	10,823,000	10,823,000	649,521	262,144	387,377
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	12,465,000	12,465,000	213,082	213,848	(766)
Call USD/Put CNH	JPMorgan Securities, Inc.	7.254	10/14/2024	10,828,000	10,828,000	85,649	109,579	(23,930)
Call EUR/Put USD	MS & Co. Int PLC	1.101	07/22/2024	4,882,000	4,882,000	1,269	80,793	(79,524)
Call EUR/Put USD	MS & Co. Int PLC	1.083	10/24/2024	7,604,000	7,604,000	91,745	127,449	(35,704)
Call USD/Put CNH	MS & Co. Int PLC	7.235	10/10/2024	10,883,000	10,883,000	98,176	101,941	(3,765)
Call EUR/Put USD	UBS AG (London)	1.106	07/15/2024	4,850,000	4,850,000	260	79,119	(78,859)
Call USD/Put COP	UBS AG (London)	4,190.000	10/10/2024	22,266,000	22,266,000	742,861	509,178	233,683
Call USD/Put ZAR	UBS AG (London)	19.270	09/04/2024	5,335,500	5,335,500	48,051	43,058	4,993

				241,017,432	$241,017,432	$5,452,142	$4,495,286	$956,856

Puts
Put AUD/Call USD	Barclays Bank PLC	0.621	09/24/2024	41,484,000	41,484,000	45,524	216,132	(170,608)
Put EUR/Call USD	Barclays Bank PLC	1.089	09/16/2024	9,974,000	9,974,000	194,577	122,479	72,098
Put GBP/Call USD	Barclays Bank PLC	1.260	07/30/2024	35,904,000	35,904,000	236,326	245,028	(8,702)
Put EUR/Call USD	BNP Paribas SA	1.089	08/02/2024	2,449,000	2,449,000	44,508	49,168	(4,660)
Put EUR/Call USD	BNP Paribas SA	1.061	09/16/2024	29,922,000	29,922,000	219,957	156,227	63,730
Put EUR/Call USD	BNP Paribas SA	1.086	09/17/2024	9,984,000	9,984,000	179,835	112,076	67,759
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	10,128,500	10,128,500	95,248	114,449	(19,201)
Put GBP/Call USD	BNP Paribas SA	1.270	07/04/2024	26,188,000	26,188,000	176,214	128,389	47,825
Put GBP/Call USD	BNP Paribas SA	1.254	10/31/2024	8,996,000	8,996,000	129,866	130,435	(569)
Put AUD/Call USD	BofA Securities LLC	0.622	09/25/2024	41,891,000	41,891,000	49,715	213,914	(164,199)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	20,533,000	20,533,000	128,794	108,554	20,240
Put EUR/Call USD	BofA Securities LLC	1.067	07/25/2024	10,570,000	10,570,000	59,509	66,330	(6,821)
Put NZD/Call USD	BofA Securities LLC	0.613	07/04/2024	36,056,000	36,056,000	171,697	126,371	45,326
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	36,087,000	36,087,000	205,299	138,797	66,502
Put NZD/Call USD	BofA Securities LLC	0.604	07/18/2024	37,126,000	37,126,000	105,311	134,806	(29,495)
Put EUR/Call USD	Deutsche Bank AG (London)	1.075	07/01/2024	30,740,000	30,740,000	165,659	134,608	31,051
Put GBP/Call USD	HSBC Bank PLC	1.233	10/15/2024	23,081,000	23,081,000	168,116	438,284	(270,168)
Put EUR/Call USD	JPMorgan Securities, Inc.	1.085	07/08/2024	30,753,000	30,753,000	432,040	152,490	279,550
Put EUR/Call USD	MS & Co. Int PLC	1.101	07/22/2024	4,882,000	4,882,000	141,715	80,792	60,923
Put EUR/Call USD	MS & Co. Int PLC	1.083	10/24/2024	7,604,000	7,604,000	135,516	127,449	8,067
Put AUD/Call USD	UBS AG (London)	0.623	09/30/2024	41,741,000	41,741,000	56,108	207,263	(151,155)
Put EUR/Call USD	UBS AG (London)	1.106	07/15/2024	4,850,000	4,850,000	165,801	79,119	86,682
Put EUR/Call USD	UBS AG (London)	1.071	07/15/2024	30,946,000	30,946,000	192,255	210,442	(18,187)
Put EUR/Call USD	UBS AG (London)	1.066	07/30/2024	21,216,000	21,216,000	118,810	134,662	(15,852)
Put EUR/Call USD	UBS AG (London)	1.058	09/17/2024	29,952,000	29,952,000	199,038	158,515	40,523
Put EUR/Call USD	UBS AG (London)	1.062	10/17/2024	10,128,500	10,128,500	95,249	91,209	4,040
Put EUR/Call USD	UBS AG (London)	1.086	10/21/2024	10,225,000	10,225,000	197,141	121,482	75,659
Put NZD/Call USD	UBS AG (London)	0.607	09/11/2024	36,326,000	36,326,000	301,248	295,661	5,587

				639,737,000	$639,737,000	$4,411,076	$4,295,131	$115,945

Total purchased option contracts				880,754,432	$880,754,432	$9,863,218	$8,790,417	$1,072,801

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put GBP	Barclays Bank PLC	$0.852	07/04/2024	(9,211,000)	$(9,211,000)	$(7,625)	$(39,964)	$32,339
Call EUR/Put PLN	Barclays Bank PLC	4.260	07/01/2024	(4,593,000)	(4,593,000)	(58,899)	(27,385)	(31,514)
Call USD/Put BRL	Barclays Bank PLC	5.350	10/24/2024	(10,846,000)	(10,846,000)	(699,719)	(464,100)	(235,619)
Call EUR/Put USD	BNP Paribas SA	1.083	10/24/2024	(7,604,000)	(7,604,000)	(91,745)	(140,710)	48,965
Call AUD/Put NZD	BofA Securities LLC	1.077	07/09/2024	(15,122,000)	(15,122,000)	(169,971)	(47,109)	(122,862)
Call EUR/Put CHF	BofA Securities LLC	0.982	07/01/2024	(9,222,000)	(9,222,000)	(20)	(58,213)	58,193
Call USD/Put SGD	BofA Securities LLC	1.349	07/09/2024	(10,001,000)	(10,001,000)	(59,956)	(42,654)	(17,302)
Call USD/Put SGD	BofA Securities LLC	1.349	07/18/2024	(10,252,000)	(10,252,000)	(67,294)	(43,602)	(23,692)
Call USD/Put SGD	BofA Securities LLC	1.355	07/30/2024	(10,198,000)	(10,198,000)	(43,525)	(46,024)	2,499
Call AUD/Put NZD	Citibank NA	1.093	07/30/2024	(15,358,000)	(15,358,000)	(68,572)	(55,137)	(13,435)
Call AUD/Put NZD	Citibank NA	1.096	08/09/2024	(15,381,000)	(15,381,000)	(69,362)	(64,360)	(5,002)
Call EUR/Put CHF	Citibank NA	0.959	07/25/2024	(9,513,000)	(9,513,000)	(79,639)	(75,870)	(3,769)
Call EUR/Put CZK	Citibank NA	24.620	07/09/2024	(4,597,000)	(4,597,000)	(87,140)	(21,226)	(65,914)
Call EUR/Put GBP	Citibank NA	0.846	07/18/2024	(9,546,000)	(9,546,000)	(70,030)	(68,467)	(1,563)
Call USD/Put ZAR	Citibank NA	19.270	09/04/2024	(21,342,000)	(21,342,000)	(192,206)	(797,486)	605,280
Call USD/Put MXN	Deutsche Bank AG (London)	19.429	07/11/2024	(11,103,000)	(11,103,000)	(13,412)	(77,255)	63,843
Call EUR/Put PLN	HSBC Bank PLC	4.340	07/15/2024	(4,642,000)	(4,642,000)	(13,890)	(35,719)	21,829
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.095	08/01/2024	(15,331,000)	(15,331,000)	(62,499)	(57,322)	(5,177)
Call AUD/Put USD	JPMorgan Securities, Inc.	0.663	11/05/2024	(12,465,000)	(12,465,000)	(213,082)	(201,759)	(11,323)
Call AUD/Put NZD	MS & Co. Int PLC	1.077	07/15/2024	(15,138,900)	(15,138,900)	(172,948)	(52,026)	(120,922)
Call EUR/Put CHF	MS & Co. Int PLC	0.956	07/22/2024	(9,475,000)	(9,475,000)	(97,809)	(83,126)	(14,683)
Call EUR/Put SEK	MS & Co. Int PLC	11.350	07/04/2024	(9,232,000)	(9,232,000)	(33,033)	(65,409)	32,376
Call USD/Put COP	UBS AG (London)	4,020.000	10/10/2024	(21,624,000)	(21,624,000)	(1,222,296)	(882,577)	(339,719)

				(261,796,900)	$(261,796,900)	$(3,594,672)	$(3,447,500)	$(147,172)

Puts
Put EUR/Call GBP	Barclays Bank PLC	0.852	07/04/2024	(9,211,000)	(9,211,000)	(60,460)	(39,964)	(20,496)
Put EUR/Call PLN	Barclays Bank PLC	4.260	07/01/2024	(4,593,000)	(4,593,000)	(5)	(27,385)	27,380
Put GBP/Call USD	Barclays Bank PLC	1.270	07/04/2024	(26,188,000)	(26,188,000)	(176,214)	(215,359)	39,145
Put EUR/Call USD	BNP Paribas SA	1.075	07/01/2024	(10,144,200)	(10,144,200)	(54,667)	(24,554)	(30,113)
Put EUR/Call USD	BNP Paribas SA	1.089	09/16/2024	(9,974,000)	(9,974,000)	(194,577)	(125,073)	(69,504)
Put EUR/Call USD	BNP Paribas SA	1.062	10/17/2024	(20,257,000)	(20,257,000)	(190,497)	(314,330)	123,833
Put EUR/Call USD	BNP Paribas SA	1.083	10/24/2024	(7,604,000)	(7,604,000)	(135,516)	(140,710)	5,194
Put GBP/Call USD	BNP Paribas SA	1.233	10/15/2024	(23,081,000)	(23,081,000)	(168,116)	(416,372)	248,256
Put AUD/Call NZD	BofA Securities LLC	1.077	07/09/2024	(15,122,000)	(15,122,000)	(171)	(47,109)	46,938
Put AUD/Call USD	BofA Securities LLC	0.648	09/25/2024	(16,756,000)	(16,756,000)	(72,355)	(202,522)	130,167
Put EUR/Call CHF	BofA Securities LLC	0.982	07/01/2024	(9,222,000)	(9,222,000)	(203,788)	(58,213)	(145,575)
Put EUR/Call USD	BofA Securities LLC	1.085	07/08/2024	(20,604,576)	(20,604,576)	(289,468)	(232,301)	(57,167)
Put EUR/Call USD	BofA Securities LLC	1.073	07/08/2024	(20,533,000)	(20,533,000)	(128,794)	(145,221)	16,427
Put EUR/Call USD	BofA Securities LLC	1.061	09/16/2024	(29,922,000)	(29,922,000)	(219,957)	(419,612)	199,655
Put NZD/Call USD	BofA Securities LLC	0.614	07/08/2024	(36,087,000)	(36,087,000)	(205,299)	(232,880)	27,581
Put USD/Call SGD	BofA Securities LLC	1.349	07/09/2024	(10,001,000)	(10,001,000)	(9,001)	(42,654)	33,653
Put USD/Call SGD	BofA Securities LLC	1.349	07/18/2024	(10,252,000)	(10,252,000)	(20,432)	(43,602)	23,170
Put USD/Call SGD	BofA Securities LLC	1.355	07/30/2024	(10,198,000)	(10,198,000)	(50,450)	(46,024)	(4,426)
Put AUD/Call NZD	Citibank NA	1.093	07/30/2024	(15,358,000)	(15,358,000)	(39,588)	(55,138)	15,550
Put AUD/Call NZD	Citibank NA	1.096	08/09/2024	(15,381,000)	(15,381,000)	(60,333)	(64,360)	4,027
Put EUR/Call CHF	Citibank NA	0.959	07/25/2024	(9,513,000)	(9,513,000)	(65,936)	(75,870)	9,934
Put EUR/Call CZK	Citibank NA	24.620	07/09/2024	(4,597,000)	(4,597,000)	(448)	(21,226)	20,778
Put EUR/Call GBP	Citibank NA	0.846	07/18/2024	(9,546,000)	(9,546,000)	(40,740)	(68,467)	27,727
Put EUR/Call PLN	HSBC Bank PLC	4.340	07/15/2024	(4,642,000)	(4,642,000)	(42,644)	(35,719)	(6,925)
Put EUR/Call USD	HSBC Bank PLC	1.071	07/15/2024	(10,315,333)	(10,315,333)	(64,074)	(67,719)	3,645
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.095	08/01/2024	(15,331,000)	(15,331,000)	(50,768)	(57,322)	6,554
Put AUD/Call USD	JPMorgan Securities, Inc.	0.621	09/24/2024	(41,484,000)	(41,484,000)	(45,524)	(323,755)	278,231
Put EUR/Call USD	JPMorgan Securities, Inc.	1.085	07/08/2024	(10,148,490)	(10,148,490)	(142,573)	(71,687)	(70,886)
Put AUD/Call NZD	MS & Co. Int PLC	1.077	07/15/2024	(15,138,900)	(15,138,900)	(1,454)	(52,026)	50,572
Put EUR/Call CHF	MS & Co. Int PLC	0.956	07/22/2024	(9,475,000)	(9,475,000)	(48,839)	(83,126)	34,287
Put EUR/Call SEK	MS & Co. Int PLC	11.350	07/04/2024	(9,232,000)	(9,232,000)	(33,379)	(65,409)	32,030
Put EUR/Call USD	MS & Co. Int PLC	1.058	09/17/2024	(29,952,000)	(29,952,000)	(199,038)	(410,549)	211,511
Put AUD/Call USD	UBS AG (London)	0.648	09/30/2024	(16,696,000)	(16,696,000)	(77,018)	(196,972)	119,954
Put EUR/Call USD	UBS AG (London)	1.075	07/01/2024	(20,594,933)	(20,594,933)	(110,987)	(194,022)	83,035
Put EUR/Call USD	UBS AG (London)	1.086	09/17/2024	(9,984,000)	(9,984,000)	(179,835)	(125,681)	(54,154)
Put NZD/Call USD	UBS AG (London)	0.613	07/04/2024	(36,056,000)	(36,056,000)	(171,697)	(197,208)	25,511

				(573,194,432)	$(573,194,432)	$(3,554,642)	$(4,940,141)	$1,385,499

Total written option contracts				(834,991,332)	$(834,991,332)	$(7,149,314)	$(8,387,641)	$1,238,327

TOTAL				45,763,100	$45,763,100	$2,713,904	$402,776	$2,311,128

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS DYNAMIC BOND FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 33.9%
Collateralized Mortgage Obligations – 4.9%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 1 mo. USD Term SOFR + 5.986%)
$934,493	0.650	%(b)	07/25/50	$ 94,433
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
832,277	3.000		08/25/50	139,041
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
394,637	0.553	(b)	05/15/46	37,447
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
109,967	0.603	(b)	03/15/44	9,363
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
822,570	4.000		08/25/50	170,757
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
308,025	0.650	(b)	05/25/47	32,583
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 1 mo. USD Term SOFR + 5.836%)
149,280	0.500	(b)	02/25/42	12,014
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
122,111	0.647	(b)(c)	10/20/43	5,062
Government National Mortgage Association REMICS Series 2015-129, Class IC
90,818	4.500	(c)	09/16/45	17,298
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
136,614	0.597	(b)(c)	01/20/49	12,825
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
95,953	0.647	(b)(c)	06/20/49	8,915
Government National Mortgage Association REMICS Series 2020-78, Class DI
556,060	4.000	(c)	06/20/50	113,613
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,146,704	2.500	(c)	10/20/50	166,459
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
225,610	0.597	(b)(c)	08/20/43	20,546
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
137,728	0.797	(b)(c)	09/20/45	14,197
Government National Mortgage Association REMICS Series 2016-27, Class IA
98,092	4.000	(c)	06/20/45	13,712
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
280,883	0.747	(b)(c)	09/20/48	28,684

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
$270,707	0.797	%(b)(c)	02/20/40	$ 24,983
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
101,337	0.747	(b)(c)	01/20/46	10,035
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,302,200	3.500	(c)	12/20/49	244,580
Government National Mortgage Association REMICS Series 2016-138, Class GI
238,360	4.000	(c)	10/20/46	48,282
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
82,427	0.797	(b)(c)	11/20/45	8,032

				1,232,861

Sequential Fixed Rate – 1.1%
BRAVO Residential Funding Trust Series 2024-NQM1, Class A1
1,793,936	5.943	(c)(d)(e)	12/01/63	1,788,331
Federal National Mortgage Association REMICS Series 2011-99, Class DB
130,854	5.000		10/25/41	129,449
Federal National Mortgage Association REMICS Series 2012- 111, Class B
17,649	7.000		10/25/42	18,554
Federal National Mortgage Association REMICS Series 2012- 153, Class B
72,599	7.000		07/25/42	77,547
Federal National Mortgage Association REMICS Series 2011-52, Class GB
146,620	5.000		06/25/41	145,094
OBX Trust Series 2024-NQM2, Class A1
3,092,039	5.878	(c)(d)(e)	12/25/63	3,088,111
OBX Trust Series 2024-NQM1, Class A1
1,843,570	5.928	(c)(d)(e)	11/25/63	1,839,529
OBX Trust Series 2024-NQM1, Class A2
92,178	6.253	(c)(d)(e)	11/25/63	92,097

				7,178,712

Sequential Floating Rate(c) – 3.6%
Angel Oak Mortgage Trust Series 2021-6, Class A1
459,246	1.458	(b)(d)	09/25/66	371,904
Chase Home Lending Mortgage Trust Series 2024-3, Class A5
275,000	6.000	(b)(d)	02/25/55	271,107
Chase Home Lending Mortgage Trust Series 2024-3, Class A5A
425,000	5.500	(b)(d)	02/25/55	405,217
Chase Home Lending Mortgage Trust Series 2024-3, Class A7
200,000	6.000	(b)(d)	02/25/55	197,458
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
36,367	6.653	(b)	09/25/35	31,402

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR Debt Notes Series 2016-DNA4, Class M3 (1 mo. USD Term SOFR + 3.914%)
$273,884	9.250	%(b)	03/25/29	$ 285,669
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
122,604	6.985	(b)(d)	01/25/34	123,418
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (1 mo. USD Term SOFR + 1.000%)
424,820	6.335	(b)(d)	01/25/42	425,031
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
1,154,000	8.835	(b)(d)	03/25/42	1,211,921
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class A1 (1 mo. USD Term SOFR + 1.250%)
2,006,558	6.585	(b)(d)	03/25/44	2,010,166
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1 (1 mo. USD Term SOFR + 1.250%)
1,349,972	6.585	(b)(d)	03/25/44	1,352,844
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M2 (1 mo. USD Term SOFR + 2.000%)
525,000	7.335	(b)(d)	03/25/44	527,242
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
1,997,807	6.535	(b)(d)	05/25/44	2,000,120
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
300,637	6.885	(b)(d)	10/25/41	302,426
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
285,000	6.985	(b)(d)	12/25/41	286,867
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
158,908	7.235	(b)(d)	04/25/42	160,371
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
227,000	8.335	(b)(d)	04/25/42	234,988
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
457,298	9.235	(b)(d)	04/25/43	489,852
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
230,000	8.435	(b)(d)	06/25/43	243,008

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (1 mo. USD Term SOFR + 2.700%)
$220,000	8.035	%(b)(d)	07/25/43	$ 228,782
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (1 mo. USD Term SOFR + 2.500%)
555,000	7.835	(b)(d)	10/25/43	571,599
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
450,000	7.135	(b)(d)	01/25/44	455,080
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
1,425,000	7.135	(b)(d)	02/25/44	1,432,857
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
450,000	6.974	(b)(d)	05/25/44	450,992
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
500,000	7.285	(b)(d)	03/25/44	502,826
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
147,520	4.860	(b)	08/19/36	117,737
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,016,050	2.520	(b)(d)	05/25/52	824,862
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
339,745	3.520	(b)(d)	07/25/52	288,835
JP Morgan Mortgage Trust Series 2023-DSC1, Class A1
809,690	4.625	(b)(d)	07/25/63	761,432
JP Morgan Mortgage Trust Series 2024-1, Class A2
2,024,769	6.000	(b)(d)	06/25/54	2,009,425
JP Morgan Mortgage Trust Series 2024-3, Class A4
1,935,831	3.000	(b)(d)	05/25/54	1,693,661
JP Morgan Mortgage Trust Series 2022-DSC1, Class A3
864,167	4.750	(b)(d)	01/25/63	806,059
JP Morgan Mortgage Trust Series 2024-4, Class A5A
700,000	6.000	(b)(d)	10/25/54	687,391
Mill City Mortgage Loan Trust Series 2017-2, Class A3
145,404	3.250	(b)(d)	07/25/59	138,548
Residential Mortgage Loan Trust Series 2019-2, Class B1
600,000	4.713	(b)(d)	05/25/59	574,727
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
27,071	6.388	(b)	11/20/34	24,785
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(b)(d)	01/25/60	460,517
Verus Securitization Trust Series 2021-8, Class A1
119,516	1.824	(b)(d)	11/25/66	103,937
Verus Securitization Trust Series 2022-INV1, Class A1
81,317	5.041	(d)(e)	08/25/67	80,882

				23,145,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 31,557,518

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 4.3%
Sequential Fixed Rate – 1.8%
Bank Series 2023-BNK46, Class A4
$1,700,000	5.745	%(c)	08/15/56	$ 1,744,546
Bank5 Series 2023-5YR4, Class A3
346,246	6.500	(c)	12/15/56	359,116
Bank5 Series 2024-5YR7, Class A3
1,200,000	5.769	(c)	06/15/57	1,219,680
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(c)	07/15/56	1,160,568
BMO Mortgage Trust Series 2022-C3, Class A5
300,000	5.313	(c)	09/15/54	298,707
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(c)	12/15/56	2,429,604
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(d)	09/15/50	286,184
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(d)	05/10/41	1,248,933
GS Mortgage Securities Trust Series 2017-GS7, Class A4
950,000	3.430	(c)	08/10/50	886,700
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
1,223,000	3.024	(d)	01/05/39	1,092,645
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,100,000	2.626	(c)	04/15/54	922,866

				11,649,549

Sequential Floating Rate(b) – 2.5%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
850,000	2.778		11/15/54	696,639
Bank Series 2022-BNK40, Class A4
1,150,000	3.506	(c)	03/15/64	1,011,287
Bank5 Series 2023-5YR4, Class AS
400,000	7.274	(c)	12/15/56	421,757
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
625,000	6.248	(d)	03/15/37	591,022
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
475,000	6.497	(d)	03/15/37	435,274
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1 mo. USD Term SOFR + 1.342%)
1,225,000	6.671	(d)	03/15/41	1,215,829
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,054,881	6.721	(d)	03/15/41	1,049,971
BX Trust Series 2021-ARIA, Class C (1 mo. USD Term SOFR + 1.760%)
450,000	7.090	(d)	10/15/36	442,167
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
957,588	7.780	(d)	08/15/39	955,201
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
2,050,000	6.971	(d)	02/15/41	2,043,359
Commercial Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
1,900,000	7.141	(d)	06/15/41	1,890,888

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (1 mo. USD Term SOFR + 0.680%)
$736,335	6.004	%(c)	02/25/33	$ 736,796
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
1,000,686	6.436	(d)	04/15/37	952,237
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
700,000	4.000	(c)	04/15/55	639,352
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
1,600,000	5.308	(d)	07/15/35	1,574,616
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,000,000	5.743	(d)	07/15/35	984,868

				15,641,263

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 27,290,812

Federal Agencies – 24.7%
Federal Home Loan Mortgage Corp. – 0.0%
$952	5.000%		01/01/33	$ 945
146	5.000		06/01/33	145
1,571	5.000		07/01/33	1,559
2,072	5.000		08/01/33	2,057
353	5.000		10/01/33	350
971	5.000		11/01/33	963
442	5.000		12/01/33	438
1,454	5.000		02/01/34	1,444
728	5.000		03/01/34	723
1,069	5.000		04/01/34	1,061
1,605	5.000		05/01/34	1,593
25,552	5.000		06/01/34	25,361
610	5.000		11/01/34	606
6,233	5.000		04/01/35	6,186
2	5.000		11/01/35	2
7,822	5.000		01/01/40	7,833
5,371	4.000		06/01/40	5,081
35,236	4.000		02/01/41	33,321
3,000	4.000		11/01/41	2,847

				92,515

Government National Mortgage Association – 10.4%
157,702	4.000		11/20/44	148,394
14,755	4.000		05/20/45	13,884
336,069	4.000		07/20/45	315,814
234,512	4.000		01/20/46	220,377
80,640	4.500		02/20/48	77,958
26,880	4.500		03/20/48	25,978
95,258	4.500		04/20/48	91,912
213,322	4.500		05/20/48	205,696
857,396	4.000		07/20/48	801,434
298,261	4.500		08/20/48	287,225
169,221	5.000		08/20/48	167,089
867,522	4.000		09/20/48	811,505
1,398,483	4.500		09/20/48	1,346,737

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$195,893	5.000%	09/20/48	$ 193,057
198,381	5.000	10/20/48	195,509
782,091	5.000	11/20/48	770,768
325,304	5.000	12/20/48	320,187
1,074,275	4.500	01/20/49	1,032,175
558,140	5.000	01/20/49	549,362
291,362	4.500	02/20/49	279,944
206,402	4.500	03/20/49	198,313
317,892	5.000	03/20/49	313,290
602,811	3.000	08/20/49	529,517
457,777	4.500	10/20/49	440,839
176,650	4.500	12/20/49	169,727
1,960,045	3.000	03/20/50	1,719,963
731,405	3.000	07/20/51	638,190
361,909	2.500	09/20/51	300,710
862,722	2.500	10/20/51	718,992
537,518	2.500	11/20/51	447,463
797,525	3.000	12/20/51	695,821
1,666,576	2.500	12/20/51	1,389,292
12,709,442	4.500	10/20/52	12,097,353
2,940,102	7.000	01/20/54	2,994,401
5,000,000	2.000	TBA-30yr(f)	4,048,681
2,000,000	3.500	TBA-30yr(f)	1,797,565
1,000,000	5.500	TBA-30yr(f)	992,150
26,000,000	6.000	TBA-30yr(f)	26,111,725
3,000,000	6.500	TBA-30yr(f)	3,041,659

			66,500,656

Uniform Mortgage-Backed Security – 14.3%
134,190	4.500	07/01/36	130,196
8,809	4.500	12/01/36	8,546
4,220	4.500	05/01/38	4,101
10,810	4.500	05/01/39	10,533
5,924	4.500	06/01/39	5,772
3,446	4.500	08/01/39	3,358
4,326	4.500	09/01/39	4,204
8,485	4.500	10/01/39	8,246
3,535	4.500	03/01/40	3,436
44,010	4.500	04/01/40	42,745
4,461	4.500	12/01/40	4,333
39,490	4.500	01/01/41	38,355
13,890	4.500	04/01/41	13,477
20,149	4.500	06/01/41	19,549
21,391	4.500	07/01/41	20,754
31,314	4.500	08/01/41	30,430
86,511	4.500	09/01/41	83,937
42,718	4.500	10/01/41	41,446
56,025	4.500	11/01/41	54,358
47,952	4.500	12/01/41	46,525
40,446	4.500	01/01/42	39,242
3,168	4.500	03/01/42	3,077
9,815	4.500	04/01/42	9,505
44,060	3.000	12/01/42	39,678
108,803	3.000	01/01/43	97,617
156,967	3.000	04/01/43	140,108
195,687	4.500	06/01/45	189,248
1,558,341	4.000	08/01/45	1,466,799
827,560	4.500	11/01/47	795,939

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$2,505,738	4.000%	01/01/48	$ 2,338,967
14,171	4.500	08/01/48	13,541
243,473	4.500	09/01/48	234,398
170,500	5.000	11/01/48	168,474
810,748	3.000	02/01/49	710,031
11,645	4.500	03/01/49	11,116
91,363	3.500	07/01/49	82,313
824,561	4.000	07/01/49	766,369
380,359	4.500	10/01/50	363,329
2,357,040	3.000	12/01/50	2,045,317
144,260	2.500	03/01/51	120,261
5,819,665	2.000	03/01/51	4,590,193
2,557,145	2.500	05/01/51	2,116,930
698,849	2.000	07/01/51	548,888
912,720	2.000	08/01/51	716,619
2,578,966	2.500	09/01/51	2,135,766
712,729	2.500	10/01/51	593,489
749,395	2.500	11/01/51	623,787
1,773,409	2.000	01/01/52	1,400,729
790,509	2.000	02/01/52	619,473
1,348,454	2.500	02/01/52	1,104,314
432,295	2.000	03/01/52	338,108
797,348	2.500	03/01/52	651,463
931,046	4.500	04/01/52	879,534
2,943,596	2.000	04/01/52	2,302,257
430,947	2.000	06/01/52	337,083
878,350	3.000	08/01/52	759,854
966,452	2.000	09/01/52	755,951
886,550	5.500	09/01/52	883,946
369,795	2.500	09/01/52	302,474
1,774,909	5.500	11/01/52	1,769,141
2,595,094	6.000	11/01/52	2,646,038
1,718,610	6.000	12/01/52	1,744,767
898,370	6.000	01/01/53	912,044
855,394	5.500	04/01/53	847,267
5,623,996	4.500	05/01/53	5,359,896
459,914	2.500	01/01/54	376,187
7,000,000	2.500	TBA-30yr(f)	5,717,032
13,000,000	3.000	TBA-30yr(f)	11,062,194
2,000,000	3.500	TBA-30yr	1,770,155
10,000,000	5.500	TBA-30yr(f)	9,862,890
18,000,000	6.000	TBA-30yr(f)	18,050,636

			91,988,735

TOTAL FEDERAL AGENCIES			$158,581,906

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $222,982,240)			$217,430,236

Corporate Obligations – 33.2%
Aerospace & Defense(c) – 0.5%
Boeing Co.
$1,479,000	5.150%	05/01/30	$ 1,419,928
80,000	3.625	03/01/48	51,464

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
L3Harris Technologies, Inc.
	$50,000	4.400%		06/15/28	$ 48,528
	825,000	5.250		06/01/31	821,890
	75,000	5.600		07/31/53	74,311
RTX Corp.
	750,000	5.750		01/15/29	769,740

					3,185,861

Agriculture(c) – 0.3%
BAT Capital Corp.
	50,000	3.557		08/15/27	47,478
BAT International Finance PLC
GBP	948,000	2.250		06/26/28	1,066,126
EUR	200,000	2.250		01/16/30	194,817
Philip Morris International, Inc.
	$525,000	5.625		11/17/29	536,135

					1,844,556

Airlines(c) – 0.1%
International Consolidated Airlines Group SA
EUR	800,000	3.750		03/25/29	841,450

Automotive(c) – 1.3%
Ford Motor Credit Co. LLC
	$975,000	5.800		03/05/27	975,215
	1,093,000	5.850		05/17/27	1,094,006
General Motors Financial Co., Inc.
EUR	100,000	1.694		03/26/25	105,453
	195,000	0.850		02/26/26	199,519
	$1,725,000	1.500		06/10/26	1,597,695
	650,000	5.000		04/09/27	643,468
Hyundai Capital America(d)
	2,425,000	1.650		09/17/26	2,232,018
	175,000	5.700		06/26/30	177,158
Volkswagen International Finance NV(b) (-1X 5 yr. EUR Swap +
	3.746%)
EUR	1,200,000	3.500		06/17/25	1,267,341

					8,291,873

Banks – 11.4%
ABN AMRO Bank NV(b)(c)(d) (1 yr. CMT + 0.800%)
	$1,200,000	1.542		06/16/27	1,106,160
AIB Group PLC(b)(c)
(1 yr. EUR Swap + 1.950%)
EUR	1,150,000	4.625		07/23/29	1,268,085
(-1X 5 yr. EUR Swap + 3.300%)
	805,000	2.875		05/30/31	835,571
Australia & New Zealand Banking Group Ltd.(b)(c)(d) (5 yr. CMT
	+ 1.288%)
	$750,000	2.950		07/22/30	726,225
Banco Santander SA
	1,000,000	3.800		02/23/28	942,660
	1,400,000	3.490		05/28/30	1,254,022
(1 yr. CMT + 1.250%)
	1,000,000	5.552	(b)(c)	03/14/28	998,330
Bank of America Corp.(b)(c)
(3 mo. USD Term SOFR + 1.072%)
	2,900,000	3.366		01/23/26	2,860,589

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.320%)
	$350,000	2.687%		04/22/32	$ 295,964
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,121,239
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	324,116
Bank of Ireland Group PLC(b)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	459,292
Banque Federative du Credit Mutuel SA(b)(c) (5 yr. EUR Swap + 2.200%)
	1,200,000	3.875		06/16/32	1,267,071
Barclays PLC(b)(c)
(1 yr. CMT + 1.050%)
	$1,025,000	2.279		11/24/27	948,023
(Secured Overnight Financing Rate + 1.490%)
	605,000	5.674		03/12/28	605,817
(Secured Overnight Financing Rate + 1.740%)
	573,000	5.690		03/12/30	574,650
BNP Paribas SA
	1,450,000	3.375	(d)	01/09/25	1,431,280
	1,250,000	3.375		01/09/25	1,233,862
(Secured Overnight Financing Rate + 1.004%)
	575,000	1.323	(b)(c)(d)	01/13/27	536,889
(Secured Overnight Financing Rate + 1.520%)
	500,000	5.176	(b)(c)(d)	01/09/30	494,740
(Secured Overnight Financing Rate + 2.074%)
	550,000	2.219	(b)(c)(d)	06/09/26	531,768
BPCE SA
EUR	300,000	1.750		04/26/27	306,175
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(b)(c)(d)	10/06/26	946,120
CaixaBank SA(b)(c)
(-1X 3 mo. EUR EURIBOR + 0.850%)
EUR	700,000	0.375		11/18/26	714,828
(-1X 3 mo. EUR EURIBOR + 0.900%)
	1,500,000	0.500		02/09/29	1,428,803
(-1X 3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750		05/26/28	296,260
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625		01/21/28	298,965
(5 yr. EUR Swap + 3.000%)
	200,000	6.125		05/30/34	226,581
Citigroup, Inc.(b)(c)
(Secured Overnight Financing Rate + 1.364%)
	$1,750,000	5.174		02/13/30	1,739,395
(Secured Overnight Financing Rate + 2.842%)
	1,700,000	3.106		04/08/26	1,665,524
(Secured Overnight Financing Rate + 3.914%)
	300,000	4.412		03/31/31	285,921
Commerzbank AG(b)(c) (5 yr. EURIBOR ICE Swap + 3.700%)
EUR	400,000	6.750		10/05/33	460,384
Credit Agricole SA(b)(c)(d)
(Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247		01/26/27	1,025,739
(Secured Overnight Financing Rate + 1.676%)
	300,000	1.907		06/16/26	288,792
Danske Bank AS(b)(c)(d) (1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,233,996

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(b)(c)
(-1X 3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750%	11/19/30	$ 376,332
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000	09/05/30	2,318,962
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129	11/24/26	261,000
HSBC Holdings PLC
	200,000	4.250	08/18/25	196,416
Huntington Bancshares, Inc.(b)(c) (Secured Overnight Financing Rate + 2.020%)
	500,000	6.208	08/21/29	510,355
ING Groep NV(b)(c) (Secured Overnight Financing Rate + 1.830%)
	400,000	4.017	03/28/28	385,696
JPMorgan Chase & Co.(b)(c)
(3 mo. EUR EURIBOR + 1.280%)
EUR	800,000	4.457	11/13/31	890,739
(Secured Overnight Financing Rate + 1.160%)
	$1,750,000	5.581	04/22/30	1,777,720
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323	04/26/28	3,047,375
Kreditanstalt fuer Wiederaufbau (g)
EUR	3,500,000	3.125	10/10/28	3,780,825
	4,070,000	2.625	04/26/29	4,306,812
Macquarie Group Ltd.(b)(c)(d)
(3 mo. USD LIBOR + 1.372%)
	$380,000	3.763	11/28/28	357,895
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340	01/12/27	374,472
Morgan Stanley(b)(c)
(Secured Overnight Financing Rate + 1.450%)
	1,150,000	5.173	01/16/30	1,146,539
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164	04/20/29	3,313,462
Permanent TSB Group Holdings PLC(b)(c) (1 yr. EURIBOR ICE Swap + 3.500%)
EUR	265,000	6.625	04/25/28	298,974
Santander U.K. Group Holdings PLC(b)(c) (1 yr. CMT + 1.250%)
	$1,000,000	1.532	08/21/26	951,780
Shinhan Bank Co. Ltd.(d)
	240,000	4.500	04/12/28	235,800
Societe Generale SA(b)(c)(d)
(1 yr. CMT + 1.100%)
	1,500,000	1.488	12/14/26	1,402,665
(1 yr. CMT + 2.100%)
	653,000	6.066	01/19/35	646,392
Standard Chartered PLC(b)(c)(d) (1 yr. CMT + 1.000%)
	1,550,000	1.456	01/14/27	1,450,800
Swedbank AB
EUR	950,000	1.300	02/17/27	957,936
Truist Financial Corp.(b)(c) (Secured Overnight Financing Rate + 2.050%)
	$225,000	6.047	06/08/27	226,580
U.S. Bancorp(b)(c)
(Secured Overnight Financing Rate + 1.560%)
	725,000	5.384	01/23/30	726,631

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.020%)
	$700,000	5.775%		06/12/29	$ 710,689
UBS AG
	1,000,000	2.950		04/09/25	979,860
UBS Group AG
	250,000	3.750		03/26/25	246,443
(1 yr. CMT + 1.520%)
	1,112,000	5.428	(b)(c)(d)	02/08/30	1,108,464
(1 yr. CMT + 1.770%)
	560,000	5.699	(b)(c)(d)	02/08/35	559,423
(-1X 1 yr. EURIBOR ICE Swap + 0.770%)
EUR	509,000	0.650	(b)(c)	01/14/28	504,307
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000	(b)(c)	06/24/27	759,823
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(b)(c)(d)	01/12/29	2,640,904
(Secured Overnight Financing Rate + 1.560%)
	2,000,000	2.593	(b)(c)(d)	09/11/25	1,987,040
	250,000	2.593	(b)(c)	09/11/25	248,380
Wells Fargo & Co.(b)(c)
(3 mo. USD Term SOFR + 1.432%)
	325,000	2.879		10/30/30	288,142
(Secured Overnight Financing Rate + 1.500%)
	175,000	5.198		01/23/30	174,248
Westpac Banking Corp.(b)(c) (5 yr. CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,176,420

					73,060,137

Beverages(c) – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	1,850,000	4.700		02/01/36	1,762,810
Anheuser-Busch InBev Worldwide, Inc.
	300,000	4.750		01/23/29	298,245
Bacardi Ltd.(d)
	1,200,000	4.700		05/15/28	1,166,808
Coca-Cola Consolidated, Inc.
	325,000	5.450		06/01/34	327,899
Constellation Brands, Inc.
	1,500,000	4.400		11/15/25	1,479,780
	25,000	4.650		11/15/28	24,462
Keurig Dr Pepper, Inc.
	776,000	4.417		05/25/25	768,690

					5,828,694

Biotechnology(c) – 0.7%
Amgen, Inc.
	650,000	5.150		03/02/28	649,948
	1,450,000	5.250		03/02/30	1,460,672
	258,000	4.200		03/01/33	238,983
	1,275,000	5.250		03/02/33	1,271,239
Royalty Pharma PLC
	650,000	5.400		09/02/34	632,723

					4,253,565

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(c) – 0.1%
Carrier Global Corp.
	$145,000	2.493%	02/15/27	$ 135,771
	325,000	5.900	03/15/34	339,417

				475,188

Chemicals(c) – 0.6%
Celanese U.S. Holdings LLC
EUR	850,000	5.337	01/19/29	953,711
	$850,000	6.330	07/15/29	874,446
DuPont de Nemours, Inc.
	600,000	4.493	11/15/25	591,936
International Flavors & Fragrances, Inc.(d)
	450,000	1.230	10/01/25	425,732
	200,000	1.832	10/15/27	178,648
	600,000	2.300	11/01/30	500,328
Syngenta Finance NV(d)
	400,000	4.892	04/24/25	396,224

				3,921,025

Commercial Services – 0.3%
Ashtead Capital, Inc.(c)(d)
	425,000	5.800	04/15/34	421,974
Autostrade per l’Italia SpA(c)
EUR	575,000	4.750	01/24/31	629,326
DP World Crescent Ltd.
	$200,000	4.848	09/26/28	195,813
DP World Ltd.
	390,000	5.625	09/25/48	370,987

				1,618,100

Computers(c) – 0.3%
Dell International LLC/EMC Corp.
	893,000	6.020	06/15/26	902,403
	875,000	5.300	10/01/29	879,804
	75,000	6.200	07/15/30	78,696

				1,860,903

Diversified Financial Services(c) – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	244,000	3.000	10/29/28	221,759
	350,000	5.100	01/19/29	347,099
	208,000	3.300	01/30/32	178,743
Air Lease Corp.
	1,150,000	3.250	03/01/25	1,129,380
	575,000	2.875	01/15/26	551,655
	1,300,000	5.300	02/01/28	1,297,166
Ally Financial, Inc.
	650,000	7.100	11/15/27	676,949
American Express Co.
	255,000	2.500	07/30/24	255,000
Aviation Capital Group LLC(d)
	400,000	1.950	01/30/26	376,404
Capital One Financial Corp.
	505,000	3.300	10/30/24	500,733

				5,534,888

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.7%
Ameren Corp.(c)
	$150,000	2.500%		09/15/24	$ 148,898
E.ON International Finance BV
GBP 417,000	6.375	06/07/32		563,675
Electricite de France SA(c)(d)
	$1,450,000	4.500		09/21/28	1,398,365
Enel Finance America LLC(c)(d)
	675,000	2.875		07/12/41	441,288
Enel SpA(b)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	523,000	1.375		06/08/27	503,452
(5 yr. EUR Swap + 2.580%)
	235,000	3.375		08/24/26	244,438
Exelon Corp.(c)
	$600,000	5.150		03/15/29	597,948
Sempra(c)
	700,000	3.400		02/01/28	658,483

					4,556,547

Electronics(c) – 0.2%
Allegion U.S. Holding Co., Inc.
	337,000	5.600		05/29/34	337,158
Amphenol Corp.
	253,000	5.250		04/05/34	252,302
Fortive Corp.
EUR	684,000	3.700		08/15/29	730,164

					1,319,624

Engineering & Construction(c) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(d)	04/30/28	506,925
	200,000	5.500	(d)	10/31/46	165,812
	200,000	5.500		07/31/47	165,688

					838,425

Entertainment(c) – 0.4%
Warnermedia Holdings, Inc.
	1,875,000	4.054		03/15/29	1,731,619
	975,000	4.279		03/15/32	850,765

					2,582,384

Environmental(c) – 0.2%
Veralto Corp.(d)
	1,050,000	5.350		09/18/28	1,054,179
Waste Management, Inc.
	216,000	4.875		02/15/34	211,535

					1,265,714

Food & Drug Retailing(c) – 0.6%
Campbell Soup Co.
	1,000,000	5.200		03/21/29	1,001,330
	1,000,000	5.400		03/21/34	993,960
General Mills, Inc.
EUR	487,000	3.650		10/23/30	521,376
J M Smucker Co.
	$1,225,000	5.900		11/15/28	1,261,725

					3,778,391

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(c) – 0.1%
NiSource, Inc.
	$600,000	5.200%		07/01/29	$ 597,858

Healthcare Providers & Services(c) – 1.2%
American Medical Systems Europe BV
EUR	1,325,000	0.750		03/08/25	1,389,806
	579,000	3.375		03/08/29	614,394
GE HealthCare Technologies, Inc.
	$321,000	5.905		11/22/32	331,256
HCA, Inc.
	250,000	3.375		03/15/29	229,713
	1,575,000	3.625		03/15/32	1,387,039
Humana, Inc.
	547,000	5.375		04/15/31	543,997
Quest Diagnostics, Inc.
	343,000	6.400		11/30/33	367,161
Solventum Corp.(d)
	975,000	5.400		03/01/29	971,987
Stryker Corp.
EUR	325,000	3.375		12/11/28	345,877
UnitedHealth Group, Inc.
	$1,775,000	4.250		01/15/29	1,729,098
	38,000	4.200		05/15/32	35,749

					7,946,077

Insurance – 0.2%
Aviva PLC(b)(c) (5 yr. U.K. Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	573,390
Corebridge Global Funding(d)
	$925,000	5.200		06/24/29	921,531

					1,494,921

Internet – 0.7%
Booking Holdings, Inc.(c)
EUR	729,000	3.500		03/01/29	781,871
Expedia Group, Inc.(c)
	$1,150,000	3.250		02/15/30	1,036,943
Netflix, Inc.
EUR	1,800,000	4.625		05/15/29	2,013,899
Prosus NV(c)
	$350,000	3.257		01/19/27	326,742
	210,000	3.680	(d)	01/21/30	186,309
	200,000	4.027	(d)	08/03/50	136,625
	200,000	3.832	(d)	02/08/51	131,688

					4,614,077

Iron/Steel(c) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650		10/15/27	1,137,224
Vale Overseas Ltd.
	350,000	6.400		06/28/54	344,246

					1,481,470

Lodging(c) – 0.6%
Choice Hotels International, Inc.
	350,000	5.850		08/01/34	344,715
Hyatt Hotels Corp.
	750,000	5.500		06/30/34	729,697

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – (continued)
Marriott International, Inc.
	$515,000	5.000%	10/15/27	$ 513,620
	1,500,000	4.650	12/01/28	1,468,860
	375,000	4.900	04/15/29	371,010
	135,000	4.875	05/15/29	133,290

				3,561,192

Machinery-Diversified(c) – 0.1%
AGCO Corp.
	265,000	5.800	03/21/34	263,845
Otis Worldwide Corp.
	225,000	5.250	08/16/28	226,143

				489,988

Media(c) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
	784,000	4.908	07/23/25	777,312
Comcast Corp.
	300,000	4.150	10/15/28	290,511

				1,067,823

Mining(c) – 0.4%
Glencore Finance Europe Ltd.
GBP	125,000	3.125	03/26/26	152,270
Glencore Funding LLC(d)
	$455,000	1.625	04/27/26	425,370
	775,000	4.875	03/12/29	763,972
	1,150,000	5.371	04/04/29	1,144,181

				2,485,793

Miscellaneous Manufacturing – 0.2%
GE Capital Funding LLC(c)
	1,500,000	4.550	05/15/32	1,430,700
General Electric Co.
	43,000	6.750	03/15/32	47,094

				1,477,794

Multi-National – 2.6%
African Export-Import Bank(c)(d)
	390,000	2.634	05/17/26	365,231
	360,000	3.798	05/17/31	307,019
Asian Development Bank
GBP	4,200,000	1.125	06/10/25	5,123,767
European Investment Bank
EUR	1,240,000	0.875	01/14/28	1,236,866
	3,500,000	3.000	11/15/28	3,760,359
	4,410,000	2.250	03/15/30	4,560,093
FMS Wertmanagement (g)
GBP	1,100,000	1.375	03/07/25	1,357,248

				16,710,583

Oil & Gas(c) – 0.2%
Eni SpA(b) (-1X 5 yr. EUR Swap + 3.167%)
EUR	375,000	2.625	10/13/25	390,060

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil & Gas(c) – (continued)
Occidental Petroleum Corp.
	$750,000	8.500%	07/15/27	$ 803,175

				1,193,235

Oil Field Services – 0.6%
BP Capital Markets PLC
EUR	300,000	1.594	07/03/28	298,824
Diamondback Energy, Inc.(c)
	$491,000	6.250	03/15/33	513,601
	501,000	5.400	04/18/34	495,915
Pertamina Persero PT
	200,000	6.500	05/27/41	212,625
QatarEnergy(c)(d)
	820,000	3.300	07/12/51	572,975
TotalEnergies SE(b)(c) (5 yr. EUR Swap + 3.350%)
EUR	300,000	3.369	10/06/26	314,056
Wintershall Dea Finance BV(c)
	1,300,000	1.332	09/25/28	1,246,538

				3,654,534

Packaging(c)(d) – 0.0%
Smurfit Kappa Treasury ULC
	$200,000	5.200	01/15/30	198,946

Pharmaceuticals(c) – 1.0%
AbbVie, Inc.
	1,350,000	2.600	11/21/24	1,335,460
	325,000	3.200	11/21/29	298,295
	359,000	4.950	03/15/31	358,056
Bayer U.S. Finance II LLC(d)
	1,000,000	4.250	12/15/25	978,550
Becton Dickinson & Co.
EUR	185,000	0.034	08/13/25	190,015
	575,000	3.828	06/07/32	618,777
Bristol-Myers Squibb Co.
	$325,000	3.400	07/26/29	302,819
	633,000	5.200	02/22/34	631,810
Cardinal Health, Inc.
	345,000	5.125	02/15/29	344,210
Cigna Group
	300,000	4.375	10/15/28	291,294
	714,000	5.400	03/15/33	716,492
CVS Health Corp.
	325,000	4.780	03/25/38	290,179
McKesson Corp.
EUR	125,000	1.500	11/17/25	130,060
Pfizer Investment Enterprises Pte. Ltd.
	$188,000	4.750	05/19/33	183,166

				6,669,183

Pipelines – 0.8%
Abu Dhabi Crude Oil Pipeline LLC(d)
	1,260,000	4.600	11/02/47	1,129,275
Enbridge, Inc.(c)
	350,000	6.000	11/15/28	360,405
	700,000	5.700	03/08/33	705,642
Energy Transfer LP(c)
	750,000	6.100	12/01/28	772,350

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
	$250,000	5.250%		04/15/29	$ 249,618
	500,000	6.400		12/01/30	525,430
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(d)	03/31/36	162,938
	567,784	2.940		09/30/40	457,066
Sabine Pass Liquefaction LLC(c)
	600,000	5.625		03/01/25	598,824
Williams Cos., Inc.(c)
	350,000	2.600		03/15/31	295,949

					5,257,497

Real Estate(c) – 0.5%
Blackstone Property Partners Europe Holdings SARL
EUR	350,000	1.750		03/12/29	330,250
	325,000	3.625		10/29/29	332,184
CBRE Services, Inc.
	$258,000	5.500		04/01/29	259,001
	600,000	5.950		08/15/34	607,230
Logicor Financing SARL
EUR	600,000	2.250		05/13/25	630,863
	550,000	3.250		11/13/28	557,804
	325,000	1.625		01/17/30	298,697

					3,016,029

Real Estate Investment Trust(c) – 0.4%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	101,525
	375,000	5.500		07/15/34	368,385
Kilroy Realty LP
	200,000	6.250		01/15/36	189,792
NNN REIT, Inc.
	400,000	5.600		10/15/33	398,220
Realty Income Corp.
	900,000	4.625		11/01/25	889,416
	300,000	2.100		03/15/28	268,788
WEA Finance LLC/Westfield U.K. & Europe Finance PLC(d)
	400,000	3.750		09/17/24	396,696
WP Carey, Inc.
	170,000	4.000		02/01/25	167,895

					2,780,717

Retailing(c) – 0.4%
AutoNation, Inc.
	200,000	1.950		08/01/28	173,354
CK Hutchison International 20 Ltd.(d)
	200,000	2.500		05/08/30	172,882
CK Hutchison International 23 Ltd.(d)
	350,000	4.750		04/21/28	345,349
Dollar Tree, Inc.
	650,000	4.000		05/15/25	640,490
Lowe’s Cos., Inc.
	378,000	5.000		04/15/33	372,179
	625,000	5.150		07/01/33	621,894

					2,326,148

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(c) – 0.5%
Broadcom, Inc.
	$325,000	4.300%		11/15/32	$ 303,752
	175,000	3.469	(d)	04/15/34	149,142
	2,784,000	3.137	(d)	11/15/35	2,228,926
	350,000	4.926	(d)	05/15/37	329,080
Micron Technology, Inc.
	125,000	6.750		11/01/29	132,918

					3,143,818

Software(c) – 0.9%
Constellation Software, Inc.(d)
	438,000	5.158		02/16/29	437,952
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	564,284
Fiserv, Inc.
	$237,000	3.500		07/01/29	219,168
Oracle Corp.
	1,550,000	2.875		03/25/31	1,338,936
	450,000	6.250		11/09/32	476,415
	500,000	4.900		02/06/33	485,255
	850,000	3.950		03/25/51	628,328
	900,000	6.900		11/09/52	1,005,993
	525,000	5.550		02/06/53	496,498
Take-Two Interactive Software, Inc.
	300,000	5.400		06/12/29	301,752
Workday, Inc.
	125,000	3.700		04/01/29	117,333

					6,071,914

Telecommunication Services – 1.5%
AT&T, Inc.(c)
	300,000	4.300		02/15/30	287,415
EUR	307,000	1.800		09/14/39	245,528
	$350,000	4.750		05/15/46	302,981
	280,000	3.650		06/01/51	197,730
Deutsche Telekom International Finance BV
	250,000	8.750		06/15/30	291,393
Rogers Communications, Inc.(c)
	1,074,000	5.000		02/15/29	1,060,865
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	576,456
T-Mobile USA, Inc.(c)
	$500,000	3.500		04/15/25	491,605
	656,000	3.750		04/15/27	630,593
	300,000	4.750		02/01/28	295,446
	1,225,000	3.875		04/15/30	1,145,216
	1,675,000	2.550		02/15/31	1,421,857
	375,000	2.700		03/15/32	313,567
	1,525,000	5.200		01/15/33	1,509,231
Verizon Communications, Inc.
	300,000	4.329		09/21/28	291,675
	325,000	4.016	(c)	12/03/29	307,106
	350,000	2.355	(c)	03/15/32	286,048

					9,654,712

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(c)(d) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	$500,000	5.250%	07/01/29	$ 495,925

Water – 0.2%
Thames Water Utilities Finance PLC
GBP	150,000	4.000	06/19/25	170,583
Veolia Environnement SA(c)
EUR	1,300,000	1.940	01/07/30	1,277,307

				1,447,890

TOTAL CORPORATE OBLIGATIONS (Cost $219,431,790)				$212,895,449

Sovereign Debt Obligations – 25.9%
British Pound – 0.9%
State of North Rhine-Westphalia
GBP	400,000	2.125%	06/13/25	$491,876
U.K. Gilts
	1,990,000	3.500	01/22/45	2,141,847
	840,000	1.500	07/31/53	535,859
	220,000	1.750	07/22/57	145,981
	2,130,000	3.500	07/22/68	2,179,928

				5,495,491

Canadian Dollar – 1.4%
Province of British Columbia
CAD	2,600,000	2.850	06/18/25	1,873,053
	2,000,000	4.950	06/18/40	1,555,352
Province of Ontario
	1,700,000	2.600	06/02/25	1,222,601
	2,300,000	4.650	06/02/41	1,736,151
Province of Quebec
GBP	2,390,000	2.250	09/15/26	2,862,524

				9,249,681

Colombia Peso – 0.1%
Colombia TES
COP	897,700,000	13.250	02/09/33	245,649
	890,400,000	9.250	05/28/42	177,474

				423,123

Euro – 7.2%
European Financial Stability Facility (g)
EUR	1,170,000	0.875	04/10/35	996,433
European Union
	820,000	0.200	06/04/36	621,786
Finland Government Bonds
	1,190,000	1.500	09/15/32	1,138,538
French Republic Government Bonds OAT
	7,350,000	3.500	11/25/33	8,037,810
	1,760,000	1.250	05/25/34	1,568,987
	1,030,000	4.500	04/25/41	1,236,629
	310,000	3.250	05/25/45	315,222
	210,000	2.000	05/25/48	166,804
	800,000	1.750	05/25/66	527,422

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Indonesia Government International Bonds(d)
EUR	240,000	2.150%		07/18/24	$ 256,288
Ireland Government Bonds
	430,000	0.200		10/18/30	392,335
	920,000	0.350		10/18/32	806,152
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(h)	08/01/26	5,393,986
	3,220,000	0.900		04/01/31	2,877,292
	1,680,000	6.000		05/01/31	2,050,347
	1,130,000	3.250		03/01/38	1,083,554
	1,370,000	4.450		09/01/43	1,464,752
	1,170,000	2.150		09/01/52	798,307
	357,000	4.500		10/01/53	378,735
	100,000	2.800		03/01/67	75,092
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,473,680
	250,000	2.150		06/22/66	192,720
Netherlands Government Bonds
	709,181	2.500		07/15/34	738,110
	673,445	0.000	(h)	01/15/38	486,784
	838,544	3.750		01/15/42	995,413
	687,236	2.000		01/15/54	605,129
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,234,879
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,270,888
Republic of Austria Government Bonds
	1,270,000	0.000	(h)	10/20/28	1,203,001
	280,000	2.100		09/20/17	216,521
	280,000	0.850	(j)	06/30/20	127,410
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	293,397
Romania Government International Bonds
EUR	630,000	2.124		07/16/31	543,343
	400,000	3.375	(d)	01/28/50	284,471
Spain Government Bonds
	870,000	1.250		10/31/30	834,073
	3,430,000	2.550		10/31/32	3,493,035
	650,000	0.850		07/30/37	498,748
	700,000	2.900		10/31/46	643,850
	1,110,000	3.450		07/30/66	1,053,605

					46,375,528

Indonesian Rupiah – 0.1%
Indonesia Treasury Bonds
IDR	2,324,000,000	6.500		02/15/31	137,309
	7,391,000,000	6.375		04/15/32	433,756

					571,065

Israeli Shekel – 0.2%
Israel Government Bonds
ILS	2,430,000	2.000		03/31/27	603,415
	2,500,000	1.300		04/30/32	511,854

					1,115,269

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Japanese Yen – 14.0%
Japan Government Forty Year Bonds
JPY	712,600,000	1.000%		03/20/62	$ 2,992,796
Japan Government Ten Year Bonds
	2,015,900,000	0.100		06/20/30	12,133,992
	2,089,600,000	0.100		09/20/31	12,376,032
Japan Government Thirty Year Bonds
	721,900,000	1.400		09/20/52	3,792,925
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	5,048,639
Japan Government Two Year Bonds
	3,572,400,000	0.005		07/01/24	22,203,990
	780,250,000	0.005		09/01/24	4,849,344
	1,892,350,000	0.005		01/01/25	11,756,352
Japan Treasury Discount Bills (h)
	2,304,450,000	0.000		08/05/24	14,322,854

					89,476,924

Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940		02/12/29	404,398

Singapore Dollar – 0.1%
Singapore Government Bonds
SGD	1,320,000	3.375		09/01/33	987,119

South Korean Won – 0.5%
Korea Treasury Bonds
KRW	2,598,070,000	1.875		06/10/29	1,769,958
	2,641,660,000	1.375		12/10/29	1,739,695

					3,509,653

Thailand Baht – 0.1%
Thailand Government Bonds
THB	6,350,000	2.650		06/17/28	174,057
	6,710,000	2.875		12/17/28	185,662
	3,240,000	3.350		06/17/33	92,863
	70,000	3.390		06/17/37	2,006
	7,490,000	3.450		06/17/43	210,204

					664,792

United States Dollar – 1.2%
Chile Government International Bonds(c)
	$430,000	3.100		05/07/41	314,855
Export-Import Bank of Korea
	390,000	5.000		01/11/28	391,661
	330,000	5.125		01/11/33	331,544
Hungary Government International Bonds
	2,040,000	6.125		05/22/28	2,078,250
Korea Hydro & Nuclear Power Co. Ltd.(d)
	630,000	4.250		07/27/27	612,675
Mexico Government International Bonds(c)
	1,521,000	3.771		05/24/61	935,415
	360,000	3.750		04/19/71	216,180
Panama Government International Bonds(c)
	200,000	6.875		01/31/36	195,688
Peru Government International Bonds(c)
	10,000	2.780		12/01/60	5,609
	100,000	3.230	(k)	07/28/21	56,250

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Philippines Government International Bonds
$470,000	3.700%	03/01/41	$ 380,752
Republic of Poland Government International Bonds(c)
600,000	5.125	09/18/34	590,340
650,000	5.500	03/18/54	630,552
Romania Government International Bonds
240,000	3.000 (d)	02/27/27	223,200
70,000	6.375	01/30/34	70,294
Saudi Government International Bonds
830,000	4.875	07/18/33	810,287
Uruguay Government International Bonds(c)
90,000	4.375	01/23/31	87,570

			7,931,122

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $195,352,768)			$166,204,165

Asset-Backed Securities(c) – 14.2%
Automotive – 3.1%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$1,058,623	5.850%	08/17/26	$1,059,252
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
3,525,000	5.240	07/15/26	3,517,071
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
2,048,236	5.680	09/15/26	2,048,285
Ford Credit Auto Owner Trust Series 2024-1, Class A(e)(d)
1,625,000	4.870	08/15/36	1,610,812
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
1,213,485	5.890	11/16/26	1,214,623
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(d)
1,500,000	5.340	06/15/28	1,501,838
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A(d)
2,574,020	5.150	06/15/26	2,566,115
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
169,702	5.920	11/16/26	169,913
Nissan Auto Lease Trust Series 2024-A, Class A2A
3,400,000	5.110	10/15/26	3,387,707
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
425,000	5.930	03/15/28	428,868
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
1,108,080	6.080	05/17/27	1,109,515
Santander Drive Auto Receivables Trust Series 2024-1, Class A2
1,091,020	5.710	02/16/27	1,090,488

			19,704,487

Collateralized Loan Obligations(d) – 6.7%
1988 CLO 4 Ltd. Series 2024-4A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
1,575,000	9.550	04/15/37	1,594,078
1988 CLO 5 Ltd. Series 2024-5A, Class A1(b) (3 mo. USD Term SOFR + 1.540%)
1,275,000	6.865	07/15/37	1,275,000

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3 mo. USD Term SOFR + 1.562%)
$2,100,000	6.890%	01/15/33	$ 2,102,545
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b) (3 mo. USD Term SOFR + 1.482%)
2,100,000	6.810	04/15/33	2,100,000
ARES LXIV CLO Ltd. Series 2022-64A, Class A1(b) (3 mo. USD Term SOFR +1.440%)
3,225,000	6.769	04/15/35	3,226,877
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.250%)
2,575,000	6.573	04/18/33	2,586,129
Barings CLO Ltd. Series 2022-4A, Class A(b) (3 mo. USD Term SOFR + 1.990%)
1,275,000	7.315	10/20/34	1,279,422
Carlyle U.S. CLO Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.050%)
1,900,000	7.375	04/25/37	1,903,667
Elmwood CLO IV Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.460%)
5,300,000	6.783	04/18/37	5,328,954
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A(b) (3 mo. USD Term SOFR + 1.500%)
1,375,000	6.815	07/25/37	1,377,230
Jamestown CLO XII Ltd. Series 2019-1A, Class A2BR(b) (3 mo. USD Term SOFR + 1.850%)
1,650,000	7.175	04/20/32	1,654,151
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b) (1 mo. USD Term SOFR + 1.600%)
553,985	6.934	05/25/54	557,453
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3 mo. USD Term SOFR + 1.622%)
1,800,000	6.950	04/14/33	1,801,800
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R(b) (3 mo. USD Term SOFR + 1.670%)
1,225,000	7.002	07/15/37	1,231,247
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b) (3 mo. USD Term SOFR + 1.392%)
740,000	6.720	10/14/35	740,590
New Mountain CLO 1 Ltd. Series CLO-1A, Class AR(b) (3 mo. USD Term SOFR + 1.462%)
1,150,000	6.790	10/15/34	1,150,571
Oaktree CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term
SOFR + 1.422%)
5,000,000	6.750	07/15/34	5,000,400
OZLM XIV Ltd. Series 2015-14A, Class CRR(b) (3 mo. USD Term SOFR + 3.652%)
1,700,000	8.980	07/15/34	1,703,261
Regatta XI Funding Ltd. Series 2018-1A, Class BR(b) (-1X 3 mo. USD Term SOFR + 1.750%)
1,475,000	1.000	07/17/37	1,475,000
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
167,312	5.750	12/20/50	168,304
Venture 36 CLO Ltd. Series 2019-36A, Class D(b) (3 mo. USD Term SOFR + 4.412%)
900,000	9.736	04/20/32	893,658

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(d) – (continued)
Voya CLO Ltd. Series 2019-1A, Class AR(b) (3 mo. USD Term SOFR + 1.322%)
$1,439,685	6.650%	04/15/31	$ 1,441,838
Voya CLO Ltd. Series 2019-2A, Class AR(b) (3 mo. USD Term SOFR + 1.200%)
2,625,000	6.525	07/20/32	2,625,756

			43,217,931

Credit Card – 1.5%
American Express Credit Account Master Trust Series 2022-2,
Class A
1,975,000	3.390	05/15/27	1,939,991
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,500,000	4.720	02/15/29	1,486,648
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (1 mo. USD Term SOFR + 0.900%)
2,600,000	6.233	08/15/28	2,615,219
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
2,000,000	3.490	05/15/27	1,965,939
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,275,000	5.230	12/08/27	1,272,451

			9,280,248

Student Loan(b)(d) – 2.9%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR (3 mo. USD Term SOFR + 1.272%)
1,682,690	6.596	04/20/31	1,684,025
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A (3 mo. USD Term SOFR + 1.800%)
1,650,000	7.123	07/24/36	1,666,167
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR (3 mo. USD Term SOFR + 1.420%)
2,975,000	6.745	04/20/36	2,988,715
ECMC Group Student Loan Trust Series 2017-1A, Class A (1 mo. USD Term SOFR + 1.314%)
2,119,316	6.650	12/27/66	2,116,610
Navient Student Loan Trust Series 2017-2A, Class A (1 mo. USD Term SOFR + 1.164%)
3,175,629	6.500	12/27/66	3,184,449
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR (3 mo. USD Term SOFR + 1.400%)
1,500,000	6.729	04/15/31	1,501,324
PHEAA Student Loan Trust Series 2016-1A, Class A (1 mo. USD Term SOFR + 1.264%)
808,685	6.600	09/25/65	809,798
Silver Point CLO 4 Ltd. Series 2024-4A, Class A1 (3 mo. USD Term SOFR + 1.630%)
4,500,000	6.887	04/15/37	4,540,257

			18,491,345

TOTAL ASSET-BACKED SECURITIES (Cost $90,326,976)			$ 90,694,011

U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds
$3,560,000	2.375%	11/15/49	$ 2,364,063

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$2,440,000	4.750%	11/15/53	$ 2,523,112
U.S. Treasury Inflation-Indexed Bonds
2,046,079	1.500	02/15/53	1,719,586
U.S. Treasury Notes
1,574,700	0.625	05/15/30	1,272,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,793,725)			$ 7,879,561

Shares	Description		Value

Exchange Traded Funds – 0.1%
3,755	Vanguard Intermediate-Term Corporate Bond ETF		$ 300,137
(Cost $306,202)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 108.5% (Cost $736,193,701)			$695,403,559

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d)(h) – 0.7%
Certificates of Deposit(d)(h) – 0.7%
Bayer Corp.
$4,300,000	0.000%	07/15/24	$ 4,288,642
(Cost $4,290,970)

TOTAL SHORT-TERM INVESTMENTS (Cost $4,290,970)			$ 4,288,642

TOTAL INVESTMENTS – 109.2% (Cost $740,484,671)			$699,692,201

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.2)%			(58,950,753)

NET ASSETS – 100.0%			$640,741,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $80,684,532 which represents approximately 12.7% of net assets as of June 30, 2024.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $10,441,318, which represents approximately 1.7% of the Fund’s net assets as of June 30, 2024.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Actual maturity date is June 30, 2120.

(k)	Actual maturity date is July 28, 2121.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	10,415,421	USD	6,916,498	09/18/24	$45,930
	CAD	1,814,986	EUR	1,219,000	09/18/24	18,694
	CAD	717,890	USD	524,004	07/26/24	1,073
	CHF	771,731	EUR	802,000	09/18/24	5,041
	EUR	2,652,924	CHF	2,500,837	09/18/24	41,714
	EUR	657,429	USD	704,842	07/30/24	259
	IDR	18,052,813,318	USD	1,094,977	09/18/24	6,852
	INR	61,396,381	USD	735,462	07/22/24	420
	USD	2,228,250	AUD	3,318,515	09/18/24	9,912
	USD	5,804,405	CHF	5,143,889	09/18/24	23,857
	USD	2,933,213	CNH	21,170,165	09/19/24	15,337
	USD	408,416	COP	1,614,629,165	08/08/24	22,003
	USD	85,569,410	EUR	79,161,125	07/30/24	668,035
	USD	1,325,108	EUR	1,228,000	09/18/24	4,922
	USD	1,827,857	GBP	1,437,128	09/18/24	10,117
	USD	2,177,671	IDR	35,426,781,255	09/12/24	15,075
	USD	1,167,469	ILS	4,304,468	08/22/24	25,245
	USD	99,907,095	JPY	15,521,166,357	07/29/24	2,996,204
	USD	3,821,346	KRW	5,232,759,550	09/12/24	14,512
	USD	2,770,903	NZD	4,518,346	09/18/24	18,812
	USD	416,171	PEN	1,556,646	09/12/24	11,181
	USD	713,879	PLN	2,873,719	09/18/24	709
	USD	3,327,999	SEK	34,564,418	09/18/24	53,572
	USD	1,002,902	SGD	1,345,883	07/05/24	10,124
	USD	783,853	THB	28,548,157	09/18/24	886
	ZAR	6,416,243	USD	349,370	09/18/24	1,166

TOTAL						$4,021,652

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	1,106,388	USD	810,272	09/18/24	$(9)
	CHF	6,637,762	EUR	6,993,624	09/18/24	(59,316)
	CHF	769,778	USD	868,000	09/18/24	(2,947)
	CLP	124,095,796	USD	131,865	09/23/24	(68)
	EUR	642,000	PLN	2,798,061	09/18/24	(4,200)
	EUR	1,813,933	USD	1,969,012	07/30/24	(23,544)
	EUR	4,688,609	USD	5,076,771	09/18/24	(36,188)
	GBP	1,142,532	USD	1,452,058	07/02/24	(7,766)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	GBP	1,374,553	USD	1,753,751	09/18/24	$(15,158)
	JPY	4,040,417,844	USD	25,304,355	07/29/24	(76,838)
	JPY	682,988,388	USD	4,354,041	08/05/24	(85,505)
	JPY	408,682,324	USD	2,639,443	09/18/24	(68,272)
	NOK	27,721,092	USD	2,605,859	09/18/24	(4,399)
	NZD	1,421,688	AUD	1,317,000	09/18/24	(14,440)
	PLN	3,438,841	USD	859,976	09/18/24	(6,559)
	SGD	2,104,489	USD	1,561,288	09/18/24	(3,469)
	USD	6,324,819	CAD	8,679,580	07/31/24	(24,174)
	USD	4,030,190	CAD	5,518,341	09/18/24	(11,165)
	USD	13,854,036	EUR	12,933,201	07/30/24	(16,996)
	USD	1,746,173	EUR	1,626,000	09/18/24	(1,891)
	USD	19,484,425	GBP	15,423,349	07/02/24	(12,456)
	USD	18,352,428	GBP	14,524,761	09/27/24	(20,295)
	USD	2,539,586	INR	212,781,144	09/18/24	(6,008)
	USD	1,172,379	MXN	22,190,758	09/18/24	(25,629)
	USD	1,820,916	ZAR	33,641,115	09/18/24	(16,984)

TOTAL						$(544,276)

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	08/15/24	$(1,000,000)	$(872,377)
Government National Mortgage Association	3.000	TBA - 30yr	07/15/24	(1,000,000)	(871,987)
Government National Mortgage Association	4.000	TBA - 30yr	07/15/24	(2,000,000)	(1,848,271)
Government National Mortgage Association	4.500	TBA - 30yr	07/15/24	(16,000,000)	(15,209,134)
Government National Mortgage Association	5.000	TBA - 30yr	07/15/24	(2,000,000)	(1,947,285)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/15/24	(14,000,000)	(10,949,532)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/15/24	(4,000,000)	(3,659,375)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/15/24	(7,000,000)	(6,598,319)

(PROCEEDS RECEIVED: $(42,187,266))					$(41,956,280)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Australian Bonds	54	09/16/24	$4,091,139	$(2,590)
10 Year U.K. Long Gilt	67	09/26/24	8,263,658	21,063
10 Year U.S. Treasury Notes	103	09/19/24	11,328,391	(30,774)
2 Year German Euro-Schatz	35	09/06/24	3,961,981	19,304

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	165	09/19/24	$19,521,563	$78,987
3 Year Australian Bonds	71	09/16/24	4,994,865	(16,019)
30 Year German Euro-Buxl	38	09/06/24	5,300,262	63,385
5 Year German Euro-Bund	84	09/06/24	11,840,514	115,919
5 Year U.S. Treasury Notes	696	09/30/24	74,178,375	439,700
Euro BTP	18	09/06/24	2,222,458	(24,317)
Euro-Bobl	108	09/06/24	13,467,759	128,220
French Government Bonds	15	09/06/24	1,977,831	(25,083)
Montreal Exchange 10 Year Canadian Bonds	171	09/18/24	15,008,201	94,865
Ultra Long U.S. Treasury Bonds	90	09/19/24	11,280,938	(9,227)

Total				$853,433

Short position contracts:
2 Year U.S. Treasury Notes	(332)	09/30/24	(67,800,625)	(177,756)
Ultra 10-Year U.S. Treasury Note	(154)	09/19/24	(17,483,812)	(151,428)

Total				$(329,184)

TOTAL FUTURES CONTRACTS				$524,249

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.271	Bank of America Securities LLC	12/21/31	MYR	1,540	$(10,670)	$—	$(10,670)
3M KLIBOR	3.735	Citibank NA	07/14/32		1,950	(1,310)	—	(1,310)
3M KLIBOR	3.750	Citibank NA	12/21/32		3,450	(2,602)	(40,886)	38,284
3M KLIBOR	3.680	MS & Co. Int. PLC	07/12/32		1,940	(2,928)	—	(2,928)

TOTAL						$(17,510)	$(40,886)	$23,376

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M EURO(a)	1.750%(b)	09/21/24	EUR	2,880	$23,664	$(991)	$24,655
1M BID Average(c)	12.060(c)	01/02/25	BRL	9,890	(9,408)	106,201	(115,609)
1M BID Average(c)	12.063(c)	01/02/25		11,420	8,633	122,145	(113,512)
1M BID Average(c)	10.850(c)	01/02/26		38,810	(118,719)	9,195	(127,914)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

9.750%(c)	1M BID Average(c)	01/02/26	BRL	3,790		$17,183	$11,516	$5,667
6M EURO(d)	2.250%(d)	02/17/26	EUR	31,960	(e)	(198,287)	(84,555)	(113,732)
3.750(d)	12M SOFR(d)	02/18/26		$27,520	(e)	160,808	110,527	50,281
4.223(d)	12M SOFR(d)	04/11/26		11,600	(e)	3,366	(96)	3,462
4.426(d)	12M SOFR(d)	04/16/26		15,780	(e)	(26,730)	6,200	(32,930)
2.980(d)	6M EURO(f)	04/24/26	EUR	29,720	(e)	(4,924)	(111,288)	106,364
4.172(d)	12M SOFR(d)	05/20/26		$9,310	(e)	513	621	(108)
6M CLICP(f)	4.500(f)	06/21/26	CLP	756,520		(12,252)	(7,777)	(4,475)
12M SOFR(b)	4.730(b)	06/30/26		$47,000	(e)	197,579	17,795	179,784
10.000(c)	Mexico Interbank TIIE 28 Days(c)	09/16/26	MXN	11,510	(e)	696	4,182	(3,486)
3M CNY(a)	1.750(a)	09/18/26	CNY	87,180	(e)	(10,451)	(18,579)	8,128
3.750(b)	12M SOFR(b)	09/18/26		$43,450	(e)	532,545	505,211	27,334
3M STIBOR(a)	3.000(b)	09/18/26	SEK	632,180	(e)	269,412	519	268,893
6M CDOR(f)	3.500(f)	09/18/26	CAD	56,600	(e)	(230,053)	(219,925)	(10,128)
4.000(a)	3M AUDOR(a)	09/18/26	AUD	173,580	(e)	711,075	(258,666)	969,741
6M GBP(b)	4.000(b)	09/18/26	GBP	53,810	(e)	(457,368)	(469,667)	12,299
3M NIBOR(f)	4.250(b)	09/18/26	NOK	533,510	(e)	(62,840)	78,312	(141,152)
1.250(b)	6M CHFOR(b)	09/18/26	CHF	28,460	(e)	(253,782)	(166,025)	(87,757)
2.250(b)	6M EURO(b)	09/18/26	EUR	4,110	(e)	53,238	47,034	6,204
6.500(f)	6M MIBOR(f)	09/18/26	INR	265,670	(e)	614	796	(182)
4.250(b)	6M PRIBO(f)	09/18/26	CZK	70,370	(e)	(17,960)	(17,586)	(374)
5.500(b)	6M WIBOR(f)	09/18/26	PLN	13,660	(e)	(16,851)	(10,650)	(6,201)
4.250(b)	12M SOFR(b)	09/26/26		$7,170	(e)	18,380	8,222	10,158
4.000(a)	3M AUDOR(a)	09/26/26	AUD	9,460	(e)	38,150	11,978	26,172
3.000(b)	6M EURO(f)	09/26/26	EUR	5,820	(e)	8,421	1	8,420
4.250(b)	6M GBP(b)	09/26/26	GBP	5,280	(e)	12,099	(346)	12,445
10.286(c)	1M BID Average(c)	01/04/27	BRL	8,240		51,290	—	51,290
12M SOFR(b)	3.350(b)	10/06/27		$82,060	(e)	(746,016)	(268,096)	(477,920)
12M SOFR(b)	3.804(b)	04/13/28		24,800	(e)	28,681	6,750	21,931
6M EURO(f)	2.500(b)	05/14/28	EUR	33,240	(e)	(101,957)	(49,834)	(52,123)
2.500(b)	6M EURO(f)	09/18/28		1,510	(e)	21,813	22,162	(349)
12M SOFR(b)	3.696(b)	09/22/28		$56,690	(e)	8,384	(120,467)	128,851
4.301(b)	12M SOFR(b)	11/30/28		92,020	(e)	(878,046)	(24,331)	(853,715)
11.500(c)	1M BID Average(c)	01/02/29	BRL	6,450		18,124	(27,638)	45,762
10.250(c)	1M BID Average(c)	01/02/29		38,590		366,487	251,667	114,820
6M JYOR(b)	0.500(b)	09/18/29	JPY	12,678,800	(e)	—	—	—
3.500(b)	12M SOFR(b)	09/18/29		$1,800	(e)	39,068	34,034	5,034
3M CNY(a)	2.000(a)	09/18/29	CNY	473,970	(e)	193,629	(109,785)	303,414
6M THOR(a)	2.500(a)	09/18/29	THB	103,100	(e)	10,248	(3,392)	13,640
3M STIBOR(a)	2.750(b)	09/18/29	SEK	77,710	(e)	76,587	73,978	2,609
6M CDOR(f)	3.000(f)	09/18/29	CAD	4,850	(e)	(56,183)	(59,497)	3,314
6M GBP(b)	3.750(b)	09/18/29	GBP	8,000	(e)	(68,919)	(68,410)	(509)
3M NIBOR(f)	4.000(b)	09/18/29	NOK	131,840	(e)	55,846	119,537	(63,691)
3M NZDOR(a)	4.500(f)	09/18/29	NZD	14,450	(e)	42,909	3,183	39,726
4.250(f)	6M AUDOR(f)	09/18/29	AUD	1,280	(e)	4,859	1,205	3,654
2.250(b)	6M EURO(b)	09/18/29	EUR	15,900	(e)	305,799	295,310	10,489
2.500(b)	6M EURO(f)	09/18/29		3,360	(e)	53,198	52,818	380
6M JYOR(b)	6M JYOR(b)	09/18/29	JPY	12,678,800	(e)	895,641	820,758	74,883
6.500(f)	6M MIBOR(f)	09/18/29	INR	193,310	(e)	(8,189)	(4,386)	(3,803)
12M SOFR(b)	4.024(b)	04/16/30		$27,330	(e)	233,147	(117,477)	350,624
6M EURO(f)	2.710(b)	04/24/30	EUR	22,940	(e)	(11,082)	(54,311)	43,229
2.500(b)	6M EURO(f)	09/18/31		960	(e)	18,981	17,725	1,256
2.680(b)	12M SOFR(b)	07/28/32		$14,780	(e)	617,630	209,644	407,986

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(f)	3.000%(b)	11/10/33	EUR	10,810	(e)	$115,968	$87,430	$28,538
6M EURO(b)	2.370(b)	01/19/34		21,760	(e)	(357,391)	(19,742)	(337,649)
2.535%(b)	6M EURO(f)	01/19/34		21,760	(e)	301,170	21,838	279,332
12M SOFR(b)	3.789(b)	05/21/34	$	15,600	(e)	(12,351)	5,807	(18,158)
5.000(f)	6M CLICP(f)	06/21/34	CLP	210,740		6,589	5,137	1,452
9.250(c)	Mexico Interbank TIIE 28 Days(c)	09/06/34	MXN	7,170	(e)	2,441	8,895	(6,454)
6M CHFOR(b)	1.250(b)	09/18/34	CHF	3,270	(e)	94,291	37,249	57,042
3M JIBAR(a)	10.000(a)	09/18/34	ZAR	8,600	(e)	21,426	11,660	9,766
3.750(b)	12M SOFR(b)	09/18/34	$	1,000	(e)	—	10,799	(10,799)
6M EURO(f)	2.500(b)	09/18/34	EUR	5,500	(e)	(158,289)	(144,498)	(13,791)
3M STIBOR(a)	2.750(b)	09/18/34	SEK	37,600	(e)	54,207	56,870	(2,663)
6M CDOR(f)	3.250(f)	09/18/34	CAD	1,410	(e)	(13,120)	(15,775)	2,655
3.750(b)	3M NIBOR(f)	09/18/34	NOK	21,270	(e)	2,182	(12,228)	14,410
4.750(f)	3M NZDOR(a)	09/18/34	NZD	660	(e)	(8,815)	(8,830)	15
6M PRIBO(f)	4.000(b)	09/18/34	CZK	17,640	(e)	7,651	(815)	8,466
6M WIBOR(f)	5.500(b)	09/18/34	PLN	1,310	(e)	9,847	6,339	3,508
4.500(f)	6M AUDOR(f)	09/18/34	AUD	300	(e)	794	101	693
3.500(b)	6M GBP(b)	09/18/34	GBP	900	(e)	31,529	30,694	835
3M KWCDC(a)	3.250(a)	09/19/34	KRW	11,072,660	(e)	77,064	(41,944)	119,008
3.992(b)	12M SOFR(b)	04/16/35	$	15,080	(e)	(185,114)	84,495	(269,609)
2.740(b)	6M EURO(f)	04/24/35	EUR	12,250	(e)	35,158	(56,782)	91,940
3.240(b)	12M SOFR(b)	10/06/35	$	18,970	(e)	841,655	60,243	781,412
3.781(b)	12M SOFR(b)	09/22/36		12,780	(e)	19,925	189,730	(169,805)
12M SOFR(b)	2.910(b)	07/28/37		37,860	(e)	(1,280,467)	(527,965)	(752,502)
6M EURO(f)	2.152(b)	08/09/37	EUR	11,010	(e)	(332,948)	(1,028,371)	695,423
12M SOFR(b)	3.391(b)	05/10/38	$	6,480	(e)	(118,115)	(185,616)	67,501
6M EURO(f)	3.000(b)	01/25/39	EUR	12,150	(e)	36,620	33,014	3,606
1.451(b)	6M EURO(f)	08/10/42		28,020	(e)	1,192,120	(865,101)	2,057,221
2.500(b)	6M EURO(f)	01/25/44		29,050	(e)	17,313	(6,117)	23,430
2.500(b)	6M EURO(f)	09/18/44		350	(e)	14,672	12,932	1,740
2.080(b)	12M SOFR(b)	07/28/47	$	37,570	(e)	1,169,904	587,457	582,447
6M EURO(f)	1.051(b)	08/11/47	EUR	16,400	(e)	(541,617)	(1,250,249)	708,632
6M EURO(f)	2.000(b)	01/25/49		17,330	(e)	(9,569)	(16,284)	6,715
2.564(b)	12M SOFR(b)	05/11/53	$	6,270	(e)	161,446	(7,820)	169,266
2.000(b)	6M EURO(f)	05/17/53	EUR	7,200	(e)	115,767	38,063	77,704
2.500(b)	6M EURO(f)	11/10/53		5,840	(e)	(189,995)	(262,455)	72,460
3.380(b)	12M SOFR(b)	04/11/54	$	6,850	(e)	2,322	(4,129)	6,451
3.343(b)	12M SOFR(b)	05/20/54		8,920	(e)	19,142	8,472	10,670
2.500(b)	6M EURO(f)	09/18/54	EUR	4,460	(e)	25,951	(1,599)	27,550

TOTAL						$2,978,043	$(2,483,644)	$5,461,687

(a)	Payments made quarterly.
(b)	Payments made annually.
(c)	Payments made at monthly.
(d)	Payments made at maturity.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(f)	Payments made semi-annually.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	5.375%	JPMorgan Securities, Inc.	12/15/56	$3,400	$(473,738)	$(434,550)	$(39,188)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
BASF SE, 1.750%, 3/11/25	(1.000)%	0.404%	06/20/29	EUR	1,079	$(32,332)	$(32,258)	$(74)
Continental AG, 0.375%, 6/27/25	(1.000)	1.059	06/20/29		1,442	3,654	(14,123)	17,777
ICE CD ITXEB 41	(1.000)	0.609	06/20/29		—	—	(46)	46
ICE CD ITXES 41	(1.000)	0.717	06/20/29		5,568	(78,719)	(110,022)	31,303
Next Group PLC, 3.625%, 5/18/28	(1.000)	0.566	06/20/29		920	(20,058)	(20,966)	908
Protection Sold:
Alstom SA, 0.250%, 10/15/26	1.000	1.192	06/20/29		1,139	(10,283)	(46,492)	36,209
CDX.NA.IG Index 39	1.000	0.390	12/20/27		$34,218	681,085	622,659	58,426
CDX.NA.IG Index 40	1.000	0.422	06/20/28		8,143	173,494	104,942	68,552
CDX.NA.IG Index 41	1.000	0.479	12/20/28		4,508	96,177	46,616	49,561
CDX.NA.IG Index 42	1.000	0.538	06/20/29		42,270	876,278	863,083	13,195
Republic of Chile, 2.15%, 2/06/2028	1.000	0.579	06/20/29		1,250	23,872	26,020	(2,148)
Republic of Indonesia, 2.150%, 7/28/2031	1.000	0.783	06/20/29		1,740	17,245	19,965	(2,720)
Republic of Peru, 8.75%, 11/21/2033	1.000	0.773	06/20/29		1,150	11,945	17,632	(5,687)
Stellantis NV, 2.000%, 3/20/25	5.000	0.987	12/20/28	EUR	886	159,442	152,655	6,787

TOTAL						$1,901,800	$1,629,665	$272,135

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
7M IRS	BNP Paribas SA	2.250%	11/10/2025	26,650,000	$26,650,000	$60,358	$70,079	$(9,721)
1Y IRS	Capital Securities Corp.	2.500	05/29/2025	25,770,000	25,770,000	46,837	33,774	13,063
6M IRS	Capital Securities Corp.	2.375	11/28/2025	26,120,000	26,120,000	72,879	58,205	14,674
1Y IRS	Citibank NA	2.500	05/09/2025	26,250,000	26,250,000	42,666	52,936	(10,270)

Total purchased option contracts				104,790,000	$104,790,000	$222,740	$214,994	$7,746

Written option contracts
Calls
7M IRS	BNP Paribas SA	2.316	11/10/2025	(2,960,000)	(2,960,000)	(56,182)	(69,998)	13,816
1M IRS	BofA Securities LLC	2.773	07/26/2024	(3,770,000)	(3,770,000)	(21,916)	(31,056)	9,140
1Y IRS	Capital Securities Corp.	2.333	05/29/2025	(2,870,000)	(2,870,000)	(39,194)	(33,771)	(5,423)
6M IRS	Capital Securities Corp.	2.398	11/28/2025	(2,910,000)	(2,910,000)	(64,225)	(58,173)	(6,052)
1M IRS	Citibank NA	2.796	07/10/2024	(3,700,000)	(3,700,000)	(14,648)	(29,207)	14,559
1M IRS	Citibank NA	2.738	07/17/2024	(3,770,000)	(3,770,000)	(12,909)	(31,394)	18,485
1M IRS	Citibank NA	3.915	07/29/2024	(3,910,000)	(3,910,000)	(360)	(36,027)	35,667
1Y IRS	Citibank NA	2.355	05/09/2025	(2,920,000)	(2,920,000)	(39,125)	(52,894)	13,769
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(3,930,000)	(3,930,000)	(18,293)	(36,795)	18,502
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(3,860,000)	(3,860,000)	(46,106)	(32,738)	(13,368)
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(3,910,000)	(3,910,000)	(19,362)	(34,701)	15,339
1M IRS	UBS AG (London)	2.764	07/03/2024	(3,710,000)	(3,710,000)	(3,862)	(29,248)	25,386

				(42,220,000)	$(42,220,000)	$(336,182)	$(476,002)	$139,820

Puts
1M IRS	BofA Securities LLC	2.773	07/26/2024	(3,770,000)	(3,770,000)	(41,312)	(31,056)	(10,256)
1M IRS	Citibank NA	2.796	07/10/2024	(3,700,000)	(3,700,000)	(27,756)	(29,207)	1,451
1M IRS	Citibank NA	2.738	07/17/2024	(3,770,000)	(3,770,000)	(45,687)	(31,394)	(14,293)
1M IRS	Citibank NA	3.915	07/29/2024	(3,910,000)	(3,910,000)	(360)	(36,027)	35,667
1M IRS	Deutsche Bank AG (London)	3.860	07/17/2024	(3,930,000)	(3,930,000)	(45,697)	(36,795)	(8,902)
1M IRS	MS & Co. Int. PLC	4.065	07/10/2024	(3,860,000)	(3,860,000)	(9,501)	(32,738)	23,237
1M IRS	MS & Co. Int. PLC	3.830	07/24/2024	(3,910,000)	(3,910,000)	(55,056)	(34,701)	(20,355)
1M IRS	UBS AG (London)	2.764	07/03/2024	(3,710,000)	(3,710,000)	(28,745)	(29,248)	503

				(30,560,000)	$(30,560,000)	$(254,114)	$(261,166)	$7,052

Total written option contracts				(72,780,000)	$(72,780,000)	$(590,296)	$(737,168)	$146,872

TOTAL				32,010,000	$32,010,000	$(367,556)	$(522,174)	$154,618

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
7M IRS	— 7 Month Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 39	— CDX North America Investment Grade Index 39
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 74.3%
Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$230,000	7.875%	04/01/30	$ 231,516

Aerospace & Defense – 0.7%
Boeing Co.(a)
	90,000	5.150	05/01/30	86,405
	25,000	3.250	02/01/35	19,096
	90,000	5.805	05/01/50	81,258
Bombardier, Inc.(a)(b)
	120,000	7.000	06/01/32	121,639
Howmet Aerospace, Inc.
	180,000	5.950	02/01/37	184,815
TransDigm, Inc.(a)
	30,000	4.625	01/15/29	28,032
	220,000	4.875	05/01/29	206,123

				727,368

Agriculture – 0.2%
MHP Lux SA
	200,000	6.950	04/03/26	165,000

Airlines(b) – 0.4%
Allegiant Travel Co.(a)
	110,000	7.250	08/15/27	104,889
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	280,000	5.750	04/20/29	272,849

				377,738

Automotive – 2.5%
Dealer Tire LLC/DT Issuer LLC(a)(b)
	575,000	8.000	02/01/28	556,186
Ford Motor Co.
	185,000	4.750	01/15/43	149,780
Ford Motor Credit Co. LLC(a)
	200,000	5.850	05/17/27	200,184
	235,000	4.950	05/28/27	229,529
Forvia SE(a)
EUR	100,000	2.375	06/15/29	96,118
General Motors Co.(a)
	$135,000	6.125	10/01/25	135,687
General Motors Financial Co., Inc.(a)
	365,000	5.650	01/17/29	366,847
Hyundai Capital America(a)(b)
	370,000	6.200	09/21/30	384,241
Phinia, Inc.(a)(b)
	105,000	6.750	04/15/29	106,593
Schaeffler AG(a)
EUR	100,000	4.750	08/14/29	107,808
ZF Europe Finance BV(a)
	100,000	6.125	03/13/29	113,151

				2,446,124

Banks – 15.4%
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
	$200,000	8.748	10/15/24	203,687
Banco Mercantil del Norte SA(a)(c) (10 yr. CMT + 5.353%)
	400,000	7.625	01/10/28	390,960

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA
$600,000	2.749%		12/03/30	$ 499,464
400,000	6.921		08/08/33	418,096
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
345,000	2.496		02/13/31	298,108
(3 mo. USD Term SOFR + 1.332%)
285,000	3.970		03/05/29	272,457
(3 mo. USD Term SOFR + 1.572%)
340,000	4.271		07/23/29	327,529
(Secured Overnight Financing Rate + 1.220%)
415,000	2.651		03/11/32	351,302
(Secured Overnight Financing Rate + 1.530%)
470,000	1.898		07/23/31	386,876
(Secured Overnight Financing Rate + 1.630%)
150,000	5.202		04/25/29	149,735
(Secured Overnight Financing Rate + 2.150%)
515,000	2.592		04/29/31	445,120
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.755%)
15,000	4.596		07/26/30	14,654
Barclays PLC(a)
250,000	4.337		01/10/28	240,425
(Secured Overnight Financing Rate + 2.714%)
225,000	2.852	(c)	05/07/26	219,355
BBVA Bancomer SA(a)(c) (5 yr. CMT + 2.650%)
200,000	5.125		01/18/33	182,438
BNP Paribas SA (a)(b)(c) (Secured Overnight Financing Rate + 1.004%)
200,000	1.323		01/13/27	186,744
Citigroup, Inc.
635,000	4.125		07/25/28	609,124
(5 yr. CMT + 3.417%)
260,000	3.875	(a)(c)	02/18/26	246,451
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(c)	11/05/30	329,544
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
150,000	5.650		10/06/25	145,665
Fifth Third Bancorp (a)(c) (Secured Overnight Financing Rate + 2.127%)
350,000	4.772		07/28/30	336,623
HSBC Holdings PLC (a)(c) (Secured Overnight Financing Rate + 1.538%)
200,000	1.645		04/18/26	193,562
Itau Unibanco Holding SA(a)(c) (5 yr. CMT + 3.981%)
200,000	7.721		12/12/24	199,938
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	269,507
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	293,591
(3 mo. USD Term SOFR + 3.125%)
470,000	4.600		02/01/25	463,815
M&T Bank Corp. (a)(c) (Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	439,479
Macquarie Bank Ltd.(a)(b)(c) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	528,453

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(c)
(3 mo. USD Term SOFR + 1.890%)
$280,000	4.431%		01/23/30	$ 270,684
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	325,515
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	657,457
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	124,566
(Secured Overnight Financing Rate + 1.610%)
150,000	4.210		04/20/28	145,839
PNC Financial Services Group, Inc.(a)(c) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	508,970
Royal Bank of Canada(a)(c) (5 yr. CMT + 2.887%)
485,000	7.500		05/02/84	500,408
State Street Corp.(a)(c) (5 yr. CMT + 2.613%)
245,000	6.700		03/15/29	246,007
Truist Financial Corp.(a)(c)
(10 yr. CMT + 4.349%)
561,000	5.100		03/01/30	526,498
(5 yr. CMT + 3.003%)
255,000	4.800		09/01/24	250,474
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,176
U.S. Bancorp(a)(c) (5 yr. CMT + 2.541%)
285,000	3.700		01/15/27	257,902
UBS Group AG
250,000	4.550		04/17/26	245,720
(1 yr. CMT + 1.100%)
435,000	2.746	(a)(b)(c)	02/11/33	355,656
(5 yr. CMT + 3.098%)
353,000	3.875	(a)(b)(c)	06/02/26	325,879
(5 yr. CMT + 4.745%)
200,000	9.250	(a)(b)(c)	11/13/28	214,790
Wells Fargo & Co.
230,000	4.300		07/22/27	223,965
95,000	4.150	(a)	01/24/29	91,313
(5 yr. CMT + 3.453%)
260,000	3.900	(a)(c)	03/15/26	248,971
(5 yr. CMT + 3.606%)
400,000	7.625	(a)(c)	09/15/28	426,300
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(a)(c)	07/25/33	375,433
Yapi ve Kredi Bankasi AS(a)(b)(c) (5 yr. CMT + 5.278%)
200,000	9.250		01/17/34	205,125

				15,195,350

Beverages(a) – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	371,619
Constellation Brands, Inc.
100,000	3.150		08/01/29	90,719
Keurig Dr Pepper, Inc.
421,000	3.200		05/01/30	379,502

				841,840

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – 0.5%
Amgen, Inc.
	$115,000	5.250%	03/02/30	$ 115,846
	375,000	5.250	03/02/33	373,894

				489,740

Building Materials(a) – 1.1%
Carrier Global Corp.
	410,000	2.722	02/15/30	362,112
Cornerstone Building Brands, Inc.(b)
	255,000	6.125	01/15/29	209,681
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	270,000	4.900	12/01/32	263,372
Standard Industries, Inc.(b)
	230,000	4.375	07/15/30	207,784

				1,042,949

Chemicals(a)(b) – 2.2%
Avient Corp.
	180,000	7.125	08/01/30	183,190
Axalta Coating Systems LLC
	325,000	3.375	02/15/29	291,479
Chemours Co.
	315,000	4.625	11/15/29	271,184
Ingevity Corp.
	190,000	3.875	11/01/28	172,594
International Flavors & Fragrances, Inc.
	540,000	2.300	11/01/30	450,295
Minerals Technologies, Inc.
	325,000	5.000	07/01/28	308,418
Olympus Water U.S. Holding Corp.
	245,000	7.250	06/15/31	243,648
WR Grace Holdings LLC
	230,000	5.625	08/15/29	211,474

				2,132,282

Coal(a) – 0.0%
Teck Resources Ltd.
	25,000	3.900	07/15/30	23,195

Commercial Services – 2.1%
Adani Ports & Special Economic Zone Ltd.(a)
	350,000	4.000	07/30/27	322,984
Alarm.com Holdings, Inc.(d)
	15,000	0.000	01/15/26	13,688
APi Group DE, Inc.(a)(b)
	365,000	4.125	07/15/29	332,092
	50,000	4.750	10/15/29	46,655
APX Group, Inc.(a)(b)
	305,000	5.750	07/15/29	292,608
CoStar Group, Inc.(a)(b)
	75,000	2.800	07/15/30	63,436
Garda World Security Corp.(a)(b)
	75,000	7.750	02/15/28	76,459
Quanta Services, Inc.(a)
	61,000	2.900	10/01/30	53,714
Verisure Midholding AB(a)
EUR	380,000	5.250	02/15/29	397,133

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
VT Topco, Inc.(a)(b)
$411,000	8.500%	08/15/30	$ 431,505
Wand NewCo 3, Inc.(a)(b)
5,000	7.625	01/30/32	5,165

			2,035,439

Computers(a) – 0.8%
Dell International LLC/EMC Corp.
71,000	6.020	06/15/26	71,748
270,000	5.300	10/01/29	271,482
KBR, Inc.(b)
110,000	4.750	09/30/28	102,966
McAfee Corp.(b)
250,000	7.375	02/15/30	230,832
Virtusa Corp.(b)
95,000	7.125	12/15/28	88,356

			765,384

Distribution & Wholesale(a)(b) – 0.2%
BCPE Empire Holdings, Inc.
195,000	7.625	05/01/27	188,748

Diversified Financial Services(a) – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
175,000	6.500	07/15/25	176,509
AG Issuer LLC(b)
350,000	6.250	03/01/28	342,191
AG TTMT Escrow Issuer LLC(b)
45,000	8.625	09/30/27	46,616
Air Lease Corp.
75,000	2.875	01/15/26	71,955
245,000	3.750	06/01/26	236,672
Ally Financial, Inc.(c) (7 yr. CMT + 3.481%)
295,000	4.700	05/15/28	236,354
Aviation Capital Group LLC(b)
75,000	1.950	01/30/26	70,576
Avolon Holdings Funding Ltd.(b)
75,000	2.875	02/15/25	73,489
50,000	4.250	04/15/26	48,549
Charles Schwab Corp.(c)
(5 yr. CMT + 3.256%)
265,000	5.000	06/01/27	253,785
(5 yr. CMT + 4.971%)
245,000	5.375	06/01/25	242,293
Discover Financial Services(c) (3 mo. USD Term SOFR + 3.338%)
290,000	5.500	10/30/27	250,070
Freedom Mortgage Holdings LLC(b)
340,000	9.250	02/01/29	340,078
Macquarie Airfinance Holdings Ltd.(b)
25,000	6.400	03/26/29	25,444
155,000	8.125	03/30/29	164,024
Midcap Financial Issuer Trust(b)
200,000	6.500	05/01/28	188,904
Nationstar Mortgage Holdings, Inc.(b)
200,000	5.500	08/15/28	192,312

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(a) – (continued)
Navient Corp.
$300,000	5.500%	03/15/29	$ 273,732
205,000	9.375	07/25/30	215,498
OneMain Finance Corp.
250,000	4.000	09/15/30	214,525
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(b)
160,000	6.375	02/01/27	153,728
StoneX Group, Inc.(b)
130,000	7.875	03/01/31	134,096
United Wholesale Mortgage LLC(b)
265,000	5.500	11/15/25	263,423
210,000	5.500	04/15/29	199,437
VFH Parent LLC/Valor Co.-Issuer, Inc.(b)
125,000	7.500	06/15/31	125,586
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
460,000	7.875	05/01/27	406,396

			4,946,242

Electrical(a) – 1.6%
AES Panama Generation Holdings SRL
386,052	4.375	05/31/30	334,321
American Electric Power Co., Inc.
325,000	2.300	03/01/30	276,712
NextEra Energy Operating Partners LP(b)
165,000	7.250	01/15/29	169,278
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	22,578
355,000	2.500	02/01/31	292,719
Pike Corp.(b)
445,000	5.500	09/01/28	426,564
Vistra Operations Co. LLC(b)
60,000	4.300	07/15/29	56,702

			1,578,874

Electronics(a)(b) – 0.3%
Imola Merger Corp.
375,000	4.750	05/15/29	350,805

Engineering & Construction(a) – 1.2%
Aeropuerto Internacional de Tocumen SA(b)
210,000	4.000	08/11/41	158,616
Arcosa, Inc.(b)
190,000	4.375	04/15/29	176,223
Global Infrastructure Solutions, Inc.(b)
280,000	5.625	06/01/29	263,572
85,000	7.500	04/15/32	83,127
IHS Netherlands Holdco BV
200,000	8.000	09/18/27	194,187
Mexico City Airport Trust
400,000	5.500	10/31/46	331,625

			1,207,350

Entertainment(a)(b) – 0.6%
Cinemark USA, Inc.
311,000	5.250	07/15/28	297,120
SeaWorld Parks & Entertainment, Inc.
290,000	5.250	08/15/29	273,856

			570,976

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(b) – 1.1%
GFL Environmental, Inc.
	$340,000	4.000%		08/01/28	$ 315,289
Madison IAQ LLC
	265,000	4.125		06/30/28	247,200
Waste Pro USA, Inc.
	535,000	5.500		02/15/26	526,900

					1,089,389

Food & Drug Retailing – 0.9%
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
	230,000	8.500		06/01/26	16,903
Kraft Heinz Foods Co.
	155,000	6.875		01/26/39	171,994
	351,000	5.500	(a)	06/01/50	335,436
U.S. Foods, Inc.(a)(b)
	205,000	4.625		06/01/30	190,775
United Natural Foods, Inc.(a)(b)
	180,000	6.750		10/15/28	162,353

					877,461

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	105,000	6.300		02/15/30	107,199

Healthcare Providers & Services(a) – 1.8%
CAB SELAS(b)
EUR	150,000	3.375		02/01/28	143,251
DaVita, Inc.(b)
	$305,000	3.750		02/15/31	260,348
LifePoint Health, Inc.(b)
	335,000	5.375		01/15/29	293,380
	140,000	11.000		10/15/30	154,304
Medline Borrower LP(b)
	400,000	3.875		04/01/29	368,312
	275,000	5.250		10/01/29	262,092
Tenet Healthcare Corp.
	145,000	6.125		10/01/28	144,221
	155,000	6.125		06/15/30	154,037

					1,779,945

Home Builders(a) – 0.6%
KB Home
	185,000	7.250		07/15/30	190,474
LGI Homes, Inc.(b)
	435,000	4.000		07/15/29	377,371

					567,845

Household Products(a)(b) – 0.0%
Kronos Acquisition Holdings, Inc.
	45,000	8.250		06/30/31	45,084

Housewares(a) – 0.2%
Scotts Miracle-Gro Co.
	250,000	4.000		04/01/31	215,615

Insurance(a) – 2.0%
Acrisure LLC/Acrisure Finance, Inc.(b)
	70,000	8.250		02/01/29	70,503
	200,000	4.250		02/15/29	181,778
	445,000	6.000		08/01/29	411,741

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(a) – (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	$180,000	6.750%	10/15/27	$ 177,217
American International Group, Inc.
	305,000	3.400	06/30/30	277,501
AssuredPartners, Inc.(b)
	110,000	5.625	01/15/29	102,928
BroadStreet Partners, Inc.(b)
	510,000	5.875	04/15/29	475,626
Equitable Holdings, Inc.
	60,000	4.350	04/20/28	58,082
HUB International Ltd.(b)
	115,000	7.375	01/31/32	116,664
USI, Inc.(b)
	90,000	7.500	01/15/32	91,489

				1,963,529

Internet(a) – 1.1%
ANGI Group LLC(b)
	194,000	3.875	08/15/28	166,615
Expedia Group, Inc.
	72,000	4.625	08/01/27	70,675
	326,000	2.950	03/15/31	282,244
Match Group Holdings II LLC(b)
	145,000	5.625	02/15/29	139,331
	110,000	3.625	10/01/31	93,185
Meta Platforms, Inc.
	80,000	5.750	05/15/63	82,261
Prosus NV(b)
EUR	120,000	2.031	08/03/32	104,248
United Group BV(b)
	175,000	4.625	08/15/28	180,195

				1,118,754

Investment Companies(a)(b) – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$201,000	9.750	01/15/29	208,648
JAB Holdings BV
	250,000	2.200	11/23/30	201,253

				409,901

Iron/Steel(a) – 0.2%
Metinvest BV
	200,000	8.500	04/23/26	160,000

Leisure Time(a)(b) – 0.7%
Carnival Corp.
	60,000	7.000	08/15/29	62,198
MajorDrive Holdings IV LLC
	315,000	6.375	06/01/29	296,437
Royal Caribbean Cruises Ltd.
	65,000	6.250	03/15/32	65,491
TUI Cruises GmbH
EUR	212,190	6.500	05/15/26	230,204

				654,330

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.9%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(b)
	$350,000	5.000%	06/01/29	$ 326,379
Marriott International, Inc.
	75,000	5.000	10/15/27	74,799
	185,000	4.900	04/15/29	183,032
	58,000	4.875	05/15/29	57,265
Marriott Ownership Resorts, Inc.(b)
	262,000	4.500	06/15/29	240,644

				882,119

Machinery - Construction & Mining(a)(b) – 0.2%
Vertiv Group Corp.
	255,000	4.125	11/15/28	238,086

Machinery-Diversified(a) – 0.9%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(b)
	225,000	9.000	02/15/29	232,998
Otis Worldwide Corp.
	245,000	2.565	02/15/30	214,973
TK Elevator Holdco GmbH(b)
	428,000	7.625	07/15/28	425,415

				873,386

Media – 2.9%
Altice Financing SA(a)(b)
	200,000	5.000	01/15/28	151,670
AMC Networks, Inc.(a)(b)
	80,000	10.250	01/15/29	78,792
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	575,000	4.750	02/01/32	470,879
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	170,000	3.750	02/15/28	158,092
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	370,000	5.875	08/15/27	348,185
DISH DBS Corp.(a)(b)
	110,000	5.250	12/01/26	86,892
DISH Network Corp.(a)(b)
	170,000	11.750	11/15/27	166,996
iHeartCommunications, Inc.(a)
	290,000	8.375	05/01/27	103,852
Sinclair Television Group, Inc.(a)(b)
	170,000	5.125	02/15/27	150,494
Sirius XM Radio, Inc.(b)
	635,000	3.875	09/01/31	518,306
Townsquare Media, Inc.(a)(b)
	325,000	6.875	02/01/26	320,154
Ziggo Bond Co. BV(a)(b)
EUR	300,000	3.375	02/28/30	269,979

				2,824,291

Miscellaneous Manufacturing – 0.4%
General Electric Co.
	$95,000	5.875	01/14/38	97,626

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Hillenbrand, Inc.(a)
$84,000	6.250%	02/15/29	$ 84,463
235,000	3.750	03/01/31	204,079

			386,168

Oil & Gas(a)(b) – 0.3%
CNX Resources Corp.
75,000	7.250	03/01/32	76,382
Matador Resources Co.
110,000	6.500	04/15/32	110,077
Permian Resources Operating LLC
83,000	5.875	07/01/29	81,832

			268,291

Oil Field Services – 4.0%
Cenovus Energy, Inc.
11,000	6.750	11/15/39	11,868
Civitas Resources, Inc.(a)(b)
205,000	5.000	10/15/26	199,715
55,000	8.375	07/01/28	57,707
Crescent Energy Finance LLC(a)(b)
305,000	7.375	01/15/33	305,653
Ecopetrol SA(a)
240,000	6.875	04/29/30	230,758
Kodiak Gas Services LLC(a)(b)
148,000	7.250	02/15/29	151,784
Marathon Petroleum Corp.(a)
50,000	3.800	04/01/28	47,643
Matador Resources Co.(a)(b)
230,000	6.875	04/15/28	233,569
MEG Energy Corp.(a)(b)
215,000	5.875	02/01/29	209,169
Nabors Industries, Inc.(a)(b)
295,000	7.375	05/15/27	299,431
Noble Finance II LLC(a)(b)
130,000	8.000	04/15/30	135,096
Occidental Petroleum Corp.(a)
200,000	5.550	03/15/26	199,660
Permian Resources Operating LLC(a)(b)
79,000	7.000	01/15/32	81,191
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
317,000	7.875	11/01/28	327,718
Southwestern Energy Co.(a)
180,000	4.750	02/01/32	165,325
Sunoco LP(a)(b)
190,000	7.000	05/01/29	194,797
145,000	7.250	05/01/32	149,911
TechnipFMC PLC(a)(b)
375,000	6.500	02/01/26	373,489
Transocean Poseidon Ltd.(a)(b)
74,250	6.875	02/01/27	74,144
Transocean Titan Financing Ltd.(a)(b)
70,000	8.375	02/01/28	72,205
Transocean, Inc.(a)(b)
100,000	8.250	05/15/29	100,197
27,900	8.750	02/15/30	29,293
105,000	8.500	05/15/31	104,896

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
$165,000	7.125%	03/15/29	$ 166,160

			3,921,379

Packaging(a)(b) – 0.6%
ARD Finance SA (e) (PIK 7.250%, Cash 6.500%)
405,000	6.500	06/30/27	102,570
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
200,000	5.250	08/15/27	123,166
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
350,000	6.000	09/15/28	339,042

			564,778

Pharmaceuticals(a)(b) – 0.3%
AdaptHealth LLC
220,000	6.125	08/01/28	209,893
95,000	4.625	08/01/29	82,343
65,000	5.125	03/01/30	56,919

			349,155

Pipelines(a) – 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
155,000	6.625	02/01/32	156,367
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
55,000	7.000	07/15/29	56,013
55,000	7.250	07/15/32	56,549
Buckeye Partners LP(b)
185,000	6.875	07/01/29	185,648
Cheniere Energy Partners LP
40,000	5.950	06/30/33	40,500
CNX Midstream Partners LP(b)
145,000	4.750	04/15/30	130,588
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036	11/15/33	352,497
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500	06/15/31	649,202
Energy Transfer LP
385,000	5.250	04/15/29	384,411
EnLink Midstream Partners LP(c) (3 mo. USD Term SOFR + 4.372%)
192,000	9.711	07/29/24	190,080
Genesis Energy LP/Genesis Energy Finance Corp.
220,000	7.875	05/15/32	222,044
Global Partners LP/GLP Finance Corp.
440,000	6.875	01/15/29	436,462
Howard Midstream Energy Partners LLC(b)
120,000	8.875	07/15/28	126,992
115,000	7.375	07/15/32	116,741
Kinetik Holdings LP(b)
265,000	5.875	06/15/30	261,221
MPLX LP
105,000	4.000	03/15/28	100,468
365,000	2.650	08/15/30	314,619

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
NuStar Logistics LP
$285,000	6.375%	10/01/30	$ 290,073
ONEOK, Inc.
275,000	6.350	01/15/31	288,112
Plains All American Pipeline LP/PAA Finance Corp.
400,000	3.800	09/15/30	365,548
Prairie Acquiror LP(b)
255,000	9.000	08/01/29	262,982
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
140,000	7.375	02/15/29	140,690
75,000	6.000	12/31/30	69,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
395,000	4.875	02/01/31	376,656
197,000	4.000	01/15/32	176,945
Venture Global LNG, Inc.(b)
315,000	8.125	06/01/28	324,863
30,000	9.500	02/01/29	32,855

			6,109,061

Real Estate Investment Trust(a) – 1.0%
Agree LP
25,000	2.900	10/01/30	21,570
Iron Mountain Information Management Services, Inc.(b)
318,000	5.000	07/15/32	290,668
Prologis LP
25,000	1.750	07/01/30	20,680
Realty Income Corp.
60,000	4.000	07/15/29	56,772
355,000	2.850	12/15/32	292,726
Regency Centers LP
60,000	2.950	09/15/29	53,848
Trust Fibra Uno
200,000	4.869	01/15/30	175,850
WP Carey, Inc.
60,000	3.850	07/15/29	56,012
25,000	2.400	02/01/31	20,736

			988,862

Retailing(a) – 2.5%
Asbury Automotive Group, Inc.(b)
220,000	4.625	11/15/29	203,746
55,000	5.000	02/15/32	49,808
Cougar JV Subsidiary LLC(b)
90,000	8.000	05/15/32	93,002
Foundation Building Materials, Inc.(b)
270,000	6.000	03/01/29	239,849
Group 1 Automotive, Inc.(b)
110,000	4.000	08/15/28	101,534
GYP Holdings III Corp.(b)
180,000	4.625	05/01/29	166,784
Ken Garff Automotive LLC(b)
290,000	4.875	09/15/28	268,964
LCM Investments Holdings II LLC(b)
410,000	4.875	05/01/29	383,055
Penske Automotive Group, Inc.
290,000	3.750	06/15/29	261,760

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Sonic Automotive, Inc.(b)
	$185,000	4.625%	11/15/29	$ 167,112
	75,000	4.875	11/15/31	65,969
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
	330,000	6.375	09/30/26	324,311
Tractor Supply Co.
	75,000	1.750	11/01/30	60,761
Yum! Brands, Inc.(b)
	135,000	4.750	01/15/30	128,530

				2,515,185

Semiconductors(a) – 1.6%
Broadcom, Inc.(b)
	372,000	3.469	04/15/34	317,033
	594,000	3.137	11/15/35	475,568
	645,000	3.187	11/15/36	510,144
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400	05/01/30	325,915

				1,628,660

Software(a) – 3.0%
AthenaHealth Group, Inc.(b)
	421,000	6.500	02/15/30	387,804
Castle U.S. Holding Corp.(b)
	362,000	9.500	02/15/28	172,989
Clarivate Science Holdings Corp.(b)
	365,000	3.875	07/01/28	339,300
	310,000	4.875	07/01/29	288,148
Cloud Software Group, Inc.(b)
	130,000	8.250	06/30/32	132,533
Elastic NV(b)
	245,000	4.125	07/15/29	224,116
Oracle Corp.
	415,000	2.875	03/25/31	358,490
	580,000	6.250	11/09/32	614,046
TeamSystem SpA(b)
EUR	435,000	3.500	02/15/28	442,668

				2,960,094

Telecommunication Services – 3.1%
Altice France SA(a)(b)
	330,000	2.125	02/15/25	324,367
AT&T, Inc.(a)
	$365,000	2.750	06/01/31	312,604
	135,000	4.900	08/15/37	125,987
	315,000	5.150	11/15/46	292,474
	395,000	3.650	06/01/51	278,941
	420,000	3.500	09/15/53	285,067
Bharti Airtel Ltd.(a)(b)
	360,000	3.250	06/03/31	316,141
Frontier Communications Holdings LLC(a)(b)
	125,000	5.000	05/01/28	117,796
Hughes Satellite Systems Corp.
	130,000	6.625	08/01/26	58,650
Sprint Capital Corp.
	325,000	8.750	03/15/32	390,819

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
T-Mobile USA, Inc.(a)
$190,000	2.050%		02/15/28	$ 170,563
402,000	3.875		04/15/30	375,818

				3,049,227

Telecommunications(a) – 0.4%
AT&T, Inc.
482,000	2.550		12/01/33	383,123

Transportation – 1.1%
Cargo Aircraft Management, Inc.(a)(b)
120,000	4.750		02/01/28	111,288
MV24 Capital BV
472,980	6.748		06/01/34	450,249
Rand Parent LLC(a)(b)
240,000	8.500		02/15/30	242,750
RXO, Inc.(a)(b)
170,000	7.500		11/15/27	174,376
XPO, Inc.(a)(b)
110,000	7.125		02/01/32	112,634

				1,091,297

TOTAL CORPORATE OBLIGATIONS (Cost $73,520,181)				$ 73,339,134

Mortgage-Backed Obligations – 28.5%
Collateralized Mortgage Obligations(a) – 1.5%
Interest Only(f) – 0.2%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$131,033	0.747	%(c)	09/20/48	$ 13,266
Government National Mortgage Association REMICS Series 2020-7, Class GI
58,082	4.000		01/20/50	11,325
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
167,225	0.597	(c)	02/20/50	17,392
Government National Mortgage Association REMICS Series 2020-146, Class KI
573,352	2.500		10/20/50	83,230
Government National Mortgage Association REMICS Series 2019-153, Class EI
326,544	4.000		12/20/49	66,677
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
246,276	0.597	(c)	04/20/50	26,008
Government National Mortgage Association REMICS Series 2020-61, Class GI
132,975	5.000		05/20/50	29,497

				247,395

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(b)(g) – 0.4%
OBX Trust Series 2024-NQM8, Class A1
$347,158	6.233%		05/25/64	$ 348,190

Sequential Floating Rate(b)(c) – 0.9%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
24,804	7.135		01/25/51	25,127
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4, Class M1A (1 mo. USD Term SOFR + 2.200%)
101,952	7.535		05/25/42	103,622
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2, Class M1B (1 mo. USD Term SOFR + 4.000%)
100,000	9.335		07/25/42	106,828
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2, Class M1 (1 mo. USD Term SOFR + 1.200%)
312,910	6.535		05/25/44	313,272
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R08, Class 1M2 (1 mo. USD Term SOFR + 3.600%)
30,000	8.935		07/25/42	31,726
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
85,000	8.335		04/25/42	87,991
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
25,000	8.435		06/25/43	26,414
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
100,000	6.974		05/25/44	100,221
Residential Mortgage Loan Trust Series 2019-2, Class B1
100,000	4.713		05/25/59	95,788

				890,989

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,486,574

Commercial Mortgage-Backed Securities – 2.0%
Sequential Fixed Rate(a) – 0.9%
Bank5 Series 2024-5YR7, Class A3
$475,000	5.769%		06/15/57	$ 482,790
BBCMS Mortgage Trust Series 2024-C26, Class A5
375,000	5.829		05/15/57	390,241

				873,031

Sequential Floating Rate(c) – 1.1%
Bank Series 2018-BN13, Class A5
375,000	4.217	(a)	08/15/61	357,595
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
300,000	6.248	(b)	03/15/37	283,691

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
$400,000	6.971	%(b)	02/15/41	$ 398,704

				1,039,990

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 1,913,021

Federal Agencies(h) – 25.0%
Government National Mortgage Association – 9.9%
$5,000,000	4.500%		TBA-30yr	$ 4,752,855
1,000,000	6.000		TBA-30yr	1,004,297
2,000,000	6.500		TBA-30yr	2,027,772
2,000,000	7.000		TBA-30yr	2,036,141

				9,821,065

Uniform Mortgage-Backed Security – 15.1%
1,000,000	2.500		TBA-30yr	816,719
5,000,000	5.500		TBA-30yr	4,962,227
8,000,000	6.000		TBA-30yr	8,045,409
1,000,000	7.000		TBA-30yr	1,028,132

				14,852,487

TOTAL FEDERAL AGENCIES				$ 24,673,552

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $28,109,542)				$ 28,073,147

Asset-Backed Securities(a)(b)(c) – 10.7%
Collateralized Loan Obligations – 10.7%
1988 CLO 3 Ltd. Series 2023-3A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$500,000	7.329%		10/15/38	$ 505,929
1988 CLO 5 Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.540%)
500,000	6.865		07/15/37	500,000
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR (3 mo. USD Term SOFR + 3.712%)
175,000	9.038		04/19/34	175,668
Bain Capital Credit CLO Ltd. Series 2024-3A, Class A1 (3 mo. USD Term SOFR + 1.480%)
725,000	6.723		07/16/37	725,366
Carval CLO X-C Ltd. Series 2024-2A, Class A (3 mo. USD Term SOFR + 1.460%)
300,000	7.336		07/20/37	300,000
CIFC Funding Ltd. Series 2022-6A, Class B1 (3 mo. USD Term SOFR + 3.100%)
600,000	8.428		07/16/35	604,220
Diameter Capital CLO 7 Ltd. Series 2024-7A, Class A1A (3 mo. USD Term SOFR + 1.480%)
725,000	6.806		07/20/37	725,370
Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A (3 mo. USD Term SOFR + 1.500%)
725,000	6.815		07/25/37	726,176

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
Katayma CLO I Ltd. Series 2023-1A, Class A1 (3 mo. USD Term SOFR + 2.000%)
$1,000,000	7.325%		10/20/36	$ 1,009,966
Madison Park Funding LXI Ltd. Series 2023-61A, Class A (3 mo. USD Term SOFR + 1.730%)
500,000	7.037		01/20/37	504,507
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
600,000	8.840		10/15/32	601,564
Mountain View CLO XV Ltd. Series 2019-2A, Class A1R (3 mo. USD Term SOFR + 1.670%)
400,000	7.002		07/15/37	402,040
Oaktree CLO Ltd. Series 2019-4A, Class ARR (3 mo. USD Term SOFR + 1.510%)
250,000	6.843		07/20/37	250,129
Park Blue CLO Ltd. Series 2024-5A, Class A1 (3 mo. USD Term SOFR + 1.480%)
500,000	6.798		07/25/37	500,255
Rad CLO 22 Ltd. Series 2023-22A, Class B (3 mo. USD Term SOFR + 2.670%)
350,000	8.042		01/20/37	355,678
Rad CLO 25 Ltd. Series 2024-25A, Class A1 (3 mo. USD Term SOFR + 1.460%)
750,000	6.781		07/20/37	750,379
Rockford Tower CLO Ltd. Series 2023-1A, Class C (3 mo. USD Term SOFR + 3.200%)
300,000	8.551		01/20/36	300,622
RRX 7 Ltd. Series 2022-7A, Class A1 (3 mo. USD Term SOFR + 1.360%)
1,000,000	6.689		07/15/35	1,001,693
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
600,000	9.309		04/18/36	590,992

				10,530,554

TOTAL ASSET-BACKED SECURITIES (Cost $10,503,580)				$ 10,530,554

Bank Loans(i) – 4.8%
Aerospace & Defense – 0.3%
ADS Tactical, Inc. (1 mo. USD LIBOR + 5.750%)–(1 mo. USD Term SOFR + 5.750%)
$245,520	11.180–11.183	%(c)	03/19/26	$ 245,827
Bleriot U.S. Bidco, Inc.
99,748	0.000	(j)	10/31/30	100,147

				345,974

Automotive(c) – 0.4%
First Brands Group LLC (3 mo. USD Term SOFR + 8.500%)
250,000	14.141		03/30/28	240,625
(3 mo. USD Term SOFR + 5.000%)
128,564	10.591		03/30/27	127,560

				368,185

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Building & Construction(c) – 0.2%
Energize HoldCo LLC (1 mo. USD Term SOFR + 3.750%)
	$238,316	9.209%	12/08/28	$ 238,554

Building Materials(c) – 0.6%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	341,250	8.694	11/03/28	340,823
Icebox Holdco III, Inc. (3 mo. USD Term SOFR + 3.750%)
	171,211	9.346	12/22/28	171,497
(3 mo. USD Term SOFR + 6.750%)
	50,000	12.346	12/21/29	50,500

				562,820

Capital Goods - Others(c) – 0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	72,938	7.472	05/21/28	78,031
(3 mo. USD Term SOFR + 3.750%)
	$184,872	9.346	05/19/28	185,451

				263,482

Diversified Financial Services(c) – 0.4%
DRW Holdings LLC (1 mo. USD Term SOFR + 3.750%)
	363,750	9.192	03/01/28	363,182

Entertainment(c) – 0.3%
Arcis Golf LLC (1 mo. USD Term SOFR + 3.750%)
	171,513	9.208	11/24/28	171,656
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%)
	148,129	8.585–8.594	05/24/30	148,684

				320,340

Machinery(c) – 0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.250%)
	21,496	7.685	04/20/29	21,502

Media - Cable(c) – 0.1%
DirecTV Financing LLC (1 mo. USD Term SOFR + 5.000%)
	80,700	10.458	08/02/27	80,780

Media - Non Cable(c) – 0.1%
Audacy Capital Corp. (1 mo. USD Term SOFR + 6.000%)
	8,445	11.458	08/19/24	8,414
Entercom Media Corp.
	225,000	0.000	11/18/24	105,750

				114,164

Metals & Mining(c) – 0.2%
Grinding Media, Inc. (3 mo. USD Term SOFR + 4.000%)
	195,000	9.555	10/12/28	193,041

Midstream(j) – 0.1%
AL GCX Holdings LLC
	74,616	0.000	05/17/29	74,429

Packaging(c) – 0.5%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
	146,250	10.444	10/29/28	144,209
LC Ahab U.S. Bidco LLC (1 mo. USD Term SOFR + 3.500%)
	75,000	8.845	05/01/31	75,047

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Packaging(c) – (continued)
Pretium Packaging LLC (3 mo. USD Term SOFR + 5.000%)
	$279,067	10.327%		10/02/28	$ 286,183

					505,439

Pipelines(c) – 0.3%
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
	300,000	11.082		06/29/29	299,391

Retailers(c) – 0.2%
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
	210,000	14.091		11/02/28	160,650

Technology(c) – 0.2%
Syndigo LLC (1 mo. USD Term SOFR + 4.500%)
	217,687	9.959		12/15/27	215,511

Technology - Software(c) – 0.6%
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
	350,000	9.594		06/17/31	346,500
iSolved, Inc. (1 mo. USD Term SOFR + 3.500%)
	52,875	8.844		10/15/30	52,925
Loyalty Ventures, Inc.
	196,262	0.000	(k)	11/03/27	1,472
Virtusa Corp. (3 mo. USD Term SOFR + 3.750%)
	191,341	9.079		02/11/28	191,521

					592,418

TOTAL BANK LOANS (Cost $5,050,328)					$ 4,719,862

Sovereign Debt Obligations – 4.4%
Euro – 1.3%
Benin Government International Bonds(b)
EUR	260,000	4.875%		01/19/32	$ 233,026
Egypt Government International Bonds
	200,000	4.750		04/16/26	201,807
Indonesia Government International Bonds
	100,000	1.100		03/12/33	84,940
Ivory Coast Government International Bonds(b)
	500,000	4.875		01/30/32	449,130
Romania Government International Bonds
	290,000	2.875		03/11/29	288,350
	30,000	2.625	(b)	12/02/40	20,811

					1,278,064

United States Dollar – 3.1%
Abu Dhabi Government International Bonds(b)
	$200,000	3.875		04/16/50	159,500
Argentina Republic Government International Bonds(a)
	13,920	1.000		07/09/29	7,956
	455,900	0.750	(g)	07/09/30	255,760
Dominican Republic International Bonds(b)
	240,000	4.875		09/23/32	215,250
Ecuador Government International Bonds(b)
	34,036	0.000	(d)	07/31/30	16,273
	40,000	6.000	(g)	07/31/30	25,313
	46,400	2.500	(g)	07/31/40	21,011

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Egypt Government International Bonds(b)
$200,000	8.875%	05/29/50	$ 152,250
Mexico Government International Bonds(a)
603,000	3.500	02/12/34	490,540
Morocco Government International Bonds(b)
310,000	3.000	12/15/32	249,259
National Bank of Uzbekistan
260,000	4.850	10/21/25	249,691
Peru Government International Bonds(a)
400,000	2.783	01/23/31	342,600
Republic of Uzbekistan International Bonds(b)
200,000	3.700	11/25/30	164,500
Turkiye Government International Bonds
200,000	6.125	10/24/28	195,187
200,000	7.625	04/26/29	204,125
200,000	6.500	09/20/33	187,938
Ukraine Government International Bonds
190,000	7.750	09/01/25	59,945
200,000	7.750	09/01/28	60,600

			3,057,698

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,525,048)			$ 4,335,762

Shares	Description	Value

Common Stocks(k) – 0.4%
Communications Equipment – 0.2%
4,216	Intelsat SA	$ 154,938

Media – 0.0%
45,301	iHeartMedia, Inc. Class A	49,378

Oil, Gas & Consumable Fuels – 0.2%
6,420	Summit Midstream Partners LP	228,295

TOTAL COMMON STOCKS (Cost $477,724)		$ 432,611

TOTAL INVESTMENTS – 123.1% (Cost $123,186,403)		$121,431,070

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.1)%		(22,790,779)

NET ASSETS – 100.0%		$ 98,640,291

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2024.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $24,673,552 which represents approximately 25.0% of net assets as of June 30, 2024.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	3,960,457	EUR	3,663,089	07/30/24	$31,746

FORWARD SALES CONTRACTS — At June 30, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	4.000%	TBA - 30yr	07/01/24	$(1,000,000)	$(914,844)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/01/24	(8,000,000)	(7,540,936)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/01/24	(1,000,000)	(966,445)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/01/24	(9,000,000)	(9,159,604)

(PROCEEDS RECEIVED: $(18,609,805))					$(18,581,829)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	09/19/24	$1,099,844	$(2,969)
2 Year U.S. Treasury Notes	29	09/30/24	5,922,344	13,632
5 Year U.S. Treasury Notes	33	09/30/24	3,517,078	9,539

Total				$20,202

Short position contracts:
20 Year U.S. Treasury Bonds	(5)	09/19/24	(591,563)	(6,091)
Ultra 10-Year U.S. Treasury Note	(17)	09/19/24	(1,930,031)	(20,951)
Ultra Long U.S. Treasury Bonds	(21)	09/19/24	(2,632,219)	(32,179)

Total				$(59,221)

TOTAL FUTURES CONTRACTS				$(39,019)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	6M EURO(c)	09/18/27	EUR	610	$8,150	$8,636	$(486)
2.500(b)	6M EURO(c)	09/18/28		100	1,445	1,468	(23)
2.500(b)	6M EURO(c)	09/18/29		880	13,933	13,833	100
2.500(b)	6M EURO(c)	09/18/31		710	14,038	13,109	929
2.500(b)	6M EURO(c)	09/18/34		430	12,375	11,199	1,176

TOTAL					$49,941	$48,245	$1,696

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made annually.
(c)	Payments made semi-annually.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	1.301%	06/20/25	$45	$1,635	$(343)	$1,978
CDX.NA.IG Index 33	1.000	0.098	12/20/24	1,950	8,973	4,191	4,782
CDX.NA.IG Index 41	1.000	0.479	12/20/28	4,990	106,475	79,348	27,127

TOTAL					$117,083	$83,196	$33,887

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Ind 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
EURO	— Euro Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$223,184,062	$—
Corporate Obligations	—	127,239,234	—
Asset-Backed Securities	—	51,979,626	—
Bank Loans	—	12,703,380	—
Municipal Debt Obligations	—	3,100,740	—
Sovereign Debt Obligations	—	2,874,190	—
U.S. Treasury Obligations	2,307,086	—	—
Investment Company	4,265,206	—	—

Total	$6,572,292	$421,081,232	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(72,596,806)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,503,548	$—
Futures Contracts(a)	509,539	—	—
Interest Rate Swap Contracts(a)	—	5,732,194	—
Credit Default Swap Contracts(a)	—	28,002	—
Purchased Option Contracts	—	2,262,385	—

Total	$509,539	$9,526,129	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,178,640)	$—
Futures Contracts(a)	(111,390)	—	—
Interest Rate Swap Contracts(a)	—	(2,306,748)	—
Credit Default Swap Contracts(a)	—	(23,052)	—
Written Option Contracts	—	(1,922,121)	—

Total	$(111,390)	$(6,430,561)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$1,070,255,095	$—
Corporate Obligations	—	648,007,216	—
U.S. Treasury Obligations	484,588,308	—	—
Asset-Backed Securities	—	215,041,992	—
Agency Debentures	—	22,356,565	—
Sovereign Debt Obligations	—	17,291,923	—
Municipal Debt Obligations	—	8,480,372	—
Investment Company	16,390,908	—	—

Total	$500,979,216	$1,981,433,163	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(312,510,990)	$—

Derivative Type

Assets
Futures Contracts(a)	$1,697,361	$—	$—
Interest Rate Swap Contracts(a)	—	10,340,886	—
Credit Default Swap Contracts(a)	—	1,627,191	—
Purchased Option Contracts	—	325,989	—

Total	$1,697,361	$12,294,066	$—

Liabilities
Futures Contracts(a)	$(365,854)	$—	$—
Interest Rate Swap Contracts(a)	—	(4,744,454)	—
Credit Default Swap Contracts(a)	—	(10,269)	—
Written Option Contracts	—	(871,535)	—

Total	$(365,854)	$(5,626,258)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$625,181,877	$—
Asset-Backed Securities	—	197,461,677	—
Corporate Obligations	—	150,262,897	—
U.S. Treasury Obligations	54,088,300	—	—
Bank Loans	—	37,783,586	—
Sovereign Debt Obligations	—	9,162,490	—
Municipal Debt Obligations	—	8,063,954	—
Common Stock and/or Other Equity Investments(b)
North America	1,141,777	—	—

Total	$55,230,077	$1,027,916,481	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(310,398,656)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,659,081	$—
Futures Contracts(a)	663,727	—	—
Interest Rate Swap Contracts(a)	—	34,313,613	—
Credit Default Swap Contracts(a)	—	329,684	—
Purchased Option Contracts	—	10,644,294	—

Total	$663,727	$50,946,672	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(8,838,891)	$—
Futures Contracts(a)	(1,390,890)	—	—
Interest Rate Swap Contracts(a)	—	(13,820,465)	—
Credit Default Swap Contracts(a)	—	(287,476)	—
Total Return Swap Contracts(a)	—	(865,744)	—
Written Option Contracts	—	(9,238,789)	—

Total	$(1,390,890)	$(33,051,365)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$217,430,236	$—
Corporate Obligations	—	212,895,449	—
Sovereign Debt Obligations	130,197,035	36,007,130	—
Asset-Backed Securities	—	90,694,011	—
U.S. Treasury Obligations	7,879,561	—	—
Exchange Traded Funds	300,137	—	—
Short-term Investments	—	4,288,642	—

Total	$138,376,733	$561,315,468	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(41,956,280)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$4,021,652	$—
Futures Contracts(a)	961,443	—	—
Interest Rate Swap Contracts(a)	—	9,291,071	—
Credit Default Swap Contracts(a)	—	282,764	—
Purchased Option Contracts	—	222,740	—

Total	$961,443	$13,818,227	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(544,276)	$—
Futures Contracts(a)	(437,194)	—	—
Interest Rate Swap Contracts(a)	—	(3,806,008)	—
Credit Default Swap Contracts(a)	—	(49,817)	—
Written Option Contracts	—	(590,296)	—

Total	$(437,194)	$(4,990,397)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$73,339,134	$—
Mortgage-Backed Obligations	—	28,073,147	—
Asset-Backed Securities	—	10,530,554	—
Bank Loans	—	4,719,862	—
Sovereign Debt Obligations	—	4,335,762	—
Common Stock and/or Other Equity Investments(b)
Europe	—	154,938	—
North America	277,673	—	—

Total	$277,673	$121,153,397	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(18,581,829)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$31,746	$—
Futures Contracts	23,171	—	—
Interest Rate Swap Contracts	—	2,205	—
Credit Default Swap Contracts	—	33,887	—

Total	$23,171	$67,838	$—

Liabilities(a)
Futures Contracts	$(62,190)	$—	$—
Interest Rate Swap Contracts	—	(509)	—

Total	$(62,190)	$(509)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments. The Funds’ risks include, but are not limited to, the following: The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(iii) the Funds’ may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — The Funds’ invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Funds may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.